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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                       GENERAL ELECTRIC FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06912 0031
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06912 0031
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 9/30/04
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


GE Funds




Annual Report
SEPTEMBER 30, 2004




[GE LOGO]

GE Funds
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Table of Contents


FINANCIAL INFORMATION
MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS
      GE U.S. Equity Fund.................................................    1
      GE Value Equity Fund................................................    8
      GE Small-Cap Value Equity Fund......................................   13
      GE Global Equity Fund...............................................   18
      GE International Equity Fund........................................   24
      GE Premier Growth Equity Fund.......................................   30
      GE Strategic Investment Fund........................................   34
      GE Government Securities Fund.......................................   49
      GE Short-Term Government Fund.......................................   55
      GE Tax-Exempt Fund..................................................   60
      GE Fixed Income Fund................................................   68
      GE Money Market Fund................................................   81
NOTES TO PERFORMANCE......................................................   86
NOTES TO SCHEDULES OF INVESTMENTS.........................................   88
FINANCIAL STATEMENTS
      Financial Highlights................................................   89
      Notes to Financial Highlights.......................................  101
      Statements of Assets and Liabilities................................  102
      Statements of Operations............................................  106
      Statements of Changes in Net Assets.................................  110
      Notes to Financial Statements.......................................  118
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................  131
TAX INFORMATION...........................................................  132
ADDITIONAL INFORMATION....................................................  133
INVESTMENT TEAM...........................................................  136


--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

GE U.S. Equity Fund
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                                                                             Q&A



DAVID B. CARLSON IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE U.S. EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON IS ALSO PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE US EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the US Equity Fund posted an increase of 9.87% for Class A shares, 9.04% for Class B shares, 9.05% for Class C shares, and 10.13% for Class Y shares. The S&P 500 Index advanced 13.87% and the Fund's Lipper peer group of 953 Large Cap Core funds returned an average of 10.19% for the same period.


Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. Lagging stock performance in the Financials, Healthcare, Information Technology, Consumer Discretionary, and Industrials sectors are the primary drivers for underperformance over the twelve months ended September 30, 2004.


Q.  WHICH STOCKS HAVE PERFORMED WELL?

A. Energy stocks helped performance the most over the period. Oil prices have stayed high over the period and as such earnings estimates have been rising for many energy companies. Oil and gas companies such as Burlington Resources (+44%), ConocoPhillips (+55%), Exxon Mobil (+36%), EnCana Corp (+29%), BP PLC (+41%), and Devon Energy (+48%) all contributed positively to performance. Energy equipment and services stocks advanced almost 44% over the period and our holdings in Schlumberger (+41%), Nabors (+27%), and Baker Hughes (+50%) helped performance.


Q.  WHICH STOCKS HAVE NOT PERFORMED WELL?

A. The portfolio was overweight in the Financials sector for the one-year period. Fannie Mae (-7%), Citigroup (flat), State Street (-4%), and Mellon (-6%) all hurt performance as the benchmark sector advanced 15% over the period. In addition, Healthcare positions in Cardinal Health (-25%), Lincare (-19%) and Wyeth (-17%) all hurt performance. Our in-line weighting in Information Technology helped as the sector was up over the period; however, not owning more speculative smaller capitalization companies in the communications equipment industry such as Avaya (+28%) and only owning Cisco (-8%) hurt performance. In addition, owning Intuit (-6%) and not owning Autodesk (+188%) and Parametric Technology (+68%) hurt performance in the software industry. Consumer Discretionary was slightly overweight with media stocks lagging. Our holdings in Comcast (-6%), Liberty Media (+6%), and Viacom (-12%) detracted from performance given the 13% increase in the market over the time period. Industrials were strong



PICTURED TO THE RIGHT: DAVID B. CARLSON

[PHOTO OF DAVID B. CARLSON]

GE U.S. Equity Fund
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                                                                             Q&A



over the period as investors anticipated the improving economic recovery. Our holdings, while maintaining an in-line weighting to the benchmark, did not keep pace with the S&P 500 industrial benchmark stocks.


Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Over the past year, many of the stocks that helped fuel gains in the market were on average smaller in market capitalization, had higher expected growth rates, and were more expensive in terms of price to earnings ratio. Companies losing money posted some of the best returns over the period. This trend was evident starting in the second quarter of 2003 as the market began to rally after the Iraq War was declared over. Interestingly, investor's penchant for investing in these stocks created a "quality" schism in the market. This trend was challenging in 2003 and has persisted into 2004. A more muted trend has been observed in the second quarter of 2004. Many of these speculative stocks have volatile fundamentals. We remain focused on the higher quality, larger capitalization stocks when investing for this strategy.

GE U.S. Equity Fund
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                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                             986.92                             3.79
     Class B                         1,000.00                             983.61                             7.50
     Class C                         1,000.00                             983.43                             7.65
     Class Y                         1,000.00                             988.37                             2.55
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
---------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,020.96                             3.86
     Class B                         1,000.00                           1,017.28                             7.64
     Class C                         1,000.00                           1,017.13                             7.79
     Class Y                         1,000.00                           1,022.19                             2.60
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.76% FOR CLASS A, 1.51% FOR CLASS B, 1.54% FOR CLASS C, AND 0.51% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: (1.31)% FOR CLASS A SHARES, (1.64)% FOR CLASS B SHARES, (1.66)% FOR CLASS C SHARES, AND (1.16)% FOR CLASS Y SHARES.



3
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GE U.S. Equity Fund
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---------------------------------------------------
TEN LARGEST HOLDINGS AS OF SEPTEMBER 30, 2004
as a % of Market Value
---------------------------------------------------
Exxon Mobil Corp.                            3.74%
---------------------------------------------------
Pfizer Inc.                                  3.69%
---------------------------------------------------
Microsoft Corp.                              3.17%
---------------------------------------------------
Citigroup Inc.                               3.16%
---------------------------------------------------
American International Group Inc.            3.00%
---------------------------------------------------
Bank of America Corp.                        2.51%
---------------------------------------------------
Industrial Select Sector SPDR Fund           2.50%
---------------------------------------------------
First Data Corp.                             2.31%
---------------------------------------------------
Johnson & Johnson                            2.09%
---------------------------------------------------
PepsiCo Inc.                                 2.02%
---------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal market conditions.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group
Based on average annual total returns
for the periods ended 9/30/04

                         ONE     FIVE    TEN
                         YEAR    YEAR    YEAR
                        ------  ------  ------
Number of
Funds in
peer group:               953     607     217
------------------------------------------------
Peer group
average annual
total return:           10.19%  -2.48%   8.89%
------------------------------------------------
Lipper categories
in peer group: Large Cap Core


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 CLASS A SHARES+
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

          GE U.S. Equity Fund    GE U.S. Equity Fund w/load  S&P 500
 9/94     $10,000.00             $ 9,425.00                  $10,000.00
 9/95      12,685.87              11,956.43                   12,973.13
 9/96      15,058.29              14,192.43                   15,611.09
 9/97      21,045.97              19,835.82                   21,931.11
 9/98      22,229.42              20,951.23                   23,929.68
 9/99      28,407.64              26,774.20                   30,583.70
 9/00      31,843.89              30,012.86                   34,634.09
 9/01      26,204.97              24,698.18                   25,401.17
 9/02      21,545.06              20,306.22                   20,196.48
 9/03      25,874.16              24,386.40                   25,132.48
 9/04      29,817.53              29,817.53                   28,619.38

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                         ONE     FIVE    TEN
                         YEAR    YEAR    YEAR
                        ------  ------  -------
GE U.S. Equity           9.87%   0.01%   11.01%
GE U.S. Equity W/LOAD    3.53%  -1.16%   10.36%
  MAXIMUM LOAD OF 5.75%
S&P 500                 13.87%  -1.32%   11.09%


--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

         GE U.S. Equity Fund        GE U.S. Equity Fund w/load        S&P 500
 9/94    $10,000.00                 $10,000.00                       $10,000.00
 9/95     12,591.68                  12,591.68                        12,973.13
 9/96     14,830.92                  14,830.92                        15,611.09
 9/97     20,577.90                  20,577.90                        21,931.11
 9/98     21,565.82                  21,565.82                        23,929.68
 9/99     27,352.78                  27,352.78                        30,583.70
 9/00     30,609.52                  30,609.52                        34,634.09
 9/01     25,189.18                  25,189.18                        25,401.17
 9/02     20,709.90                  20,709.90                        20,196.48
 9/03     24,871.19                  24,871.19                        25,132.48
 9/04     27,299.11                  27,299.11                        28,619.38

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                         ONE     FIVE    TEN
                         YEAR    YEAR    YEAR
                        ------  ------  -------
GE U.S. Equity           9.04%  -0.72%  10.51%
GE U.S. Equity W/LOAD    5.04%  -0.72%  10.51%
  MAXIMUM LOAD           4.00%   0.00%   0.00%
S&P 500                 13.87%  -1.32%  11.09%


--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

              GE U.S. Equity Fund     GE U.S. Equity Fund w/load     S&P 500
 9/30/99      $10,000.00              $10,000.00                     $10,000.00
 03/00         11,372.41               11,372.41                      11,773.02
 09/00         11,125.34               11,125.34                      11,324.36
 03/01         10,109.34               10,109.34                       9,200.32
 09/01          9,089.24                9,089.24                       8,305.46
 03/02         10,146.06               10,146.06                       9,219.23
 09/02          7,415.77                7,415.77                       6,603.67
 03/03          7,684.68                7,684.68                       6,936.74
 09/03          8,859.21                8,859.21                       8,217.61
 03/04          9,823.71                9,823.71                       9,374.53
 09/04          9,660.95                9,660.95                       9,357.72

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                        ONE      THREE    SINCE
                        YEAR     YEAR   INCEPTION
                       ------   ------  ---------
GE U.S. Equity          9.05%    2.05%    -0.69%
GE U.S. Equity W/LOAD   8.05%    2.05%    -0.69%
  MAXIMUM LOAD          1.00%    0.00%     0.00%
S&P 500                13.87%    4.06%    -1.32%


--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

            GE U.S. Equity Fund      S&P 500
9/94        $10,000.00               $10,000.00
9/95         12,713.55                12,973.13
9/96         15,125.42                15,611.09
9/97         21,200.23                21,931.11
9/98         22,442.06                23,929.68
9/99         28,757.48                30,583.70
9/00         32,316.62                34,634.09
9/01         26,661.41                25,401.17
9/02         21,974.07                20,196.48
9/03         26,471.63                25,132.48
9/04         29,154.12                28,619.38

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                         ONE     FIVE    TEN
                         YEAR    YEAR    YEAR
                        ------  ------  -------
GE U.S. Equity          10.13%   0.27%   11.29%
S&P 500                 13.87%  -1.32%   11.09%


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



4
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GE U.S. EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments


--------------------------------------------------------------------------------
                               GE U.S. EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $740,593 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

               [PIE CHART]
Financials                            21.0%
Information Technology                15.5%
Healthcare                            11.3%
Consumer - Discretionary              11.1%
Industrials                           10.4%
Consumer - Staples                     8.4%
Energy                                 8.5%
Short Terms                            5.2%
Materials                              3.2%
Telecommunication Services             3.0%
Utilities                              2.3%

----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
COMMON STOCK -- 94.7%
----------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.5%

Carnival Corp.................      139,782  $  6,610,291
Comcast Corp. (Class A Special)     379,714    10,601,615(a)
Comcast Corp. (Class A).......       13,808       389,938(a)
eBay Inc......................       15,879     1,459,915(a)
Harley-Davidson Inc...........       43,727     2,599,133
Home Depot Inc................      185,254     7,261,957
IAC/InterActiveCorp...........       12,082       266,046(a)
Liberty Media Corp. (Series A)    1,310,074    11,423,845(a)
Liberty Media International
   Inc.  (Series A)...........       66,076     2,204,428(a)
Lowe's Cos. Inc...............      111,686     6,070,134
Omnicom Group.................       39,697     2,900,263
News Corp. Ltd. ADR...........       40,273     1,261,753(a,j)
Target Corp...................      291,415    13,186,529
Time Warner Inc...............      278,926     4,501,866
Tribune Co....................       94,641     3,894,477
Viacom Inc. (Class B).........      231,856     7,781,087
                                               82,413,277

CONSUMER STAPLES -- 8.7%

Altria Group Inc..............       10,356       487,146
Anheuser-Busch Cos. Inc.......       89,175     4,454,291(h)
Avon Products Inc.............       13,348       583,041
Clorox Co.....................      165,834     8,838,952
Colgate-Palmolive Co..........      148,675     6,717,137
Kellogg Co....................       89,429     3,815,041
Kimberly-Clark Corp...........      110,217     7,118,916
PepsiCo Inc...................      307,401    14,955,059


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Procter & Gamble Co...........      104,709  $  5,666,851
Sara Lee Corp.................       39,341       898,784
Wal-Mart Stores Inc...........      165,118     8,784,278
                                               62,319,496

ENERGY -- 8.7%

Baker Hughes Inc..............       24,363     1,065,150
Burlington Resources Inc......      223,686     9,126,389
ConocoPhillips Co.............       89,772     7,437,610
Devon Energy Corp.............       11,534       819,029
EnCana Corp...................       84,004     3,889,385
Exxon Mobil Corp..............      573,598    27,721,991
Nabors Industries Ltd.........       58,108     2,751,414(a)
Schlumberger Ltd..............      141,272     9,509,018
                                               62,319,986

FINANCIALS -- 21.0%

AFLAC Inc.....................       47,752     1,872,356
Allstate Corp.................      139,228     6,681,552
American Express Co...........       30,522     1,570,662
American International
   Group Inc..................      326,654    22,209,205
Bank of America Corp..........      429,305    18,601,786
Berkshire Hathaway Inc.
   (Class B)..................        1,116     3,204,036(a)
Chubb Corp....................       19,951     1,402,156
Citigroup Inc.................      530,523    23,406,675
Federal Home Loan
   Mortgage Corp..............       38,471     2,509,848
Federal National
   Mortgage Assoc.............      216,798    13,744,993
Hartford Financial Services
   Group Inc..................       49,478     3,064,173
HCC Insurance Holdings Inc....       12,352       372,413(j)
JP Morgan Chase & Co..........       93,778     3,725,800
Lincoln National Corp.........       10,322       485,134
Marsh & McLennan Cos. Inc.....      122,544     5,607,613
MBNA Corp.....................       49,478     1,246,846
Mellon Financial Corp.........      167,123     4,627,636
Merrill Lynch & Co. Inc.......       19,228       956,016
Morgan Stanley................      119,268     5,879,912
North Fork Bancorporation Inc.       19,331       859,263(j)
Principal Financial Group.....       48,903     1,759,041(a)
Prudential Financial Inc......       50,053     2,354,493
SLM Corp......................       36,433     1,624,912
State Street Corp.............      266,305    11,373,887(e)
US Bancorp....................       91,049     2,631,316
Wachovia Corp.................       17,835       837,353
Wells Fargo & Co..............      129,965     7,749,813
                                              150,358,890

HEALTHCARE -- 11.7%

Abbott Laboratories...........      347,824    14,733,825
Amgen Inc.....................       22,208     1,258,749(a)
Cardinal Health Inc...........       57,463     2,515,156(h)




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE U.S. EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments



----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
DENTSPLY International Inc....       23,013  $  1,195,295
HCA Inc.......................       40,273     1,536,415
Johnson & Johnson.............      275,005    15,491,032
Lincare Holdings Inc..........      138,078     4,102,297(a,j)
Medtronic Inc.................       23,076     1,197,644
Pfizer Inc....................      893,528    27,341,957
Smith & Nephew PLC. ADR.......       11,736       543,964(a)
UnitedHealth Group Inc........       63,631     4,692,150
Wyeth.........................      249,115     9,316,901(h)
                                               83,925,385

INDUSTRIALS -- 8.2%

Burlington Northern
   Santa Fe Corp..............      120,789     4,627,427
Checkfree Corp................       24,066       665,906(a,j)
Corinthian Colleges Inc.......       31,643       426,548(a)
Danaher Corp..................       37,166     1,905,872
Deere & Co....................       93,769     6,052,789
Dover Corp....................      138,078     5,367,092(h)
Eaton Corp....................       58,395     3,702,827
Emerson Electric Co...........       23,013     1,424,275
General Dynamics Corp.........       41,424     4,229,390
Lockheed Martin Corp..........       32,060     1,788,307
Northrop Grumman Corp.........       93,618     4,992,648
Paccar Inc....................       25,890     1,789,517
Pitney Bowes Inc..............       12,369       545,473
Southwest Airlines Co.........      147,416     2,007,806
3M Co.........................       20,712     1,656,339
Tyco International Ltd........      182,748     5,603,054
Union Pacific Corp............       33,369     1,955,423
United Technologies Corp......       67,888     6,339,381
Waste Management Inc..........      132,731     3,628,866
                                               58,708,940

INFORMATION TECHNOLOGY -- 16.0%

Analog Devices Inc............      145,088     5,626,513
Applied Materials Inc.........      202,689     3,342,342(a)
Automatic Data Processing Inc.      101,257     4,183,939
BMC Software Inc..............       74,792     1,182,462(a)
Certegy Inc...................       74,297     2,764,591
Cisco Systems Inc.............      474,067     8,580,613(a)
Dell Inc......................      205,391     7,311,920(a)
EMC Corp......................      120,695     1,392,820(a)
First Data Corp...............      393,338    17,110,203
Intel Corp....................      409,805     8,220,688
International Business
   Machines Corp..............      113,914     9,766,986
Intuit Inc....................       97,092     4,407,977(a)
Microsoft Corp................      849,179    23,479,799
Molex Inc. (Class A)..........      204,815     5,388,683
Oracle Corp...................      656,212     7,402,071(a)
Paychex Inc...................       20,136       607,100
Siebel Systems Inc............       57,532       433,791(a)
Unisys Corp...................      195,610     2,018,695(a)
Yahoo! Inc....................       43,725     1,482,715(a)
                                              114,703,908


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
MATERIALS -- 3.4%

Alcoa Inc.....................       87,449  $  2,937,412
Barrick Gold Corp.............       96,079     2,021,502
Freeport-McMoRan Copper &
   Gold Inc. (Class B)........       51,779     2,097,050(j)
Newmont Mining Corp...........       92,052     4,191,128
Praxair Inc...................      128,527     5,493,244
Rohm & Haas Co................       59,258     2,546,316
Weyerhaeuser Co...............       72,491     4,819,202
                                               24,105,854

TELECOMMUNICATION SERVICES -- 3.1%

SBC Communications Inc........       69,039     1,791,562
Sprint Corp...................       57,532     1,158,119
Verizon Communications Inc....      150,160     5,913,301
Vodafone Group PLC. ADR.......      558,419    13,463,482
                                               22,326,464

UTILITIES -- 2.4%

Dominion Resources Inc........      109,881     7,169,735
Entergy Corp..................       63,952     3,876,131
Exelon Corp...................       90,326     3,314,061
PG&E Corp.....................       96,654     2,938,282(a)
                                               17,298,209

TOTAL COMMON STOCK
   (COST $ 627,337,965).......                678,480,409

----------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.3%
----------------------------------------------------------

Financial Select Sector
   SPDR Fund..................      175,385     4,991,457(j)
Industrial Select Sector
   SPDR Fund..................      652,500    18,504,897(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $ 21,978,038)........                 23,496,354

TOTAL INVESTMENTS IN SECURITIES
   (COST $ 649,316,003).......                701,976,763

----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.3%
----------------------------------------------------------

GEI Short-Term
   Investment Fund............   12,516,833    12,516,833(l)
State Street Navigator Securities
   Lending Prime Portfolio....   25,614,153    25,614,153(e,p)
                                               38,130,986




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE U.S. EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments



---------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
----------------------------------------------------------
TIME DEPOSITS -- 0.1%

State Street Corp
1.81%       10/1/04...........     $485,000  $    485,000(e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $38,615,986) ........                 38,615,986

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (3.4%).................                (24,137,075)
                                             -------------
NET ASSETS-- 100% ............               $716,455,674
                                             =============


----------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------
The GE U.S. Equity Fund had the following long futures contracts open at September 30, 2004:

                                   NUMBER       CURRENT
                    EXPIRATION       OF        NOTIONAL      UNREALIZED
DESCRIPTION            DATE       CONTRACTS      VALUE      DEPRECIATION
-------------------------------------------------------------------------
S&P 500
 Index Futures     December 2004      6       $1,672,350      $(3,400)


See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Value Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A


PAUL REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF GE VALUE EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987. PAUL HOLDS AN MBA FROM COLUMBIA UNIVERSITY, A BA IN ECONOMICS FROM HARTWICK COLLEGE, AND IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE GE VALUE EQUITY FUND COMPARE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Value Equity Fund returned 12.32% for Class A shares, 11.50% for Class B shares, 11.43% for Class C shares, and 12.29% for Class Y shares. By comparison, the S&P 500 Index returned 13.87% for the year, while the Fund's Lipper peer group of 953 Large Cap Core funds returned an average of 10.19%.


Q. WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL? WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. During the twelve months ended September 30, 2004, investments in the Energy, Healthcare, and Consumer Staples sectors helped performance while investments in the Consumer Discretionary and Financial sectors hurt performance. We were overweight in Energy, the best performing sector, due to geopolitical and supply concerns as well as attractive valuations. The best performing stocks were Burlington Resources, with significant exposure to North American natural gas, and ConocoPhillips, a restructuring and new management play that has considerable exposure to both oil and gas prices and refining and marketing of gasoline. In the Healthcare sector, performance was driven by our decision not to own Merck, which declined 30% after the announcement they were going to withdraw Vioxx from the market. The Consumer Staples sector was helped by Clorox and Kimberly Clark, two companies that have steady earnings growth and attractive valuations, and by not owning Coca-Cola, a stock we have had a negative opinion on for a considerable period of time. In the Consumer Discretionary sector we were overweight in the Media sector, and were hurt by declines in Tribune Co. (-20%), Liberty Media (-11%) and Omnicom (-16%). We have increased holdings in this group, as we still like the long-term outlook and the attractive valuations. In the Financials sector we were hurt by an underweight position in banks, as we thought earnings growth would slow as the Fed began its tightening cycle, and by Fannie Mae, one of our large holdings, which declined following a negative report from OFHEO, its regulatory agency, that accused the company of improper accounting practices.


Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE QUARTER AND WHY?

A. In the Financials sector, we reduced our holdings in Fannie Mae, and also in banks, as we expect bank earnings growth will slow in an environment of rising interest rates. We completely eliminated Cardinal Health, Inc. after the company warned of earnings disappointments and delayed release of financial statements due to potential accounting irregularities. We also reduced some of our Information Technology holdings such as Dell, BMC Software, Intel, Cisco and Oracle as we await more clarity in the global demand picture.

PICTURED TO THE LEFT: PAUL C. REINHARDT

[PHOTO OF PAUL C. REINHARDT]

GE Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                             996.35                             5.95
     Class B                         1,000.00                             993.36                             9.66
     Class C                         1,000.00                             993.33                             9.66
     Class Y                         1,000.00                             994.83                             4.71
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,018.82                             6.06
     Class B                         1,000.00                           1,015.14                             9.82
     Class C                         1,000.00                           1,015.14                             9.82
     Class Y                         1,000.00                           1,020.05                             4.80
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.20% FOR CLASS A, 1.95% FOR CLASS B, 1.95% FOR CLASS C, AND 0.95% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: (0.36)% FOR CLASS A SHARES, (0.66)% FOR CLASS B SHARES, (0.67)% FOR CLASS C SHARES, AND (0.52)% FOR CLASS Y SHARES.

GE Value Equity Fund
--------------------------------------------------------------------------------



-------------------------------------------------------
TEN LARGEST HOLDINGS AS OF SEPTEMBER 30, 2004
as a % of Market Value
-------------------------------------------------------
Exxon Mobil Corp.                               3.88%
-------------------------------------------------------
Pfizer Inc.                                     3.39%
-------------------------------------------------------
Microsoft Corp.                                 2.80%
-------------------------------------------------------
Citigroup Inc.                                  2.77%
-------------------------------------------------------
Industrial Select Sector SPDR Fund              2.64%
-------------------------------------------------------
American International Group Inc.               2.53%
-------------------------------------------------------
Bank of America Corp.                           2.34%
-------------------------------------------------------
Abbott Laboratories                             2.15%
-------------------------------------------------------
Target Corp.                                    2.02%
-------------------------------------------------------
PepsiCo Inc.                                    1.85%
-------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group
Based on average annual total
returns for the periods ended 9/30/04

                  ONE    FIVE    TEN
                  YEAR   YEAR    YEAR
                 ------ ------  -------
Number of
Funds in
peer group:        953    607     217
---------------------------------------
Peer group
average annual
total return:    10.19% -2.48%   8.89%
---------------------------------------
Lipper categories
in peer group: Large Cap Core



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                CLASS A SHARES++
--------------------------------------------------------------------------------

                                  [LINE GRAPH]
          GE VALUE EQUITY FUND       GE VALUE EQUITY FUND W/LOAD   S&P 500
9/94      $10,000.00                 $ 9,425.00                    $10,000.00
9/95       12,381.48                  11,669.55                     12,973.13
9/96       14,881.39                  14,025.71                     15,611.09
9/97       20,803.48                  19,607.28                     21,931.11
9/98       22,023.12                  20,756.79                     23,929.68
9/99       28,044.38                  26,431.83                     30,583.70
9/00       31,227.57                  29,431.98                     34,634.09
9/01       26,245.81                  24,736.68                     25,401.17
9/02       21,720.30                  20,471.38                     20,196.48
9/03       25,953.81                  24,461.47                     25,132.48
9/04       27,244.84                  27,244.84                     28,619.38

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                             ONE     FIVE    TEN
                             YEAR    YEAR    YEAR
                            ------ ------- -------
GE Value Equity             12.32%   0.76%  11.28%
GE Value Equity W/LOAD       5.75%  -0.42%  10.62%
   MAXIMUM LOAD OF 5.75%
S&P 500                     13.87%  -1.32%  11.09%


--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
         GE VALUE EQUITY FUND       GE VALUE EQUITY FUND W/LOAD      S&P 500
9/94     $10,000.00                 $10,000.00                       $10,000.00
9/95      12,295.64                  12,295.64                        12,973.13
9/96      14,647.60                  14,647.60                        15,611.09
9/97      20,336.19                  20,336.19                        21,931.11
9/98      21,417.76                  21,417.76                        23,929.68
9/99      27,129.59                  27,129.59                        30,583.70
9/00      29,962.16                  29,962.16                        34,634.09
9/01      25,026.75                  25,026.75                        25,401.17
9/02      20,711.44                  20,711.44                        20,196.48
9/03      24,748.31                  24,748.31                        25,132.48
9/04      27,419.59                  27,419.59                        28,619.38



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                          ONE     FIVE   TEN
                          YEAR    YEAR   YEAR
                         ------  ------ ------
GE Value Equity          11.50%  -0.01% 10.67%
GE Value Equity W/LOAD    7.50%  -0.01% 10.67%
   MAXIMUM LOAD           4.00%   0.00%  0.00%
S&P 500                  13.87%  -1.32% 11.09%

--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
              GE VALUE EQUITY FUND  GE VALUE EQUITY FUND W/LOAD  S&P 500
9/30/99       $10,000.00            $10,000.00                   $10,000.00
03/00          11,275.85             11,275.85                    11,773.02
09/00          11,053.00             11,053.00                    11,324.36
03/01          10,167.71             10,167.71                     9,200.32
09/01           9,207.06              9,207.06                     8,305.46
03/02          10,221.47             10,221.47                     9,219.23
09/02           7,558.74              7,558.74                     6,603.67
03/03           7,793.32              7,793.32                     6,936.74
09/03           8,970.93              8,970.93                     8,217.61
03/04          10,063.07             10,063.07                     9,374.53
09/04           9,995.99              9,995.99                     9,357.72

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                          ONE    THREE    SINCE
                          YEAR   YEAR   INCEPTION
                         ------ ------  ---------
GE Value Equity          11.43%  2.78%   -0.01%
GE Value Equity W/LOAD   10.43%  2.78%   -0.01%
   MAXIMUM LOAD           1.00%  0.00%    0.00%
S&P 500                  13.87%  4.06%   -1.32%



--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
                GE VALUE EQUITY FUND             S&P 500
1/5/98          $10,000.00                       $10,000.00
9/98             10,380.00                        10,609.12
3/99             12,999.59                        13,508.76
9/99             13,270.42                        13,559.15
3/00             15,036.65                        15,963.22
9/00             14,804.80                        15,354.87
3/01             13,688.44                        12,474.86
9/01             12,481.33                        11,261.50
3/02             13,921.82                        12,500.50
9/02             10,355.75                         8,954.02
3/03             10,717.39                         9,405.63
9/03             12,390.12                        11,142.38
3/04             13,984.89                        12,711.07
9/04             13,912.55                        12,688.28

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                        ONE      FIVE     SINCE
                        YEAR     YEAR   INCEPTION
                       ------   ------  ---------
GE Value Equity        12.29%    0.95%    5.02%
S&P 500                13.87%   -1.32%    3.59%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments

--------------------------------------------------------------------------------
                              GE VALUE EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $59,694 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

              [PIE CHART]
Financials                       21.6%
Industrials                      12.6%
Information Technology           12.3%
Consumer Staples                 10.3%
Energy                            9.9%
Health Care                       9.7%
Consumer Discretionary            8.4%
Materials                         6.3%
Utilities                         4.0%
Telecommunication Services        3.0%
Short-Term Investments            1.9%



----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
COMMON STOCK -- 95.1%
----------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.4%

Comcast Corp. (Class A Special)      15,299  $    427,148(a)
Comcast Corp. (Class A).......        1,681        47,471(a)
Family Dollar Stores Inc......        2,018        54,688
Liberty Media Corp. (Series A)       46,469       405,210(a)
Liberty Media International Inc.
   (Series A).................        2,059        68,692(a)
Lowe's Cos. Inc...............       12,367       672,146
News Corp. Ltd. ADR...........        5,883       184,314(a)
Omnicom Group.................        5,801       423,821
Target Corp...................       26,607     1,203,967(h)
Time Warner Inc...............       40,754       657,770(a)
Tribune Co....................       13,828       569,022
Viacom Inc. (Class B).........        8,190       274,856
                                                4,989,105

CONSUMER STAPLES -- 10.3%

Altria Group Inc..............        1,536        72,253
Anheuser-Busch Cos. Inc.......       13,030       650,849
Avon Products Inc.............        1,979        86,443
Clorox Co.....................       17,050       908,765
Colgate-Palmolive Co..........        5,464       246,863
Costco Wholesale Corp.........          981        40,770
Kellogg Co....................        8,978       383,001
Kimberly-Clark Corp...........       12,741       822,941
Pepsi Bottling Group Inc......        4,205       114,166
PepsiCo Inc...................       22,696     1,104,160(h)
Procter & Gamble Co...........       15,299       827,982
Sara Lee Corp.................       15,788       360,914
Wal-Mart Stores Inc...........       10,088       536,682(h)
                                                6,155,789



----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
ENERGY -- 9.9%

Baker Hughes Inc..............        3,560 $     155,643
Burlington Resources Inc......       20,174       823,099
ConocoPhillips................       13,116     1,086,661
EnCana Corp...................       12,273       568,240
Exxon Mobil Corp..............       47,915     2,315,732
Nabors Industries Ltd.........        2,857       135,279(a)
Occidental Petroleum Corp.....        5,622       314,438
Schlumberger Ltd..............        7,313       492,238
                                                5,891,330

FINANCIALS -- 21.0%

Allstate Corp.................       15,552       746,340
American Express Co...........        1,578        81,204
American International
   Group Inc..................       22,192     1,508,834(h)
Bank of America Corp..........       32,228     1,396,439
Blackrock Inc. (Class A)......        5,162       379,355
Chubb Corp....................        3,363       236,352
Citigroup Inc.................       37,474     1,653,353
Federal Home Loan
   Mortgage Corp..............        5,621       366,714
Federal National
   Mortgage Assoc.............       10,495       665,383
Hartford Financial Services
   Group Inc..................        7,229       447,692
JP Morgan Chase & Co..........        7,817       310,569
Lincoln National Corp.........        1,536        72,192
Marsh & McLennan Cos. Inc.....        4,622       211,503
MBNA Corp.....................        8,432       212,486
Mellon Financial Corp.........       13,703       379,436
Morgan Stanley................       17,426       859,102
Principal Financial Group.....        7,144       256,970
Prudential Financial Inc......        7,313       344,003(a)
Rayonier Inc. (REIT)..........        2,815       127,351
SLM Corp......................        5,381       239,993
SouthTrust Corp...............        1,092        45,493
State Street Corp.............       10,961       468,144(e)
US Bancorp....................       13,303       384,457
Wachovia Corp.................        2,606       122,352
Waddell & Reed Financial Inc.
   (Class A)..................        6,474       142,428
Wells Fargo & Co..............       14,147       843,586
                                               12,501,731

HEALTHCARE -- 9.7%

Abbott Laboratories...........       30,354     1,285,795
Aetna Inc.....................        2,144       214,250
GlaxoSmithKline PLC. ADR......        3,944       172,471
HCA Inc.......................        5,883       224,436
Johnson & Johnson.............       16,980       956,483
Pfizer Inc....................       66,142     2,023,945
UnitedHealth Group Inc........        6,640       489,634
WellPoint Health Networks.....          668        70,200(a)
Wyeth.........................        9,247       345,838
                                                5,783,052




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
INDUSTRIALS -- 10.0%

3M Co.........................        3,026 $     241,989
Avery Dennison Corp...........        1,934       127,218
Burlington Northern
   Santa Fe Corp..............       12,273       470,179
Caterpillar Inc...............        2,061       165,807
Deere & Co....................       10,305       665,188
Eaton Corp....................        4,077       258,523
Emerson Electric Co...........        3,363       208,136
General Dynamics Corp.........        6,058       618,522
Honeywell International Inc...       10,090       361,827
Lockheed Martin Corp..........        4,684       261,273
Northrop Grumman Corp.........       13,678       729,448
Pitney Bowes Inc..............        1,834        80,879
Rockwell Collins Inc..........        4,216       156,582
Tyco International Ltd........       21,361       654,928
Union Pacific Corp............        4,875       285,675
United Technologies Corp......        7,313       682,888
                                                5,969,062

INFORMATION TECHNOLOGY -- 12.3%

Analog Devices Inc............       15,468       599,849
Applied Materials Inc.........       17,512       288,773(a)
BMC Software Inc..............       10,928       172,772(a)
Cisco Systems Inc.............       21,855       395,576(a)
Dell Inc......................        5,128       182,557(a)
EMC Corp......................       18,593       214,563(a)
First Data Corp...............       14,521       631,664
Fiserv Inc....................        1,024        35,697(a)
Hewlett-Packard Co............       12,443       233,306
Intel Corp....................       29,925       600,296
International Business
   Machines Corp..............       12,273     1,052,287
Intuit Inc....................        2,133        96,838(a)
Microsoft Corp................       60,523     1,673,461
Motorola Inc..................        5,420        97,777
Oracle Corp...................       56,824       640,975(a)
Siebel Systems Inc............        9,668        72,897(a)
Texas Instruments Inc.........        2,942        62,606
Unisys Corp...................       28,580       294,946(a)
                                                7,346,840

MATERIALS -- 6.4%

Alcan Inc.....................        3,013       144,021
Alcoa Inc.....................       12,777       429,179
Barrick Gold Corp.............       14,038       295,360
Dow Chemical Co...............        7,214       325,929
Freeport-McMoRan Copper &
   Gold Inc. (Class B)........        7,566       306,423
MeadWestvaco Corp.............        3,614       115,287
Monsanto Co...................        4,624       168,406
Newmont Mining Corp...........        7,649       348,259
Praxair Inc...................       13,450       574,853
Rohm & Haas Co................        8,658       372,034
Weyerhaeuser Co...............       10,592       704,156
                                                3,783,907


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.0%

SBC Communications Inc........       10,088  $    261,784
Sprint Corp...................       13,116       264,025
Verizon Communications Inc....       21,939       863,958(h)
Vodafone Group PLC. ADR.......       16,863       406,567
                                                1,796,334

UTILITIES -- 4.1%

American Electric Power
   Co. Inc....................        9,556       305,410
Dominion Resources Inc........       13,116       855,819
Entergy Corp..................        7,495       454,272
Exelon Corp...................        9,835       360,846
PG&E Corp.....................       14,122       429,309(a)
                                                2,405,656

TOTAL COMMON STOCK
   (COST $50,800,714).........                 56,622,806

----------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.3%
----------------------------------------------------------
Financial Select Sector
   SPDR Fund .................       13,688       389,560(j)
Industrial Select Sector
   SPDR Fund .................       55,645     1,578,092(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $1,837,032)..........                  1,967,652

TOTAL INVESTMENTS IN SECURITIES
   (COST $52,637,746).........                 58,590,458

----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.9%
----------------------------------------------------------
GEI Short-Term Investment Fund      537,324       537,324(l)
State Street Navigator Securities
   Lending Prime Portfolio ...      566,251       566,251(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,103,575)..........                  1,103,575

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET (0.3)%  ..................                   (161,992)
                                              ------------
NET ASSETS-- 100% ............                $59,532,041
                                              ============



See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Small-Cap Value Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A


PALISADE CAPITAL MANAGEMENT, LLC ("PALISADE") HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUND PORTLOLIOS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE GE SMALL-CAP VALUE EQUITY FUND SINCE ITS INCEPTION.

THE FUND IS MANAGED BY AN INVESTMENT ADVISORY COMMITTEE (SENIOR INVESTMENT COMMITTEE) COMPOSED OF THE FOLLOWING MEMBERS: JACK FEILER, MARTIN L. BERMAN, STEVEN E. BERMAN, DENNISON VERU AND RICHARD WHITMAN. MR. FEILER, CHIEF INVESTMENT OFFICER AT PALISADE, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE FUND AND WORKS WITH THE SENIOR INVESTMENT COMMITTEE IN DEVELOPING AND EXECUTING THE FUND'S INVESTMENT PROGRAM. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT -- INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.

Q. HOW DID THE GE SMALL CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Small Cap Value Fund gained 17.36% for Class A shares, 16.37% for Class B shares, 16.41% for Class C shares, and 17.64% for Class Y shares. The Fund's benchmark, the Russell 2000 Index, rose 18.77% for the same period and its Lipper peer group of 541 Small Cap Core funds gained an average of 20.52%.


Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The small cap market performed well during the last twelve months despite events that included oil peaking over $50, three Fed funds hikes totaling 75 basis points (bps), a weakening US economic outlook and muted inflation concerns, and the unsettling Iraq situation. Reversing last year's trend, valuation reemerged as a priority for investors. Stocks with lower price to earnings ratios, stocks with more stable expected growth rates, and companies with the highest returns on equity and lowest betas generally outperformed during the period.


Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. Our strategy has and always will be to invest in companies with strong valuation metrics. For most of 2003, the market drivers were based purely on speculation and not on valuation. The speculative aberration has reversed and valuation metrics have regained their rightful position in determining investment success. We believe strong stock selection combined with disciplined buying and selling is imperative to Fund performance.


Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK OVER THE LAST TWELVE MONTHS?

A. The Fund performed slightly below its benchmark primarily due to lagging results in the Financials, Information Technology, and Materials sectors.


Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The most significant changes in sector allocation include reductions in the Healthcare, Information Technology, and Materials sectors and increases in the Consumer Discretionary, Financials, and Industrials sectors. Profit taking and realignment of positions lowered slightly our exposure to Materials and Healthcare. Our exposure to the Consumer Discretionary and Industrials sectors increased significantly over the twelve-month period, as the outlook within these sectors has appeared to be favorable.


Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Among the top contributors to return over the last twelve months were: Noven Pharmaceuticals (+135 bps), Massey Energy (+116 bps), American Eagle Outfitters (+112 bps), Veritas DGC (+99 bps), and Advanced Medical Optics (+93 bps). These companies all share the common quality of having catalysts for profitability, cash flow and cash earnings. Among the detractors were:
    OmniVision Technologies (-57 bps), Amkor Technology (-54 bps), Intevac (-45 bps), Thoratec (-40 bps) and Cray Computers (-37 bps). Despite leadership positions and strong niche products in their respective industry groups, these companies experienced execution difficulties.


Q.  WHICH INVESTMENTS STAND OUT?

A. Energy and select Biotech and Specialty Pharmaceutical, Industrials, and Materials companies have provided the strongest near-term returns and we believe that the outlook continues to be favorable. We believe that comprehensive analysis and stock selection will make the difference in stock performance through the coming period.

GE Small-Cap Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                             968.73                             6.09
     Class B                         1,000.00                             964.72                             9.73
     Class C                         1,000.00                             964.65                             9.71
     Class Y                         1,000.00                             969.76                             4.88
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,018.55                             6.33
     Class B                         1,000.00                           1,014.86                            10.11
     Class C                         1,000.00                           1,014.87                            10.10
     Class Y                         1,000.00                           1,019.78                             5.07
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.25% FOR CLASS A, 2.01% FOR CLASS B, 2.00% FOR CLASS C, AND 1.00% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: (3.13)% FOR CLASS A SHARES, (3.53)% FOR CLASS B SHARES, (3.54)% FOR CLASS C SHARES, AND (3.02)% FOR CLASS Y SHARES.

GE Small-Cap Value Equity Fund
--------------------------------------------------------------------------------



----------------------------------------------
TEN LARGEST HOLDINGS AS OF SEPTEMBER 30, 2004
as a % of Market Value
----------------------------------------------
DRS Technologies Inc.                  2.55%
----------------------------------------------
Centene Corp.                          1.97%
----------------------------------------------
Genesee & Wyoming Inc.
(Class A)                              1.82%
----------------------------------------------
Noven Pharmaceuticals Inc.             1.68%
----------------------------------------------
Warnaco Group Inc.                     1.67%
----------------------------------------------
Manitowoc Co.                          1.51%
----------------------------------------------
Webster Financial Corp.                1.49%
----------------------------------------------
Interactive Data Corp.                 1.48%
----------------------------------------------
Federal Realty Investment Trust
(REIT)                                 1.48%
----------------------------------------------
Mueller Industries Inc.                1.44%
----------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal market conditions. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Small Cap Core Peer Group
Based on average annual total
returns for the periods ended 9/30/04

                                ONE          FIVE
                               YEAR          YEAR
                            ----------    ----------
Number of
Funds in  peer group:           541           309
----------------------------------------------------
Peer group
average annual total return:  20.52%        10.58%
----------------------------------------------------
Lipper categories
in peer group: Small Cap Core



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 CLASS A SHARES+
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

                GE SMALL-CAP VALUE EQUITY FUND    GE SMALL-CAP VALUE EQUITY W/LOAD    RUSSELL 2000
9/30/98         $10,000.00                        $ 9,425.00                          $10,000.00
3/99             10,437.88                          9,837.70                           10,994.64
9/99             12,227.80                         11,524.71                           11,898.08
3/00             15,936.76                         15,020.40                           15,090.96
9/00             15,626.53                         14,728.01                           14,699.33
3/01             15,813.30                         14,904.04                           12,797.04
9/01             16,361.05                         15,420.29                           11,591.04
3/02             19,269.55                         18,161.55                           14,603.73
9/02             15,882.86                         14,969.60                           10,524.54
3/03             14,624.95                         13,784.02                           10,673.24
9/03             17,514.00                         16,506.94                           14,371.94
3/04             21,218.62                         19,998.55                           17,486.04
9/04             19,373.19                         19,373.19                           17,069.56

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                              ONE    FIVE    SINCE
                              YEAR   YEAR  INCEPTION
                             ------ ----- ----------
GE Small-Cap
Value Equity                 17.36% 10.95%   12.75%
GE Small-Cap
Value Equity
      W/LOAD                 10.64%  9.64%   11.65%
     MAXIMUM LOAD OF 5.75%
Russell 2000                 18.77%  7.49%    9.32%


--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

          GE SMALL-CAP VALUE EQUITY FUND       GE SMALL-CAP VALUE EQUITY W/LOAD   RUSSELL 2000
9/30/98   $10,000.00                           $10,000.00                         $10,000.00
3/99       10,400.07                            10,400.07                          10,994.64
9/99       12,136.76                            12,136.76                          11,898.08
3/00       15,752.90                            15,752.90                          15,090.96
9/00       15,385.48                            15,385.48                          14,699.33
3/01       15,525.14                            15,525.14                          12,797.04
9/01       15,989.46                            15,989.46                          11,591.04
3/02       18,774.82                            18,774.82                          14,603.73
9/02       15,417.74                            15,417.74                          10,524.54
3/03       14,146.74                            14,146.74                          10,673.24
9/03       16,882.15                            16,882.15                          14,371.94
3/04       20,363.57                            20,363.57                          17,486.04
9/04       19,645.18                            19,645.18                          17,069.56

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                       ONE    FIVE    SINCE
                       YEAR   YEAR  INCEPTION
                      ------ ----- ----------
GE Small-Cap
Value Equity          16.37% 10.11%   11.91%
GE Small-Cap
Value Equity
      W/LOAD          12.37% 10.11%   11.91%
     MAXIMUM LOAD      4.00%  0.00%    0.00%
Russell 2000          18.77%  7.49%    9.32%



--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

           GE SMALL-CAP VALUE EQUITY FUND       GE SMALL-CAP VALUE EQUITY W/LOAD   RUSSELL 2000
9/30/99    $10,000.00                           $10,000.00                         $10,000.00
3/00        12,979.49                            12,979.49                          12,683.52
9/00        12,676.77                            12,676.77                          12,354.36
3/01        12,791.83                            12,791.83                          10,755.54
9/01        13,174.41                            13,174.41                           9,741.94
3/02        15,468.70                            15,468.70                          12,274.02
9/02        12,708.06                            12,708.06                           8,845.58
3/03        11,647.15                            11,647.15                           8,970.55
9/03        13,905.86                            13,905.86                          12,079.21
3/04        16,780.57                            16,780.57                          14,696.52
9/04        16,187.38                            16,187.38                          14,346.48

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                       ONE   THREE    SINCE
                       YEAR  YEAR   INCEPTION
                      -----  ------ ---------
GE Small-Cap
Value Equity          16.41%  7.11%   10.11%
GE Small-Cap
Value Equity
      W/LOAD          15.41%  7.11%   10.11%
     MAXIMUM LOAD      1.00%  0.00%    0.00%
Russell 2000          18.77% 13.77%    7.49%



--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
                GE SMALL-CAP VALUE EQUITY FUND               RUSSELL 2000
9/30/98         $10,000.00                                   $10,000.00
3/99             10,442.17                                    10,994.64
9/99             12,252.95                                    11,898.08
3/00             15,984.18                                    15,090.96
9/00             15,696.90                                    14,699.33
3/01             15,918.92                                    12,797.04
9/01             16,478.53                                    11,591.04
3/02             19,437.13                                    14,603.73
9/02             16,045.32                                    10,524.54
3/03             14,785.51                                    10,673.24
9/03             17,734.30                                    14,371.94
3/04             21,513.74                                    17,486.04
9/04             20,863.07                                    17,069.56


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                              ONE    FIVE    SINCE
                              YEAR   YEAR  INCEPTION
                             ------ ----- ----------
GE Small-Cap Value Equity    17.64%  11.23%  13.03%
Russell 2000                 18.77%   7.49%   9.32%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments

--------------------------------------------------------------------------------
                         GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $113,027 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

                    [PIE CHART]
Short-Term Investments                  19.2%
Financial Services                      18.9%
Technology                              18.5%
Consumer - Discretionary                15.8%
Healthcare                               8.1%
Materials & Processing                   4.4%
Autos & Transportation                   3.9%
Real Estate Investment Trust             3.4%
Energy                                   3.2%
Broadcast/Cable                          1.8%
Producer Durables                        1.5%
Utilities                                1.3%




----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
COMMON STOCK -- 97.7%
----------------------------------------------------------

AUTOS & TRANSPORTATION -- 4.7%

Adesa Inc.....................       40,100  $    658,843(a)
Fleetwood Enterprises Inc.....       78,800     1,196,184(a,j)
Genesee & Wyoming Inc.
   (Class A)..................       81,187     2,055,655(a)
RailAmerica Inc...............       41,600       459,680(a)
                                                4,370,362

BROADCAST/CABLE -- 2.2%

Citadel Broadcasting Corp.....       32,000       410,240(a)
Cumulus Media Inc. (Class A)..       36,200       520,918(a)
Lodgenet Entertainment Corp...       34,000       448,800(a,j)
Regent Communications Inc.....      118,700       671,842(a)
                                                2,051,800

CONSUMER DISCRETIONARY -- 19.1%

American Eagle Outfitters.....       25,700       947,045
Big Lots Inc..................       36,700       448,841(a)
Brinker International Inc.....       15,300       476,595(a)
Comfort Systems U.S.A. Inc....      111,000       732,600(a,j)
Dave & Buster's Inc...........       81,000     1,537,380(a)
Goodyear Tire & Rubber Co.....       83,600       897,864(a,j)
IKON Office Solutions Inc.....       99,100     1,191,182
Journal Register Co...........       24,300       459,270(a)
Kenneth Cole Productions Inc.
   (Class A)..................       20,700       582,498


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Linens `N Things Inc..........       44,900 $   1,040,333(a)
NCO Group Inc.................       54,900     1,479,555(a)
Perry Ellis International Inc.       29,300       658,957(a,j)
Rare Hospitality
   International Inc..........       16,700       445,055(a)
School Specialty Inc..........        1,900        74,879(a)
Smithfield Foods Inc..........       47,200     1,180,000(a)
Source Interlink Cos. Inc.....       75,100       729,972(a)
Talbots Inc...................       30,000       743,700
TeleTech Holdings Inc.........      101,700       960,048(a)
Tommy Hilfiger Corp...........       46,000       454,020(a)
Triarc Cos. (Class A).........       18,200       208,026(j)
Triarc Cos. (Class B).........       67,400       773,078(j)
Warnaco Group Inc.............       84,700     1,882,881(a)
                                               17,903,779

ENERGY -- 3.8%

Chesapeake Energy Corp........       59,800       946,634(j)
Hydril Company LP.............       13,000       558,350(a)
Oil States International Inc..       61,700     1,153,790(a)
St Mary Land & Exploration Co.                     23,100919,611
                                                3,578,385

FINANCIALS -- 22.9%

BISYS Group Inc...............       94,200     1,376,262(a)
Cullen/Frost Bankers Inc......       25,500     1,184,985
Greater Bay Bancorp...........       49,700     1,428,875(j)
HCC Insurance Holdings Inc....       32,600       982,890
Hilb Rogal & Hobbs Co.........       29,800     1,079,356(j)
Interactive Data Corp.........       89,100     1,676,862(a,j)
Kronos Inc....................       10,800       478,332(a)
KV Pharmaceutical Co.
   (Class A)..................       77,600     1,389,040(a,j)
MoneyGram International Inc...       83,100     1,419,348
Platinum Underwriters
   Holdings Ltd...............       33,600       983,808
PRG-Schultz International Inc.       86,000       493,640(a,j)
Raymond James Financial Inc...       43,050     1,038,366
Sandy Spring Bancorp Inc......       28,500       931,950(j)
Sky Financial Group Inc.......       40,500     1,012,500
Sterling Bancorp..............       42,300     1,144,215
The Mills Corp. (REIT)........        9,300       482,391
Waddell & Reed Financial Inc.
   (Class A)..................       68,800     1,513,600
Webster Financial Corp........       34,100     1,684,199
Westamerica Bancorp...........       19,900     1,092,311
                                               21,392,930

HEALTHCARE -- 9.8%

Centene Corp..................       52,250     2,224,805(a,j)
Computer Programs &
   Systems Inc................       46,300       928,778(j)
Immunicon Corp................       59,900       599,000(a,j)
Kensey Nash Corp..............        8,200       214,758(a,j)





See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Medical Action Industries Inc.       52,900  $    879,621(a)
Noven Pharmaceuticals Inc.....       91,200     1,900,608(a)
Santarus Inc..................       58,200       527,874(a,j)
The Cooper Companies Inc......       15,200     1,041,960
Thoratec Corp.................       87,700       843,674(a,j)
                                                9,161,078

MATERIALS & PROCESSING -- 5.4%

Harsco Corp...................       26,100     1,171,890
Mueller Industries Inc........       38,000     1,632,100
Packaging Corp. of America....       52,600     1,287,122
Spartech Corp.................       36,300       911,130
                                                5,002,242

PRODUCER DURABLES -- 1.8%

Manitowoc Co..................       48,100     1,705,626

REAL ESTATE INVESTMENT TRUST -- 4.1%

BioMed Realty Trust Inc.......       61,100     1,074,749
Federal Realty Investment
   Trust......................       37,900     1,667,600
Kramont Realty Trust..........        2,700        50,220
Omega Healthcare
   Investors Inc..............       97,000     1,043,720
                                                3,836,289

TECHNOLOGY -- 22.4%

Ceridian Corp.................       40,600       747,446(a)
DRS Technologies Inc..........       77,100     2,886,624(a)
EDO Corp......................       19,600       543,900(j)
infoUSA Inc...................       72,800       648,648(a)
Intergraph Corp...............       50,200     1,363,934(a,j)
Intermagnetics General Corp...       56,850     1,316,078(a,j)
Itron Inc.....................       47,400       827,130(a,j)
Micros Systems Inc............       14,100       705,987(a)
Mobility Electronics Inc......      111,800       921,232(a,j)
Omnivision Technologies Inc...       58,300       824,945(a,j)
Parametric Technology Corp....      225,600     1,191,168(a)
Photon Dynamics Inc...........       39,100       793,730(a,j)
Rudolph Technologies Inc......       49,200       823,608(a)
Semitool Inc..................       48,200       365,838(a,j)
SpectraLink Corp..............       46,800       444,600
Startek Inc...................       20,000       627,200
Teledyne Technologies Inc.....       40,300     1,009,112(a)
Tessera Technologies Inc......       26,100       576,810(a)
Varian Inc....................       41,000     1,552,670(a)
Woodward Governor Co..........       21,300     1,437,537
Zoran Corp....................       85,346     1,341,639(a)
                                               20,949,836


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
UTILITIES -- 1.5%

Idacorp Inc...................       17,000  $    494,020
Quanta Services Inc...........      154,900       937,145(a,j)
                                                1,431,165

TOTAL INVESTMENTS IN SECURITIES
  (COST $82,558,771) .........                 91,383,492

----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 23.2%
----------------------------------------------------------
State Street Navigator Securities
   Lending Prime Portfolio....   18,720,066    18,720,066(e,p)
GEI Short-Term
   Investment Fund............    2,923,303     2,923,303(l)

TOTAL SHORT-TERM INVESTMENTS
   S(COST $21,643,369)............             21,643,369

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (20.9)%................                (19,531,184)
                                             -------------
NET ASSETS-- 100% ............               $ 93,495,677
                                             =============



See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Global Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A


[PHOTO OF DAIZO MOTOYOSHI]

DAIZO MOTOYOSHI IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER FOR THE GE GLOBAL EQUITY FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2003. MR. MOTOYOSHI JOINED GE ASSET MANAGEMENT IN 1994 AS AN INTERNATIONAL EQUITY ANALYST AND PORTFOLIO MANAGER AND BECAME A GLOBAL EQUITY PORTFOLIO MANAGER IN 2002. PRIOR TO JOINING GEAM, DAIZO HELD POSITIONS AT ALLIANCE CAPITAL MANAGEMENT AND ERNST & YOUNG. HE HOLDS A BA IN ECONOMICS AND ACCOUNTING FROM CLAREMONT MCKENNA COLLEGE, A MBA FROM COLUMBIA UNIVERSITY, AND A MASTERS OF BUSINESS TAXATION FROM THE UNIVERSITY OF SOUTHERN CALIFORNIA. DAIZO IS A CERTIFIED PUBLIC ACCOUNTANT AND A HOLDER OF THE CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE GLOBAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the Global Equity Fund advanced 13.03% for Class A shares, 12.18% for Class B shares, 12.23% for Class C shares, and 13.31% for Class Y shares. The MSCI World benchmark rose 17.10% and the Fund's Lipper peer group of 64 Global funds increased an average of 13.25% over the same period.


Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. The portfolio was negatively impacted by stock selection in the United States. There was also a negative contribution on a sector basis from stock selection in Consumer Discretionary and Consumer Staples. However, the positive contributions from stock selection in Materials and Telecommunication Services offset a portion of the above-mentioned negative impacts to the portfolio.


Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. A few of the top performing stocks held in the Fund include BHP Billiton, Brambles, and Aiful. BHP Billiton is a diversified resources company that has benefited from increased demand from China for raw materials like iron ore. Brambles is a global leader in pallet industry. The company has focused on improving internal processes to provide more efficient distribution and retrieval of the pallets as they move through the system. As a market leader in a business with high barriers to entry, we expect Brambles to continue to execute on efficiency improvements to further enhance margins and market share gains. Aiful is a leader in the Japanese consumer finance industry. This is a relatively immature industry in Japan and Aiful is poised to benefit from improved economic conditions and favorable demographic trends in consumer lending.

    The portfolio's worst performers were Viacom, Wyeth, and Cardinal Health. Viacom has had disappointing stock price performance, as advertising and radio revenues have been weaker than expected and an announced departure of Mel Karmazan. Wyeth has been weak on concerns over their pipeline and lingering concerns over reserves needed for the Premarin liability. We believe both issues are reflected in the stock price and an opportunity for upside exists if the company can deliver on it's pipeline and settle the Premarin issue. Cardinal Health has been eliminated from the Fund due to concerns about slowing growth and the SEC investigation into the company's accounting procedures.


Q. WHAT DOMESTIC/WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS? HOW DID IT IMPACT THE FUND?

A. The rising cost of energy has been a trend for the past twelve months. The result of higher energy prices is not only higher prices at the gas pump but higher input costs in the production of goods. If high energy prices persist it could ultimately lead to slower growth and lower profitability as companies struggle to pass on prices to the end consumer. Companies in the Consumer Staples sector have recently been noting the increased cost of packaging materials as a driver in lower profitability. Accordingly, we have been reducing our exposure in this sector. Ultimately sustained higher energy prices can have a crippling effect across the economy and impact almost every sector to some degree. One beneficiary of higher energy prices would be certain companies within the oil services and the oil and gas producers. We have taken positions in the industry leaders in this space.

GE Global Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                             976.31                             8.22
     Class B                         1,000.00                             972.16                            11.89
     Class C                         1,000.00                             972.35                            11.88
     Class Y                         1,000.00                             977.46                             6.99
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,016.49                             8.44
     Class B                         1,000.00                           1,012.79                            12.21
     Class C                         1,000.00                           1,012.80                            12.20
     Class Y                         1,000.00                           1,017.72                             7.18
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.67% FOR CLASS A, 2.43% FOR CLASS B, 2.42% FOR CLASS C, AND 1.42% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: (2.37)% FOR CLASS A SHARES, (2.78)% FOR CLASS B SHARES, (2.76)% FOR CLASS C SHARES, AND (2.25)% FOR CLASS Y SHARES.

GE Global Equity Fund
--------------------------------------------------------------------------------



---------------------------------------------
TEN LARGEST HOLDINGS AS OF SEPTEMBER 30, 2004
as a % of Market Value
---------------------------------------------
Total S.A.                    2.48%
---------------------------------------------
Microsoft Corp.               2.42%
---------------------------------------------
BHP Billiton PLC.             2.39%
---------------------------------------------
Pfizer Inc.                   2.36%
---------------------------------------------
Vodafone Group PLC.           2.30%
---------------------------------------------
Johnson & Johnson             1.99%
---------------------------------------------
First Data Corp.              1.98%
---------------------------------------------
Citigroup Inc.                1.97%
---------------------------------------------
Exxon Mobil Corp.             1.82%
---------------------------------------------
Smith & Nephew PLC.           1.77%
---------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests in companies in developed and developing countries, including the United States.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE  COMPARISON
Global Funds Peer Group
Based on average annual total
returns for the periods ended 9/30/04

                  ONE    FIVE     TEN
                  YEAR   YEAR     YEAR
                 ------ ------   ------
Number of
Funds in
peer group:         64     35      14
---------------------------------------
Peer group
average annual
total return:    13.25% -1.70%   6.85%
---------------------------------------
Lipper categories
in peer group: Global Funds



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 CLASS A SHARES+
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

        GE GLOBAL EQUITY FUND    GE GLOBAL EQUITY FUND W/LOAD       MSCI WORLD
9/94    $10,000.00               $ 9,425.00                         $10,000.00
9/95     10,747.03                10,129.08                          11,439.86
9/96     11,976.04                11,287.42                          13,003.80
9/97     14,229.36                13,411.18                          16,139.19
9/98     12,684.55                11,955.19                          16,161.12
9/99     17,364.51                16,366.05                          20,924.39
9/00     19,873.45                18,730.72                          22,631.83
9/01     14,569.72                13,731.96                          16,248.73
9/02     11,817.14                11,137.66                          13,131.97
9/03     14,246.60                13,427.42                          16,466.99
9/04     19,788.35                19,788.35                          19,282.23

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                             ONE     FIVE   TEN
                             YEAR    YEAR   YEAR
                            ------  ------  ------
GE Global Equity            13.03%  -1.50%  4.88%
GE Global Equity W/LOAD      6.53%  -2.66%  4.26%
   MAXIMUM LOAD OF 5.75%
MSCI World                  17.10%  -1.62%  6.79%


--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

          GE GLOBAL EQUITY FUND     GE GLOBAL EQUITY FUND W/LOAD   MSCI WORLD
9/94      $10,000.00                $10,000.00                     $10,000.00
9/95       10,662.04                 10,662.04                      11,439.86
9/96       11,793.02                 11,793.02                      13,003.80
9/97       13,906.01                 13,906.01                      16,139.19
9/98       12,315.04                 12,315.04                      16,161.12
9/99       16,730.37                 16,730.37                      20,924.39
9/00       19,120.02                 19,120.02                      22,631.83
9/01       14,017.36                 14,017.36                      16,248.73
9/02       11,369.14                 11,369.14                      13,131.97
9/03       13,706.49                 13,706.49                      16,466.99
9/04       16,374.54                 16,374.54                      19,282.23

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                              ONE     FIVE   TEN
                              YEAR    YEAR   YEAR
                             ------  ------ ------
GE Global Equity             12.18%  -2.23%  4.41%
GE Global Equity W/LOAD       8.18%  -2.23%  4.41%
   MAXIMUM LOAD               4.00%   0.00%  0.00%
MSCI World                   17.10%  -1.62%  6.79%


--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

            GE GLOBAL EQUITY FUND   GE GLOBAL EQUITY FUND W/LOAD   MSCI WORLD
9/30/99     $10,000.00              $10,000.00                     $10,000.00
12/99        12,106.23               12,106.23                      11,686.82
3/00         12,562.24               12,562.24                      11,806.73
9/00         11,356.44               11,356.44                      10,816.00
3/01          9,606.41                9,606.41                       8,842.64
9/01          8,259.17                8,259.17                       7,765.45
3/02          9,021.63                9,021.63                       8,461.30
9/02          6,648.92                6,648.92                       6,275.92
3/03          6,718.23                6,718.23                       6,413.90
9/03          8,019.22                8,019.22                       7,869.76
3/04          9,256.23                9,256.23                       9,227.84
9/04          9,000.30                9,000.30                       9,215.19

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                              ONE     THREE    SINCE
                              YEAR    YEAR   INCEPTION
                             ------  ------- ---------
GE Global Equity             12.23%   2.91%   -2.08%
GE Global Equity w/load      11.23%   2.91%   -2.08%
   MAXIMUM LOAD               1.00%   0.00%    0.00%
MSCI World                   17.10%   5.87%   -1.62%


--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

          GE GLOBAL EQUITY FUND         MSCI WORLD
9/94      $10,000.00                    $10,000.00
9/95       10,776.06                     11,439.86
9/96       12,038.17                     13,003.80
9/97       14,342.16                     16,139.19
9/98       12,822.84                     16,161.12
9/99       17,592.40                     20,924.39
9/00       20,186.91                     22,631.83
9/01       14,836.83                     16,248.73
9/02       12,069.78                     13,131.97
9/03       14,588.68                     16,466.99
9/04       18,584.76                     19,282.23

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                      ONE     FIVE    TEN
                      YEAR    YEAR    YEAR
                     ------  ------  ------
GE Global Equity     13.31%  -1.24%  5.15%
MSCI World           17.10%  -1.62%  6.79%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments

--------------------------------------------------------------------------------
                              GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $55,315 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

            [PIE CHART]
United States              52.1%
Continental Europe         21.2%
United Kingdom             13.2%
Japan                       6.8%
Emerging Asia               3.5%
Latin America               1.6%
Canada                      1.0%
Emerging Europe             0.6%


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
COMMON STOCK -- 98.1%
----------------------------------------------------------

BRAZIL -- 1.5%

Compania Vale do Rio
   Doce ADR...................       21,080  $    405,790(a)
Empresa Brasileira de
   Aeronautica S.A. ADR.......       12,249       323,374
                                                  729,164

CANADA -- 1.2%

Angiotech Pharmaceuticals Inc.       12,328       249,889(a)
Bombardier Inc. (Class B).....       48,203       110,838(j)
Nortel Networks Corp..........       58,307       197,190(a)
                                                  557,917

CHINA -- 0.3%

Huaneng Power
   International Inc..........      200,000       161,579(j)

FINLAND -- 1.8%

Nokia Oyj.....................       46,308       637,261
Stora Enso Oyj (Series R).....       16,640       224,856
                                                  862,117

FRANCE -- 7.4%

BNP Paribas...................        9,040       583,839(j)
Carrefour S.A.................       16,117       758,056(j)
Lagardere S.C.A. (Regd.)......        4,668       289,535
Sanofi-Aventis................        5,226       379,056(j)


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Total S.A.....................        6,721  $  1,368,987(j)
Veolia Environnement..........        7,614       219,109(j)
                                                3,598,582

GERMANY -- 1.8%

BASF AG.......................          712        41,960
E.ON AG.......................        8,817       650,472
Siemens AG (Regd.)............        2,367       174,066
                                                  866,498

INDIA -- 0.7%

Ranbaxy Laboratories
   Ltd. GDR...................       13,498       323,952

ITALY -- 3.9%

Banca Intesa S.p.A............      189,090       718,640
Ente Nazionale
   Idrocarburi S.p.A..........       28,728       643,670(j)
Riunione Adriatica di
   Sicurta S.p.A..............       12,533       240,806(j)
Telecom Italia S.p.A..........      120,771       276,746
                                                1,879,862

JAPAN -- 7.7%

Aiful Corp....................        5,850       573,774(j)
Asahi Glass Co. Ltd...........       89,000       809,935
Canon Inc.....................       14,000       657,987
Chugai Pharmaceutical Co. Ltd.       29,100       419,543
Honda Motor Co. Ltd...........        4,200       203,493(j)
Hoya Corp.....................        5,500       576,374
Secom Co. Ltd.................       14,500       503,879
                                                3,744,985

MEXICO -- 0.4%

America Movil S.A. de C.V.
   ADR (Series L).............        4,539       177,157

NETHERLANDS -- 1.5%

ING Groep N.V.................       10,811       272,842
Koninklijke Philips
   Electronics N.V............       19,227       440,346
                                                  713,188

RUSSIA -- 0.7%

LUKOIL ADR....................        1,349       168,288
MMC Norilsk Nickel ADR........        2,797       177,610
                                                  345,898

SOUTH KOREA -- 2.2%

POSCO.........................        1,660       247,234
POSCO ADR.....................          430        16,276
Samsung Electronics Co. Ltd...        2,050       815,371
                                                1,078,881




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
SPAIN -- 2.4%

Banco Santander Central
   Hispano S.A. (Regd.).......       54,435  $    531,401(j)
Grupo Ferrovial S.A...........          129         5,760
Telefonica S.A................       42,706       639,142
                                                1,176,303

SWEDEN -- 1.4%

Skandinaviska Enskilda Banken
   AB (Series A)..............       43,214       667,780

SWITZERLAND -- 4.0%

Nestle S.A. (Regd.)...........        4,064       930,811
Novartis AG (Regd.)...........       14,947       696,657
Roche Holding AG..............        3,069       317,051
                                                1,944,519

TAIWAN -- 0.8%

Taiwan Semiconductor
   Manufacturing Co. Ltd......      291,997       372,195

UNITED KINGDOM -- 15.1%

BG Group PLC..................       48,213       323,674
BHP Billiton PLC..............      125,671     1,322,376
Brambles Industries PLC.......      185,850       863,462
Diageo PLC....................       17,615       219,939
GlaxoSmithKline PLC...........       21,340       459,914
Kingfisher PLC................       95,538       532,905
National Grid Transco PLC.....       30,104       253,988
Rio Tinto PLC. (Regd.)........       13,495       364,858
Royal Bank of Scotland
   Group PLC..................       12,109       349,713
Smith & Nephew PLC............      106,458       978,616
Smiths Group PLC..............       28,284       379,765
Vodafone Group PLC............      532,119     1,273,429
                                                7,322,639

UNITED STATES -- 43.3%

American Express Co...........        9,754       501,941
American International
   Group Inc..................       12,265       833,897
Amgen Inc.....................        5,934       336,339(a)
Analog Devices Inc............          658        25,517
Bank of America Corp..........       18,488       801,085
Citigroup Inc.................       24,684     1,089,058(h)
Colgate-Palmolive Co..........        6,283       283,866
Comcast Corp. (Class A Special)      23,416       653,775(a)
Dominion Resources Inc........       11,880       775,170
Exxon Mobil Corp..............       20,825     1,006,472
Federal National
   Mortgage Assoc.............       10,013       634,824
First Data Corp...............       25,165     1,094,678
Goldman Sachs Group Inc.......        3,809       355,151


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Intel Corp....................       18,321 $     367,519
Johnson & Johnson.............       19,556     1,101,589
Marsh & McLennan Cos. Inc.....        7,880       360,589
Mellon Financial Corp.........       18,822       521,181
Merck & Co. Inc...............        5,242       172,986
Microsoft Corp................       48,399     1,338,232
PepsiCo Inc...................       17,959       873,705
Pfizer Inc....................       42,668     1,305,641
Praxair Inc...................       13,081       559,082
Sara Lee Corp.................       16,428       375,544
Schlumberger Ltd..............        5,436       365,897
St. Paul Travelers Cos. Inc...       15,132       500,264
State Street Corp.............       14,232       607,849(e)
Target Corp...................       21,560       975,590
United Technologies Corp......       10,352       966,670
Viacom Inc. (Class B).........       20,138       675,831
Wal-Mart Stores Inc...........       17,326       921,743
Wyeth.........................       14,490       541,926
                                               20,923,611

TOTAL COMMON STOCK
  (COST $42,520,016) .........                 47,446,827

----------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.9%
----------------------------------------------------------

UNITED STATES -- 1.9%

Financial Select Sector
   SPDR Fund..................        6,571       187,011(j)
Industrial Select Sector
   SPDR Fund..................       26,613       754,745(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $879,288)............                    941,756

TOTAL INVESTMENT IN SECURITIES
   (COST $43,399,304).........                 48,388,583

----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.3%
----------------------------------------------------------
GEI Short-Term
   Investment Fund............      539,695       539,695(l)
State Street Navigator Securities
   Lending Prime Portfolio....    6,386,757     6,386,757(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $6,926,452)..........                  6,926,452

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (14.3%) ...............                 (6,925,002)
                                              ------------
NET ASSETS-- 100% ............                $48,390,033
                                              ============



See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004

Schedule of Investments

----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------

The GE Global Equity Fund had the following short futures contracts open at September 30, 2004:

                             NUMBER    CURRENT
                EXPIRATION     OF     NOTIONAL    UNREALIZED
DESCRIPTION       DATE      CONTRACTS   VALUE    APPRECIATION
-------------------------------------------------------------
DJ Euro Stoxx
  50 Index
  Futures     December 2004     3    $(101,832)     $1,159
FTSE 100
  Index
  Futures     December 2004     1      (83,312)       (506)
S&P 500
  Index
  Futures     December 2004     1     (278,725)      1,155
Topix Index
  Futures     December 2004     1     (100,032)      1,081
                                                    ------
                                                    $2,889
                                                    ======

The GE Global Equity Fund was invested in the following sectors at September 30, 2004:

                                           PERCENTAGE (BASED
SECTOR                                     ON MARKET VALUE)
------------------------------------------------------------
Financials                                      18.68%
Healthcare                                      13.17%
Short-Term                                      12.52%
Information Technology                          11.00%
Industrials                                      8.84%
Consumer Staples                                 7.89%
Energy                                           7.01%
Consumer Discretionary                           6.82%
Materials                                        6.07%
Telecommunication Services                       4.28%
Utilities                                        3.72%
                                               -------
                                               100.00%
                                               =======

See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE International Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A


RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND AND MANAGES THE FOREIGN INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992. RALPH IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION, A CHARTER MEMBER OF THE INTERNATIONAL SOCIETY OF SECURITY ANALYSTS AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A MEMBER OF THE NEW YORK STOCK EXCHANGE INTERNATIONAL CAPITAL MARKETS ADVISORY COMMITTEE AND A MEMBER OF THE FRANK RUSSELL 20/20 EXECUTIVE COMMITTEE. HE HOLDS A BS IN ECONOMICS AND AN MS IN FINANCE FROM THE UNIVERSITY OF WISCONSIN.

Q. HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE International Equity Fund gained 20.88% for Class A shares, 19.97% for Class B shares, 20.07% for Class C shares, and 21.22% for Class Y shares. The benchmark, MSCI EAFE Index rose 22.08% over the period and the Fund's Lipper peer group of 268 International funds returned an average of 20.74% for the same period.


Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. During the year the market reflected of strong absolute returns where most European countries, the emerging markets and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery.


Q.  WHAT WORLD EVENTS HAD A MAJOR IMPACT ON FINANCIAL MARKETS?

A. Over twelve months, China has moved from accelerated growth to fears of a hard landing, back to acceleration again. This has sustained a high level of volatility in those sectors exposed to the Chinese economy. Meanwhile, oil prices have moved to record highs pushed by rising demand (China) and conflict in the Middle East. While beneficial for the producers, companies with input prices dependent on oil are seeing their costs rise sharply.


Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Special circumstances polarized sector returns where the energy (high oil prices) and materials (China imports) shared top return honors with the defensive utilities. Similarly, both defensive (telecom and consumer staples) and cyclical (consumer discretionary and IT) stocks failed to beat the benchmark, reflecting consumer slowdown concerns and inventory issues in the IT market.

    Top performing stocks included two metals and mining companies, BHP Billiton
    (UK) and CVRD (Brazil), benefiting from the surge in China imports. Strong contributions also came from Brambles (UK - business services) on a recovery in its core pallet business, and Sinopec, the Chinese energy play, supplying downstream services to a high growth market. Negative contributions came from Taiwan Semiconductor on inventory and pricing fears, Johnson Electric (Hong Kong - electric motors) on Chinese competition, and Carrefour (France
    - food retail) on diminishing market share in its home market.


Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE LAST QUARTER AND WHY?

A. Positions were added in Telecom Equipment on signs of renewed capital investment and also increased in Industrials (China transportation), Materials (aluminium), Financials (Japanese consumer finance) and Consumer Staples. Holdings were trimmed in Energy (from expensive oil to a greater gas focus) and Consumer Discretionary (valuations and deteriorating fundamentals).


PICTURED TO THE LEFT: RALPH R. LAYMAN

[PHOTO OF RALPH R. LAYMAN]

GE International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,003.15                             7.84
     Class B                         1,000.00                           1,000.84                            11.52
     Class C                         1,000.00                           1,000.00                            11.49
     Class Y                         1,000.00                           1,005.48                             6.62
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,016.88                             8.04
     Class B                         1,000.00                           1,013.18                            11.81
     Class C                         1,000.00                           1,013.20                            11.79
     Class Y                         1,000.00                           1,018.11                             6.79
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.60% FOR CLASS A, 2.35% FOR CLASS B, 2.34% FOR CLASS C, AND 1.35% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: 0.32% FOR CLASS A SHARES, 0.08% FOR CLASS B SHARES, 0.00% FOR CLASS C SHARES, AND 0.55% FOR CLASS Y SHARES.

GE International Equity Fund
--------------------------------------------------------------------------------



------------------------------------------------
TEN LARGEST HOLDINGS AS OF SEPTEMBER 30, 2004
as a % of Market Value
------------------------------------------------
BHP Billiton PLC.                         2.63%
------------------------------------------------
Total S.A.                                2.50%
------------------------------------------------
Ente Nazionale Idrocarburi S.p.A          1.91%
------------------------------------------------
Vodafone Group PLC.                       1.88%
------------------------------------------------
BNP Paribas                               1.88%
------------------------------------------------
GlaxoSmithKline PLC.                      1.68%
------------------------------------------------
Royal Bank of Scotland Group PLC.         1.62%
------------------------------------------------
Telefonica S.A.                           1.61%
------------------------------------------------
Tesco PLC.                                1.54%
------------------------------------------------
Brambles Industries PLC                   1.49%
------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in companies in developed and developing countries outside the United States.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
International Funds Peer Group
Based on average annual total
returns for the periods ended 9/30/04

                 ONE    FIVE     TEN
                 YEAR   YEAR     YEAR
                ------ ------- -------
Number of
Funds in
peer group:        268    165      49
--------------------------------------
Peer group
average annual
total return:    20.74% -0.08%   4.75%
--------------------------------------
Lipper categories
in peer group: International Funds



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 CLASS A SHARES+
--------------------------------------------------------------------------------
                                   [LINE GRAPH]

          GE INT'L EQUITY FUND     GE INT'L EQUITY FUND W/LOAD     MSCI EAFE
9/94      $10,000.00               $ 9,425.00                      $10,000.00
9/95       10,515.99                 9,911.32                       10,579.15
9/96       11,729.20                11,054.77                       11,490.41
9/97       13,933.35                13,132.18                       12,889.02
9/98       12,720.44                11,989.02                       11,814.19
9/99       15,961.33                15,043.55                       15,471.15
9/00       17,637.72                16,623.55                       15,963.13
9/01       12,109.33                11,413.05                       11,383.27
9/02        9,653.33                 9,098.27                        9,615.58
9/03       10,925.75                10,297.52                       12,118.24
9/04       13,206.70                12,447.32                       14,794.06

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                             ONE     FIVE   TEN
                             YEAR    YEAR   YEAR
                            ------  ------  ------
GE International Equity     20.88%  -3.72%  2.82%
GE International
   Equity  W/LOAD           13.88%  -4.85%  2.21%
   MAXIMUM LOAD
   OF 5.75%
MSCI EAFE                   22.08%  -0.89%  3.99%

--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                   [LINE GRAPH]

          GE INT'L EQUITY FUND     GE INT'L EQUITY FUND W/LOAD    MSCI EAFE
9/94      $10,000.00               $10,000.00                     $10,000.00
9/95       10,433.18                10,433.18                      10,579.15
9/96       11,557.88                11,557.88                      11,490.41
9/97       13,622.14                13,622.14                      12,889.02
9/98       12,343.13                12,343.13                      11,814.19
9/99       15,375.02                15,375.02                      15,471.15
9/00       16,937.66                16,937.66                      15,963.13
9/01       11,628.70                11,628.70                      11,383.27
9/02        9,270.18                 9,270.18                       9,615.58
9/03       10,492.10                10,492.10                      12,118.24
9/04       12,682.51                12,682.51                      14,794.06

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                             ONE     FIVE   TEN
                             YEAR    YEAR   YEAR
                            ------  ------  ------
GE International Equity     19.97%  -4.49%  2.36%
GE International
   Equity W/LOAD            15.97%  -4.49%  2.36%
   MAXIMUM LOAD              4.00%   0.00%  0.00%
MSCI EAFE                   22.08%  -0.89%  3.99%


--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------
                                   [LINE GRAPH]

          GE INT'L EQUITY FUND     GE INT'L EQUITY FUND W/LOAD       MSCI EAFE
9/30/99   $10,000.00               $10,000.00                        $10,000.00
3/00       12,561.62                12,561.62                         11,686.13
9/00       10,967.54                10,967.54                         10,318.00
3/01        9,063.05                 9,063.05                          8,662.24
9/01        7,473.51                 7,473.51                          7,357.74
3/02        8,001.13                 8,001.13                          7,910.86
9/02        5,910.69                 5,910.69                          6,215.16
3/03        5,505.87                 5,505.87                          6,073.72
9/03        6,656.55                 6,656.55                          7,832.80
3/04        7,992.81                 7,992.81                          9,568.43
9/04        7,992.81                 7,992.81                          9,562.35

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                            ONE    THREE     SINCE
                            YEAR   YEAR    INCEPTION
                            ------ ------  ---------
GE International Equity     20.07%  2.26%    -4.38%
GE International
   Equity W/LOAD            19.07%  2.26%    -4.38%
   MAXIMUM LOAD              1.00%  0.00%     0.00%
MSCI EAFE                   22.08%  9.12%    -0.88%


--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------
                                   [LINE GRAPH]

            GE INT'L EQUITY FUND     MSCI EAFE
9/94        $10,000.00               $10,000.00
9/95         10,545.23                10,579.15
9/96         11,807.69                11,490.41
9/97         14,070.01                12,889.02
9/98         12,896.15                11,814.19
9/99         16,213.11                15,471.15
9/00         17,959.82                15,963.13
9/01         12,352.94                11,383.27
9/02          9,885.96                 9,615.58
9/03         11,190.23                12,118.24
9/04         13,564.63                14,794.06

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                             ONE     FIVE   TEN
                             YEAR    YEAR   YEAR
                            ------  ------  ------
GE International Equity     21.22%  -3.50%  3.10%
MSCI EAFE                   22.08%  -0.89%  3.99%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004


Schedule of Investments

--------------------------------------------------------------------------------
                          GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $87,593 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

              [PIE CHART]
Continental Europe            36.8%
United Kingdom                18.1%
United States                 17.9%
Japan                         13.5%
Emerging Asia                  5.7%
Latin America                  3.8%
Canada                         2.2%
Emerging Europe                1.0%
Pacific Rim                    1.0%


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
COMMON STOCK -- 99.1%
----------------------------------------------------------

AUSTRALIA -- 0.4%

Woolworths Ltd................       31,716 $     312,899

BRAZIL -- 3.1%

Aracruz Celulose S.A. ADR.....       10,073       333,618
Compania Vale do Rio Doce
   SP ADR.....................       20,706       398,590(a)
Compania Vale do Rio
   Doce ADR...................       33,690       757,014
Empresa Brasileira de
   Aeronautica S.A. ADR.......       27,599       728,614
                                                2,217,836

CANADA -- 2.7%

Alcan Inc.....................       19,195       917,623
Bank of Nova Scotia...........        2,639        77,050(j)
Manulife Financial Corp.......       10,171       445,240(j)
Nortel Networks Corp..........      144,283       487,955(a)
                                                1,927,868

CHINA -- 2.2%

China Petroleum &
   Chemical Corp..............    2,324,000       946,224(h)
Huaneng Power
   International Inc..........      768,000       620,463(h,j)
                                                1,566,687


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
DENMARK -- 0.4%

Falck A/S.....................        3,570  $     29,136(a)
Group 4 Securicor PLC.........      121,999       252,485(a)
                                                  281,621

FINLAND -- 1.3%

Nokia Oyj.....................       27,695       381,121
Sampo Oyj (Series A)..........       47,867       529,112
Stora Enso Oyj (Series R).....        5,032        67,997(h)
                                                  978,230

FRANCE -- 13.5%

Accor S.A.....................        8,265       322,120(h)
AXA...........................       37,850       765,788
BNP Paribas...................       25,461     1,644,373(j)
Carrefour S.A.................       17,261       811,863(j)
Credit Agricole S.A...........       25,291       689,795
Lagardere S.C.A. (Regd.)......       15,431       957,115(h,j)
LVMH Moet Hennessy
   Louis Vuitton S.A..........        6,012       401,346(j)
Renault S.A...................        9,225       754,473(j)
Sanofi-Aventis................        8,605       624,145(j)
Total S.A.....................       10,731     2,185,776(j)
Veolia Environnement..........       21,236       611,111(j)
                                                9,767,905

GERMANY -- 4.7%

Allianz AG (Regd.)............        1,220       122,871
BASF AG.......................       10,088       594,515
Bayerische Motoren
   Werke AG...................        9,970       409,869
DaimlerChrysler AG (Regd.)....        7,580       312,557
E.ON AG.......................       12,426       916,726(h)
Schering AG...................        6,118       386,387
Siemens AG (Regd.)............        9,301       683,985
                                                3,426,910

HONG KONG -- 0.8%

Sun Hung Kai Properties
   Ltd. (REIT)................       58,371       550,172

INDIA -- 0.2%

Tata Motors Ltd. ADR..........       16,961       152,140(a,j)

IRELAND -- 1.4%

Bank of Ireland...............       71,228       958,962(h)
CRH PLC.......................        3,298        78,236
                                                1,037,198





See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
ISRAEL -- 0.1%

Teva Pharmaceutical Industries
   Ltd. ADR...................        4,096 $     106,291

ITALY -- 5.9%

Banca Intesa S.p.A............      146,577       557,069(h)
Ente Nazionale
   Idrocarburi S.p.A..........       74,479     1,668,753(h,j)
Mediaset S.p.A................        8,001        90,826
Riunione Adriatica di
   Sicurta S.p.A..............       48,734       936,362(h)
Telecom Italia S.p.A..........      323,722       741,806(j)
UniCredito Italiano S.p.A.....       51,020       257,269
                                                4,252,085

JAPAN -- 16.4%

Acom Co. Ltd..................       15,042       930,785(j)
Aiful Corp....................        4,250       416,844(j)
Asahi Glass Co. Ltd...........       96,000       873,638(h)
Canon Inc.....................       18,000       845,983(h)
Chugai Pharmaceutical Co. Ltd.       42,800       617,059
Daikin Industries Ltd.........       35,000       846,300(j)
Honda Motor Co. Ltd...........       17,100       828,508(h,j)
Hoya Corp.....................        7,500       785,964(j)
JFE Holdings Inc..............        5,300       150,996
JSR Corp......................       17,700       285,859
Komatsu Ltd...................      203,000     1,304,033(h,j)
Lawson Inc....................        8,099       280,708
Mitsubishi Estate Co. Ltd. (REIT)    56,000       584,312(j)
Mitsui & Co. Ltd..............       96,000       803,956(j)
Mitsui OSK Lines Ltd..........      144,225       864,970
Mitsui Sumitomo
   Insurance Co. Ltd..........       74,000       610,316
Nissan Motor Co. Ltd..........       21,400       232,999(h)
Sharp Corp....................       18,000       247,589(h,j)
Toto Ltd......................       41,000       356,004(j)
                                               11,866,823

MEXICO -- 1.6%

America Movil S.A. de C.V.
   ADR (Series L).............        8,430       329,023
Grupo Televisa S.A. ADR.......        7,690       405,494
Wal-Mart de Mexico S.A. de
   C.V. (Series V)............      118,756       402,640
                                                1,137,157

NETHERLANDS -- 2.8%
Aegon N.V.....................       19,597       211,267
ING Groep N.V.................       35,958       907,488
Koninklijke Philips
   Electronics N.V............       40,932       937,444(h)
                                                2,056,199

----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
NORWAY -- 0.6%

Statoil ASA...................       29,378 $     421,151

RUSSIA -- 1.1%

LUKOIL ADR....................        3,282       406,968(b)
LUKOIL ADR....................          812       101,297
MMC Norilsk Nickel ADR........        4,082       259,207
                                                  767,472

SOUTH KOREA -- 2.5%

Kookmin Bank..................        9,476       299,957(a)
POSCO.........................        2,500       372,340
POSCO ADR.....................          958        36,260
Samsung Electronics Co. Ltd...        2,830     1,125,610(h)
                                                1,834,167

SPAIN -- 3.2%

Banco Santander Central
   Hispano S.A. (Regd.).......       67,851       662,370(h,j)
Grupo Ferrovial S.A...........        5,541       247,405(j)
Telefonica S.A................       94,248     1,410,525(h)
Telefonica S.A. ADR...........          835        37,567
                                                2,357,867

SWEDEN -- 3.3%

Sandvik AB....................        7,343       253,669
Skandinaviska Enskilda
   Banken AB (Series A).......       26,465       408,960
Svenska Handelsbanken.........       42,035       880,517(h)
Telefonaktiebolaget LM Ericsson
   (Series B).................      277,810       862,408(a)
                                                2,405,554

SWITZERLAND -- 7.0%

ABB Ltd. (Regd.)..............       98,643       601,954
Credit Suisse Group (Regd.)...       39,631     1,264,752(h)
Nestle S.A. (Regd.)...........        4,876     1,116,790(h)
Novartis AG (Regd.)...........       25,831     1,203,943(h)
Roche Holding AG..............        8,797       908,796
                                                5,096,235

TAIWAN -- 2.0%

China Steel Corp. ADR.........       11,405       230,944(b)
Taiwan Semiconductor
   Manufacturing Co. Ltd......      938,479     1,196,236
                                                1,427,180

UNITED KINGDOM -- 21.9%

BG Group PLC..................      117,022       785,618
BHP Billiton PLC..............      219,009     2,304,528(h)
Brambles Industries PLC.......      281,325     1,307,040(h)






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Diageo PLC....................       31,400  $    392,057
Exel PLC......................       38,061       471,093
GlaxoSmithKline PLC...........       68,475     1,475,754(h)
Kingfisher PLC................      108,504       605,228
National Grid Transco PLC.....       17,767       149,901
Rank Group PLC................       20,090       101,609
Reed Elsevier PLC.............      105,896       929,376(h)
Rio Tinto PLC. (Regd.)........       28,761       773,380
Royal Bank of Scotland
   Group PLC..................       49,037     1,416,208
SABMiller PLC.................       11,770       155,372
Smith & Nephew PLC............       94,712       870,641(h)
Smiths Group PLC..............       57,816       776,287(h)
Tesco PLC.....................      261,440     1,349,485(h,j)
Vodafone Group PLC............      689,256     1,649,478(h)
Wolseley PLC..................       19,334       330,091
                                               15,843,146

TOTAL COMMON STOCK
   (COST $59,473,094) ........                 71,790,793

----------------------------------------------------------
PREFERRED STOCK -- 0.2%
----------------------------------------------------------
GERMANY -- 0.2%

Henkel KGaA...................        1,801       132,354(j)
   (COST $123,466)

TOTAL INVESTMENT IN SECURITIES
   (COST $59,596,560) ........                 71,923,147

----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 21.6%
----------------------------------------------------------
GEI Short-Term
   Investment Fund............      489,703       489,703(l)
State Street Navigator Securities
   Lending Prime Portfolio....   15,180,295    15,180,295(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $15,669,998).........                 15,669,998

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (20.9)%..............                (15,140,171)
                                             -------------
NET ASSETS-- 100% ............               $ 72,452,974
                                             =============

----------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------
The GE International Equity Fund had the following long futures contracts open at September 30, 2004:

                             NUMBER    CURRENT   UNREALIZED
               EXPIRATION      OF     NOTIONAL APPRECIATION/
DESCRIPTION       DATE      CONTRACTS   VALUE  (DEPRECIATION)
-------------------------------------------------------------
DJ Euro Stoxx
     50 Index
     Futures  December 2004     6     $203,663     $(1,565)
FTSE 100
     Index
     Futures  December 2004     2      166,623         961
Topix Index
    Futures   December 2004     1      100,032      (3,413)
                                                   --------
                                                   $(4,017)
                                                   ========

The GE International Equity Fund was invested in the following sectors at September 30, 2004:

                                        PERCENTAGE (BASED
SECTOR                                  ON MARKET VALUE)
---------------------------------------------------------
Financials                                   18.41%
Short-Term                                   17.89%
Industrials                                  12.25%
Consumer Discretionary                        8.78%
Materials                                     8.63%
Energy                                        7.44%
Healthcare                                    7.07%
Information Technology                        6.49%
Consumer Staples                              5.66%
Telecommunication Services                    4.76%
Utilities                                     2.62%
                                            -------
                                            100.00%
                                            =======

See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A



DAVE CARLSON HAS BEEN THE PORTFOLIO MANAGER OF THE GE PREMIER GROWTH EQUITY FUND SINCE ITS INCEPTION IN 1996. SEE PAGE 1 FOR BIOGRAPHICAL INFORMATION.

Q. HOW DID THE GE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Premier Growth Equity Fund gained 6.23% for Class A shares, 5.43% for Class B shares, 5.43% for Class C shares, and 6.48% for Class Y shares. The S&P 500 Index, the Fund's benchmark, returned 13.87% and the Fund's Lipper peer group of 631 Large Cap Growth funds returned an average of 7.12% for the same period.


Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The rebound in corporate earnings and the soaring price of oil have been the biggest surprises over the last year. These events have been reflected in stock prices as Energy, Basic Materials and Industrials stocks have been the best performers. Energy stocks within the S&P 500 Index were up 45% during the year. Basic Materials, Industrials, and Utilities were all up in excess of 20%. These sectors are all underweighted in the Fund and this has negatively impacted performance.

    Technology and Healthcare stocks have been laggards with gains of 2% and 5%, respectively. The Fund continues to be overweighted in Technology and Healthcare.


Q.  WHAT WERE THE SIGNIFICANT CHANGES TO THE FUND OVER THE YEAR?

A. Portfolio turnover has been modest over the last year at about 21%. The total number of stocks held by the Fund stands at 36. We have lowered our weighting in Technology stocks, and increased our weighting in Healthcare stocks. New positions in Healthcare include Zimmer Holdings and Medtronic, two high quality medical device companies. We also established holdings in United Healthcare, the largest HMO in the country, and Amgen, the largest biotech company.


PICTURED TO THE LEFT: DAVID B. CARLSON

[PHOTO OF DAVID B. CARLSON]

GE Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                             970.92                             4.98
     Class B                         1,000.00                             967.59                             8.66
     Class C                         1,000.00                             967.61                             8.66
     Class Y                         1,000.00                             972.15                             3.76
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,019.75                             5.11
     Class B                         1,000.00                           1,016.06                             8.88
     Class C                         1,000.00                           1,016.06                             8.88
     Class Y                         1,000.00                           1,020.97                             3.85
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.01% FOR CLASS A, 1.76% FOR CLASS B, 1.76% FOR CLASS C, AND 0.76% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: (2.91)% FOR CLASS A SHARES, (3.24)% FOR CLASS B SHARES, (3.24)% FOR CLASS C SHARES, AND (2.79)% FOR CLASS Y SHARES.

GE Premier Growth Equity Fund
--------------------------------------------------------------------------------



----------------------------------------------
TEN LARGEST HOLDINGS AS OF SEPTEMBER 30, 2004
as a % of Market Value
----------------------------------------------
Vodafone Group PLC. ADR               3.98%
----------------------------------------------
First Data Corp.                      3.90%
----------------------------------------------
Carnival Corp.                        3.90%
----------------------------------------------
UnitedHealth Group Inc.               3.63%
----------------------------------------------
Federal National Mortgage Assoc.      3.49%
----------------------------------------------
American International Group Inc.     3.41%
----------------------------------------------
Microsoft Corp.                       3.40%
----------------------------------------------
Molex Inc. (Class A)                  3.31%
----------------------------------------------
SLM Corp.                             3.29%
----------------------------------------------
Liberty Media Corp. (Series A)        3.28%
----------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income by investing at least 80% of its net assets in equity securities. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Large Cap Growth Peer Group
Based on average annual total
returns for the periods ended 9/30/04

                         ONE      FIVE
                         YEAR     YEAR
                        ------   -------
Number of Funds in
peer group:               631       37
----------------------------------------
Peer group average
annual total return:     7.12%   (5.45)%
----------------------------------------
Lipper categories
in peer group: Large Cap Core


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 CLASS A SHARES+
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

            GE PREMIER GROWTH FUND           GE PREMIER GROWTH FUND W/LOAD    S&P 500
12/31/96    $10,000.00                       $ 9,425.00                       $10,000.00
9/97         12,233.32                        11,529.91                        12,959.85
9/98         13,866.65                        13,069.32                        14,140.87
9/99         19,210.40                        18,105.80                        18,072.96
9/00         22,784.86                        21,474.73                        20,466.47
9/01         17,329.76                        16,333.30                        15,010.42
9/02         14,561.83                        13,724.52                        11,934.79
3/03         15,230.88                        14,355.11                        12,536.75
9/03         18,308.55                        17,255.80                        14,851.65
3/04         20,032.35                        18,880.49                        16,942.55
9/04         19,449.88                        18,331.51                        16,912.17

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                          ONE     FIVE    SINCE
                          YEAR    YEAR  INCEPTION
                         ------  ------ ---------
GE Premier
   Growth Equity          6.23%   0.25%   8.96%
GE Premier Growth
   Equity W/LOAD          0.12%  -0.93%   8.13%
   MAXIMUM LOAD OF 5.75%
S&P 500                  13.87%  -1.32%   7.02%


--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

             GE PREMIER GROWTH FUND           GE PREMIER GROWTH FUND W/LOAD     S&P 500
12/31/96     $10,000.00                       $10,000.00                        $10,000.00
9/97          12,166.66                        12,166.66                         12,959.85
9/98          13,683.31                        13,683.31                         14,140.87
9/99          18,818.49                        18,818.49                         18,072.96
9/00          22,149.56                        22,149.56                         20,466.47
9/01          16,726.35                        16,726.35                         15,010.42
9/02          13,948.17                        13,948.17                         11,934.79
9/03          17,505.83                        17,505.83                         14,851.65
9/04          18,597.12                        18,597.12                         16,912.17


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                          ONE     FIVE    SINCE
                          YEAR    YEAR  INCEPTION
                         ------  ------ ---------
GE Premier
   Growth Equity          5.43%  -0.50%   8.33%
GE Premier Growth
   Equity W/LOAD          1.43%  -0.50%   8.33%
   MAXIMUM LOAD           4.00%   0.00%   0.00%
S&P 500                  13.87%  -1.32%   7.02%


--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

             GE PREMIER GROWTH FUND           GE PREMIER GROWTH FUND W/LOAD    S&P 500
9/30/99      $10,000.00                       $10,000.00                       $10,000.00
3/00          12,482.09                        12,482.09                        11,773.02
9/00          11,765.74                        11,765.74                        11,324.36
3/01          10,251.88                        10,251.88                         9,200.32
9/01           8,884.96                         8,884.96                         8,305.46
3/02          10,331.03                        10,331.03                         9,219.23
9/02           7,405.02                         7,405.02                         6,603.67
3/03           7,723.15                         7,723.15                         6,936.74
9/03           9,251.04                         9,251.04                         8,217.61
3/04          10,079.87                        10,079.87                         9,374.53
9/04           9,753.36                         9,753.36                         9,357.72

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                          ONE     THREE   SINCE
                          YEAR    YEAR  INCEPTION
                         ------  ------ ---------
GE Premier
   Growth Equity          5.43%   3.16%  -0.50%
GE Premier Growth
   Equity W/LOAD          4.43%  -0.50%  -0.50%
   MAXIMUM LOAD           1.00%   0.00%   0.00%
 S&P 500                 13.87%   4.06%  -1.32%


--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

             GE PREMIER GROWTH FUND           S&P 500
12/31/96     $10,000.00                       $10,000.00
9/97          12,253.32                        12,959.85
9/98          13,926.32                        14,140.87
9/99          19,345.90                        18,072.96
9/00          22,995.97                        20,466.47
9/01          17,534.38                        15,010.42
9/02          14,767.94                        11,934.79
9/03          18,617.70                        14,851.65
9/04          19,824.70                        16,912.17

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                      ONE    FIVE   SINCE
                      YEAR   YEAR INCEPTION
                     ------ ----- ---------
GE Premier
   Growth Equity      6.48%  0.49%  9.23%
 S&P 500             13.87% -1.32%  7.02%


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments

--------------------------------------------------------------------------------
                          GE PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $649,271 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

             [PIE CHART]
Information Technology       24.6%
Health Care                  21.1%
Financials                   21.0%
Consumer Discretionary       16.1%
Short-Term Investments        7.4%
Telecommunication Services    4.0%
Industrials                   3.3%
Energy                        2.5%


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
COMMON STOCK -- 96.5%
----------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.8%

Carnival Corp.................      535,768 $  25,336,469
Comcast Corp. (Class A Special)     676,759    18,895,111(a)
Home Depot Inc................      488,770    19,159,784
IAC/InterActiveCorp...........      563,966    12,418,531(a,j)
Liberty Media Corp. (Series A)    2,443,852    21,310,389(a)
Liberty Media International Inc.
   (Series A).................      225,586     7,526,000(a,j)
                                              104,646,284

ENERGY -- 2.6%

Schlumberger Ltd..............      244,385    16,449,554

FINANCIALS -- 21.9%

AFLAC Inc.....................      473,167    18,552,878
American Express Co...........      263,184    13,543,449
American International
   Group Inc..................      325,220    22,111,708
Citigroup Inc.................      385,377    17,002,833
Federal National
   Mortgage Assoc.............      357,178    22,645,085
SLM Corp......................      479,371    21,379,947
State Street Corp.............      498,169    21,276,798(e)
                                              136,512,698

HEALTHCARE -- 22.0%

Amgen Inc.....................      197,388    11,187,952(a)
Cardinal Health Inc...........       75,195     3,291,285(h)
DENTSPLY International Inc....      225,586    11,716,937
Johnson & Johnson.............      338,379    19,060,889
Lincare Holdings Inc..........      385,377    11,449,551(a,,j)
Medtronic Inc.................      216,187    11,220,105


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Pfizer Inc....................      686,158 $  20,996,435
UnitedHealth Group Inc........      319,581    23,565,903
Wyeth.........................      357,178    13,358,457
Zimmer Holdings Inc...........      140,991    11,143,929(a)
                                              136,991,443

INDUSTRIALS -- 3.4%

Dover Corp....................      545,167    21,190,641

INFORMATION TECHNOLOGY -- 25.6%

Certegy Inc...................      291,382    10,842,324
Cisco Systems Inc.............      817,750    14,801,275(a)
Dell Inc......................      469,972    16,731,003(a,h)
First Data Corp...............      582,765    25,350,278(h)
Intel Corp....................      460,572     9,239,074
Intuit Inc....................      366,578    16,642,641(a,,j)
Microsoft Corp................      798,952    22,091,023(h)
Molex Inc. (Class A)..........      817,750    21,515,002(h,j)
Paychex Inc...................      385,377    11,619,117
Yahoo! Inc....................      319,581    10,836,992(a)
                                              159,668,729

TELECOMMUNICATION SERVICES -- 4.2%

Vodafone Group PLC. ADR.......    1,071,535    25,834,709

TOTAL INVESTMENTS IN SECURITIES
   (COST $577,738,278)........                601,294,058

----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.7%
----------------------------------------------------------
GEI Short-Term
   Investment Fund ...........   21,876,048    21,876,048(l)
State Street Navigator Securities
   Lending Prime Portfolio ...   26,101,040    26,101,040(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $47,977,088).........                 47,977,088

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (4.2%)  ...............                (26,339,631)
                                             -------------
NET ASSETS-- 100% ............               $622,931,515
                                             =============

----------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------
The GE Premier Growth Equity Fund had the following short futures contracts open at September 30, 2004:

                           NUMBER     CURRENT
            EXPIRATION       OF       NOTIONAL   UNREALIZED
DESCRIPTION    DATE       CONTRACTS     VALUE   DEPRECIATION
--------------------------------------------------------------
S&P 500
 Index
 Futures   December 2004      2      $(557,450)   $(1,557)





See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Strategic Investment Fund
--------------------------------------------------------------------------------


ROBERT MACDOUGALL IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE OVERSEES A PORTION OF THE FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT. HE LEADS A TEAM OF PORTFOLIO MANAGERS FOR GE FIXED INCOME FUND. MR. MACDOUGALL ALSO MANAGES FIXED INCOME INVESTMENTS FOR GE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. BOB JOINED GEAM IN 1986 AS VICE PRESIDENT. HE BECAME A SENIOR VICE PRESIDENT OF FIXED INCOME IN 1993 AND A DIRECTOR AND EXECUTIVE VICE PRESIDENT IN 1997. PRIOR TO JOINING GEAM, BOB HELD A VARIETY OF FINANCIAL MANAGEMENT POSITIONS WITHIN GE'S CORPORATE TREASURY AND FINANCIAL PLANNING DEPARTMENTS. BOB RECEIVED BOTH HIS MASTERS AND BACHELOR IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF MASSACHUSETTS.

CHRISTOPHER BROWN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES DOMESTIC EQUITY INVESTMENTS FOR THE GE STRATEGIC INVESTMENT FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER, 2003. MR. BROWN JOINED GE ASSET MANAGEMENT IN 1985 AS A MANAGER OF MUTUAL FUND ACCOUNTING. HE BECAME A U.S. EQUITY ANALYST IN 1989, A VICE PRESIDENT AND PORTFOLIO MANAGER IN 1992, AND A SENIOR VICE PRESIDENT IN 1996. CHRIS IS A CUM LAUDE GRADUATE IN ECONOMICS FROM BUCKNELL UNIVERSITY AND IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

RALPH LAYMAN HAS BEEN A CO-PORTFOLIO MANAGER FOR THE GE STRATEGIC INVESTMENT FUND SINCE ITS INCEPTION IN 1993. SEE PAGE 24 FOR BIOGRAPHICAL INFORMATION.


Q. HOW DID THE GE STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Strategic Investment Fund gained 7.94% for Class A shares, 7.15% for Class B shares, 7.14% for Class C shares, and 8.22% for Class Y shares. During the same period, the Fund's broad based benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index returned 13.87% and 3.68%, respectively. The Fund's Lipper peer group of 332 Flexible funds gained an average of 10.08%.


Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. During the twelve-month period ended September 30, 2004, the sectors driving the underperformance in the domestic equity markets include Healthcare, Financials, and Industrials. In the Healthcare sector, our holdings were down 6.8% compared to the sector return of 4.8%. Cardinal Health was down 37% in the most recent quarter. The company lowered guidance for this year and next. Despite being a long-term shareholder in Cardinal Health, given



PICTURED FROM LEFT TO RIGHT: ROBERT A. MACDOUGALL, CHRISTOPHER D. BROWN AND RALPH R. LAYMAN

[PHOTO OF ROBERT A. MACDOUGALL, CHRISTOPHER D. BROWN AND RALPH R. LAYMAN]

--------------------------------------------------------------------------------
                                                                             Q&A



the changes in the business model, management's mis-execution here in the short run, and a formal revenue recognition inquiry by the SEC, we have reduced our exposure. Lincare (-19%) was negatively impacted by a change in Medicare reimbursement earlier in the year, which caused investors to lower expected earnings growth. Headline risk associated with diet drug litigation at Wyeth (-17%) as well as concerns about drug reimportation from Canada has negatively impacted the stock. In the Financials sector, our holdings were up 7.2% but trailed the sector return of 14.9%. Fannie Mae (-7%) was the worst performer in the sector due to alleged improper accounting methods on its derivative activities and hedging activities. While concerned regarding the impact of new capital requirements on future growth, we continue to hold what we believe is an undervalued stock. The bank processing companies, including Mellon (-6%) and State Street (-4%), declined amid concerns of rising interest rates and falling estimates due to rising expenses. In the Industrials sector, our holdings returned 12.2% compared to the sector return of 23.4%. Corinthian Colleges, a recent small addition to the portfolio, was down 53% during our holding period. Allegations of fraud in their student aid process have weakened the stock as well as negative estimate revisions. Southwest Airlines (-23%) is another recent addition that has been negatively impacted by weather and higher fuel costs. We have used the recent share weakness to start building a position in the best-run domestic airline company. The biggest positive drivers to performance were the Consumer Discretionary and Consumer Staples sectors. In the Consumer Discretionary sector, our holdings were up 15.5 % compared to the sector return of 14.1%. Solid positive performances by EBay (+71%), Carnival Cruise Lines (+46%), Home Depot (+24%), and Target (+21%) drove the outperformance. In Consumer Staples our underweight position relative to the benchmark and our bottom up stock selection process helped our relative return as the sector has trailed the broader index year to date. As was the case last year, smaller capitalization stocks continued to outperform our larger capitalization holdings.

International equity markets have reflected strong absolute returns where most European countries, the emerging markets, and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery. Over the past twelve months, China has moved from accelerated growth to fears of a hard landing, back to acceleration again. This has sustained a high level of volatility in those sectors exposed to the Chinese economy. Meanwhile, oil prices have moved to record highs pushed by rising demand (China) and conflict in the Middle East. While beneficial for the producers, companies with input prices dependent on oil are seeing their costs rise sharply. Special circumstances polarized sector returns where energy (high oil prices) and materials (China imports) shared top return honors with defensive utilities. Similarly, both defensive (telecom and consumer staples) and cyclical (consumer discretionary and IT) stocks failed to beat the benchmark, reflecting consumer slowdown concerns and inventory issues in the IT market. Top performing stocks included two metals and mining companies, BHP Billiton (UK) and CVRD (Brazil), benefiting from the surge in China imports. Strong contributions also came from Brambles (UK - business services) on a recovery in its core pallet business, and Sinopec, the Chinese energy play, supplying downstream services to a high growth market. Negative contributions came from Taiwan Semiconductor on inventory and pricing fears, Johnson Electric (Hong Kong - electric motors) on Chinese competition, and Carrefour (France - food retail) on diminishing market share in its home market.

In the fixed income portfolio, the spread between short and long Treasury yields narrowed

GE Strategic Investment Fund
--------------------------------------------------------------------------------
                                                                             Q&A



significantly. The yield on the two-year Treasury note increased 115 basis points, while the yield on the 10-year Treasury note ended the period merely 18 basis points higher. Most of this yield curve flattening began in the spring of 2004 when employment growth surged ahead of expectations and market sentiment for Fed tightening grew. The Fed signaled and then began a "measured" pace of removing policy accommodation in June. By September end, the monetary authorities had raised the Fed funds target 75 basis points to 1.75%. On a duration-adjusted basis, all non-Treasury sectors outperformed U.S. Treasuries. The corporate bond sector performed best during the period as an improving fundamental picture pushed credit spreads tighter. Residential mortgage-backed security spreads also narrowed due to declining volatility, which benefited performance in that sector. Fund performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative return as interest rates declined. Yield curve positioning taking advantage of a flattening yield curve and sector positioning (overweight commercial mortgage-backed securities) benefited performance. Security selection in residential mortgage-backed securities and lower quality corporate securities also had a positive impact.

GE Strategic Investment Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                             986.66                             4.00
     Class B                         1,000.00                             982.83                             7.67
     Class C                         1,000.00                             982.53                             7.66
     Class Y                         1,000.00                             987.52                             2.75
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,020.74                             4.09
     Class B                         1,000.00                           1,017.07                             7.85
     Class C                         1,000.00                           1,017.08                             7.84
     Class Y                         1,000.00                           1,021.98                             2.81
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.81% FOR CLASS A, 1.56% FOR CLASS B, 1.55% FOR CLASS C, AND 0.56% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: (1.33)% FOR CLASS A SHARES, (1.72)% FOR CLASS B SHARES, (1.75)% FOR CLASS C SHARES, AND (1.25)% FOR CLASS Y SHARES.

GE Strategic Investment Fund
--------------------------------------------------------------------------------



-------------------------------------------------
TEN LARGEST HOLDINGS AS OF SEPTEMBER 30, 2004
as a % of Market Value
-------------------------------------------------
Federal National Mortgage
Assoc. 5.00%, TBA                         3.49%
-------------------------------------------------
First Data Corp.                          2.12%
-------------------------------------------------
Citigroup Inc.                            1.93%
-------------------------------------------------
Pfizer Inc.                               1.86%
-------------------------------------------------
American International Group Inc.         1.85%
-------------------------------------------------
Vodafone Group PLC. ADR                   1.64%
-------------------------------------------------
Exxon Mobil Corp.                         1.56%
-------------------------------------------------
Liberty Media Corp. (Series A)            1.54%
-------------------------------------------------
Federal National Mortgage Assoc.          1.53%
-------------------------------------------------
Microsoft Corp.                           1.51%
-------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Flexible Portfolio Peer Group
Based on average annual total
returns for the periods ended 9/30/04

                  ONE    FIVE    TEN
                  YEAR   YEAR    YEAR
                 ------ ------  ------
Number of
Funds in
peer group:        332    188      75
--------------------------------------
Peer group
average annual
total return:    10.08%  2.09%   8.58%
--------------------------------------
Lipper categories
in peer group: Flexible



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 CLASS A SHARES+
--------------------------------------------------------------------------------
                                   [LINE GRAPH]

         GE STRATEGIC INVESTMENT FUND     GE STRATEGIC INVESTMENT FUND W/LOAD    S&P 500         LB AGGREGATE
9/94     $10,000.00                       $ 9,425.00                            $10,000.00       $10,000.00
9/95      12,034.83                        11,342.83                             12,973.13        11,406.12
9/96      13,668.74                        12,882.79                             15,611.09        11,964.97
9/97      16,738.03                        15,775.60                             21,931.11        13,127.33
9/98      17,721.61                        16,702.62                             23,929.68        14,638.29
9/99      20,429.68                        19,254.98                             30,583.70        14,584.71
9/00      23,244.62                        21,908.05                             34,634.09        15,604.26
9/01      21,080.56                        19,868.43                             25,401.17        17,625.47
9/02      19,504.70                        18,383.18                             20,196.48        19,140.63
9/03      22,883.90                        21,568.07                             25,132.48        20,176.09
9/04      24,701.39                        23,281.06                             28,619.38        20,918.17

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                             ONE     FIVE   TEN
                             YEAR    YEAR   YEAR
                            ------  ------  ------
GE Strategic Investment      7.94%   3.87%  9.46%
GE Strategic
   Investment  W/LOAD        1.75%   2.65%  8.82%
   MAXIMUM LOAD OF 5.75%
S&P 500                     13.87%  -1.32% 11.09%
LB Aggregate                 3.68%   7.48%  7.66%

--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

         GE STRATEGIC INVESTMENT FUND  GE STRATEGIC INVESTMENT FUND W/LOAD  S&P 500         LB AGGREGATE
9/94     $10,000.00                    $10,000.00                           $10,000.00      $10,000.00
9/95      11,953.49                     11,953.49                            12,973.13       11,406.12
9/96      13,474.80                     13,474.80                            15,611.09       11,964.97
9/97      16,380.95                     16,380.95                            21,931.11       13,127.33
9/98      17,184.75                     17,184.75                            23,929.68       14,638.29
9/99      19,666.36                     19,666.36                            30,583.70       14,584.71
9/00      22,336.75                     22,336.75                            34,634.09       15,604.26
9/01      20,257.22                     20,257.22                            25,401.17       17,625.47
9/02      18,742.90                     18,742.90                            20,196.48       19,140.63
9/03      21,990.12                     21,990.12                            25,132.48       20,176.09
9/04      23,439.69                     23,439.69                            28,619.38       20,918.17


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                             ONE     FIVE    TEN
                             YEAR    YEAR    YEAR
                            ------  ------  ------
GE Strategic Investment      7.15%   4.64%   8.97%
GE Strategic Investment
   W/LOAD                    3.15%   3.09%   8.97%
   MAXIMUM LOAD              4.00%   0.00%   0.00%
S&P 500                     13.87%  -1.32%  11.09%
LB Aggregate                 3.68%   7.48%   7.66%


--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------
                                   [LINE GRAPH]

               GE STRATEGIC INVESTMENT FUND  GE STRATEGIC INVESTMENT FUND W/LOAD   S&P 500           LB AGGREGATE
9/30/99        $10,000.00                    $10,000.00                           $10,000.00         $10,000.00
3/00            11,245.81                     11,245.81                            11,773.02          10,208.16
9/00            11,276.28                     11,276.28                            11,324.36          10,699.05
3/01            10,753.56                     10,753.56                             9,200.32          11,487.32
9/01            10,148.20                     10,148.20                             8,305.46          12,084.89
3/02            10,951.17                     10,951.17                             9,219.23          12,101.67
9/02             9,314.56                      9,314.56                             6,603.67          13,123.76
3/03             9,544.84                      9,544.84                             6,936.74          13,515.85
9/03            10,862.96                     10,862.96                             8,217.61          13,833.73
3/04            11,845.00                     11,845.00                             9,374.53          14,246.39
9/04            11,638.10                     11,638.10                             9,357.72          14,342.54


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                             ONE     THREE    SINCE
                             YEAR    YEAR   INCEPTION
                            ------   -----  ---------
GE Strategic Investment      7.14%   4.67%   3.08%
GE Strategic Investment
   W/LOAD                    6.14%   4.67%   3.08%
   MAXIMUM LOAD              1.00%   0.00%   0.00%
S&P 500                     13.87%   4.06%  -1.32%
LB Aggregate                 3.68%   5.88%   7.48%


--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------
                                   [LINE GRAPH]
               GE STRATEGIC INVESTMENT FUND   S&P 500         LB AGGREGATE
9/94           $10,000.00                     $10,000.00      $10,000.00
9/95            12,070.43                      12,973.13       11,406.12
9/96            13,754.68                      15,611.09       11,964.97
9/97            16,885.93                      21,931.11       13,127.33
9/98            17,916.36                      23,929.68       14,638.29
9/99            20,704.17                      30,583.70       14,584.71
9/00            23,615.78                      34,634.09       15,604.26
9/01            21,467.35                      25,401.17       17,625.47
9/02            19,906.99                      20,196.48       19,140.63
9/03            23,420.42                      25,132.48       20,176.09
9/04            25,345.21                      28,619.38       20,918.17

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                              ONE     FIVE   TEN
                              YEAR    YEAR   YEAR
                             ------  ------  ------
GE Strategic Investment       8.22%   4.13%   9.75%
S&P 500                      13.87%  -1.32%  11.09%
LB Aggregate                  3.68%   7.48%   7.66%


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


--------------------------------------------------------------------------------
                          GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $307,100 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

             [PIE CHART]
Domestic Equity                47.0%
Bonds and Notes                27.1%
Foreign Equity                 15.5%
Short Term & Others            10.4%


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
DOMESTIC EQUITY -- 51.2%
---------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.0%

Carnival Corp.................       87,655 $   4,145,205
Comcast Corp. (Class A Special)     126,993     3,545,645(a)
eBay Inc......................        9,957       915,447(a)
Harley-Davidson Inc...........       15,874       943,551
Home Depot Inc................      116,170     4,553,864
InterActive Corp..............        7,576       166,824(a,j)
Liberty Media Corp. (Series A)      540,885     4,716,517(a)
Liberty Media International Inc.
   (Series A).................       32,404     1,081,062(a)
Target Corp...................       42,572     1,926,383
Viacom Inc. (Class B).........       72,156     2,421,555
                                               24,416,053

CONSUMER STAPLES -- 2.4%

Clorox Co.....................        7,687       409,717
Colgate-Palmolive Co..........       50,875     2,298,533
PepsiCo Inc...................       59,179     2,879,058
Wal-Mart Stores Inc...........       16,956       902,059
                                                6,489,367

ENERGY -- 3.9%

Burlington Resources Inc......       38,242     1,560,274
Exxon Mobil Corp..............       99,213     4,794,964
Nabors Industries Ltd.........       24,172     1,144,544(a)
Schlumberger Ltd..............       44,736     3,011,180
                                               10,510,962

FINANCIALS -- 12.4%

AFLAC Inc.....................       29,944     1,174,104(h)
Alleghany Corp................        1,146       312,743(a)
American Express Co...........       12,465       641,449


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
American International
   Group Inc..................       83,467 $   5,674,921(h)
Bank of America Corp..........       87,740     3,801,774
Berkshire Hathaway Inc.
   (Class B)..................          700     2,009,700(a)
Citigroup Inc.................      134,097     5,916,360(h)
Federal National
   Mortgage Assoc.............       73,959     4,689,001
HCC Insurance Holdings Inc....        7,638       230,286
JP Morgan Chase & Co..........       25,254     1,003,341
Marsh & McLennan Cos. Inc.....       57,003     2,608,457
Mellon Financial Corp.........       26,697       739,240
SLM Corp......................       22,918     1,022,143
State Street Corp.............       91,410     3,904,121(e)
                                               33,727,640

HEALTHCARE -- 7.9%

Abbott Laboratories...........       70,712     2,995,360(h)
Cardinal Health Inc...........       36,077     1,579,090
DENTSPLY International Inc....       14,431       749,546
Johnson & Johnson.............       74,320     4,186,446
Lincare Holdings Inc..........       86,586     2,572,470(a,j)
Pfizer Inc....................      186,966     5,721,160
Wyeth.........................       93,802     3,508,195
                                               21,312,267

INDUSTRIALS -- 3.4%

Checkfree Corp................       14,861       411,204(a)
Corinthian Colleges Inc.......       19,002       256,147(a)
Dover Corp....................       86,586     3,365,598
Southwest Airlines Co.........       92,443     1,259,074
Tyco International Ltd........       22,917       702,635
United Technologies Corp......       11,184     1,044,362
Waste Management Inc..........       83,233     2,275,590
                                                9,314,610

INFORMATION TECHNOLOGY -- 12.2%

Applied Materials Inc.........       51,991       857,332(a)
Automatic Data Processing Inc.       63,497     2,623,696
Certegy Inc...................       46,331     1,723,977
Cisco Systems Inc.............      126,272     2,285,523(a)
Dell Inc......................       79,371     2,825,608(a)
EMC Corp......................       25,178       290,554(a)
First Data Corp...............      149,355     6,496,942
Intel Corp....................       99,683     1,999,641
International Business
   Machines Corp..............       18,760     1,608,482
Intuit Inc....................       51,865     2,354,671(a)
Microsoft Corp................      167,400     4,628,610
Molex Inc. (Class A)..........      128,436     3,379,151
Oracle Corp...................       76,123       858,667(a)
Paychex Inc...................       12,231       368,765
Yahoo! Inc....................       27,419       929,778(a)
                                               33,231,397

TOTAL DOMESTIC EQUITY
   (COST $129,229,667) .......                139,002,296




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments




----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
FOREIGN EQUITY -- 17.5%
----------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.7%

Accor S.A.....................        5,057  $    197,091(j)
Bayerische Motoren Werke AG...        6,037       248,182
DaimlerChrysler AG (Regd.)....        4,465       184,112
Grupo Televisa S.A. ADR.......        4,749       250,415
Honda Motor Co. Ltd...........       10,200       494,198(j)
Kingfisher PLC................       65,681       366,364
Koninklijke Philips
   Electronics N.V............       24,557       562,416
Lagardere S.C.A. (Regd.)......        9,107       564,866(j)
LVMH Moet Hennessy
   Louis Vuitton S.A..........        3,530       235,654(j)
Mediaset S.p.A................        5,298        60,142(j)
Nissan Motor Co. Ltd..........       13,500       146,985(j)
Rank Group PLC................       11,889        60,131
Reed Elsevier PLC.............       62,579       549,213
Renault S.A...................        5,429       444,015(j)
Sharp Corp....................       10,000       137,549(j)
Tata Motors Ltd. ADR..........       10,014        89,826(a,j)
                                                4,591,159

CONSUMER STAPLES -- 1.1%

Carrefour S.A.................       10,201       479,799(j)
Diageo PLC....................       19,003       237,269
Lawson Inc....................        4,800       166,366
Nestle S.A. (Regd.)...........        2,880       659,630
SABMiller PLC.................        7,623       100,629
Tesco PLC.....................      156,485       807,735(j)
Wal-Mart de Mexico S.A. de
   C.V. (Series V)............       71,865       243,657
Woolworths Ltd................       19,783       195,172
                                                2,890,257

ENERGY -- 1.4%

BG Group PLC..................       69,394       465,871
China Petroleum &
   Chemical Corp..............    1,372,000       558,614
Ente Nazionale
   Idrocarburi S.p.A..........       43,969       985,155(j)
LUKOIL ADR....................        2,210       274,040(b)
LUKOIL ADR....................          231        28,817
Statoil ASA...................       17,296       247,948
Total S.A.....................        6,341     1,291,586(j)
                                                3,852,031

FINANCIALS -- 3.5%

Acom Co. Ltd..................        8,884       549,733(j)
Aegon N.V.....................       11,308       121,907
Aiful Corp....................        2,550       250,107(j)
Allianz AG (Regd.)............          717        72,212
AXA...........................       22,133       447,799
Banca Intesa S.p.A............       90,906       345,490


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Banco Santander Central
   Hispano S.A. (Regd.).......       39,424  $     384,862(j)
Bank of Ireland...............       42,809       576,350
Bank of Nova Scotia...........        1,709        49,897
BNP Paribas...................       15,044       971,602(j)
Credit Agricole S.A...........       15,211       414,870
Credit Suisse Group (Regd.)...       23,418       747,343
ING Groep N.V.................       20,701       522,440
Kookmin Bank..................        5,782       183,026(a)
Manulife Financial Corp.......        5,986       262,040(j)
Mitsubishi Estate Co.
   Ltd. (REIT)................       30,000       313,024(j)
Mitsui Sumitomo
   Insurance Co. Ltd..........       44,000       362,891
Riunione Adriatica di
   Sicurta S.p.A..............       28,034       538,638(j)
Royal Bank of Scotland
   Group PLC..................       29,313       846,571
Sampo Oyj (Series A)..........       27,786       307,141
Skandinaviska Enskilda
   Banken AB (Series A).......       16,227       250,754
Sun Hung Kai Properties
   Ltd. (REIT)................       33,942       319,918
Svenska Handelsbanken.........       24,134       505,540
UniCredito Italiano S.p.A.....       30,190       152,234
                                                9,496,389

HEALTHCARE -- 1.4%

Chugai Pharmaceutical
   Co. Ltd....................       25,800       371,966
GlaxoSmithKline PLC...........       40,461       872,004
Novartis AG (Regd.)...........       15,264       711,432
Roche Holding AG..............        5,239       541,228
Sanofi-Aventis................        5,077       368,249(j)
Schering AG...................        3,742       236,329
Smith & Nephew PLC............       55,974       514,541
Teva Pharmaceutical
   Industries Ltd. ADR........        2,198        57,038
                                                3,672,787

INDUSTRIALS -- 2.3%

ABB Ltd. (Regd.)..............       59,143       360,911
Asahi Glass Co. Ltd...........       55,000       500,522
Brambles Industries PLC.......      164,041       762,137
Daikin Industries Ltd.........       21,000       507,780(j)
Empresa Brasileira de
   Aeronautica S.A. ADR.......       16,636       439,190(j)
Exel PLC......................       22,404       277,301
Falck A/S.....................        2,067        16,870(a)
Group 4 Securicor PLC.........       71,815       148,626(a)
Grupo Ferrovial S.A...........        3,462       154,578(j)
Komatsu Ltd...................      120,000       770,857(j)
Mitsui & Co. Ltd..............       57,000       477,349(j)
Mitsui OSK Lines Ltd..........       84,544       507,041
Sandvik AB....................        4,345       150,101
Siemens AG (Regd.)............        5,516       405,640






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Smiths Group PLC..............       33,645  $    451,746
Toto Ltd......................       23,000       199,710(j)
Wolseley PLC..................       11,380       194,292
                                                6,324,651

INFORMATION TECHNOLOGY -- 1.2%

Canon Inc.....................       11,000       516,989
Hoya Corp.....................        4,400       461,099
Nokia Oyj.....................       16,565       227,957
Nortel Networks Corp..........       85,000       287,464(a)
Samsung Electronics Co. Ltd...        1,700       676,161
Taiwan Semiconductor
   Manufacturing Co. Ltd......      553,598       705,646
Telefonaktiebolaget LM
   Ericsson (Series B)........      163,889       508,762(a)
                                                3,384,078

MATERIALS -- 1.7%

Alcan Inc.....................       11,325       541,395
Aracruz Celulose S.A. ADR.....        6,100       202,032
BASF AG.......................        6,091       358,960
BHP Billiton PLC..............      129,410     1,361,720
China Steel Corp. ADR.........        7,532       152,517(b)
Cia Vale do Rio Doce ADR......       11,997       230,942(a)
Cia Vale do Rio Doce ADR......       20,811       467,623
CRH PLC.......................        1,672        39,663
JFE Holdings Inc..............        3,200        91,167
JSR Corp......................       10,800       174,423
MMC Norilsk Nickel ADR........        2,434       154,559(j)
POSCO.........................        1,494       222,511
POSCO ADR.....................          579        21,915
Rio Tinto PLC. (Regd.)........       17,077       459,199
Stora Enso Oyj (Series R).....        3,671        49,606
                                                4,528,232

TELECOMMUNICATION SERVICES -- 2.7%

America Movil S.A. de
   C.V. ADR (Series L)........        4,963       193,706
Telecom Italia S.p.A..........      188,204       431,268
Telefonica S.A................       55,690       833,462
Telefonica S.A. ADR...........          295        13,272(j)
Vodafone Group PLC............      407,429       975,030
Vodafone Group PLC. ADR.......      209,250     5,045,017
                                                7,491,755

UTILITIES -- 0.5%

E.ON AG.......................        7,470       551,098
Huaneng Power
   International Inc..........      444,000       358,705(j)
National Grid Transco PLC.....        9,479        79,974
Veolia Environnement..........       12,856       369,959(j)
                                                1,359,736

TOTAL FOREIGN EQUITY
   (COST $38,977,274).........                 47,591,075


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
BONDS AND NOTES -- 30.6%

U.S. TREASURIES -- 8.1%

U.S. Treasury Bonds
5.38%       02/15/31..........   $2,020,000 $   2,164,248
7.13%       02/15/23..........       45,000        57,369
7.25%       05/15/16..........      500,000       629,490(h)
8.13%       08/15/19 - 08/15/21   1,520,000     2,097,396(h)
U.S. Treasury Inflation
   Indexed Bonds
2.00%       01/15/14..........    1,696,524     1,737,597(q)
2.38%       01/15/25..........      195,944       204,148(q)
3.88%       01/15/09 - 04/15/29     669,534       781,552(q)
U.S. Treasury Notes
1.88%       01/31/06..........    1,535,000     1,525,913
2.25%       04/30/06..........      145,000       144,581
2.38%       08/15/06 - 08/31/06   3,125,000     3,114,149
2.75%       06/30/06..........       40,000        40,163
3.13%       05/15/07 - 09/15/08   2,815,000     2,835,128
3.38%       09/15/09..........    2,250,000     2,250,180
3.88%       05/15/09..........    1,195,000     1,223,871
4.00%       02/15/14..........    2,521,000     2,500,580
4.25%       11/15/13 - 08/15/14    745,000        752,792
TOTAL U.S. TREASURIES
  (COST $21,724,221) .........                 22,059,157


FEDERAL AGENCIES -- 2.1%

Federal Home Loan Bank
2.38%       02/15/06..........    1,635,000     1,631,033
2.63%       10/16/06..........      810,000       807,082
3.75%       08/18/09..........      325,000       325,129
Federal Home Loan Mortgage Corp.
3.00%       09/29/06..........      800,000       799,570
3.63%       09/15/08..........      970,000       975,531
4.50%       01/15/14..........      500,000       497,670
4.75%       12/08/10..........      545,000       548,897
6.75%       03/15/31..........       95,000       112,873
Federal National Mortgage Assoc.
6.00%       01/18/12..........       35,000        35,400

TOTAL FEDERAL AGENCIES
  (COST $5,681,618). .........                  5,733,185


AGENCY MORTGAGE BACKED -- 8.5%

Federal Home Loan Mortgage Corp.
5.00%       04/01/13..........      127,373       130,364
6.00%       08/01/29 - 05/01/34     372,139       384,733
6.50%       01/01/27 - 08/01/34     331,838       348,038
7.00%       10/01/16 - 07/01/34      80,413        85,205
7.50%       11/01/09 - 09/01/33     117,534       125,722
8.00%       04/01/30 - 11/01/30      15,487        16,875
9.00%       04/01/16 - 06/01/21      17,383        19,435(h)




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.



41
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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Federal National Mortgage Assoc.
5.50%       03/01/14 - 08/01/33  $  490,087  $    506,207
6.00%       07/01/14 - 09/01/34   1,345,098     1,393,398
6.50%       01/01/15 - 10/01/34   1,803,421     1,895,396
7.00%       10/01/16 - 07/01/34     544,359       576,641
7.50%       12/01/09 - 03/01/34     362,717       388,081
8.00%       12/01/11 - 11/01/33     197,014       210,925
8.50%       06/01/30 - 05/01/31      20,125        21,749
9.00%       06/01/09 - 12/01/22     168,246       182,582
5.00%       TBA...............   10,685,000    10,709,415(c)
5.50%       TBA...............    1,845,000     1,869,216(c)
6.00%       TBA...............      625,000       643,945(c)
Government National
  Mortgage Assoc.
6.00%       07/15/33 - 04/15/34      67,983        70,546
6.50%       02/15/24 - 06/15/34     237,436       250,823
7.00%       03/15/12 - 06/15/34     156,078       166,285
8.00%       09/15/29 - 06/15/30       1,484         1,603
8.50%       10/15/17..........      160,688       175,675
9.00%       11/15/16 - 12/15/21     174,714       194,544
5.00%       TBA...............    2,700,000     2,684,812(c)
TOTAL AGENCY MORTGAGE BACKED
  (COST $22,972,021) .........                 23,052,215


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%

Collateralized Mortgage Obligation
   Trust (Class B)
2.42%       11/01/18..........        5,894         5,423(d,f)
Federal Home Loan Mortgage Corp.
4.50%       11/15/13 - 03/15/18     355,440        46,089(g)
5.00%       12/15/13 - 07/15/31   2,191,278       259,055(g)
5.00%       02/15/34 - 04/15/34     165,000       156,452
5.39%       12/15/30..........      748,807        72,775(g,i)
5.50%       04/15/17 - 06/15/33     566,188       103,911(g)
5.66%       05/25/43..........      321,770        30,467(g,i)
6.25%       01/15/23..........        9,881         9,978
6.26%       05/25/43..........      176,138        19,816(g,i)
6.43%       10/15/33..........       85,000        66,563(i)
7.50%       01/15/16..........       41,230        44,326
7.50%       07/15/27..........       43,513         6,794(g)
7.75%       03/15/22..........       28,293        28,867
7.93%       12/15/33..........       55,000        46,713(i)
8.00%       04/15/20..........        2,484         2,535
9.46%       09/25/43..........    1,392,395        16,100 (d,g,i)
Federal Home Loan Mortgage
   Corp. STRIPS
8.00%       02/01/23 - 07/01/24      17,944         3,332(g)
Federal Home Loan
   Mortgage STRIPS
4.89%       08/01/27..........        3,975         3,466(d,f)
Federal National Mortgage Assoc.
1.17%       12/25/42..........      729,873        26,686(g,i)
2.23%       06/25/43..........    1,144,913        63,328(g,i)
4.00%       08/25/17..........      241,928       240,307


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
4.50%       11/25/13 - 11/25/13  $  485,461  $     30,618(g)
4.75%       11/25/14..........       75,000         7,432(g)
5.00%       02/25/11 - 02/25/32     252,116        22,305(g)
5.16%       10/25/29..........      179,815        17,757(g,i)
5.50%       01/25/27..........      145,962        18,793(g)
5.76%       09/25/42 - 09/25/42   1,111,698       121,483(g,i)
5.81%       04/25/17 - 10/25/17     420,204        48,680(g,i)
5.86%       08/25/16..........      142,642        13,753(g,i)
7.50%       07/25/41..........       68,073        73,434
8.00%       07/25/14..........       89,507        95,316
10.52%      09/25/31..........      135,608       138,880(i)
11.48%      05/25/17 - 12/25/17     208,576       221,935(i)
14.78%      03/25/17..........       84,332        95,172(i)
16.28%      04/25/32..........       40,388        45,291(i)
Federal National Mortgage
   Assoc. REMIC
2.00%       06/25/43..........    1,936,809       109,551(g,i)
12.56%      03/25/31..........      212,360       227,822(i)
Federal National Mortgage Assoc.
   REMIC (Class J)
1080.91%    03/25/22..........           37           623(g)
Federal National Mortgage
   Assoc. STRIPS
7.50%       11/01/23 - 01/01/24     188,732        35,522(g)
8.00%       08/01/23 - 07/01/24      38,134         7,045(g)
8.50%       03/01/17 - 07/25/22      14,593         2,757(g)
9.00%       05/25/22..........        6,606         1,422(g)
Federal National Mortgage
   Assoc. (Class B)
5.68%       12/25/22..........        6,608         5,355(d,f)
Federal National Mortgage
   Assoc. REMIC (Class K)
1008.00%     05/25/22.........           23           693(g)
Federal National Mortgage
   Assoc. (Class S)
5.26%       02/25/31..........      214,045        22,207(g,i)
Government National
   Mortgage Assoc.
5.00%       02/16/34..........       65,000        61,633
Vendee Mortgage Trust
4.92%       05/15/33..........      748,673        33,690 d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $3,156,957)..............                2,712,152

ASSET BACKED -- 2.2%

American Express Credit Account
   Master Trust (Class A)
1.69%       01/15/09..........       60,000        58,899
1.74%       09/15/08..........      247,000       247,468(i)
Bank One Issuance Trust
3.59%       05/17/10..........       30,000        30,282
Bank One Issuance Trust (Class A)
1.87%       12/15/10..........      150,000       150,307(i)






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments




------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Bank One Issuance Trust (Class C)
3.76%       08/15/08..........   $  114,000 $     115,133
Bear Stearns Asset Backed
   Securities Inc. (Class A)
2.21%       01/25/34..........      123,634       123,819(i)
BMW Vehicle Owner Trust (Class B)
2.93%       03/25/09..........       49,000        48,895
Capital One Master Trust (Class C)
6.70%       06/15/11..........      100,000       108,150(b)
Capital One Prime Auto
   Receivables Trust (Class A)
1.84%       09/17/07..........      390,000       390,279(i)
Chase Credit Card Master
   Trust (Class A)
1.87%       07/15/10..........      200,000       200,468(i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
2.09%       03/25/32..........       58,994        59,129(i)
Citibank Credit Card Issuance
   Trust (Class A)
1.92%       12/17/07..........      200,000       200,096(i)
Citibank Credit Card Issuance
   Trust (Class B)
2.12%       03/07/08..........      227,000       227,485(i)
Citibank Credit Card Issuance
   Trust (Class C)
4.45%       04/07/10..........       62,000        63,029
Countrywide Asset-Backed
   Certificates
1.94%       11/25/23..........      548,328       548,425(i)
2.10%       05/25/32..........       11,146        11,159(i)
Countrywide Asset-Backed
   Certificates (Class A)
1.86%       07/25/31..........       21,687        21,702(i)
Countrywide Home Equity Loan
   Trust (Class A)
1.99%       07/15/27..........      102,120       102,116(i)
Daimler Chrysler Auto
   Trust (Class B)
2.85%       08/08/10..........       27,000        26,637
Federal National Mortgage Assoc.
3.95%       12/26/31..........       71,000        71,538
Fleet Credit Card Master
   Trust II (Class A)
5.60%       12/15/08..........      400,000       417,670
Fleet Home Equity Loan
   Trust (Class A)
2.06%       01/20/33..........       86,199        86,195(i)
Ford Credit Auto Owner
   Trust (Class B)
4.79%       11/15/06..........      113,000       114,911
Ford Credit Floorplan Master
   Owner Trust (Class A)
1.80%       07/15/09..........    1,500,000     1,500,362(i)
Green Tree Financial Corp.
6.90%       04/15/18..........          821           822


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Mid-State Trust (Class A)
7.54%       07/01/35..........    $  14,999  $     15,425
Peco Energy Transition Trust
6.52%       12/31/10..........       46,000        51,719
Residential Asset Mortgage
   Products Inc. (Class A)
2.08%       03/25/34..........      195,200       195,200(i)
Residential Asset Securities
   Corp. (Class A)
2.09%       07/25/32..........       70,287        70,231(i)
4.16%       07/25/30..........      150,000       151,465(i)
Saxon Asset Securities
   Trust (Class A)
2.02%       12/25/32..........      122,458       122,691(i)
Sears Credit Account Master
   Trust (Class A)
1.89%       08/18/09..........      500,000       500,510(i)
Wells Fargo Home Equity Trust
3.97%       09/25/34..........       41,000        40,897

TOTAL ASSET BACKED
  (COST $6,084,422)...........                  6,073,114


CORPORATE NOTES -- 6.4%

Alberta Energy Co. Ltd.
7.38%       11/01/31..........       25,000        29,422
Allied Waste North America
6.13%       02/15/14..........       30,000        27,975
Allstate Financial Global Funding
5.25%       02/01/07..........       50,000        52,502(b)
American Electric Power Co. Inc.
   (Series D)
5.25%       06/01/15..........      100,000       100,632
American Greetings
6.10%       08/01/28..........       60,000        64,050
American Standard Inc.
7.38%       04/15/05..........       90,000        91,800
7.63%       02/15/10..........       50,000        56,625
Anadarko Petroleum Corp.
5.00%       10/01/12..........       70,000        72,276
Appalachian Power Co. (Series C)
2.30%       06/29/07..........       60,000        60,013(i)
Appalachian Power Co. (Series E)
4.80%       06/15/05..........       90,000        91,221
Appalachian Power Co. (Series G)
3.60%       05/15/08..........       30,000        29,803
AT&T Wireless Services Inc.
7.35%       03/01/06..........       70,000        74,352
8.75%       03/01/31..........      100,000       131,328
Aztar Corp.
7.88%       06/15/14..........       20,000        21,200(b)
Bank of America Corp.
1.87%       02/17/09..........        5,000         5,020(i)
3.88%       01/15/08..........       60,000        60,834
Bank One Corp.
6.50%       02/01/06..........      160,000       167,841




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
BB&T Corp.
4.75%       10/01/12..........   $   45,000  $     45,085
6.38%       06/30/05..........       65,000        66,775(i)
BBVA Bancomer Capital Trust I
10.50%      02/16/11..........      100,000       109,500(b)
BCP Caylux Holdings
   Luxembourg SCA
9.63%       06/15/14..........       30,000        32,400(b)
Belo Corp.
8.00%       11/01/08..........       50,000        57,133
British Telecommunications PLC.
8.38%       12/15/10..........       55,000        66,384(k)
Burlington Northern Santa Fe Corp.
8.13%       04/15/20..........       80,000       100,137
Cablevision Systems Corp.
8.00%       04/15/12..........       40,000        41,800(b)
Campbell Soup Co.
5.50%       03/15/07..........       85,000        89,582
Carolina Power & Light Co.
6.13%       09/15/33..........       40,000        41,863
Cendant Corp.
6.25%       01/15/08..........      130,000       140,281
Charter One Bank Fsb
6.38%       05/15/12..........       50,000        55,070
Chesapeake Energy Corp.
7.50%       06/15/14..........       30,000        32,775
Citigroup Inc.
5.00%       03/06/07..........       70,000        73,091
6.00%       10/31/33..........       75,000        76,034
6.63%       06/15/32..........      125,000       137,100
City National Corp.
5.13%       02/15/13..........       75,000        75,488
CNF Inc.
6.70%       05/01/34..........       75,000        77,560
Comcast Cable Communications
6.38%       01/30/06..........      230,000       240,197
Comcast Cable Communications
   Holdings Inc.
8.38%       03/15/13..........       50,000        60,552
ConAgra Foods Inc.
6.00%       09/15/06..........       80,000        84,276
Consolidated Natural Gas Co.
5.38%       11/01/06..........      170,000       176,976
Consumers Energy Co. (Series L)
5.00%       02/15/12..........       90,000        91,432(b)
Countrywide Home Loans Inc.
5.63%       05/15/07..........       85,000        89,639
COX Communications Inc.
7.75%       11/01/10..........       75,000        84,066
COX Enterprises Inc.
8.00%       02/15/07..........      110,000       118,057(b)
CSX Corp.
5.50%       08/01/13..........       90,000        92,519
CSX Transportation Inc.
9.75%       06/15/20..........        8,000        11,043


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
2.34%       05/24/06..........     $220,000 $     220,814(i)
7.25%       01/18/06..........       45,000        47,496
Delhaize America Inc.
7.38%       04/15/06..........      195,000       206,661
Deutsche Telekom International
   Finance BV
3.88%       07/22/08..........      295,000       296,150
Dex Media Inc.
8.00%       11/15/13..........       30,000        31,500
Dominion Resources Inc. (Series B)
4.13%       02/15/08..........      120,000       121,587
DR Horton Inc.
5.63%       09/15/14..........       30,000        29,850
Duke Capital LLC
4.30%       05/18/06..........       55,000        55,791
4.33%       11/16/06..........       95,000        96,714
6.25%       02/15/13..........       55,000        58,986
Duke Energy Corp.
4.50%       04/01/10..........       55,000        55,914
Echostar DBS Corp.
6.63%       10/01/14..........       60,000        59,625(b)
El Paso Electric Co. (Series D)
8.90%       02/01/06..........       80,000        85,734
Enterprise Products Operating LP
4.00%       10/15/07..........       90,000        90,497(b)
EOP Operating LP (REIT)
7.25%       02/15/18..........      155,000       175,365
7.75%       11/15/07..........      150,000       167,191
European Investment Bank
4.63%       03/01/07..........       20,000        20,795
FedEx Corp.
2.65%       04/01/07..........       90,000        88,630
Ford Motor Co.
7.45%       07/16/31..........       50,000        49,027
Ford Motor Credit Co.
5.63%       10/01/08..........      125,000       129,204
7.38%       02/01/11..........      275,000       299,151
General Mills Inc.
3.88%       11/30/07..........       85,000        85,794
5.13%       02/15/07..........       60,000        62,548
General Motors Acceptance Corp.
2.60%       05/18/06..........      225,000       225,900(i)
6.13%       09/15/06..........       80,000        83,613
6.75%       01/15/06..........      115,000       120,035
6.88%       09/15/11..........      105,000       110,333
7.25%       03/02/11..........       25,000        26,861
General Motors Corp.
7.20%       01/15/11..........       60,000        63,746
Georgia Power Co.
4.88%       07/15/07..........      115,000       119,505
Glencore Funding LLC
6.00%       04/15/14..........       30,000        29,095(b)
Goldman Sachs Group Inc.
6.60%       01/15/12..........       45,000        50,217






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Goodrich Corp.
7.10%       11/15/27..........  $    55,000  $     59,599
Grupo Televisa S.A.
8.00%       09/13/11..........       60,000        68,700
HBOS Capital Funding LP
6.07%       06/30/49..........      100,000       105,726(b,i)
HBOS PLC.
3.13%       01/12/07..........      105,000       104,896(b)
Hertz Corp.
2.90%       08/05/08..........       35,000        35,329(i)
6.35%       06/15/10..........       30,000        31,210
Houghton Mifflin Co.
9.88%       02/01/13..........       45,000        47,250
Household Finance Corp.
3.38%       02/21/06..........       50,000        50,416
6.38%       11/27/12..........       30,000        33,246
6.50%       01/24/06 - 11/15/08     110,000       119,028
6.75%       05/15/11..........      215,000       242,144
HSBC Capital Funding LP
4.61%       12/29/49..........      150,000       144,148(b,i)
9.55%       12/31/49..........       75,000        94,460(b,i,k)
Hudson United Bank
7.00%       05/15/12..........      145,000       161,377
Huntington National Bank
2.75%       10/16/06..........       65,000        64,580
Hydro Quebec
8.25%       04/15/26..........      140,000       191,771
International Paper Co.
6.75%       09/01/11..........      145,000       161,998
Intrawest Corp.
7.50%       10/15/13..........       30,000        31,087(b)
Iron Mountain Inc.
6.63%       01/01/16..........       50,000        48,750
iStar Financial Inc. (REIT)
3.12%       03/12/07..........       80,000        80,640(i)
4.88%       01/15/09..........      130,000       130,264
Jersey Central Power & Light
5.63%       05/01/16..........       50,000        51,956(b)
John Hancock Global Funding II
5.63%       06/27/06..........      115,000       120,041(b)
Kellogg Co. (Series B)
6.60%       04/01/11..........       40,000        44,997
Kerr-McGee Corp.
5.88%       09/15/06..........       60,000        62,752
6.95%       07/01/24..........       90,000        96,125
Keycorp
4.63%       05/16/05..........      110,000       111,376
KFW International Finance
4.75%       01/24/07..........      345,000       358,671
Kinder Morgan Inc.
6.50%       09/01/12..........       90,000        98,909
Liberty Media Corp.
3.38%       09/17/06..........      330,000       334,752(i)
Lockheed Martin Corp.
8.50%       12/01/29..........       90,000       119,164


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Lyondell Chemical Co.
10.50%      06/01/13.......... $     30,000  $     34,650
Marsh & McLennan Cos. Inc.
1.74%       07/13/07..........    1,000,000       999,569(i)
Metropolitan Life Global Funding I
4.75%       06/20/07..........       50,000        51,816(b)
Midamerican Energy
   Holdings Co.
3.50%       05/15/08..........       60,000        59,029
Midwest Generation
   LLC (Series B)
8.56%       01/02/16..........       30,000        31,500
Mohegan Tribal
   Gaming Authority
7.13%       08/15/14..........       30,000        31,425(b)
Morgan Stanley
4.25%       05/15/10..........       10,000        10,018
Motorola Inc.
4.61%       11/16/07..........       55,000        56,509
National Rural Utilities
   Cooperative Finance Corp.
6.00%       05/15/06..........       20,000        20,972
NB Capital Trust IV
8.25%       04/15/27..........      195,000       220,742
Noble Energy Inc.
8.00%       04/01/27..........       85,000       104,147
Nordic Investment Bank
2.75%       01/11/06..........       40,000        40,120
Norfolk Southern Corp.
6.00%       04/30/08..........       55,000        59,285
Norfolk Southern Railway Co.
9.75%       06/15/20..........       12,000        16,565
Northeast Utilities (Series B)
3.30%       06/01/08..........       35,000        34,150
Northrop Grumman Corp.
4.08%       11/16/06..........       40,000        40,636
Ocean Energy Inc.
4.38%       10/01/07..........       50,000        51,023
Ohio Power Co. (Series E)
6.60%       02/15/33..........       35,000        38,148
Omnicare Inc.
6.13%       06/01/13..........       10,000        10,050
Oncor Electric Delivery Co.
6.38%       05/01/12..........      105,000       116,167
Pacific Gas & Electric Co.
2.30%       04/03/06..........      250,000       250,750(i)
PanAmSat Corp.
9.00%       08/15/14..........       60,000        62,400(b)
Pemex Finance Ltd.
9.03%       02/15/11..........       65,000        75,835
9.69%       08/15/09..........      170,000       193,151
Pemex Project Funding
   Master Trust
7.38%       12/15/14..........       45,000        49,050
8.63%       02/01/22..........       60,000        68,400





See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Pepco Holdings Inc.
5.50%       08/15/07..........   $   80,000  $     83,911
Petrobras International
   Finance Co.
7.75%       09/15/14..........       30,000        29,700
Petro-Canada
5.35%       07/15/33..........       30,000        27,189
Petroleos Mexicanos
9.50%       09/15/27..........      160,000       196,400
Pioneer Natural Resources Co.
6.50%       01/15/08..........      105,000       114,008
Principal Life Global Funding I
5.25%       01/15/13..........       90,000        92,428(b)
Procter & Gamble - ESOP (Series A)
9.36%       01/01/21..........      110,000       148,863
Prudential Financial Inc.
4.10%       11/15/06..........       80,000        81,331
PSI Energy Inc.
6.65%       06/15/06..........       75,000        79,092
Public Service Co.
   of New Mexico
4.40%       09/15/08..........       80,000        80,916
Puget Sound Energy Inc.
3.36%       06/01/08..........       35,000        34,440
Quest Diagnostics
6.75%       07/12/06..........       70,000        74,165
RBS Capital Trust I
5.51%       09/29/49..........       90,000        91,317(i)
Royal Bank of Scotland
   Group PLC.
9.12%       03/31/49..........       35,000        43,028
Safeco Corp.
4.20%       02/01/08..........       35,000        35,618
Saks Inc.
7.00%       12/01/13..........       30,000        30,600
Shurgard Storage
   Centers Inc.
5.88%       03/15/13..........       20,000        20,529
Simon Property Group LP
4.88%       08/15/10..........       15,000        15,200(b)
Sinclair Broadcast Group Inc.
8.00%       03/15/12..........       30,000        31,125
Southern California Edison Co.
8.00%       02/15/07..........       50,000        55,366
Southwest Airlines Co.
5.25%       10/01/14..........       30,000        29,926
Sprint Capital Corp.
4.78%       08/17/06..........       90,000        92,526
6.13%       11/15/08..........      140,000       151,345
7.63%       01/30/11..........       60,000        69,503
8.38%       03/15/12..........       55,000        66,618
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08..........      200,000       200,790
8.25%       01/26/06..........      185,000       197,040
TELUS Corp.
7.50%       06/01/07..........      135,000       148,267


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Textron Inc.
4.50%       08/01/10..........    $  35,000  $     35,570
Time Warner Inc.
6.88%       05/01/12..........       10,000        11,163
7.75%       06/15/05..........       60,000        61,888
Tyco International Group S.A.
5.80%       08/01/06..........      110,000       115,251
6.75%       02/15/11..........       30,000        33,734
Tyson Foods Inc.
7.25%       10/01/06..........      220,000       235,820
UBS Preferred Funding Trust I
8.62%       10/29/49..........       55,000        66,893(i)
Union Pacific Corp.
6.65%       01/15/11..........       40,000        44,506
Union Planters Bank NA
5.13%       06/15/07..........       30,000        31,405
Unisys Corp.
8.13%       06/01/06..........       45,000        47,981
US Bank National Assoc.
2.85%       11/15/06..........       60,000        59,805
Valero Energy Corp.
6.88%       04/15/12..........       35,000        39,263
7.50%       04/15/32..........       25,000        29,303
Verizon Global Funding Corp.
7.75%       12/01/30 - 06/15/32     165,000       197,750
Verizon Pennsylvania Inc.
   (Series A)
5.65%       11/15/11..........      170,000       179,130
VF Corp.
6.00%       10/15/33..........       70,000        70,577
Wachovia Corp.
5.25%       08/01/14..........      160,000       163,545
Walt Disney Co.
6.75%       03/30/06..........       50,000        52,787
Warner Music Group
7.38%       04/15/14..........       20,000        20,700(b)
Washington Mutual Inc.
5.63%       01/15/07..........       30,000        31,599
Wells Fargo & Co.
5.25%       12/01/07..........       30,000        31,652
Westar Energy Inc.
9.75%       05/01/07..........      145,000       165,183
Weyerhaeuser Co.
6.00%       08/01/06..........      145,000       152,620
6.13%       03/15/07..........       90,000        95,950
6.75%       03/15/12..........       30,000        33,647
Wisconsin Energy Corp.
5.88%       04/01/06..........       39,000        40,692

TOTAL CORPORATE NOTES
   (COST $17,081,921) ........                 17,369,162


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%
Bear Stearns Commercial
   Mortgage Securities
4.17%       01/12/41..........       50,000        50,638
5.20%       01/12/41..........      139,000       143,858(i)






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Bear Stearns Commercial
   Mortgage Securities (Class A)
3.88%       08/13/39..........   $  158,000  $    157,265
4.68%       08/13/39..........      143,000       143,304
6.02%       02/14/31..........      150,000       162,328
Bear Stearns Commercial
   Mortgage Securities (Class B)
6.20%       02/14/31..........       25,000        27,320
CalSTRS Trust
4.13%       11/20/12..........      167,000       169,829(b)
Citicorp Mortgage
   Securities Inc. (Class B)
6.13%       08/25/32 - 08/25/32     100,482       100,605(i)
Crusade Global Trust (Class A)
2.10%       09/18/34..........       76,253        76,136(i)
DLJ Commercial Mortgage Corp.
6.24%       11/12/31..........      400,000       434,720
First Union-Lehman Brothers-
   Bank of America (Class A)
6.56%       11/18/35..........       50,000        54,452
GMAC Commercial Mortgage
   Securities Inc. (Class A)
6.42%       05/15/35..........      550,000       599,546
GS Mortgage Securities Corp. II
2.04%       11/15/15..........      300,000       300,196(b,i)
Impac CMB Trust (Class A)
2.05%       11/25/32..........       93,490        93,638(i)
2.22%       12/25/33..........      356,237       356,102(i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
1.38%       01/12/39..........    1,365,000        72,623(b,g,i)
6.47%       11/15/35..........       71,000        79,445
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
4.92%       10/15/37..........       98,000        99,580(i)
LB-UBS Commercial
   Mortgage Trust
3.57%       03/15/34..........      522,000        11,541(b,d,g,i)
4.06%       09/15/27..........      158,000       158,721(i)
4.53%       01/15/36..........      586,712        45,791(b,d,g)
6.17%       04/15/37..........    1,128,855        23,283(b,d,g,i)
7.34%       09/15/37..........    1,163,963        19,278(b,d,g,i)
7.46%       03/15/36..........    1,458,280        40,103(b,d,g,i)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%       07/14/16..........       28,000        31,474(b)
Master Alternative Loans Trust
5.00%       08/25/18..........      113,368        13,321(g)
6.50%       08/25/34..........      241,044       252,193
Morgan Stanley Capital I
5.11%       06/15/40..........      200,000       204,877(i)
Morgan Stanley Capital I
   (Class A)
4.66%       09/13/45..........      350,000       348,768
7.11%       04/15/33..........      119,000       134,358


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Morgan Stanley Capital I
   (Class D)
7.09%       07/15/30..........    $  50,000  $     56,448(i)
Morgan Stanley Dean Witter
   Capital I
1.02%       10/15/35..........      886,000        19,351(b,g,i)
1.06%       04/15/34..........      567,000        13,576(b,g,i)
7.20%       10/15/33..........       25,000        28,604
Morgan Stanley Dean Witter
   Capital I (Class A)
6.39%       10/15/35..........       91,000       101,642
6.54%       02/15/31..........      100,000       109,080
Nomura Asset Securities
   Corp. (Class A)
6.59%       03/15/30..........      246,000       269,522
Puma Finance Ltd. (Class A)
1.78%       10/11/34..........      119,219       119,374(i)
2.11%       03/25/34..........      210,499       210,812(i)
Structured Asset Securities Corp.
1.98%       02/25/28..........      167,803         9,649(g,i)
Wachovia Bank Commercial
   Mortgage Trust
2.18%       03/15/15..........      120,000       120,171(b,i)
2.28%       03/15/15..........      100,000       100,498(b,i)
2.66%       03/15/15..........      100,000       100,858(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $5,685,154)..........                  5,664,878

SOVEREIGN BONDS -- 0.2%

Government of Bahamas
6.63%       05/15/33..........       45,000        50,280(b)
Mexico Government
   International Bond
6.75%       09/27/34..........      125,000       120,375
Ontario Electricity
   Financial Corp.
7.45%       03/31/13..........       35,000        42,580
Province of British Columbia
4.63%       10/03/06..........       95,000        98,211
Province of Manitoba Canada
4.25%       11/20/06..........       90,000        92,442
Province of New Brunswick
3.50%       10/23/07..........       90,000        90,783
Province of Ontario
3.50%       09/17/07..........       95,000        95,801
5.13%       07/17/12..........       15,000        15,861

TOTAL SOVEREIGN BONDS
   (COST $596,350)...........                     606,333

TOTAL BONDS AND NOTES
   (COST $82,982,684)........                  83,270,196




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments




----------------------------------------------------------
                                    NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.9%
----------------------------------------------------------
Financial Select Sector
   SPDR Fund..................       36,135  $  1,028,402(j)
Industrial Select Sector
   SPDR Fund..................      145,266     4,119,744(j)
SPDR Trust Series 1...........          690        77,114(j)

TOTAL EXCHANGE TRADED FUNDS
  (COST $4,895,145)...........                  5,225,260

----------------------------------------------------------
PREFERRED STOCK -- 0.1%
----------------------------------------------------------
Henkel KGaA...................          986        72,460(j)
Zurich Regcaps
   Funding Trust 1............          120       123,600(b,i)

TOTAL PREFERRED STOCK
  (COST $183,329).............                    196,060

----------------------------------------------------------
PURCHASED OPTIONS -- 0.0%*
----------------------------------------------------------
Eurodollar Futures............       75,000           188
U S Treasury Notes Futures....       32,000        11,500

TOTAL PURCHASED OPTIONS
   (COST $18,717).............                     11,688

TOTAL INVESTMENT IN SECURITIES
   (COST $256,286,816)........                275,296,575

----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.7%
----------------------------------------------------------
GEI Short-Term
   Investment Fund............   13,028,077    13,028,077(l)
State Street Navigator Securities
   Lending Prime Portfolio....   18,775,285    18,775,285(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $31,803,362) ........                 31,803,362

LIABILITIES IN EXCESS OF OTHER ASSETS,
  NET-- (13.0)%...............                (35,469,137)
                                             -------------
NET ASSETS-- 100% ............               $271,630,800
                                             =============

* Less than 0.01%


----------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------
The Strategic Investment Fund had the following written option contracts open at September 30, 2004:

                           EXPIRATION DATE/       NUMBER OF
CALL OPTIONS                 STRIKE PRICE         CONTRACTS        VALUE
--------------------------------------------------------------------------
U.S. Treasury
    Notes Futures
   (Written Option
    Premium $9,388)       October 2004/111.50         32          $(6,000)

                           EXPIRATION DATE/       NUMBER OF
PUT OPTIONS                  STRIKE PRICE         CONTRACTS        VALUE
--------------------------------------------------------------------------
U.S. Treasury
    Notes Futures
   (Written Option
   Premium $5,888)       October 2004/109.50          32          $(3,000)
                                                                  --------
                                                                  $(9,000)
                                                                  ========

The Strategic Investment Fund had the following long futures contracts open at September 30, 2004:

                             NUMBER   CURRENT
                EXPIRATION     OF     NOTIONAL   UNREALIZED
DESCRIPTION        DATE     CONTRACTS   VALUE   APPRECIATION
--------------------------------------------------------------
U.S. Treasury
   Notes - 5 Yrs.
   Futures     December 2004   40    $4,430,000    $39,234


The Strategic Investment Fund had the following short futures contracts open at September 30, 2004:

                             NUMBER   CURRENT
                EXPIRATION     OF     NOTIONAL   UNREALIZED
DESCRIPTION        DATE     CONTRACTS   VALUE   APPRECIATION
--------------------------------------------------------------
S&P 500 Index
   Futures     December 2004    8   $(2,229,800)  $(1,151)
                                                  --------
                                                  $38,083
                                                  ========



See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Government Securities Fund
--------------------------------------------------------------------------------
                                                                             Q&A



WILLIAM M. HEALEY IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF GE GOVERNMENT SECURITIES FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.


Q. HOW DID THE GE GOVERNMENT SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Government Securities Fund gained 1.60% for Class A shares, 0.74% for Class B shares, and 0.85% for Class C shares. The Lehman Brothers Government Bond Index, the Fund's benchmark, returned 2.52% for the same period. The average return for the 94 Intermediate U.S. Government funds tracked by Lipper was 1.84%.


Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. Fund performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative return as interest rates declined. Yield curve positioning taking advantage of a flattening yield curve added to the Fund's relative return.

PICTURED TO THE RIGHT: WILLIAM M. HEALEY

[PHOTO OF WILLIAM M. HEALEY]

GE Government Securities Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                             995.81                             4.62
     Class B                         1,000.00                             991.12                             8.27
     Class C                         1,000.00                             992.27                             8.29
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,020.10                             4.75
     Class B                         1,000.00                           1,016.42                             8.51
     Class C                         1,000.00                           1,016.42                             8.52
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.94% FOR CLASS A, 1.69% FOR CLASS B, AND 1.69% FOR CLASS C, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: (0.42)% FOR CLASS A SHARES, (0.89)% FOR CLASS B SHARES, AND (0.77)% FOR CLASS C SHARES.

GE Government Securities Fund
--------------------------------------------------------------------------------



FIVE YEAR TREASURY NOTE YIELD HISTORY 10/1/03 -- 9/30/04

      [LINE GRAPH]
Date            Yield
10/1/03         3.07%
10/2/03         3.14%
10/3/03         3.37%
10/6/03         3.33%
10/7/03         3.42%
10/8/03         3.38%
10/9/03         3.42%
10/10/03        3.38%
10/13/03        3.38%
10/14/03        3.47%
10/15/03        3.55%
10/16/03        3.65%
10/17/03        3.57%
10/20/03        3.56%
10/21/03        3.53%
10/22/03        3.42%
10/23/03        3.48%
10/24/03        3.39%
10/27/03        3.42%
10/28/03        3.33%
10/29/03        3.45%
10/30/03        3.53%
10/31/03        3.48%
11/3/03         3.53%
11/4/03         3.49%
11/5/03         3.57%
11/6/03         3.62%
11/7/03         3.66%
11/10/03        3.68%
11/11/03        3.68%
11/12/03        3.63%
11/13/03        3.47%
11/14/03        3.38%
11/17/03        3.34%
11/18/03        3.30%
11/19/03        3.40%
11/20/03        3.31%
11/21/03        3.33%
11/24/03        3.42%
11/25/03        3.36%
11/26/03        3.44%
11/27/03        3.44%
11/28/03        3.53%
12/1/03         3.61%
12/2/03         3.60%
12/3/03         3.62%
12/4/03         3.58%
12/5/03         3.41%
12/8/03         3.45%
12/9/03         3.54%
12/10/03        3.48%
12/11/03        3.37%
12/12/03        3.38%
12/15/03        3.40%
12/16/03        3.35%
12/17/03        3.34%
12/18/03        3.30%
12/19/03        3.31%
12/22/03        3.34%
12/23/03        3.43%
12/24/03        3.34%
12/25/03        3.34%
12/26/03        3.30%
12/29/03        3.38%
12/30/03        3.38%
12/31/03        3.37%
1/1/04          3.37%
1/2/04          3.51%
1/5/04          3.51%
1/6/04          3.40%
1/7/04          3.38%
1/8/04          3.39%
1/9/04          3.18%
1/12/04         3.18%
1/13/04         3.08%
1/14/04         3.10%
1/15/04         3.10%
1/16/04         3.11%
1/19/04         3.17%
1/20/04         3.18%
1/21/04         3.14%
1/22/04         3.09%
1/23/04         3.21%
1/26/04         3.26%
1/27/04         3.19%
1/28/04         3.36%
1/29/04         3.33%
1/30/04         3.29%
2/2/04          3.30%
2/3/04          3.24%
2/4/04          3.26%
2/5/04          3.33%
2/6/04          3.23%
2/9/04          3.20%
2/10/04         3.26%
2/11/04         3.15%
2/12/04         3.15%
2/13/04         3.12%
2/16/04         3.12%
2/17/04         3.11%
2/18/04         3.13%
2/19/04         3.11%
2/20/04         3.19%
2/23/04         3.12%
2/24/04         3.10%
2/25/04         3.08%
2/26/04         3.10%
2/27/04         3.05%
3/1/04          3.07%
3/2/04          3.13%
3/3/04          3.14%
3/4/04          3.10%
3/5/04          2.92%
3/8/04          2.82%
3/9/04          2.78%
3/10/04         2.79%
3/11/04         2.73%
3/12/04         2.83%
3/15/04         2.83%
3/16/04         2.75%
3/17/04         2.78%
3/18/04         2.83%
3/19/04         2.84%
3/22/04         2.78%
3/23/04         2.76%
3/24/04         2.78%
3/25/04         2.79%
3/26/04         2.89%
3/29/04         2.95%
3/30/04         2.96%
3/31/04         2.88%
4/1/04          2.94%
4/2/04          2.24%
4/5/04          3.30%
4/6/04          3.23%
4/7/04          3.24%
4/8/04          3.29%
4/9/04          3.29%
4/12/04         3.33%
4/13/04         3.45%
4/14/04         3.49%
4/15/04         3.52%
4/16/04         3.45%
4/19/04         3.50%
4/20/04         3.60%
4/21/04         3.59%
4/22/04         3.55%
4/23/04         3.66%
4/26/04         3.64%
4/27/04         3.57%
4/28/04         3.71%
4/29/04         3.74%
4/30/04         3.71%
5/3/04          3.70%
5/4/04          3.76%
5/5/04          3.77%
5/6/04          3.80%
5/7/04          4.03%
5/10/04         4.02%
5/11/04         3.99%
5/12/04         4.02%
5/13/04         4.08%
5/14/04         3.97%
5/17/04         3.88%
5/18/04         3.93%
5/19/04         3.98%
5/20/04         3.91%
5/21/04         3.97%
5/24/04         3.95%
5/25/04         3.95%
5/26/04         3.86%
5/27/04         3.80%
5/28/04         3.86%
5/31/04         3.86%
6/1/04          3.91%
6/2/04          3.97%
6/3/04          3.94%
6/4/04          4.01%
6/7/04          3.98%
6/8/04          4.00%
6/9/04          4.05%
6/10/04         4.06%
6/11/04         4.06%
6/14/04         4.14%
6/15/04         3.94%
6/16/04         3.98%
6/17/04         3.95%
6/18/04         3.98%
6/21/04         3.94%
6/22/04         3.97%
6/23/04         3.94%
6/24/04         3.89%
6/25/04         3.88%
6/28/04         3.99%
6/29/04         3.93%
6/30/04         3.81%
7/1/04          3.78%
7/2/04          3.65%
7/5/04          3.65%
7/6/04          3.68%
7/7/04          3.69%
7/8/04          3.66%
7/9/04          3.65%
7/12/04         3.64%
7/13/04         3.67%
7/14/04         3.70%
7/15/04         3.71%
7/16/04         3.57%
7/19/04         3.58%
7/20/04         3.69%
7/21/04         3.72%
7/22/04         3.70%
7/23/04         3.69%
7/26/04         3.76%
7/27/04         3.87%
7/28/04         3.82%
7/29/04         3.81%
7/30/04         3.71%
8/2/04          3.69%
8/3/04          3.66%
8/4/04          3.66%
8/5/04          3.63%
8/6/04          3.41%
8/9/04          3.46%
8/10/04         3.52%
8/11/04         3.49%
8/12/04         3.47%
8/13/04         3.43%
8/16/04         3.45%
8/17/04         3.38%
8/18/04         3.43%
8/19/04         3.39%
8/20/04         3.42%
8/23/04         3.47%
8/24/04         3.46%
8/25/04         3.46%
8/26/04         3.41%
8/27/04         3.43%
8/30/04         3.38%
8/31/04         3.31%
9/1/04          3.30%
9/2/04          3.39%
9/3/04          3.50%
9/6/04          3.50%
9/7/04          3.45%
9/8/04          3.36%
9/9/04          3.38%
9/10/04         3.37%
9/13/04         3.35%
9/14/04         3.31%
9/15/04         3.35%
9/16/04         3.26%
9/17/04         3.31%
9/20/04         3.25%
9/21/04         3.26%
9/22/04         3.23%
9/23/04         3.28%
9/24/04         3.30%
9/27/04         3.25%
9/28/04         3.25%
9/29/04         3.34%
9/30/04         3.36%


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of current income consistent with safety of principal by investing at least 80% of its net assets in U.S. Government securities under normal market conditions.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Intermediate U.S. Government Peer Group
Based on average annual total
returns for the periods ended 9/30/04

                   ONE    FIVE    TEN
                   YEAR   YEAR    YEAR
                  ------ ------  -------
Number of
Funds in
peer group:         94     78      40
----------------------------------------
Peer group
average annual
total return:     1.84%  6.03%   6.44%
----------------------------------------
Lipper categories in peer group:
Intermediate U.S. Government


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                CLASS A SHARES++
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

                 GE GOVERNMENT SECURITIES FUND        GE GOVERNMENT SECURITIES FUND W/LOAD       LB GOVERNMENT
9/94             $10,000.00                           $ 9,575.00                                 $10,000.00
9/95              10,984.30                            10,517.47                                  11,356.84
9/96              11,396.23                            10,911.89                                  11,858.86
9/97              12,471.17                            11,941.15                                  12,943.82
9/98              13,919.20                            13,327.63                                  14,704.67
9/99              13,639.26                            13,059.59                                  14,452.50
9/00              14,522.95                            13,905.72                                  15,490.10
9/01              16,303.81                            15,610.90                                  17,543.98
9/02              17,833.04                            17,075.13                                  19,304.69
9/03              18,359.49                            17,579.21                                  19,989.84
9/04              18,653.48                            17,860.71                                  20,494.50


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                           ONE    FIVE   TEN
                           YEAR   YEAR   YEAR
                          ------  -----  -----
GE Government
   Securities              1.60%  6.46%  6.43%
GE Government
   Securities W/LOAD      -2.77%  5.54%  5.97%
   MAXIMUM LOAD OF 4.25%
LB Government              2.52%  7.24%  7.44%

--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

                 GE GOVERNMENT SECURITIES FUND        GE GOVERNMENT SECURITIES FUND W/LOAD         LB GOVERNMENT
9/94             $10,000.00                           $10,000.00                                   $10,000.00
9/95              10,939.47                            10,939.47                                    11,356.84
9/96              11,250.07                            11,250.07                                    11,858.86
9/97              12,229.99                            12,229.99                                    12,943.82
9/98              13,573.56                            13,573.56                                    14,704.67
9/99              13,244.84                            13,244.84                                    14,452.50
9/00              13,981.50                            13,981.50                                    15,490.10
9/01              15,604.14                            15,604.14                                    17,543.98
9/02              16,915.71                            16,915.71                                    19,304.69
9/03              17,306.05                            17,306.05                                    19,989.84
9/04              17,433.72                            17,433.72                                    20,494.50

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                           ONE    FIVE   TEN
                           YEAR   YEAR   YEAR
                          ------  -----  -----
GE Government
   Securities              0.74%  5.65%  5.87%
GE Government
   Securities W/LOAD      -2.22%  5.65%  5.87%
   MAXIMUM LOAD            3.00%  0.00%  0.00%
LB Government              2.52%  7.24%  7.44%

--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------
                                   [LINE GRAPH]

                 GE GOVERNMENT SECURITIES FUND        GE GOVERNMENT SECURITIES FUND W/LOAD       LB GOVERNMENT
9/30/99          $10,000.00                           $10,000.00                                 $10,000.00
3/00              10,273.14                            10,273.14                                  10,269.80
9/00              10,607.84                            10,607.84                                  10,717.94
3/01              11,334.59                            11,334.59                                  11,536.00
9/01              11,851.16                            11,851.16                                  12,139.06
3/02              11,666.38                            11,666.38                                  11,990.68
9/02              12,844.71                            12,844.71                                  13,357.34
3/03              13,021.27                            13,021.27                                  13,598.03
9/03              13,126.31                            13,126.31                                  13,831.41
3/04              13,341.45                            13,341.45                                  14,175.21
9/04              13,238.36                            13,238.36                                  14,180.60

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                       ONE     THREE    SINCE
                       YEAR    YEAR   INCEPTION
                      ------   -----  ---------
GE Government
   Securities          0.85%   3.76%    5.77%
GE Government
   Securities W/LOAD  -0.13%   3.76%    5.77%
   MAXIMUM LOAD        1.00%   0.00%    0.00%
LB Government          2.52%   5.32%    7.24%


AN INVESTMENT IN THE GE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
September 30, 2004

Schedule of Investments

--------------------------------------------------------------------------------
                          GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $226,761 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

            [PIE CHART]
U.S. Treasuries          47.0%
Federal Agencies         25.4%
Short Term & Other       22.5%
Mortgage Backed           3.9%
Corporate Notes           1.2%



------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
BONDS AND NOTES -- 110.2%
------------------------------------------------------------

U.S. TREASURIES -- 60.8%

U.S. Treasury Bonds
5.38%       02/15/31.......... $  9,030,000  $  9,674,831(j)
7.13%       02/15/23..........    8,000,000    10,198,880(j)
7.25%       05/15/16..........    1,245,000     1,567,430(h)
8.13%       08/15/19 - 08/15/21   6,750,000     9,248,683(h)
U.S. Treasury Inflation
Indexed Bonds
2.00%       01/15/14..........    4,664,159     4,777,079(q)
2.38%       01/15/25..........      753,630       785,184(q)
3.88%       01/15/19 - 04/15/29   1,408,337     1,643,403(q)
U.S. Treasury Notes
1.50%       03/31/06..........    8,545,000     8,433,488
1.88%       01/31/06..........    3,500,000     3,479,280
2.25%       04/30/06..........       20,000        19,942
2.38%       08/15/06..........    8,120,000     8,093,204
2.75%       06/30/06..........    1,250,000     1,255,087(j)
3.13%       05/15/07..........    4,335,000     4,371,587
3.13%       09/15/08..........   11,675,000    11,664,843(j)
3.88%       05/15/09..........   17,065,000    17,477,290(j)
4.00%       02/15/14..........    9,595,000     9,517,281(j)
4.25%       08/15/14..........      500,000       505,155(j)
5.00%       08/15/11..........       10,000        10,748
6.00%       08/15/09..........    3,500,000     3,913,140


TOTAL U.S. TREASURIES
   (COST $104,609,235)........                  106,636,535


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
FEDERAL AGENCIES -- 32.8%
Federal Home Loan Bank
2.38%       02/15/06..........   $6,815,000  $  6,798,464
2.63%       10/16/06..........    2,750,000     2,740,092
3.75%       08/18/09..........      500,000       500,198
Federal Home Loan Mortgage Corp.
2.88%       05/15/07..........    6,800,000     6,771,027(j)
3.00%       09/29/06..........    2,700,000     2,698,550
3.63%       09/15/08..........   10,025,000    10,082,161(j)
4.50%       01/15/14..........    6,035,000     6,006,876
4.63%       07/18/07..........   12,030,000    12,251,581
6.75%       03/15/31..........    3,300,000     3,920,853
Federal National Mortgage Assoc.
6.00%       01/18/12..........      555,000       561,341
7.00%       07/15/05..........    5,025,000     5,209,619
TOTAL FEDERAL AGENCIES
   (COST $56,785,084)                          57,540,762

AGENCY MORTGAGE BACKED -- 1.8%

Federal Home Loan Mortgage Corp.
6.50%       04/01/31..........        8,500         8,913
7.00%       12/01/26 - 02/01/26      15,798        16,739
7.50%       02/01/07 - 04/01/12     921,200       979,687
9.00%       12/01/14..........      196,212       218,629
Federal National Mortgage Assoc.
7.00%       02/01/30..........       33,020        34,970
7.50%       12/01/23..........      185,464       200,500
9.00%       06/01/09 - 07/01/21      65,005        70,349
5.00%       TBA...............    1,000,000     1,015,625(c)
Government National
   Mortgage Assoc.
8.50%       05/15/21 - 03/15/23     101,551       112,404
9.00%       05/15/13 - 07/15/16     470,310       523,561


TOTAL AGENCY MORTGAGE BACKED
   (COST $3,080,471)..........                  3,181,377

ASSET BACKED -- 9.9%

Accredited Mortgage Loan
   Trust (Class A)
2.14%       07/25/34..........      974,770       974,769(i)
American Express Credit Account
   Master Trust (Class A)
1.80%       02/15/08..........    3,180,000     3,181,155(i,p)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
2.21%       01/25/34..........       51,514        51,591(i,p)
Carco Auto Loan Master Trust
1.83%       11/15/06..........    4,600,000     4,600,313(i,p)




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Discover Card Master Trust I
   (Class A)
1.94%       09/18/07..........   $1,000,000  $  1,000,792(i,p)
First USA Credit Card Master
   Trust (Class A)
1.94%       05/17/10..........    1,000,000     1,003,477(i,p)
GMAC Mortgage Corp. Loan
   Trust (Class A)
1.92%       06/25/34..........      500,000       500,099(i,p)
MBNA Master Credit Card Trust
   USA (Class A)
1.73%       12/17/07..........    1,550,000     1,551,321(i,p)
Option One Mortgage Loan Trust
2.26%       02/25/33..........    2,304,109     2,311,819(i,p)
Residential Asset Mortgage
   Products Inc.
2.14%       01/25/34..........      817,110       817,109(i,p)
2.17%       12/25/33..........      432,211       433,638(i,p)
Residential Asset Mortgage
   Products Inc. (Class A)
1.95%       12/25/22..........      928,673       928,673(i,p)

TOTAL ASSET BACKED
  (COST $17,356,970) .........                 17,354,756


CORPORATE NOTES -- 1.6%

CIT Group Inc.
1.92%       11/04/05
   (COST $2,804,164)..........    2,800,000     2,804,609(i,p)


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%

Crusade Global Trust (Class A)
2.10%       09/18/34..........    1,226,681     1,224,800(i,p)
GS Mortgage Securities Corp. II
2.04%       11/15/15..........      250,000       250,163(b,i,p)
Impac CMB Trust (Class A)
2.22%       12/25/33..........      700,821       700,555(i,p)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
1.77%       10/15/17..........    1,000,000       999,966(b,i,p)
Morgan Stanley Dean Witter
   Capital I (Class A)
6.54%       02/15/31..........      500,000       545,401
Residential Accredit Loans Inc.
   (Class A)
2.14%       03/25/34..........    1,407,359     1,404,180(i,p)
Thornburg Mortgage Securities
   Trust (Class A)
2.18%       04/25/43..........      579,968       582,060(i,p)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $5,669,429)..........                  5,707,125


----------------------------------------------------------
                                    NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
PURCHASED OPTIONS -- 0.0%*
----------------------------------------------------------
Eurodollar Futures............      225,000  $        563
U S Treasury Notes Futures....       80,000        28,750

TOTAL PURCHASED OPTIONS
  (COST $47,595)..............                     29,313

TOTAL INVESTMENTS IN SECURITIES
   (COST $190,352,948)........                193,254,477


----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 19.1%
----------------------------------------------------------

U.S. AGENCIES -- 18.4%

Federal Home Loan Bank
   Consumer Discount Notes
1.65%       10/01/04..........   32,350,000    32,350,000(d,p)

TIME DEPOSITS -- 0.7%

State Street Corp.
1.81%       10/01/04..........    1,156,328     1,156,328(e)

TOTAL SHORT-TERM INVESTMENTS
  (COST $33,506,328) .........                 33,506,328


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (29.3)%................                (51,451,302)
                                             -------------
NET ASSETS-- 100% ............               $175,309,503
                                             =============


----------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------
The Government Securities Fund had the following written option contracts open at September 30, 2004:

                       EXPIRATION DATE/    NUMBER OF
CALL OPTIONS             STRIKE PRICE      CONTRACTS    VALUE
---------------------------------------------------------------
U.S. Treasury
    Notes Futures
   (Written Option
    Premium $23,470)  October 2004/111.50     80     $(15,000)

                       EXPIRATION DATE/    NUMBER OF
PUT OPTIONS              STRIKE PRICE      CONTRACTS    VALUE
---------------------------------------------------------------
U.S. Treasury
    Notes Futures
   (Written Option
    Premium $14,720)  October 2004/109.50     80    $  (7,500)
                                                    ----------
                                                    $ (22,500)
                                                    ==========



See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



---------------------------------------------------------------
The Government Securities Fund had the following long futures contracts open at September 30, 2004:

                                NUMBER   CURRENT
                   EXPIRATION     OF     NOTIONAL   UNREALIZED
DESCRIPTION           DATE     CONTRACTS   VALUE   APPRECIATION
---------------------------------------------------------------
U.S. Treasury
  Notes - 5 Yrs.  December 2004    80   $8,860,000   $80,215


The Government Securities Fund had the following short futures contracts open at September 30, 2004:

                                NUMBER   CURRENT
                   EXPIRATION     OF     NOTIONAL   UNREALIZED
DESCRIPTION           DATE     CONTRACTS   VALUE   DEPRECIATION
---------------------------------------------------------------
U.S. Treasury
  Notes - 10 Yrs. December 2004   109  $(12,276,125) $ (7,961)

                                                     $ 72,254
                                                     ========

See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Short-Term Government Fund
--------------------------------------------------------------------------------
                                                                             Q&A

PAUL M. COLONNA IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF GE SHORT-TERM GOVERNMENT FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

Q. HOW DID THE GE SHORT-TERM GOVERNMENT FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Short-Term Government Fund gained 0.91% for Class A shares, 0.30% for Class B shares, 0.14% for Class C shares, and 1.26% for Class Y shares. The Lehman Brothers 1-3 Year Government Bond Index returned 1.17% for the year, and the average return for the 80 Short-Term Government funds tracked by Lipper was 0.68%.


Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The main driver of Fund's performance was the exposure to mortgage-backed securities. The yield advantage these securities provide above government securities added to overall return. As interest rate volatility declined during this period, mortgage-backed securities yield spreads to Treasuries narrowed, benefiting their price performance.


PICTURED TO THE RIGHT: PAUL M. COLONNA

[PHOTO OF: PAUL M. COLONNA]

GE Short-Term Government Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                             995.67                             3.72
     Class B                         1,000.00                             992.60                             6.66
     Class C                         1,000.00                             991.82                             7.43
     Class Y                         1,000.00                             998.79                             2.46
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,021.03                             3.79
     Class B                         1,000.00                           1,018.12                             6.78
     Class C                         1,000.00                           1,017.36                             7.56
     Class Y                         1,000.00                           1,022.27                             2.50
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.75% FOR CLASS A, 1.34% FOR CLASS B, 1.50% FOR CLASS C, AND 0.50% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: (0.43)% FOR CLASS A SHARES, (0.74)% FOR CLASS B SHARES, (0.82)% FOR CLASS C SHARES, AND (0.12)% FOR CLASS Y SHARES.

GE Short-Term Government Fund
--------------------------------------------------------------------------------


TWO YEAR TREASURY NOTE YIELD HISTORY
10/1/03 -- 9/30/04

    [LINE GRAPH]
Date           Yield
10/1/03        1.86%
10/2/03        1.89%
10/3/03        2.09%
10/6/03        2.06%
10/7/03        2.11%
10/8/03        2.08%
10/9/03        2.11%
10/10/03       2.09%
10/13/03       2.09%
10/14/03       2.16%
10/15/03       2.23%
10/16/03       2.39%
10/17/03       2.33%
10/20/03       2.33%
10/21/03       2.30%
10/22/03       2.22%
10/23/03       2.28%
10/24/03       2.19%
10/27/03       2.23%
10/28/03       2.12%
10/29/03       2.23%
10/30/03       2.30%
10/31/03       2.24%
11/3/03        2.30%
11/4/03        2.28%
11/5/03        2.35%
11/6/03        2.41%
11/7/03        2.47%
11/10/03       2.48%
11/11/03       2.49%
11/12/03       2.45%
11/13/03       2.31%
11/14/03       2.22%
11/17/03       2.19%
11/18/03       2.17%
11/19/03       2.27%
11/20/03       2.19%
11/21/03       2.22%
11/24/03       2.30%
11/25/03       2.25%
11/26/03       2.33%
11/27/03       2.33%
11/28/03       2.42%
12/1/03        2.46%
12/2/03        2.44%
12/3/03        2.46%
12/4/03        2.44%
12/5/03        2.25%
12/8/03        2.30%
12/9/03        2.37%
12/10/03       2.31%
12/11/03       2.18%
12/12/03       2.19%
12/15/03       2.21%
12/16/03       2.17%
12/17/03       2.18%
12/18/03       2.16%
12/19/03       2.16%
12/22/03       2.20%
12/23/03       2.26%
12/24/03       2.17%
12/25/03       2.17%
12/26/03       2.13%
12/29/03       2.18%
12/30/03       2.16%
12/31/03       2.16%
1/1/04         2.16%
1/2/04         2.28%
1/5/04         2.26%
1/6/04         2.17%
1/7/04         2.14%
1/8/04         2.16%
1/9/04         1.96%
1/12/04        1.95%
1/13/04        1.88%
1/14/04        1.92%
1/15/04        1.94%
1/16/04        1.98%
1/19/04        1.98%
1/20/04        1.99%
1/21/04        1.96%
1/22/04        1.91%
1/23/04        2.00%
1/26/04        2.03%
1/27/04        1.98%
1/28/04        2.15%
1/29/04        2.12%
1/30/04        2.10%
2/2/04         2.10%
2/3/04         2.04%
2/4/04         2.05%
2/5/04         2.13%
2/6/04         2.03%
2/9/04         2.01%
2/10/04        2.08%
2/11/04        1.98%
2/12/04        1.97%
2/13/04        1.92%
2/16/04        1.92%
2/17/04        1.92%
2/18/04        1.95%
2/19/04        1.94%
2/20/04        2.00%
2/23/04        1.94%
2/24/04        1.93%
2/25/04        1.90%
2/26/04        1.90%
2/27/04        1.87%
3/1/04         1.87%
3/2/04         1.95%
3/3/04         1.96%
3/4/04         1.94%
3/5/04         1.78%
3/8/04         1.70%
3/9/04         1.68%
3/10/04        1.70%
3/11/04        1.64%
3/12/04        1.72%
3/15/04        1.73%
3/16/04        1.66%
3/17/04        1.69%
3/18/04        1.72%
3/19/04        1.71%
3/22/04        1.67%
3/23/04        1.66%
3/24/04        1.65%
3/25/04        1.65%
3/26/04        1.74%
3/29/04        1.78%
3/30/04        1.79%
3/31/04        1.73%
4/1/04         1.79%
4/2/04         2.03%
4/5/04         2.08%
4/6/04         2.03%
4/7/04         2.04%
4/8/04         2.07%
4/9/04         2.07%
4/12/04        2.10%
4/13/04        2.22%
4/14/04        2.29%
4/15/04        2.29%
4/16/04        2.22%
4/19/04        2.27%
4/20/04        2.40%
4/21/04        2.40%
4/22/04        2.35%
4/23/04        2.49%
4/26/04        2.48%
4/27/04        2.40%
4/28/04        2.53%
4/29/04        2.55%
4/30/04        2.52%
5/3/04         2.50%
5/4/04         2.53%
5/5/04         2.53%
5/6/04         2.57%
5/7/04         2.82%
5/10/04        2.80%
5/11/04        2.77%
5/12/04        2.81%
5/13/04        2.86%
5/14/04        2.74%
5/17/04        2.66%
5/18/04        2.71%
5/19/04        2.77%
5/20/04        2.70%
5/21/04        2.75%
5/24/04        2.73%
5/25/04        2.73%
5/26/04        2.64%
5/27/04        2.59%
5/28/04        2.67%
5/31/04        2.67%
6/1/04         2.72%
6/2/04         2.78%
6/3/04         2.75%
6/4/04         2.83%
6/7/04         2.79%
6/8/04         2.82%
6/9/04         2.90%
6/10/04        2.93%
6/11/04        2.94%
6/14/04        3.05%
6/15/04        2.88%
6/16/04        2.92%
6/17/04        2.89%
6/18/04        2.93%
6/21/04        2.88%
6/22/04        2.89%
6/23/04        2.86%
6/24/04        2.82%
6/25/04        2.82%
6/28/04        2.94%
6/29/04        2.90%
6/30/04        2.76%
7/1/04         2.71%
7/2/04         2.60%
7/5/04         2.58%
7/6/04         2.60%
7/7/04         2.60%
7/8/04         2.57%
7/9/04         2.58%
7/12/04        2.58%
7/13/04        2.61%
7/14/04        2.65%
7/15/04        2.67%
7/16/04        2.55%
7/19/04        2.57%
7/20/04        2.67%
7/21/04        2.72%
7/22/04        2.71%
7/23/04        2.71%
7/26/04        2.76%
7/27/04        2.86%
7/28/04        2.81%
7/29/04        2.77%
7/30/04        2.70%
8/2/04         2.67%
8/3/04         2.66%
8/4/04         2.66%
8/5/04         2.63%
8/6/04         2.41%
8/9/04         2.46%
8/10/04        2.54%
8/11/04        2.50%
8/12/04        2.50%
8/13/04        2.46%
8/16/04        2.47%
8/17/04        2.39%
8/18/04        2.42%
8/19/04        2.38%
8/20/04        2.42%
8/23/04        2.47%
8/24/04        2.46%
8/25/04        2.50%
8/26/04        2.43%
8/27/04        2.45%
8/30/04        2.42%
8/31/04        2.37%
9/1/04         2.35%
9/2/04         2.42%
9/3/04         2.56%
9/6/04         2.56%
9/7/04         2.52%
9/8/04         2.44%
9/9/04         2.45%
9/10/04        2.46%
9/13/04        2.44%
9/14/04        2.41%
9/15/04        2.45%
9/16/04        2.37%
9/17/04        2.45%
9/20/04        2.39%
9/21/04        2.43%
9/22/04        2.43%
9/23/04        2.49%
9/24/04        2.55%
9/27/04        2.51%
9/28/04        2.49%
9/29/04        2.57%
9/30/04        2.56%


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in U.S. Government securities under normal market conditions.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Short Term U.S. Government Bond Peer Group

Based on average annual total
returns for the periods ended 9/30/04

                   ONE     FIVE   TEN
                   YEAR    YEAR   YEAR
                  ------  ------  -----
Number of
Funds in
peer group:         80      61      40
---------------------------------------
Peer group
average annual
total return:     0.68%   4.38%   5.07%
---------------------------------------
Lipper categories
in peer group:
Short Term U.S. Government Bond


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 CLASS A SHARES+
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

           GE SHORT- TERM GOVERNMENT FUND       GE SHORT-TERM GOVERNMENT FUND W/LOAD    LB 1-3 YR.
9/94       $10,000.00                           $ 9,750.00                              $10,000.00
9/95        10,774.40                            10,505.04                               10,818.73
9/96        11,310.78                            11,028.01                               11,431.51
9/97        12,053.50                            11,752.16                               12,218.07
9/98        12,940.27                            12,616.77                               13,186.44
9/99        13,266.40                            12,934.74                               13,607.59
9/00        14,017.91                            13,667.47                               14,403.07
9/01        15,434.22                            15,048.37                               15,939.79
9/02        16,306.83                            15,899.16                               16,873.29
9/03        16,655.74                            16,239.35                               17,345.62
9/04        16,806.65                            16,386.48                               17,548.25

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                           ONE    FIVE   TEN
                           YEAR   YEAR   YEAR
                          ------  -----  -----
GE Short-Term
    Government             0.91%  4.85%  5.33%
GE Short-Term
    Government  W/LOAD    -1.63%  4.32%  5.06%
    MAXIMUM LOAD OF 2.50%
LB 1-3 Yr.                 1.17%  5.22%  5.78%

--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

          GE SHORT- TERM GOVERNMENT FUND       GE SHORT-TERM GOVERNMENT FUND W/LOAD   LB 1-3 YR.
9/94      $10,000.00                           $10,000.00                             $10,000.00
9/95       10,701.34                            10,701.34                              10,818.73
9/96       11,167.39                            11,167.39                              11,431.51
9/97       11,819.79                            11,819.79                              12,218.07
9/98       12,626.92                            12,626.92                              13,186.44
9/99       12,867.98                            12,867.98                              13,607.59
9/00       13,564.09                            13,564.09                              14,403.07
9/01       14,934.54                            14,934.54                              15,939.79
9/02       15,778.91                            15,778.91                              16,873.29
9/03       16,116.52                            16,116.52                              17,345.62
9/04       16,262.54                            16,262.54                              17,548.25

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                           ONE    FIVE   TEN
                           YEAR   YEAR   YEAR
                          ------  -----  -----
GE Short-Term
    Government             0.30%  4.20%  4.94%
GE Short-Term
    Government  W/LOAD    -2.61%  4.20%  4.94%
    MAXIMUM LOAD           3.00%  0.00%  0.00%
LB 1-3 Yr.                 1.17%  5.22%  5.78%

--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                GE SHORT- TERM GOVERNMENT FUND        GE SHORT-TERM GOVERNMENT FUND W/LOAD   LB 1-3 YR.
9/30/99         $10,000.00                            $10,000.00                             $10,000.00
12/99            10,037.74                             10,037.74                              10,055.24
3/00             10,119.38                             10,119.38                              10,182.44
6/00             10,274.34                             10,274.34                              10,356.63
9/00             10,479.79                             10,479.79                              10,584.58
12/00            10,732.24                             10,732.24                              10,876.87
3/01             10,968.91                             10,968.91                              11,181.68
6/01             11,076.23                             11,076.23                              11,316.09
9/01             11,463.27                             11,463.27                              11,713.89
12/01            11,452.00                             11,452.00                              11,805.00
3/02             11,540.70                             11,540.70                              11,807.51
6/02             11,755.76                             11,755.76                              12,104.86
9/02             12,011.47                             12,011.47                              12,399.91
3/03             12,112.16                             12,112.16                              12,598.94
9/03             12,175.89                             12,175.89                              12,747.01
3/04             12,293.32                             12,293.32                              12,906.18
9/04             12,192.79                             12,192.79                              12,895.92


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                            ONE    THREE   SINCE
                            YEAR   YEAR   INCEPTION
                           ------ ------ ----------
GE Short-Term
    Government              0.14%  2.08%   4.04%
GE Short-Term
    Government  W/LOAD     -0.83%  2.08%   4.04%
    MAXIMUM LOAD            1.00%  0.00%   0.00%
LB 1-3 Yr        .          1.17%  3.26%   5.22%


--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]
                GE SHORT- TERM GOVERNMENT FUND                     LB 1-3 YR.
9/94            $10,000.00                                         $10,000.00
9/95             10,791.93                                          10,818.73
9/96             11,357.45                                          11,431.51
9/97             12,133.52                                          12,218.07
9/98             13,061.35                                          13,186.44
9/99             13,435.47                                          13,607.59
9/00             14,217.89                                          14,403.07
9/01             15,656.00                                          15,939.79
9/02             16,583.64                                          16,873.29
9/03             16,982.17                                          17,345.62
9/04             17,196.15                                          17,548.25


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                       ONE    FIVE   TEN
                       YEAR   YEAR   YEAR
                      ------  -----  -----
GE Short-Term
    Government        1.26%  5.06%  5.57%
LB 1-3 Yr.            1.17%  5.22%  5.78%


AN INVESTMENT IN THE GE SHORT-TERM GOVERNMENT FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments

--------------------------------------------------------------------------------
                          GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $86,295 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

                       [PIE CHART]
U.S. Treasuries                                 31.9%
Agency Mortgage Backed                          26.2%
Agency Collateralized Mortgage Obligations      17.6%
Asset Backed                                    11.6%
Short-Term Investments                          10.5%
Non-Agency Collateralized Mortgage Obligations   1.3%
Corporate Notes                                  0.7%
Federal Agencies                                 0.2%


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
BONDS AND NOTES -- 104.0%
------------------------------------------------------------

U.S. TREASURIES -- 37.0%

U.S. Treasury Notes
1.50%       03/31/06..........  $ 2,500,000  $  2,467,375
2.38%       08/15/06 - 08/31/06   9,000,000     8,969,320(j)
3.13%       05/15/07..........    6,000,000     6,050,640
3.38%       09/15/09..........   10,000,000    10,000,800(j)

TOTAL U.S. TREASURIES
  (COST $27,494,586) .........                 27,488,135


FEDERAL AGENCIES -- 0.3%

Federal Home Loan Bank
2.50%       12/15/05
   (COST $200,142)............      200,000       200,093(j)

AGENCY MORTGAGE BACKED -- 30.4%

Federal Home Loan Mortgage Corp.
6.00%       12/01/08 - 11/01/33     394,378       410,637(h)
7.00%       02/01/12 - 11/01/33     415,098       439,678
7.50%       01/01/27 - 08/01/30     388,066       416,179
8.00%       04/01/23..........       82,601        89,968
8.50%       01/01/09 - 11/01/20     521,688       561,320
8.75%       08/01/08..........      121,055       128,109
Federal National Mortgage Assoc.
3.30%       07/01/33..........      343,388       347,733(i)
3.35%       06/01/33..........      307,092       312,835(i)
3.78%       06/01/33..........      463,830       469,198(i)
4.05%       06/01/33..........      240,115       241,540(i)
4.12%       07/01/33..........    1,096,942     1,103,455(i)


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
4.16%       06/01/33.......... $    711,615  $    718,509(i)
4.31%       05/01/33..........    1,001,862     1,015,638(i)
4.61%       12/01/32..........      305,859       314,521(i)
6.00%       04/01/33 -11/01/33      182,358       188,705
6.50%       05/01/17 - 05/01/33     965,023     1,017,926
7.00%       03/01/17 - 06/01/34   2,139,421     2,266,603
7.50%       06/01/11 - 05/01/34   5,095,322     5,451,785
8.00%       03/01/22 - 01/01/34     698,240       758,591
8.50%       02/01/18 - 10/01/33   1,101,338     1,208,051
9.00%       08/01/10 - 09/01/31   1,522,430     1,647,657
9.50%       09/01/21..........      208,989       236,081
9.75%       02/01/21..........      229,242       255,491
Government National Mortgage Assoc.
6.50%       09/15/16 - 04/15/34     575,269       610,224
7.00%       12/15/18 - 05/15/32     711,636       758,713
7.50%       02/15/09 - 01/15/25     927,294       987,224
8.00%       07/15/17..........      151,044       164,893
9.00%       08/15/09 - 12/15/09     425,106       455,565
9.50%       12/15/09..........       32,792        35,680
TOTAL AGENCY MORTGAGE BACKED
   (COST $22,630,182) ........                 22,612,509

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.5%

Federal Home Loan Mortgage Corp.
2.00%       07/15/06..........            4             4(g)
3.71%       07/25/22..........      227,953       228,238
5.00%       11/15/12..........    1,701,301        95,432(g)
6.50%       02/15/14..........    1,785,834       220,997(g)
8.00%       01/15/34..........      614,652       631,264
Federal National Mortgage Assoc.
1.41%       07/25/44..........   10,057,816       443,173(g)
2.23%       06/25/43..........   16,689,696       923,149(g,i)
2.57%       12/25/42..........    2,434,291     2,425,923
3.17%       07/25/33..........    2,000,000     1,993,438
3.28%       10/25/42..........    1,475,376     1,476,759
3.46%       06/25/43..........    1,900,000     1,904,750
5.17%       02/25/44..........    2,202,079     2,250,937
6.00%       08/25/28..........    2,410,222     2,520,189
14.83%      05/25/18..........   34,972,814        98,623(d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $16,292,550) ........                 15,212,876


ASSET BACKED -- 13.5%

American Express Credit Account
   Master Trust (Class A)
1.80%       02/15/08..........      910,000       910,330(i,p)
Centex Home Equity (Class A)
2.09%       06/25/34..........    1,874,635     1,873,566(i,p)
Citibank Credit Card
   Issuance Trust
6.65%       05/15/08..........    2,500,000     2,636,215






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Ford Credit Floorplan Master
   Owner Trust (Class A)
1.80%       07/15/09..........   $3,000,000 $   3,000,724(i,p)
GMAC Mortgage Corp. Loan
   Trust (Class A)
1.92%       06/25/34..........      250,000       250,050(i,p)
Green Tree Financial Corp.
6.90%       04/15/18..........          647           647
Residential Asset Mortgage
   Products Inc. (Class A)
1.95%       12/25/22..........      371,469       371,469(i,p)
Sears Credit Account Master
   Trust (Class A)
2.14%       11/17/09..........      500,000       500,434(i,p)
World Omni Auto Receivables
   Trust (Class B)
2.35%       09/15/09..........      495,797       494,507

TOTAL ASSET BACKED
   (COST $10,115,771) ........                 10,037,942


CORPORATE NOTES -- 0.8%

International Lease Finance Corp.
2.90%       07/15/05
(COST $605,166)...............      600,000       605,672(i,p)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%

Crusade Global Trust (Class A)
2.10%       09/18/34..........      516,532       515,740(i,p)
2.14%       03/25/34..........      583,049       581,732(i,p)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $1,099,581)..............                1,097,472

TOTAL INVESTMENTS IN SECURITIES
   (COST $78,437,978).............               77,254,699


SHORT-TERM INVESTMENTS -- 12.2%

Federal Home Loan Bank
   Consumer Discount Notes
1.65%       10/01/04..........    9,040,000     9,040,000(d,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $9,040,000)..........                  9,040,000

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (16.2)% ...............                (12,013,347)
                                             -------------
NET ASSETS-- 100% ............               $ 74,281,352
                                             =============



See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Tax-Exempt Fund
--------------------------------------------------------------------------------
                                                                             Q&A


MICHAEL J. CAUFIELD IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF THE GE TAX EXEMPT FUND AND HAS SERVED IN THAT CAPACITY SINCE OCTOBER 1, 2000. MR. CAUFIELD JOINED GE ASSET MANAGEMENT IN 1987 AS VICE PRESIDENT, MANAGER OF FIXED INCOME RESEARCH & ANALYSIS AND WAS PROMOTED TO SENIOR VICE PRESIDENT IN 1994. PRIOR TO JOINING GEAM, MIKE WAS VICE PRESIDENT AND DIRECTOR OF TAX EXEMPT UNIT INVESTMENT TRUST RESEARCH AT E.F. HUTTON & COMPANY FOR FIVE YEARS AND A CREDIT ANALYST AT MOODY'S INVESTOR SERVICE AND DUN & BRADSTREET FOR FIVE YEARS. MIKE RECEIVED HIS BACHELOR OF SCIENCE IN FINANCE FROM FORDHAM UNIVERSITY.

Q. HOW DID THE GE TAX-EXEMPT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Tax-Exempt Fund gained 2.37% for Class A shares, 1.69% for Class B shares, 1.69% for Class C shares, and 2.81% for Class Y shares. The Lipper Intermediate Municipal Debt Funds Index comprised of 149 Bond Funds returned an average of 2.81%. The Lehman Brothers 10-year Municipal Index returned 4.70%.


Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The inability of an economic recovery to take hold continued to be an overriding factor in the development of the interest rate landscape over the last twelve months. Mixed economic signals, characterized by sluggish employment growth, rising oil prices and an expanding economy, contributed to new lows in interest rates. Contrary to the consensus view, of which we subscribed, higher rates never materialized. The municipal bond market after months of volatility, followed the lead of the Treasury market, stumbling slightly in the first quarter before yields rallied, falling 80 basis points from mid-May through the end of the third quarter. As a result, Municipal bonds were the best performing asset class though the first nine months of 2004. Lower credit quality assets continued to be big winners as investors reached for yield despite historically tight spreads. In addition, the Fund's positioning late in 2003 and into early 2004 to limit interest rate exposure in anticipation of higher rates contributed a drag on performance. The Fund's long-term focus driven by a conservative credit posture, emphasis on current tax-exempt income and capital preservation limited upside participation. Despite a strong showing in the first quarter of 2004, the Fund failed to keep pace in a volatile environment.


Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. The Fund's move towards a neutral duration over the last twelve months has been a key contributor to portfolio performance. The structure of the Fund driven by a longer-term focus, specifically a return to a higher interest rate scenario contributed greatly to the Fund's return.


Q.  WHICH PARTICULAR SECTORS SIGNIFICANTLY CONTRIBUTED TO THE FUND'S
    PERFORMANCE?

A. Pre-refunded bonds, which comprise the income core of the portfolio, have historically provided strong income and low volatility to the Fund, yet contributed a drag on performance over the last twelve months as rates fell. Curve placement in the Fund reflecting our long- term approach was a negative attribute as well. The strength of the 5-10 year sector was a key driver for returns in the



PICTURED TO THE LEFT: MICHAEL J. CAUFIELD

[PHOTO OF MICHAEL J. CAUFIELD]

Q&A
--------------------------------------------------------------------------------



    Index. Revenue bonds, specifically the Healthcare sector, in which we carry 8% overweight relative to the Index, continued to be a winner for the Fund. The high yield bond sector in the Index, buoyed by a significant recovery in the Tobacco sector, was the best performing sector in the Index. The Fund has avoided the Tobacco sector and while this sector greatly enhanced Index returns over the last year, longer-term sector results have been marginal and highly volatile.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. Market underperformance can be attributed to the Fund's neutral interest profile as well as its high quality composition. As interest rates rallied throughout 2004, longer duration assets led the market. In addition, lower quality bonds were the best performing sector and the Fund, with an average credit rating of AA, had little exposure to this highly volatile sector. While near term Fund performance places the Fund in the second quartile for one year, longer-term returns are more favorable. Overall, the Fund has established a more consistent long-term record, while maintaining its investment discipline. While the Fund's objective is to exceed market and peer performance benchmarks, we continue to emphasize the maximization of tax-exempt income, which is paramount in our investment process. It is also notable that the Fund achieved such above average income levels without the use of Tobacco bonds, derivatives or bonds subject to the alternative minimum tax, which many peers utilize.

GE Tax-Exempt Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,003.32                             4.17
     Class B                         1,000.00                             999.55                             7.87
     Class C                         1,000.00                           1,000.40                             7.91
     Class Y                         1,000.00                           1,006.50                             2.98
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,020.57                             4.27
     Class B                         1,000.00                           1,016.86                             8.06
     Class C                         1,000.00                           1,016.83                             8.10
     Class Y                         1,000.00                           1,021.75                             3.04
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.84% FOR CLASS A, 1.60% FOR CLASS B, 1.61% FOR CLASS C, AND 0.60% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: 0.33% FOR CLASS A SHARES, (0.05)% FOR CLASS B SHARES, 0.04% FOR CLASS C SHARES, AND 0.65% FOR CLASS Y SHARES.

GE Tax-Exempt Fund
--------------------------------------------------------------------------------


QUALITY RATINGS AS OF SEPTEMBER 30, 2004
as a % of Market Value
-----------------------------------
Moody's/S&P/          Percentage of
Fitch Rating*         Market Value
-----------------------------------
Aaa/AAA                   74.49%
Aa/AA                     13.21%
A/A                        8.81%
Below A                    3.49%
-----------------------------------
                         100.00%

--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek as high a level of income exempt from Federal income taxation as is consistent with preservation of capital by investing primarily in investment-grade municipal securities.
--------------------------------------------------------------------------------

LIPPER PERFORMANCE COMPARISON
Intermediate Municipal Debt
Peer Group
Based on average annual total
returns for the periods ended 9/30/04

                   ONE    FIVE    TEN
                   YEAR   YEAR    YEAR
                  ------ ------  -------
Number of
Funds in
peer group:        149     97      68
----------------------------------------
Peer group
average annual
total return:     2.81%  5.53%   5.51%
----------------------------------------
Lipper categories in peer group:
Intermediate Municipal Debt


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                CLASS A SHARES++
--------------------------------------------------------------------------------
                                  [LINE GRAPH]

        GE TAX-EXEMPT FUND            GE TAX-EXEMPT FUND W/LOAD  LBMI
9/94    $10,000.00                    $ 9,575.00                 $10,000.00
9/95     10,940.88                     10,475.89                  11,180.68
9/96     11,644.11                     11,149.23                  11,721.64
9/97     12,549.59                     12,016.24                  12,836.36
9/98     13,344.29                     12,777.16                  13,967.33
9/99     13,098.17                     12,541.50                  13,903.63
9/00     13,768.33                     13,183.17                  14,791.51
9/01     15,182.65                     14,537.39                  16,271.03
9/02     16,440.64                     15,741.91                  17,812.22
9/03     17,022.10                     16,298.66                  18,482.76
9/04     17,426.17                     16,685.56                  19,352.28

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                           ONE    FIVE   TEN
                           YEAR   YEAR   YEAR
                          ------  -----  -----
GE Tax-Exempt              2.37%  5.88%  5.71%
GE Tax-Exempt W/LOAD      -1.97%  4.97%  5.25%
   MAXIMUM LOAD OF 4.25%
LBMI                       4.70%  6.84%  6.83%

--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
          GE TAX-EXEMPT FUND      GE TAX-EXEMPT FUND W/LOAD   LBMI
 9/94     $10,000.00              $10,000.00                  $10,000.00
 9/95      10,949.69               10,949.69                   11,180.68
 9/96      11,652.51               11,652.51                   11,721.64
 9/97      12,522.41               12,522.41                   12,836.36
 9/98      13,233.19               13,233.19                   13,967.33
 9/99      12,923.15               12,923.15                   13,903.63
 9/00      13,495.58               13,495.58                   14,791.51
 9/01      14,775.69               14,775.69                   16,271.03
 9/02      15,999.95               15,999.95                   17,812.22
 9/03      16,565.82               16,565.82                   18,482.76
 9/04      16,959.06               16,959.06                   19,352.28

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                         ONE    FIVE   TEN
                         YEAR   YEAR   YEAR
                        ------  -----  -----
GE Tax-Exempt            1.69%  5.11%  5.34%
GE Tax-Exempt W/LOAD    -1.28%  5.11%  5.34%
   MAXIMUM LOAD          3.00%  0.00%  0.00%
LBMI                     4.70%  6.84%  6.83%

--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
           GE TAX-EXEMPT FUND       GE TAX-EXEMPT FUND W/LOAD      LBMI
9/30/99    $10,000.00               $10,000.00                     $10,000.00
3/00        10,095.47                10,095.47                      10,218.03
9/00        10,442.62                10,442.62                      10,638.59
3/01        11,067.99                11,067.99                      11,317.08
9/01        11,428.66                11,428.66                      11,702.72
3/02        11,295.05                11,295.05                      11,711.77
9/02        12,271.08                12,271.08                      12,811.20
3/03        12,360.50                12,360.50                      12,905.60
9/03        12,611.47                12,611.47                      13,293.47
3/04        12,820.01                12,820.01                      13,691.20
9/04        12,825.16                12,825.16                      13,918.87

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                      ONE    THREE    SINCE
                      YEAR   YEAR   INCEPTION
                      -----  -----  ---------
GE Tax-Exempt         1.69%  3.92%    5.10%
GE Tax-Exempt W/LOAD  0.71%  3.92%    5.10%
   MAXIMUM LOAD       1.00%  0.00%    0.00%
LBMI                  4.70%  5.95%    6.84%


--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
                 GE TAX-EXEMPT FUND           LBMI
 9/26/97         $10,000.00                   $10,000.00
 3/98             10,290.81                    10,364.83
 9/98             10,744.11                    10,881.06
 3/99             10,838.44                    11,014.62
 9/99             10,596.57                    10,831.44
 3/00             10,747.08                    11,067.60
 9/00             11,175.89                    11,523.13
 3/01             11,906.43                    12,258.03
 9/01             12,349.61                    12,675.73
 3/02             12,273.02                    12,685.53
 9/02             13,407.45                    13,876.37
 3/03             14,104.42                    13,978.63
 9/03             14,463.32                    14,398.75
 3/04             14,773.33                    14,829.54
 9/04             14,869.32                    15,076.14


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                      ONE    FIVE    SINCE
                      YEAR   YEAR  INCEPTION
                      -----  ----- ---------
GE Tax-Exempt         2.81%  7.01%   5.82%
LBMI                  4.70%  6.84%   5.90%


* MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments

--------------------------------------------------------------------------------
                               GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $44,419 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

               [PIE CHART]
General Obligation             15.2%
Hospital                       14.3%
Lease/Other                    14.1%
Transportation                 13.2%
Water & Sewer                  11.2%
Education                       9.7%
Electricity                     8.6%
Housing                         5.7%
Sales Tax                       4.2%
Industrial Development          2.4%
Short Term                      1.4%




------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.3%
------------------------------------------------------------

ALABAMA -- 1.4%

Alabama State University
   (Series A) (MBIA Insured)
4.90%       01/01/15..........     $595,000  $    643,992(o)

ARIZONA -- 2.6%

Maricopa County Stadium District
   (AMBAC Insured)
5.25%       06/01/12..........      560,000       630,806(o)
5.38%       06/01/16..........      500,000       561,485(o)
                                                1,192,291

ARKANSAS -- 0.9%

Arkansas Housing Development
   Agency
8.38%       07/01/11..........      315,000       409,150(m,o)

CALIFORNIA -- 3.0%

City of San Diego
8.88%       02/01/11..........      215,000       256,869(m)
Sacramento Municipal
   Utility District
6.80%       10/01/19..........       55,000        67,187(m)
9.00%       04/01/13..........      795,000     1,009,785(m)
                                                1,333,841


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
COLORADO -- 2.7%
City of Colorado Springs
8.50%       11/15/11..........  $   100,000   $   122,530(m)
Colorado Department
   of Transportation
5.38%       06/15/14..........      585,000       670,977(n)
Denver City & County CO
7.00%       08/01/10..........      350,000       401,695(m)
                                                1,195,202

CONNECTICUT -- 5.7%

Connecticut State Health &
   Educational Facilities Authority
7.00%       07/01/12..........      520,000       601,588 (m,o)
Connecticut State Health &
   Educational Facilities Authority
   (Series H) (MBIA Insured)
5.50%       07/01/12..........      250,000       268,753(o)
New Haven (AMBAC Insured)
5.38%       12/01/12..........    1,000,000     1,135,450(o)
University of Connecticut
   (Series A) (MBIA Insured)
5.00%       01/15/16..........      500,000       550,895(o)
                                                2,556,686

DISTRICT OF COLUMBIA -- 2.5%

District of Columbia (Series B)
   (FSA Insured)
5.50%       06/01/08..........    1,000,000     1,104,820(o)

FLORIDA -- 7.3%

City of Gainesville
8.13%       10/01/14..........      175,000       206,299(m)
Jacksonville FL (Series B)
   (MBIA Insured)
5.00%       10/01/09..........      500,000       551,385(o)
Jacksonville Health
   Facilities Authority
11.50%      10/01/12..........      200,000       312,562(m)
JEA (Series A) (FGIC Insured)
5.00%       10/01/17..........    1,000,000     1,088,780(o)
North Broward Hospital District
5.25%       01/15/12..........      740,000       797,757
State of Florida
10.00%      07/01/14..........      235,000       336,908(m)
                                                3,293,691

GEORGIA -- 3.1%

Clarke County Hospital Authority
   (MBIA Insured)
9.88%       01/01/06..........       45,000        47,651 (m,o)





See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Columbus Medical Center
   Hospital Authority
7.75%       07/01/10..........     $245,000    $  284,952(m)
Metropolitan Atlanta Rapid
   Transit Authority
7.00%       07/01/11..........      435,000       520,338(m)
Private Colleges & Universities
   Authority (Series A)
6.00%       06/01/11..........      500,000       560,640
                                                1,413,581

HAWAII -- 1.3%

State of Hawaii (FSA Insured)
5.75%       02/01/14..........      500,000       584,310(o)

IDAHO -- 1.7%

Idaho Falls ID
10.38%      04/01/13..........      640,000       764,301(n)

ILLINOIS -- 5.6%

Chicago Housing Authority
5.00%       07/01/09..........      765,000       829,620
Chicago Metropolitan Water
   Reclamation District-Greater
   Chicago (Series D)
5.00%       12/01/10..........      500,000       553,930
Illinois Educational
   Facilities Authority
5.00%       11/01/08..........      450,000       474,813
State of Illinois (FSA Insured)
5.25%       10/01/11..........      575,000       648,042(o)
                                                2,506,405

INDIANA -- 3.5%

Indiana Toll Road Commission
9.00%       01/01/15..........      580,000       801,699(m)
Purdue University (Series P)
5.25%       07/01/11..........      200,000       224,132
Richland-Bean Blossom School
   Building Corp.
5.00%       07/15/11..........      500,000       555,235 (m,o)
                                                1,581,066

IOWA -- 2.2%

Muscatine IA
9.70%       01/01/13..........      755,000       969,367(m)

MAINE -- 1.3%

University of Maine (FSA Insured)
5.38%       03/01/12..........      500,000       568,300(o)


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
MARYLAND -- 1.3%

County of Prince Georges
   (FSA Insured)
5.50%       05/15/12..........     $500,000  $    575,785(o)

MASSACHUSETTS -- 2.1%

Massachusetts State Development
Finance Agency
5.25%       12/15/12..........      500,000       566,855(o)
Massachusetts State Port Authority
13.00%      07/01/13..........      255,000       374,784(m)
                                                  941,639

MICHIGAN -- 4.7%

Michigan State Hospital
   Finance Authority
9.00%       05/01/08..........      610,000       694,888(m)
University of Michigan
5.25%       12/01/12..........      545,000       607,315
Wayne County MI (Series A)
5.25%       10/01/12..........      750,000       830,497
                                                2,132,700

MINNESOTA -- 0.3%

Western Minnesota Municipal
   Power Agency
6.63%       01/01/16..........      100,000       121,581(m)

MISSISSIPPI -- 1.3%

State of Mississippi
5.50%       09/01/14..........      500,000       579,005

NEW JERSEY -- 5.8%

Atlantic County Improvement
   Authority (MBIA Insured)
7.40%       07/01/16..........      175,000       224,513 (m,o)
Atlantic County Improvement
   Authority (Series A)
   (AMBAC Insured)
7.40%       03/01/12..........      325,000       388,863 (m,o)
New Jersey State Housing &
   Mortgage Finance Agency
   (Series F) (FSA Insured)
5.40%       11/01/16..........      515,000       554,325(o)
New Jersey State Transit
   Corporation (AMBAC Insured)
5.50%       09/15/11..........      500,000       567,350(o)
New Jersey State Turnpike
   Authority
6.50%       01/01/16..........       55,000        67,106(o)
6.50%       01/01/16..........      195,000       237,405 (m,o)






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
New Jersey Transportation
   Trust Fund Authority
   (Series C) (FSA Insured)
5.75%       12/15/12..........     $500,000 $     582,310(o)
                                                2,621,872

NEW YORK -- 6.2%

Erie County Water Authority
   (Series A) (AMBAC Insured)
6.00%       12/01/08..........      400,000       438,916(m,o)
New York State Dormitory
   Authority
5.20%       02/15/16..........      200,000       210,454
7.38%       07/01/16..........      685,000       846,502(m)
7.50%       05/15/11..........      110,000       129,150
New York State Dormitory
   Authority (Series B)
5.38%       07/01/18..........      500,000       555,790
7.50%       05/15/11..........       55,000        66,838(n)
New York State Thruway
   Authority (Series A)
5.25%       03/15/10..........      500,000       558,570
                                                2,806,220

NORTH CAROLINA -- 2.4%

North Carolina Municipal Power
   Agency No 1 Catawba
10.50%      01/01/10..........      430,000       527,107(m)
University of North Carolina
5.00%       12/01/15..........      500,000       551,150
                                                1,078,257

OHIO -- 3.9%

County of Hamilton
7.00%       01/01/12..........      750,000       760,373
Ohio State Water Development
   Authority (Series I)
   (AMBAC Insured)
7.00%       12/01/09..........      385,000       436,297(m,o)
Steubenville
5.75%       10/01/11..........      500,000       550,625
                                                1,747,295

PENNSYLVANIA -- 7.6%

Allegheny County Hospital
   Development Authority
7.38%       07/01/12..........      455,000       536,673(m)
City of Philadelphia (MBIA Insured)
6.25%       08/01/12..........      250,000       298,962(o)
City of Philadelphia (Series B)
   (MBIA Insured)
7.00%       05/15/20..........      415,000       519,252(m,o)
Commonwealth of Pennsylvania
5.25%       02/01/10..........      545,000       607,757


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Delaware River Port Authority
   PA & NJ
6.50%       01/15/11..........  $   235,000  $    266,149(m,o)
Philadelphia Hospitals & Higher
   Education Facilities Authority
6.00%       06/01/23..........      165,000       169,102(m)
Pittsburgh Urban Redevelopment
   Authority (FGIC Insured)
7.25%       09/01/14..........      830,000     1,005,337(m,o)
                                                3,403,232

PUERTO RICO -- 1.2%

Puerto Rico Aqueduct &
   Sewer Authority
10.25%      07/01/09..........      460,000       548,909(m)

RHODE ISLAND -- 1.2%

Rhode Island Economic
   Development Corp.
   (FSA Insured)
5.00%       06/15/15..........      500,000       548,180(o)

SOUTH CAROLINA -- 6.1%

Berkeley County School District
5.25%       12/01/16..........      500,000       538,795
County of Richland (Series A)
4.25%       10/01/07..........      500,000       516,075
Grand Strand Water & Sewer
   Authority (FSA Insured)
5.38%       06/01/13..........      500,000       565,175(o)
South Carolina Transportation
   Infrastructure Bank (Series A)
   (AMBAC Insured)
5.25%       10/01/19..........    1,000,000     1,107,870(o)
                                                2,727,915

TEXAS -- 1.3%

City of Houston (Series B)
   (AMBAC Insured)
5.75%       12/01/14..........      500,000       585,430 (n,o)

UTAH -- 1.2%

Alpine School District
5.25%       03/15/17..........      500,000       555,875(o)

VIRGINIA -- 1.9%

Virginia Housing Development
   Authority (Series D)
4.45%       07/01/11..........      320,000       343,824
York County Industrial
   Development Authority
5.50%       07/01/09..........      500,000       530,265
                                                  874,089





See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.



66
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GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
WASHINGTON -- 0.0%

Snohomish County Public
   Utility District No 1
6.38%       01/01/05..........    $  20,000  $     20,240(m)

WISCONSIN -- 4.0%

City of Milwaukee (Series W)
   (FSA Insured)
5.25%       03/15/14..........      575,000       646,565(o)
State of Wisconsin (Series A)
6.60%       07/01/11..........      525,000       620,372(m)
Wisconsin State Health &
   Educational Facilities Authority
5.50%       08/15/14..........      500,000       546,170
                                                1,813,107

TOTAL INVESTMENTS IN SECURITIES
   (COST $41,567,487).........                 43,798,334

                                    NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%
----------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $620,741)............      620,741        620,741(l)

OTHER ASSETS AND LIABILITIES,
   NET 1.3%...................                    605,122
                                              ------------
NET ASSETS-- 100% ............                $45,024,197
                                              ============



See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Fixed Income Fund
--------------------------------------------------------------------------------



ROBERT MACDOUGALL HAS BEEN THE PORTFOLIO MANAGER OF THE GE FIXED INCOME FUND SINCE ITS INCEPTION IN 1993. HE LEADS A TEAM THAT MANAGES THE OVERALL FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT, WHICH INCLUDES BILL HEALEY, MARK DELANEY AND PAUL COLONNA. SEE PAGE 34 FOR ROBERT'S BIOGRAPHICAL INFORMATION.

BILL HEALEY HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE 1996. SEE PAGE 49 FOR BILL'S BIOGRAPHICAL INFORMATION.

MARK DELANEY IS A VICE PRESIDENT FOR GEASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS THE ASSISTANT INVESTMENT OFFICER FOR FIXED INCOME AT PERS OF OHIO. MARK ALSO WAS A SENIOR FIXED INCOME PORTFOLIO MANAGER WITH CRITERION INVESTMENT MANAGEMENT COMPANY AND SMITH GRAHAM AND CO.

PAUL COLONNA HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE 2000. SEE PAGE 55 FOR PAUL'S BIOGRAPHICAL INFORMATION.

Q. HOW DID THE GE FIXED INCOME FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDING SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Fixed Income Fund posted a total return of 2.99% for Class A shares, 2.22% for Class B shares, 2.22% for Class C shares, and 3.24% for Class Y shares compared to a return of 3.68% for the Lehman Brothers Aggregate Bond Index, the Fund's benchmark. The average return for the Fund's Lipper peer group of 445 Intermediate Investment Grade Debt funds for the same period was 3.23%.


Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. The spread between short and long Treasury yields narrowed significantly over the course of the last twelve months. The yield on the two-year Treasury note increased 115 basis points, while the yield on the 10-year Treasury note ended the period merely 18 basis points higher. Most of this yield curve flattening began in the spring of 2004 when employment growth surged ahead of expectations and market sentiment for Fed tightening grew. The Fed signaled and then began a "measured" pace


PICTURED BY ROW FROM LEFT TO RIGHT: ROBERT MACDOUGALL, BILL HEALEY, MARK DELANEY AND PAUL COLONNA.

[PHOTO OF ROBERT MACDOUGALL, BILL HEALEY, MARK DELANEY AND PAUL COLONNA]

--------------------------------------------------------------------------------
                                                                             Q&A



    of removing policy accommodation in June. By September end, the monetary authorities had raised the Fed funds target 75 basis points to 1.75%. On a duration-adjusted basis, all non-Treasury sectors outperformed U.S. Treasuries. The corporate bond sector performed best during the period as an improving fundamental picture pushed credit spreads tighter. Residential mortgage-backed security spreads also narrowed due to declining volatility, which benefited performance in that sector.


Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Fund performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative returns as interest rates declined. Yield curve positioning taking advantage of a flattening yield curve and sector positioning (overweight commercial mortgage-backed securities) benefited performance. Security selection in residential mortgage-backed securities and lower quality corporate securities also had a positive impact.

GE Fixed Income Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution fees, professional fees, and administrative fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,001.85                             3.64
     Class B                         1,000.00                             998.09                             7.32
     Class C                         1,000.00                             998.09                             7.33
     Class Y                         1,000.00                           1,003.09                             2.41
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,021.09                             3.73
     Class B                         1,000.00                           1,017.41                             7.50
     Class C                         1,000.00                           1,017.41                             7.51
     Class Y                         1,000.00                           1,022.31                             2.47
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.74% FOR CLASS A, 1.49% FOR CLASS B, 1.49% FOR CLASS C, AND 0.49% FOR CLASS Y, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: 0.19% FOR CLASS A SHARES, (0.19)% FOR CLASS B SHARES, (0.19)% FOR CLASS C SHARES, AND 0.31% FOR CLASS Y SHARES.

GE Fixed Income Fund
--------------------------------------------------------------------------------



QUALITY RATINGS AS OF SEPTEMBER 30, 2004
as a % of Market Value
---------------------------------------
Moody's/S&P/              Percentage of
Fitch Rating *            Market Value
---------------------------------------
Aaa/AAA                       75.78%
Aa/AA                          3.72%
A/A                            7.26%
Baa/BBB                       12.63%
Ba/BB and lower                0.61%
NR/Other**                     0.00%
---------------------------------------
                             100.00%


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal market conditions. The Fund invests primarily in a variety of investment grade debt securities such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Intermediate Investment Grade Debt
Peer Group
Based on average annual total returns
for the periods ended 9/30/04

                  ONE      FIVE     TEN
                  YEAR     YEAR     YEAR
                 ------   ------   -------
Number of
Funds in
peer group:        445      259      113
------------------------------------------
Peer group
average annual
total return:     3.23%    6.62%    6.85%
------------------------------------------
Lipper categories in peer group:
Intermediate Investment Grade Debt


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 CLASS A SHARES+
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
              GE FIXED INCOME       GE FIXED INCOME W/LOAD      LB AGGREGATE
9/94          $10,000.00            $ 9,575.00                  $10,000.00
9/95           11,281.17             10,801.72                   11,406.12
9/96           11,743.34             11,244.25                   11,964.97
9/97           12,852.65             12,306.41                   13,127.33
9/98           14,145.29             13,544.11                   14,638.29
9/99           13,975.57             13,381.61                   14,584.71
9/00           14,805.16             14,175.94                   15,604.26
9/01           16,598.86             15,893.40                   17,625.47
9/02           17,864.06             17,104.84                   19,140.63
9/03           18,681.79             17,887.81                   20,176.09
9/04           19,240.02             18,422.32                   20,918.17

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                           ONE     FIVE    TEN
                           YEAR    YEAR    YEAR
                          ------  ------   -----
GE Fixed Income            2.99%   6.60%   6.76%
GE Fixed Income W/LOAD    -1.41%   5.68%   6.30%
   MAXIMUM LOAD OF 4.25%
LB Aggregate               3.68%   7.48%   7.66%


--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
          GE FIXED INCOME       GE FIXED INCOME W/LOAD     LB AGGREGATE
9/94      $10,000.00            $10,000.00                 $10,000.00
9/95       11,198.02             11,198.02                  11,406.12
9/96       11,579.79             11,579.79                  11,964.97
9/97       12,580.77             12,580.77                  13,127.33
9/98       13,743.11             13,743.11                  14,638.29
9/99       13,489.15             13,489.15                  14,584.71
9/00       14,272.20             14,272.20                  15,604.26
9/01       16,001.32             16,001.32                  17,625.47
9/02       17,220.99             17,220.99                  19,140.63
9/03       18,009.27             18,009.27                  20,176.09
9/04       17,933.72             17,933.72                  20,918.17

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                           ONE     FIVE    TEN
                           YEAR    YEAR    YEAR
                          ------  ------   -----
GE Fixed Income            2.22%   5.79%   6.31%
GE Fixed Income W/LOAD    -0.73%   5.79%   6.31%
   MAXIMUM LOAD            3.00%   0.00%   0.00%
LB Aggregate               3.68%   7.48%   7.66%


--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
            GE FIXED INCOME       GE FIXED INCOME W/LOAD      LB AGGREGATE
9/30/99     $10,000.00            $10,000.00                  $10,000.00
3/00         10,126.79             10,126.79                   10,208.16
9/00         10,514.93             10,514.93                   10,699.05
3/01         11,214.34             11,214.34                   11,487.32
9/01         11,700.73             11,700.73                   12,084.89
3/02         11,610.47             11,610.47                   12,101.67
9/02         12,498.80             12,498.80                   13,123.76
3/03         12,783.53             12,783.53                   13,515.85
9/03         12,971.71             12,971.71                   13,833.73
3/04         13,284.87             13,284.87                   14,246.39
9/04         13,259.54             13,259.54                   14,342.54

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                          ONE    THREE    SINCE
                          YEAR   YEAR   INCEPTION
                          ----- ------ ----------
GE Fixed Income           2.22%  4.26%    5.80%
GE Fixed Income W/LOAD    1.24%  4.26%    5.80%
   MAXIMUM LOAD           1.00%  0.00%    0.00%
LB Aggregate              3.68%  5.88%    7.35%


--------------------------------------------------------------------------------
                                 CLASS Y SHARES
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
             GE FIXED INCOME       LB AGGREGATE
9/94         $10,000.00            $10,000.00
9/95          11,309.59             11,406.12
9/96          11,798.39             11,964.97
9/97          12,947.09             13,127.33
9/98          14,284.98             14,638.29
9/99          14,160.06             14,584.71
9/00          15,025.37             15,604.26
9/01          16,902.27             17,625.47
9/02          18,222.09             19,140.63
9/03          19,103.89             20,176.09
9/04          19,723.78             20,918.17



AVERAGE ANNUAL TOTAL RETURN FOR THE  PERIODS ENDED SEPTEMBER 30, 2004

                           ONE     FIVE    TEN
                           YEAR    YEAR    YEAR
                          ------  ------   -----
GE Fixed Income            3.24%   6.85%   7.03%
LB Aggregate               3.68%   7.48%   7.66%

AN INVESTMENT IN THE GE FIXED INCOME FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



* MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

** LESS THAN 0.01%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments

--------------------------------------------------------------------------------
                              GE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $325,615 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

               [PIE CHART]
Mortgage Backed                31.7%
Asset Backed & Others          22.2%
U.S. Treasuries                21.2%
Corporate Notes                19.1%
Federal Agencies                5.8%


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
BONDS AND NOTES -- 115.6%
------------------------------------------------------------

U.S. TREASURIES -- 27.2%

U.S. Treasury Bonds
5.38%       02/15/31.......... $  7,175,000 $   7,687,366(j)
7.13%       02/15/23..........    1,015,000     1,293,983(h)
7.25%       05/15/16..........    2,875,000     3,619,568(h)
8.13%       08/15/19 - 08/15/21   4,585,000     6,318,729(h)
U.S. Treasury Inflation
   Indexed Bonds
2.00%       01/15/14..........    4,910,181     5,029,057(h,q)
2.38%       01/15/25..........      612,952       638,617(q)
3.88%       01/15/09 - 04/15/29   2,124,040     2,479,250(q)
U.S. Treasury Notes
1.50%       03/31/06..........    2,270,000     2,240,376
1.88%       01/31/06..........    3,985,000     3,961,409(h)
2.25%       04/30/06..........    1,800,000     1,794,798
2.38%       08/31/06..........    3,465,000     3,451,868(j)
2.75%       06/30/06..........    1,275,000     1,280,189(j)
3.13%       05/15/07..........   12,300,000    12,403,812(h)
3.38%       09/15/09..........    7,995,000     7,995,639(j)
3.88%       05/15/09..........    5,690,000     5,827,470(j)
4.00%       02/15/14..........      756,000       749,876(j)
4.25%       11/15/13 - 08/15/14   2,280,000     2,303,890(j)

TOTAL U.S. TREASURIES
   (COST $68,155,414)..........                69,075,897


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
FEDERAL AGENCIES -- 7.4%

Federal Home Loan Bank
2.38%       02/15/06.......... $  4,970,000 $   4,957,941(h)
2.63%       10/16/06..........    2,525,000     2,515,903(j)
3.75%       08/18/09..........      200,000       200,079(j)
Federal Home Loan
   Mortgage Corp.
3.00%       09/29/06..........    2,540,000     2,538,636
3.63%       09/15/08..........    2,825,000     2,841,107(j)
4.50%       01/15/14..........    1,495,000     1,488,033
4.63%       07/18/07..........      745,000       758,722(h)
4.75%       12/08/10..........    1,515,000     1,525,834(h)
6.75%       03/15/31..........    1,205,000     1,431,705(h)
Federal National
   Mortgage Assoc.
6.00%       01/18/12..........      480,000       485,484(h)

TOTAL FEDERAL AGENCIES
  (COST $18,511,282)..........                 18,743,444

AGENCY MORTGAGE BACKED -- 27.3%

Federal Home Loan Mortgage Corp.
5.00%       04/01/13..........      594,410       608,368
6.00%       08/01/17 - 05/01/34   1,506,236     1,559,182
6.50%       01/01/27 - 08/01/34   1,191,732     1,249,878
7.00%       10/01/16 - 07/01/34     302,916       320,986
7.50%       01/01/08 - 09/01/33     349,805       372,252
8.00%       11/01/30..........       70,857        77,300
8.50%       04/01/30 - 05/01/30     105,943       114,603
9.00%       12/01/16..........       38,046        42,552
9.50%       04/01/21..........        3,838         4,320(h)
Federal National Mortgage Assoc.
5.50%       03/01/14 - 08/01/33   1,380,280     1,417,818
6.00%       09/01/14 - 09/01/34   6,110,448     6,330,441
6.50%       06/01/17 - 10/01/34   6,605,713     6,936,616
7.00%       08/01/13 - 07/01/34   2,613,908     2,771,428
7.50%       12/01/09 - 03/01/34   1,323,012     1,414,987
8.00%       12/01/12 - 11/01/33     606,172       655,116
8.50%       05/01/31..........       21,091        22,793
9.00%       06/01/09 - 12/01/22     452,217       491,374
5.00%       TBA...............   34,215,000    34,204,266(c)
5.50%       TBA...............    6,650,000     6,737,281(c)
6.00%       TBA...............    1,150,000     1,184,859(c)
Government National
   Mortgage Assoc.
6.00%       04/15/33 - 04/15/34     488,319       506,656
6.50%       04/15/19 - 08/15/34   1,015,844      1,072,728
7.00%       03/15/12 - 06/15/34     379,056       403,774
7.50%       01/15/23 - 10/15/33     299,104       323,630
8.00%       12/15/29 - 02/15/30       9,549       10,310
9.00%       11/15/16 - 12/15/21     238,667       265,813

TOTAL AGENCY MORTGAGE BACKED
  (COST $68,929,303) .........                 69,099,331



See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.



72
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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.9%

Collateralized Mortgage Obligation
   Trust (Class B)
2.42%       11/01/18.......... $     16,289  $     14,986(d,f)
Federal Home Loan
   Mortgage Corp.
4.50%       11/15/13 - 03/15/18   1,335,495       174,782(g)
5.00%       01/15/11 - 07/15/31   8,037,238       923,132(g)
5.00%       02/15/34 - 04/15/34     720,000       682,110
5.39%       12/15/30..........    2,808,026       272,905(g,i)
5.50%       04/15/17 - 06/15/33   1,675,320       336,581(g)
5.66%       05/25/43..........    1,617,786       153,184(g,i)
6.25%       01/15/23..........       19,762        19,956
6.26%       05/25/43..........      886,982        99,786(g,i)
6.43%       10/15/33..........      340,000       266,251(i)
7.50%       01/15/16..........      130,562       140,367
7.50%       07/15/27..........        8,732         1,363(g)
7.75%       03/15/22..........      141,989       144,871
7.93%       12/15/33..........      205,000       174,113(i)
8.00%       04/15/20..........        5,797         5,915
9.46%       09/25/43..........    5,462,189        63,157 (d,g,i)
11.62%      06/15/33..........      804,202       827,427(i)
Federal Home Loan Mortgage
   Corp. STRIPS
8.00%       02/01/23 - 07/01/24      35,120         6,522(g)
Federal Home Loan
   Mortgage STRIPS
4.89%       08/01/27..........        8,094         7,057(d,f)
Federal National
   Mortgage Assoc.
1.17%       12/25/42..........    1,459,747        53,372(g,i)
2.23%       06/25/43..........    5,303,985       293,377(g,i)
4.00%       08/25/17 - 02/25/28   1,308,767     1,300,189
4.50%       11/25/13..........    1,674,840       105,639(g)
4.75%       11/25/14..........      250,000        24,773(g)
5.00%       02/25/11 - 02/25/32     923,278       85,446(g)
5.16%       10/25/29..........      984,703        97,239(g,i)
5.26%       12/25/30..........    1,277,535       121,765(g,i)
5.50%       01/25/27..........      673,048        86,655(g)
5.76%       09/25/42..........    7,591,645       826,426(g,i)
5.81%       04/25/17 - 10/25/17   2,182,083       252,636(g,i)
5.86%       08/25/16..........      744,521        71,785(g,i)
6.26%       06/25/42..........    1,168,092       129,220(g,i)
7.50%       07/25/41..........      150,110       161,931
8.00%       07/25/14..........      481,961       513,240
10.52%      09/25/31..........      632,837       648,109(i)
11.48%      05/25/17 - 12/25/17     772,854       822,790(i)
14.78%      03/25/17..........       60,237        67,980(i)
16.28%      04/25/32..........      197,450       221,422(i)
Federal National Mortgage
   Assoc. (Class B)
5.68%       12/25/22..........       12,186         9,875(d,f)
Federal National Mortgage Assoc.
   REMIC (Class K)
1008.00% 05/25/22.............           57         1,733(g)


----------------------------------------------------------
                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
Federal National Mortgage Assoc.
   (Class S)
5.26%       02/25/31..........   $1,009,067  $    104,691(g,i)
Federal National Mortgage Assoc.
   REMIC
2.00%       06/25/43..........    7,608,894       430,378(g,i)
12.56%      03/25/31..........    1,018,459     1,092,616(i)
Federal National Mortgage Assoc.
   REMIC (Class J)
1080.91%    03/25/22..........           37           623(g)
Federal National Mortgage
   Assoc. STRIPS
7.50%       11/01/23 - 01/01/24     310,774        59,151(g)
8.00%       08/01/23 - 07/01/24      71,798        13,226(g)
8.50%       03/01/17 - 07/25/22      38,266         7,207(g)
9.00%       05/25/22..........       12,181         2,622(g)
Government National
   Mortgage Assoc.
5.00%       02/16/34..........      335,000       317,647
Vendee Mortgage Trust
4.92%       05/15/33..........    3,060,752       137,734(d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $13,839,789).........                 12,375,962

ASSET BACKED -- 14.9%

Accredited Mortgage Loan Trust
   (Class A)
2.14%       07/25/34..........      974,770       974,769(i)
American Express Credit Account
   Master Trust (Class A)
1.69%       01/15/09..........      247,000       242,468
1.80%       02/15/08..........      760,000       760,276(i,p)
1.88%       12/15/08..........      500,000       500,873(i)
1.90%       04/15/08..........      100,000       100,131(i,p)
Bank One Issuance Trust
3.59%       05/17/10..........      115,000       116,079
Bank One Issuance Trust (Class A)
1.87%       12/15/10..........    1,000,000     1,002,047(i)
Bank One Issuance Trust (Class C)
3.76%       08/15/08..........      366,000       369,638
Bear Stearns Asset Backed
   Securities Inc. (Class A)
2.21%       01/25/34..........      463,627       464,322(i)
BMW Vehicle Owner Trust
   (Class B)
2.93%       03/25/09..........      251,000       250,463
Capital Auto Receivables Asset
   Trust (Class A)
1.85%       04/17/06..........      273,888       273,987(i)
Capital One Master Trust
   (Class C)
6.70%       06/15/11..........      378,000       408,807(b)






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Capital One Prime Auto
   Receivables Trust (Class A)
1.84%       09/17/07..........  $   440,000  $    440,315(i)
Carco Auto Loan Master Trust
1.83%       11/15/06..........      400,000       400,027(i)
CDC Mortgage Capital Trust
   (Class A)
2.17%       08/25/33..........      411,604       412,080(i,p)
2.33%       03/25/33..........      115,017       115,498(i,p)
Centex Home Equity (Class A)
2.09%       06/25/34..........      374,927       374,713(i)
Chase Credit Card Master
   Trust (Class A)
1.87%       07/15/10..........    1,780,000     1,784,169(i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
2.09%       03/25/32..........      185,723       186,146(i)
5.75%       05/25/32..........       45,000        44,719
Citibank Credit Card Issuance Trust
1.83%       02/07/08..........    1,200,000     1,201,558(i)
6.65%       05/15/08..........       80,000        84,359
Citibank Credit Card Issuance
   Trust (Class A)
1.92%       12/17/07..........      800,000       800,384(i)
Citibank Credit Card Issuance
   Trust (Class B)
2.12%       03/07/08..........      613,000       614,309(i)
Citibank Credit Card Issuance
   Trust (Class C)
4.45%       04/07/10..........      316,000       321,244
Countrywide Asset-Backed
   Certificates
1.94%       11/25/23..........    1,096,655     1,096,850(i)
2.14%       06/25/33..........      234,208       234,464(i,p)
2.24%       03/25/33..........    1,154,156     1,156,982(i,p)
2.27%       05/25/33..........       68,807        68,939(i,p)
Countrywide Asset-Backed
   Certificates (Class A)
2.09%       07/25/31..........       37,952        37,978(i,p)
2.12%       08/25/32..........      129,957       130,065(i)
Daimler Chrysler Auto Trust
   (Class B)
2.85%       08/08/10..........       97,000        95,694
Discover Card Master Trust I
   (Class A)
1.94%       09/18/07..........    1,000,000     1,000,792(i,p)
1.94%       11/15/07..........    1,500,000     1,501,648(i)
Federal National Mortgage Assoc.
3.95%       12/26/31..........      400,000       403,032
Fleet Credit Card Master Trust II
   (Class A)
5.60%       12/15/08..........      500,000       522,088
Fleet Home Equity Loan Trust
   (Class A)
2.06%       01/20/33..........      747,061       747,028(i)


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Ford Credit Auto Owner Trust
   (Class B)
4.79%       11/15/06..........  $   307,000  $    312,192
Ford Credit Floorplan Master
   Owner Trust (Class A)
1.80%       07/15/09..........    5,000,000     5,001,206(i,p)
GMAC Mortgage Corp. Loan Trust
   (Class A)
1.92%       06/25/34..........      500,000       500,099(i,p)
Green Tree Financial Corp.
6.90%       04/15/18..........        1,847         1,848
Household Automotive Trust
2.13%       05/18/09..........    4,000,000     4,010,560(i)
Household Automotive Trust
   (Class A)
2.09%       07/17/09..........      500,000       501,440(i)
MBNA Credit Card Master
   Note Trust
4.05%       01/15/08..........      165,000       166,826
Merrill Lynch Home Equity Loan
2.02%       09/25/27..........       47,227        47,150(i)
Mid-State Trust (Class A)
7.54%       07/01/35..........       29,998        30,849
National City Credit Card Master
   Trust (Class A)
1.91%       08/15/07..........    1,000,000     1,001,284(i,p)
Peco Energy Transition Trust
6.52%       12/31/10..........      250,000       281,082
Residential Asset Mortgage
   Products Inc. (Class A)
2.08%       03/25/34..........      260,266       260,266(i)
2.12%       06/25/32..........      337,955       338,272(i)
Residential Asset Securities Corp.
2.21%       01/25/33..........      578,572       579,734(i)
Residential Asset Securities Corp.
   (Class A)
2.09%       07/25/32..........      123,175       123,079(i)
2.13%       06/25/33..........      626,478       627,138(i)
4.16%       07/25/30..........      212,000       214,071(i)
Saxon Asset Securities Trust
   (Class A)
2.24%       12/25/32..........      312,948       313,544(i)
Sears Credit Account Master
   Trust (Class A)
1.89%       08/18/09..........    3,000,000     3,003,060(i)
2.14%       11/17/09..........      500,000       500,434(i,p)
Wachovia Asset Securitization Inc.
   (Class A)
2.06%       06/25/34..........      500,000       499,972(i)
Wells Fargo Home Equity Trust
3.97%       09/25/34..........      138,000       137,655

TOTAL ASSET BACKED
   (COST $37,700,176) ........                 37,690,702







See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
CORPORATE NOTES -- 24.5%

Alberta Energy Co. Ltd.
7.38%       11/01/31..........   $  105,000  $    123,571
Allied Waste North America
6.13%       02/15/14..........      105,000        97,913
Allstate Financial Global Funding
5.25%       02/01/07..........      360,000       378,018(b)
American Electric Power Co. Inc.
   (Series D)
5.25%       06/01/15..........      250,000       251,579
American Greetings
6.10%       08/01/28..........      230,000       245,525
American Standard Inc.
7.38%       04/15/05..........      315,000       321,300
7.63%       02/15/10..........      235,000       266,138
Anadarko Petroleum Corp.
5.00%       10/01/12..........      180,000       185,853
Appalachian Power Co. (Series C)
2.30%       06/29/07..........      230,000       230,049(i)
Appalachian Power Co. (Series E)
4.80%       06/15/05..........      220,000       222,984
Appalachian Power Co. (Series G)
3.60%       05/15/08..........      165,000       163,919
Arizona Public Service Co.
5.63%       05/15/33..........      150,000       141,542
AT&T Wireless Services Inc.
7.35%       03/01/06..........      185,000       196,503
8.75%       03/01/31..........      370,000       485,914
Aztar Corp.
7.88%       06/15/14..........       65,000        68,900(b)
Bank of America Corp.
1.87%       02/17/09..........       70,000        70,280(i)
3.88%       01/15/08..........      115,000       116,599
7.40%       01/15/11..........      245,000       286,127
Bank One Corp.
6.50%       02/01/06..........       15,000        15,735
BB&T Corp.
4.75%       10/01/12..........      110,000       110,208
6.38%       06/30/05..........      290,000       297,920(i)
BBVA Bancomer Capital Trust I
10.50%      02/16/11..........      370,000       405,150(b)
BCP Caylux Holdings
   Luxembourg SCA
9.63%       06/15/14..........      110,000       118,800(b)
Belo Corp.
8.00%       11/01/08..........      245,000       279,954
British Telecommunications PLC.
8.38%       12/15/10..........      180,000       217,257(k)
Burlington Northern
   Santa Fe Corp.
8.13%       04/15/20..........      360,000       450,619
Cablevision Systems Corp.
8.00%       04/15/12..........      150,000       156,750(b)
Campbell Soup Co.
5.50%       03/15/07..........      225,000       237,130


------------------------------------------------------------
                                 PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Carolina Power & Light Co.
6.13%       09/15/33.......... $    250,000  $    261,646
Cendant Corp.
6.25%       01/15/08..........      335,000       361,493
Charter One Bank Fsb
6.38%       05/15/12..........      195,000       214,774
Chesapeake Energy Corp.
7.50%       06/15/14..........      105,000       114,712
CIT Group Inc.
1.92%       11/04/05..........    2,300,000     2,303,786(i)
Citigroup Inc.
6.00%       10/31/33..........      305,000       309,207
City National Corp.
5.13%       02/15/13..........      195,000       196,269
CNF Inc.
6.70%       05/01/34..........      260,000       268,874
Comcast Cable Communications
6.38%       01/30/06..........      175,000       182,759
ConAgra Foods Inc.
6.00%       09/15/06..........      350,000       368,710
Consolidated Natural Gas Co.
5.38%       11/01/06..........      420,000       437,235
Consumers Energy Co. (Series L)
5.00%       02/15/12..........      230,000       233,659(b)
Countrywide Home Loans Inc.
5.63%       05/15/07..........      190,000       200,370
COX Communications Inc.
7.75%       11/01/10..........      380,000       425,934
COX Enterprises Inc.
8.00%       02/15/07..........      380,000       407,832(b)
CSX Transportation Inc.
9.75%       06/15/20..........      113,000       155,987
DaimlerChrysler NA Holding Corp.
2.34%       05/24/06..........      820,000       823,036(i)
7.25%       01/18/06..........      320,000       337,751
Delhaize America Inc.
7.38%       04/15/06..........      525,000       556,394
Dex Media Inc.
8.00%       11/15/13..........      105,000       110,250
Dominion Resources Inc.
   (Series B)
4.13%       02/15/08..........      535,000       542,077
DR Horton Inc.
5.63%       09/15/14..........      110,000       109,450
Duke Capital LLC
4.30%       05/18/06..........      235,000       238,379
4.33%       11/16/06..........      410,000       417,397
6.25%       02/15/13..........      235,000       252,032
Duke Energy Corp.
4.50%       04/01/10..........      180,000       182,993
Echostar DBS Corp.
6.63%       10/01/14..........      215,000       213,656(b)
El Paso Electric Co. (Series D)
8.90%       02/01/06..........      350,000       375,084
Enterprise Products Operating LP
4.00%       10/15/07..........      310,000       311,711(b)






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


------------------------------------------------------------
                                 PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
EOP Operating LP (REIT)
7.25%       02/15/18..........   $  495,000  $    560,036
7.75%       11/15/07..........      455,000       507,145
European Investment Bank
4.63%       03/01/07..........       65,000        67,583
FedEx Corp.
2.65%       04/01/07..........      300,000       295,435
Ford Motor Co.
7.45%       07/16/31..........      195,000       191,207
Ford Motor Credit Co.
5.63%       10/01/08..........      865,000       894,093
7.38%       02/01/11..........      420,000       456,885
General Mills Inc.
3.88%       11/30/07..........      295,000       297,755
5.13%       02/15/07..........      205,000       213,704
General Motors
   Acceptance Corp.
2.60%       05/18/06..........      945,000       948,780(i)
6.13%       09/15/06..........      585,000       611,416
6.75%       01/15/06..........      290,000       302,697
6.88%       09/15/11..........      565,000       593,695
General Motors Corp.
7.20%       01/15/11..........      225,000       239,048
Georgia Power Co.
4.88%       07/15/07..........      295,000       306,558
Glencore Funding LLC
6.00%       04/15/14..........      135,000       130,929(b)
Goldman Sachs Group Inc.
6.60%       01/15/12..........      365,000       407,318
Goodrich Corp.
7.10%       11/15/27..........      255,000       276,322
Grupo Televisa S.A.
8.00%       09/13/11..........      215,000       246,175
HBOS Capital Funding LP
6.07%       06/30/49..........      380,000       401,757(b,i)
HBOS PLC.
3.13%       01/12/07..........      470,000       469,536(b)
Hertz Corp.
2.90%       08/05/08..........      200,000       201,882(i)
6.35%       06/15/10..........      220,000       228,875
Houghton Mifflin Co.
9.88%       02/01/13..........      160,000       168,000
Household Finance Corp.
1.82%       07/27/07..........    1,500,000     1,501,903(i)
3.38%       02/21/06..........      135,000       136,124
6.38%       11/27/12..........      110,000       121,901
6.50%       01/24/06 - 11/15/08                   685,000735,667
6.50%
6.75%       05/15/11..........      555,000       625,070
HSBC Capital Funding LP
4.61%       12/29/49..........      595,000       571,788(b,i)
9.55%       12/31/49..........      355,000       447,110(b,i,k)
Hudson United Bank
7.00%       05/15/12..........      450,000       500,824
Huntington National Bank
2.75%       10/16/06..........      300,000       298,062


------------------------------------------------------------
                                 PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Hydro Quebec
8.25%       04/15/26..........  $   210,000  $    287,657
International Lease
   Finance Corp.
2.90%       07/15/05..........    1,000,000     1,009,453(i,p)
International Paper Co.
6.75%       09/01/11..........      150,000       167,584
Intrawest Corp.
7.50%       10/15/13..........      105,000       108,806(b)
Iron Mountain Inc.
6.63%       01/01/16..........      170,000       165,750
iStar Financial Inc. (REIT)
3.12%       03/12/07..........      375,000       378,000(i)
4.88%       01/15/09..........      390,000       390,792
Jersey Central Power & Light
5.63%       05/01/16..........      175,000       181,845(b)
John Hancock Funds
6.50%       03/01/11..........      245,000       273,217(b)
Kerr-McGee Corp.
5.88%       09/15/06..........      230,000       240,551
6.95%       07/01/24..........      185,000       197,590
Keycorp
2.04%       06/21/07..........    1,000,000       998,315(i,p)
4.63%       05/16/05..........      280,000       283,502
KFW International Finance
4.75%       01/24/07..........        5,000         5,198
Kinder Morgan Inc.
6.50%       09/01/12..........      230,000       252,768
Liberty Media Corp.
3.38%       09/17/06..........      965,000       978,896(i)
Lockheed Martin Corp.
8.50%       12/01/29..........      140,000       185,366
Lyondell Chemical Co.
10.50%      06/01/13..........      105,000       121,275
Masco Corp.
6.75%       03/15/06..........      365,000       385,210
Metropolitan Life
   Global Funding I
4.75%       06/20/07..........      305,000       316,078(b)
Midamerican Energy
   Holdings Co.
3.50%       05/15/08..........      350,000       344,339
Midwest Generation LLC
   (Series B)
8.56%       01/02/16..........      105,000       110,250
Mohegan Tribal
   Gaming Authority
7.13%       08/15/14..........      105,000       109,988(b)
Monumental Global
   Funding III (Series A)
5.20%       01/30/07..........      125,000       131,235(b)
Morgan Stanley
4.25%       05/15/10..........       55,000        55,097
Motorola Inc.
4.61%       11/16/07..........      380,000       390,427






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.



76
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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
National Rural Utilities
   Cooperative Finance Corp.
6.00%       05/15/06..........  $   120,000  $    125,832
NB Capital Trust IV
8.25%       04/15/27..........      220,000       249,042
Noble Energy Inc.
8.00%       04/01/27..........      270,000       330,821
Nordic Investment Bank
2.75%       01/11/06..........       20,000        20,060
Norfolk Southern Railway Co.
9.75%       06/15/20..........      157,000       216,726
Northeast Utilities (Series B)
3.30%       06/01/08..........      235,000       229,293
Northrop Grumman Corp.
4.08%       11/16/06..........      315,000       320,006
Ocean Energy Inc.
4.38%       10/01/07..........       95,000        96,943
Ohio Power Co. (Series E)
6.60%       02/15/33..........       95,000       103,544
Omnicare Inc.
6.13%       06/01/13..........       40,000        40,200
Oncor Electric Delivery Co.
6.38%       05/01/12..........      315,000       348,501
Pacific Gas & Electric Co.
2.30%       04/03/06..........      585,000       586,755(i)
PanAmSat Corp.
9.00%       08/15/14..........      210,000       218,400(b)
Pemex Finance Ltd.
9.03%       02/15/11..........      260,000       303,339
9.69%       08/15/09..........    1,050,000     1,192,989
Pemex Project Funding
   Master Trust
7.38%       12/15/14..........      235,000       256,150
8.63%       02/01/22..........      215,000       245,100
Pepco Holdings Inc.
5.50%       08/15/07..........      365,000       382,842
Petrobras International
   Finance Co.
7.75%       09/15/14..........      105,000       103,950
Petro-Canada
5.35%       07/15/33..........      200,000       181,257
Petroleos Mexicanos
9.50%       09/15/27..........      640,000       785,600
Pioneer Natural Resources Co.
6.50%       01/15/08..........      395,000       428,888
Principal Life Global Funding I
5.25%       01/15/13..........      235,000       241,340(b)
Procter & Gamble - ESOP (Series A)
9.36%       01/01/21..........      205,000       277,426
Progress Energy Inc.
5.85%       10/30/08..........      550,000       584,894
Prudential Financial Inc.
4.10%       11/15/06..........      425,000       432,069
PSI Energy Inc.
6.65%       06/15/06..........      185,000       195,094


------------------------------------------------------------
                                 PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Public Service Co.
   of New Mexico
4.40%       09/15/08..........  $   370,000  $    374,238
Puget Sound Energy Inc.
3.36%       06/01/08..........      225,000       221,401
Quest Diagnostics
6.75%       07/12/06..........      200,000       211,900
RBS Capital Trust I
5.51%       09/29/49..........      320,000       324,683(i)
Royal Bank of Scotland
   Group PLC.
7.65%       08/31/49..........      110,000       130,751(i)
9.12%       03/31/49..........      265,000       325,787
Safeco Corp.
4.20%       02/01/08..........       90,000        91,590
Saks Inc.
7.00%       12/01/13..........      110,000       112,200
Shurgard Storage
   Centers Inc.
5.88%       03/15/13..........      160,000       164,231
Simon Property Group LP
4.88%       08/15/10..........      365,000       369,876(b)
Sinclair Broadcast Group Inc.
8.00%       03/15/12..........      105,000       108,938
Southern California Edison Co.
8.00%       02/15/07..........      235,000       260,222
Southwest Airlines Co.
5.25%       10/01/14..........      110,000       109,729
Sprint Capital Corp.
4.78%       08/17/06..........      330,000       339,262
6.13%       11/15/08..........      330,000       356,741
7.63%       01/30/11..........      485,000       561,820
8.38%       03/15/12..........      350,000       423,936
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08..........      230,000       230,909
8.25%       01/26/06..........      465,000       495,262
TELUS Corp.
7.50%       06/01/07..........      375,000       411,853
Textron Inc.
4.50%       08/01/10..........      285,000       289,641
Time Warner Inc.
6.88%       05/01/12..........       75,000        83,724
7.75%       06/15/05..........      290,000       299,125
Tyco International Group S.A.
5.80%       08/01/06..........      350,000       366,708
6.75%       02/15/11..........      110,000       123,693
Tyson Foods Inc.
7.25%       10/01/06..........    1,310,000     1,404,198
UBS Preferred Funding Trust I
8.62%       10/29/49..........      215,000       261,490(i)
Union Pacific Corp.
6.65%       01/15/11..........      235,000       261,471
Unisys Corp.
8.13%       06/01/06..........      110,000       117,288
US Bank National Assoc.
2.85%       11/15/06..........      400,000       398,697






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.



77
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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



------------------------------------------------------------
                                 PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Valero Energy Corp.
6.88%       04/15/12..........  $    90,000  $    100,961
7.50%       04/15/32..........       65,000        76,188
Verizon Global Funding Corp.
7.75%       12/01/30 - 06/15/32     595,000       713,136
7.75%
Verizon Pennsylvania Inc.
   (Series A)
5.65%       11/15/11..........      470,000       495,242
VF Corp.
6.00%       10/15/33..........      320,000       322,640
Wachovia Corp.
5.25%       08/01/14..........      345,000       352,645
Walt Disney Co.
6.75%       03/30/06..........      235,000       248,097
Warner Music Group
7.38%       04/15/14..........       65,000        67,275(b)
Washington Mutual Inc.
5.63%       01/15/07..........       10,000        10,533
Wells Fargo & Co.
2.00%       10/01/04..........    1,000,000     1,000,000(i)
5.25%       12/01/07..........      150,000       158,262
Westar Energy Inc.
9.75%       05/01/07..........      500,000       569,599
Weyerhaeuser Co.
6.00%       08/01/06..........      370,000       389,445
6.13%       03/15/07..........      400,000       426,446
6.75%       03/15/12..........      160,000       179,449
Wisconsin Energy Corp.
5.88%       04/01/06..........      193,000       201,373

TOTAL CORPORATE NOTES
  (COST $61,271,183) .........                 62,119,879


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.6%

Bear Stearns Commercial
   Mortgage Securities
5.20%       01/12/41..........      481,000       497,811(i)
Bear Stearns Commercial
   Mortgage Securities (Class A)
3.88%       08/13/39..........      695,000       691,768
4.68%       08/13/39..........      632,000       633,342
6.02%       02/14/31..........      600,000       649,312
Bear Stearns Commercial
   Mortgage Securities (Class B)
6.20%       02/14/31..........       36,000        39,341
Bear Stearns Commercial
   Mortgage Securities (Class C)
2.34%       01/14/16..........      700,000       702,195(b,i)
CalSTRS Trust
4.13%       11/20/12..........      598,000       608,129(b)
Citicorp Mortgage Securities Inc.
   (Class B)
6.13%       08/25/32..........      325,373       325,768(i)


------------------------------------------------------------
                                 PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Crusade Global Trust (Class A)
2.10%       09/18/34..........  $   165,768  $    165,513(i)
CS First Boston Mortgage
   Securities Corp.
6.13%       04/15/37..........      310,000       340,990
7.33%       01/15/37..........    1,777,271        42,958(b,d,g,i)
DLJ Commercial
   Mortgage Corp.
6.24%       11/12/31..........      900,000       978,120
First Union-Lehman Brothers-
   Bank of America (Class A)
6.56%       11/18/35..........      250,000       272,261
Granite Mortgages PLC.
1.33%       01/20/43..........      817,391       817,849(i)
Homeside Mortgage Securities
   Trust (Class A)
1.82%       01/20/27..........      312,686       313,249(i)
Impac CMB Trust (Class A)
2.22%       12/25/33..........      997,130       996,751(i)
2.27%       11/25/32..........      350,589       351,143(i)
Interstar Millennium Trust
   (Class A)
2.07%       03/14/36..........       95,354        95,354(i,p)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
1.38%       01/12/39..........    5,040,000       268,148(b,g,i)
6.47%       11/15/35..........      298,000       333,446
JP Morgan Chase Commercial
   Mortgage Securities
   Corp. (Class A)
4.92%       10/15/37..........      422,000       428,805(i)
LB-UBS Commercial
   Mortgage Trust
3.57%       03/15/34..........    1,305,000        28,853(b,d,g,i)
4.06%       09/15/27..........      695,000       698,173(i)
4.53%       01/15/36..........    2,152,265       167,978(b,d,g)
6.17%       04/15/37..........    5,370,942       110,776(b,d,g,i)
6.23%       03/15/26..........      229,000       250,451
7.34%       09/15/37..........    4,752,848        78,719(b,d,g,i)
7.46%       03/15/36..........    5,387,258       148,150(b,d,g,i)
LB-UBS Commercial Mortgage
   Trust (Class A)
6.13%       12/15/30..........      400,000       440,492
6.65%       11/15/27..........    2,251,000     2,539,415
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%       07/14/16..........       66,000        74,188(b)
Lehman Brothers Floating
   Rate Commercial
   Mortgage Trust
1.77%       10/15/17..........    2,100,000     2,099,928 (b,i,p)
Master Alternative Loans Trust
5.00%       08/25/18..........      415,681        48,843(g)
6.50%       08/25/34..........      747,237       781,797






See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.



78
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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Morgan Stanley Capital I
   (Class A)
4.66%       09/13/45..........    $ 427,000  $    425,497
7.11%       04/15/33..........      707,000       798,245
Morgan Stanley Capital I
   (Class D)
7.09%       07/15/30..........      179,000       202,083(i)
Morgan Stanley
   Dean Witter Capital I
1.02%       10/15/35..........    2,374,000        51,851(b,g,i)
1.06%       04/15/34..........    1,406,000        33,664(b,g,i)
3.60%       02/01/31..........      691,472        35,286(b,d,g,i)
7.20%       10/15/33..........       72,000        82,380
Morgan Stanley Dean Witter
   Capital I (Class A)
5.98%       02/15/31..........      127,887       132,008
6.39%       10/15/35..........      550,000       614,321
6.54%       02/15/31..........      125,000       136,350
Puma Finance Ltd. (Class A)
1.78%       10/11/34..........      383,203       383,702(i)
2.11%       03/25/34..........      736,748       737,843(i)
Structured Asset Securities Corp.
1.98%       02/25/28..........      343,758        19,766(g,i)
Thornburg Mortgage Securities
   Trust (Class A)
2.18%       04/25/43..........      579,968       582,060(i,p)
Wachovia Bank Commercial
   Mortgage Trust
2.18%       03/15/15..........      270,000       270,385(b,i)
2.28%       03/15/15..........      210,000       211,045 (b,i,p)
2.66%       03/15/15..........      130,000       131,115(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $21,795,034) ........                 21,867,617


SOVEREIGN BONDS -- 0.8%

Government of Bahamas
6.63%       05/15/33..........      230,000       256,985(b)
Government of Finland
4.75%       03/06/07..........      105,000       109,452
Mexico Government
   International Bond
6.75%       09/27/34..........      340,000       327,420
Ontario Electricity
   Financial Corp.
7.45%       03/31/13..........       80,000        97,325
Province of British Columbia
4.63%       10/03/06..........      265,000       273,956
Province of Manitoba Canada
4.25%       11/20/06..........      320,000       328,684
Province of New Brunswick
3.50%       10/23/07..........      230,000       232,000


------------------------------------------------------------
                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
Province of Ontario
3.50%       09/17/07..........     $330,000  $    332,782
Province of Ontario
5.13%       07/17/12..........       40,000        42,295

TOTAL SOVEREIGN BONDS
   (COST $1,959,582)..........                  2,000,899

TOTAL BONDS AND NOTES
   (COST $292,161,763)........                292,973,731


                                     NUMBER
                                  OF SHARES         VALUE
----------------------------------------------------------
PREFERRED STOCK -- 0.2%
----------------------------------------------------------
Zurich Regcaps Funding Trust I
   (COST $454,300)............          440       453,200(b,i)

----------------------------------------------------------
PURCHASED OPTIONS -- 0.0%*
----------------------------------------------------------
Eurodollar Futures............       75,000           688
U S Treasury Notes Futures....       32,000        38,812

TOTAL PURCHASED OPTIONS
   (COST $63,638).............                     39,500

TOTAL INVESTMENT IN SECURITIES
   (COST $292,679,701)........                293,466,431


                                  PRINCIPAL
                                     AMOUNT         VALUE
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.7%
------------------------------------------------------------

U.S. AGENCIES -- 12.1%

Federal Home Loan Bank
   Consumer Discount Notes
1.65%       10/01/04..........   30,600,000    30,600,000(d,p)

TIME DEPOSITS -- 0.6%

State Street Corp.
1.81%       10/01/04..........    1,548,131     1,548,131(e)

TOTAL SHORT-TERM INVESTMENTS
  (COST $32,148,131)..........                 32,148,131

LIABILITIES IN EXCESS OF OTHER ASSETS,
  NET (28.4)%.................                (72,089,356)
                                             -------------
NET ASSETS-- 100% ............               $253,525,206
                                             =============
*Less than 0.01%


See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.



79
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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------
The Fixed Income Fund had the following written option contracts open at September 30, 2004:

                        EXPIRATION DATE/     NUMBER OF
CALL OPTIONS              STRIKE PRICE       CONTRACTS        VALUE
---------------------------------------------------------------------
U.S. Treasury
   Notes Futures
   (Written Option
   Premium $31,685)    October 2004/111.50      108         $(20,250)


                        EXPIRATION DATE/     NUMBER OF
PUT OPTIONS               STRIKE PRICE       CONTRACTS        VALUE
---------------------------------------------------------------------
U.S. Treasury
   Notes Futures
   (Written Option
   Premium $19,872)    October 2004/109.50      108         $(10,125)
                                                            ---------
                                                            $(30,375)
                                                            =========



The Fixed Income Fund had the following long futures contracts open at September 30, 2004:

                                 NUMBER    CURRENT
                    EXPIRATION     OF     NOTIONAL   UNREALIZED
DESCRIPTION            DATE     CONTRACTS   VALUE   APPRECIATION
------------------------------------------------------------------
U.S. Treasury
   Notes - 5 Yrs.
   Futures         December 2004   135   $14,951,250    $132,415


The Fixed Income Fund had the following short futures contracts open at September 30, 2004:

                                 NUMBER    CURRENT
                    EXPIRATION     OF     NOTIONAL   UNREALIZED
DESCRIPTION            DATE     CONTRACTS   VALUE   APPRECIATION
------------------------------------------------------------------
U.S. Treasury
   Notes - 10 Yrs.
   Futures         December 2004   26    $(2,928,250)   $ (5,578)
                                                        ---------
                                                        $126,837
                                                        =========


See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE Money Market Fund
--------------------------------------------------------------------------------
                                                                             Q&A



DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF GE MONEY MARKET FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE THE FUND'S INCEPTION. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002. MR. DUNCAN HOLDS A B.S. FROM THE UNIVERSITY OF RHODE ISLAND.

Q. HOW DID THE GE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the Money Market Fund returned 0.89%. By comparison, the 90-day U.S. Treasury Bill returned 1.13% and the average return posted by the Fund's Lipper peer group representing 401 Money Market funds was 0.42%.


Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. Active management of the average Fund maturity was the primary driver of Fund performance. Our outlook for monetary policy relative to market consensus drives our tactical positioning along the short end of the yield curve.


PICTURED TO THE RIGHT: DONALD J. DUNCAN

[PHOTO OF DONALD J. DUNCAN]



81
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GE Money Market Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,004.89                             1.65
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
--------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,023.09                             1.66
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.33% FOR CLASS A MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
    FOLLOWS: 0.49% FOR CLASS A SHARES.



82
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GE Money Market Fund
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                  [LINE GRAPH]
           GE MONEY MARKET FUND           90 DAY T-BILL
9/94       $10,000.00                     $10,000.00
9/95        10,551.53                      10,566.47
9/96        11,098.34                      11,118.21
9/97        11,669.19                      11,693.01
9/98        12,279.91                      12,291.98
9/99        12,854.73                      12,853.49
9/00        13,601.11                      13,592.16
9/01        14,262.70                      14,205.34
9/02        14,502.68                      14,457.38
9/03        14,642.23                      14,618.67
9/04        14,772.82                      14,783.76

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                      ONE    FIVE   TEN
                      YEAR   YEAR   YEAR
                     ------ ------ ------
GE Money Market       0.89%  2.82%  3.98%
90 Day T-Bill         1.13%  2.84%  3.99%


--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar-denominated money market instruments.
--------------------------------------------------------------------------------

LIPPER PERFORMANCE COMPARISON
Money Market Peer Group
Based on average annual total
returns for the periods ended 9/30/04

                  ONE    FIVE    TEN
                  YEAR   YEAR    YEAR
                 ------ ------   -----
Number of
Funds in
peer group:        401    299     169
--------------------------------------
Peer group
average annual
total return:     0.42%  2.42%   3.73%
--------------------------------------
Lipper categories in peer group:
Money Market



FUND YIELD AT SEPTEMBER 30, 2004
-------------------------------------------------------
                        FUND      IBC MONEY FUND
                        ----      --------------
  7-day current         1.39%+        1.09%
  7-day effective       1.40%         1.10%


CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
  REFLECTS THE CURRENT EARNINGS OF THE GE MONEY MARKET FUND AT SEPTEMBER 30,
  2004.



AN INVESTMENT IN THE GE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 86 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



83
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--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments


--------------------------------------------------------------------------------
                              GE MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $239,720 (IN THOUSANDS) AS OF SEPTEMBER 30, 2004

                  [PIE CHART]
Commercial Paper                    47.3%
U.S. Governments                    21.6%
Yankee Certificates of Deposit      19.6%
Repurchase Agreements                9.1%
Asset Backed                         2.0%
Time Deposit                         0.4%


----------------------------------------------------------
                                  PRINCIPAL    AMORTIZED
                                     AMOUNT         COST
----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 102.0%
----------------------------------------------------------

U.S. GOVERNMENTS -- 22.0%

U.S. AGENCIES

Federal Agricultural
   Mortgage Corp.
1.43%       04/01/05..........   $5,840,000 $   5,840,000
Federal Home Loan Bank
1.78%       05/27/05..........    4,870,000     4,870,000
Federal Home Loan Mortgage
1.54%       10/04/04..........    9,510,000     9,508,783(d)
Federal National Mortgage Assoc.
1.30%       12/10/04..........    6,770,000     6,753,018(d)
7.00%       07/15/05..........    9,090,000     9,413,946
Federal National Mortgage
   Association
1.71%       12/01/04..........    9,450,000     9,422,779(d)
1.89%       02/23/05..........    5,940,000     5,895,260(d)

TOTAL U.S. GOVERNMENTS
  (COST $51,703,786) .........                 51,703,786


COMMERCIAL PAPER -- 48.2%

Abbey National PLC.
1.80%       11/22/04..........    9,400,000     9,375,560
Bank of America Corp.
1.61%       10/27/04..........    9,510,000     9,498,942
Bank of Nova Scotia
1.55%       10/21/04..........    9,510,000     9,501,811


----------------------------------------------------------
                                  PRINCIPAL    AMORTIZED
                                     AMOUNT         COST
----------------------------------------------------------
Barclays PLC.
1.84%       11/30/04..........  $ 9,420,000 $   9,391,112
Canadian Imperial Bank
   of Commerce
1.70%       11/09/04..........    9,440,000     9,422,615
Deutsche Bank AG
1.73%       11/10/04..........    9,410,000     9,391,964
HBOS PLC.
1.52%       10/13/04..........    9,500,000     9,495,187
HSBC Holdings PLC.
1.82%       12/13/04..........    9,410,000     9,375,272
ING Group
1.52%       10/14/04..........    9,500,000     9,494,785
Morgan Stanley
   Dean Witter & Co.
1.71%       10/08/04..........    9,390,000     9,386,878
National Australia Bank, Ltd.
1.57%       10/04/04..........    9,480,000     9,478,764
UBS AG
1.68%       11/29/04..........    9,490,000     9,463,949

TOTAL COMMERCIAL PAPER
   (COST $113,276,839)........                113,276,839

REPURCHASE AGREEMENTS -- 9.3%

Barclays PLC. 1.87% dated 09/30/04,
to be repurchased at
$11,000,571 on 10/01/04
collateralized by $11,220,239
Government Agency Bond,
4.00%, maturing 09/02/08......   11,000,000    11,000,000
UBS AG 1.85% dated 09/30/04,
to be repurchased at
$10,780,554 on 10/01/04
collateralized by $10,997,560
Government Agency Bonds,
2.23% - 6.00%, maturing
12/16/05 - 05/24/19...........   10,780,000    10,780,000

TOTAL REPURCHASE AGREEMENTS
   (COST $21,780,000).........                 21,780,000

ASSET BACKED -- 0.1%

Chase Manhattan Auto Owner
   Trust (Class A)
1.08%       03/15/05..........      221,542       221,542

TOTAL ASSET BACKED
   (COST $221,542)............                    221,542

CORPORATE NOTES -- 2.0%

American Express Credit Corp.
1.75%       03/05/08..........    4,680,000     4,685,944

TOTAL CORPORATE NOTES
   (COST $4,685,944)..........                  4,685,944




See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

GE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                              September 30, 2004
Schedule of Investments



----------------------------------------------------------
                                  PRINCIPAL    AMORTIZED
                                     AMOUNT         COST
----------------------------------------------------------
TIME DEPOSITS -- 0.4%

State Street Corp.
1.81%       10/01/04
(COST $1,001,946).............    1,001,946 $   1,001,946(e)

CERTIFICATES OF DEPOSIT -- 20.0%

Bank of Montreal
1.65%       10/07/04..........    9,440,000     9,440,000
Calyon
1.78%       11/17/04..........    9,400,000     9,400,000
Dexia Bank
1.78%       10/28/04..........    9,420,000     9,420,000
Toronto-Dominion Bank
1.75%       11/16/04..........    9,400,000     9,400,000
Domestic Certificate of Deposit
1.77%       10/25/04..........    9,390,000     9,390,000

TOTAL CERTIFICATES OF DEPOSIT
   (COST $47,050,000).........                 47,050,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $239,720,057)........                239,720,057

LIABILITIES IN EXCESS OF OTHER ASSETS,
    NET (2.0)%................                 (4,740,698)
                                             -------------
NET ASSETS-- 100% ............               $234,979,359
                                             =============



See Notes to Schedules of Investments on page 88 and Notes to Financial Statements on page 118.

                                                  September 30, 2004 (unaudited)
--------------------------------------------------------------------------------


Notes to Performance

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Classes A and B are shown both without the imposition of the sales charge and also assuming the deduction of the current maximum applicable sales charges as described in Note 1 of the Notes to Financial Statements. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

The performance data relating to Class A and B shares of GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund, for all periods prior to September 26, 1997, reflect the performance and expense ratios (adjusted to reflect GE Funds current sales charges) of Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust (collectively, the "Investors Trust Funds"), the assets of which were acquired by the corresponding GE Fund on September 26, 1997 (the "Merger Date"). Because the Investors Trust Funds did not offer Class Y shares, performance data relating to the Class Y shares of GE Value Equity Fund and GE Tax-Exempt Fund is limited to the period from the Merger Date to September 30, 2004.

Shares of the GE Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

A portion of the GE Tax-Exempt Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax. GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis through January 29, 2005. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future. Additional information about the expense limitations is contained in Footnote 4 to the Notes to the Financial Statements.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock U.S. market performance. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The MSCI World is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The LB Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. The LB 1-3 Year Government Bond Index is a market value-weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. The LB 10-Year Muni Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

September 30, 2004 (unaudited)
--------------------------------------------------------------------------------


Notes to Performance

A number of the broad market returns are not available from the Funds' commencement of investment operations through September 30, 2004 and therefore are calculated from the month end nearest to the Funds' commencement of operation date.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

+ Returns are those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. The Average Annual Total Return figures for Class A with load have been adjusted to reflect Class A sales charges. See Footnote 8 in the Notes to the Financial Statements.

++ Effective as of the close of business on September 17, 1999, the distribution and service fees were reduced on Class A shares. Had the distribution and service fees not been reduced, the Class A performance results would have been lower.

                                                              September 30, 2004
--------------------------------------------------------------------------------
Notes to Schedules of Investments

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $12,516,016; $637,912; $3,349,550 and $1,250,129 or 4.94%, 0.88%, 1.23% and
    0.71% of the GE Fixed Income Fund, GE International Equity Fund, GE Strategic Investment Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

(j) All or a portion of the security out on loan.

(k) Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities that are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities that are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by FSA, AMBAC, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2004 (as a percentage of net assets) as follows:

               FSA                    14.17%
               AMBAC                  13.00%
               MBIA                    6.90%

(p) All or a portion of the security purchased with collateral from securities lending.

(q) Treasury Inflated Securities. Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FHA         Federal Housing Administration
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE U.S. EQUITY FUND
--------------------------------------------------------------------------------

                                                              CLASS A
                                           ----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                 --       --        --       --     1/5/93
Net asset value, beginning of period ......  $24.19   $20.31   $25.00   $32.45    $32.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........    0.20     0.16     0.13     0.13      0.15
  Net realized and unrealized
   gains (losses) on investments ..........    2.19     3.91    (4.49)   (5.52)     3.63
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................    2.39     4.07    (4.36)   (5.39)     3.78
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...................    0.17     0.19     0.09     0.12      0.14
  Net realized gains ......................      --       --     0.24     1.94      3.72
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................    0.17     0.19     0.33     2.06      3.86
-----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............  $26.41   $24.19   $20.31   $25.00    $32.45
=========================================================================================

TOTAL RETURN (A) ..........................   9.87%   20.09%  (17.78%) (17.71%)   12.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $337,920 $315,980 $251,251 $285,417  $385,111
  Ratios to average net assets:
   Net investment income (loss)* ..........   0.77%    0.72%    0.53%    0.43%     0.46%
   Net expenses* ..........................   0.78%    0.83%    0.87%    0.87%     0.83%
   Gross expenses* ........................   0.78%    0.83%    0.87%    0.88%     0.83%
  Portfolio turnover rate .................     29%      26%      41%      53%       48%
-----------------------------------------------------------------------------------------

                                                             CLASS B
                                           ---------------------------------------------
                                           9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
----------------------------------------------------------------------------------------
INCEPTION DATE                                 --       --       --       --   12/22/93
Net asset value, beginning of period ...... $23.11   $19.38   $23.97   $31.30   $31.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........   0.00(d) (0.01)   (0.06)   (0.09)   (0.09)
  Net realized and unrealized
   gains (losses) on investments ..........   2.09     3.74    (4.29)   (5.30)    3.53
----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................   2.09     3.73    (4.35)   (5.39)    3.44
----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...................     --       --       --       --       --
  Net realized gains ......................     --       --     0.24     1.94     3.72
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................     --       --     0.24     1.94     3.72
----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............ $25.20   $23.11   $19.38   $23.97   $31.30
========================================================================================

TOTAL RETURN (A) ..........................  9.04%   19.25%  (18.40%) (18.33%)  11.29%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $19,373  $22,447  $22,806  $35,163  $46,577
  Ratios to average net assets:
   Net investment income (loss)* ..........  0.02%    (0.03%)  (0.23%)  (0.32%) (0.29%)
   Net expenses* ..........................  1.53%    1.58%    1.62%    1.62%    1.58%
   Gross expenses* ........................  1.53%    1.58%    1.62%    1.63%    1.58%
  Portfolio turnover rate .................    29%      26%      41%      53%      48%
----------------------------------------------------------------------------------------

                                                         CLASS C (LEVEL LOAD)
                                           -----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                  --       --       --       --    9/30/99
Net asset value, beginning of period ......  $22.93   $19.23   $23.79   $31.08    $31.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........    0.00(d) (0.01)   (0.05)   (0.09)    (0.10)
  Net realized and unrealized
   gains (losses) on investments ..........    2.07     3.75    (4.27)   (5.26)     3.53
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................    2.07     3.74    (4.32)   (5.35)     3.43
------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...................    0.07     0.04       --       --      0.21
  Net realized gains ......................      --       --     0.24     1.94      3.72
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................    0.07     0.04     0.24     1.94      3.93
------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............  $24.93   $22.93   $19.23   $23.79    $31.08
==========================================================================================

TOTAL RETURN (A) ..........................   9.05%   19.46%  (18.41%) (18.30%)   11.25%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $12,355  $10,137    $4,851  $5,129    $4,811
  Ratios to average net assets:
   Net investment income (loss)* ..........   0.01%   (0.04%)  (0.22%)  (0.33%)  (0.32%)
   Net expenses* ..........................   1.53%    1.57%    1.62%    1.62%     1.57%
   Gross expenses* ........................   1.53%    1.57%    1.62%    1.64%     1.57%
  Portfolio turnover rate .................     29%      26%      41%      53%       48%
------------------------------------------------------------------------------------------

                                                                CLASS Y
                                             -----------------------------------------------
                                              9/30/04  9/30/03  9/30/02  9/30/01  9/30/00
--------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --       --       --  11/29/93
Net asset value, beginning of period ......    $24.14   $20.26   $24.94   $32.38   $32.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........      0.27     0.22     0.20     0.20     0.23
  Net realized and unrealized
   gains (losses) on investments ..........      2.17     3.91    (4.49)   (5.50)    3.62
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................      2.44     4.13    (4.29)   (5.30)    3.85
--------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...................      0.23     0.25     0.15     0.20     0.23
  Net realized gains ......................        --       --     0.24     1.94     3.72
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................      0.23     0.25     0.39     2.14     3.95
--------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............    $26.35   $24.14   $20.26   $24.94   $32.38
============================================================================================

TOTAL RETURN (A) ..........................    10.13%   20.47%  (17.58%) (17.50%)  12.38%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $346,807 $307,727 $243,957 $288,666 $377,913
  Ratios to average net assets:
   Net investment income (loss)* ..........     1.02%    0.97%    0.78%    0.68%    0.71%
   Net expenses* ..........................     0.53%    0.58%    0.62%    0.62%    0.58%
   Gross expenses* ........................     0.53%    0.58%    0.62%    0.63%    0.58%
  Portfolio turnover rate .................       29%      26%      41%      53%      48%
--------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                                              CLASS A
                                            -----------------------------------------------
                                             9/30/04  9/30/03  9/30/02   9/30/01  9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --        --       --    9/8/93
Net asset value, beginning of period ......    $9.81    $8.29   $10.07    $12.76   $12.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........     0.07     0.07     0.07      0.05     0.05
  Net realized and unrealized
   gains (losses) on investments ..........     1.13     1.54    (1.79)    (1.96)    1.31
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ..................     1.20     1.61    (1.72)    (1.91)    1.36
-------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...................     0.07     0.09     0.02        --       --
  Net realized gains ......................      --       --      0.04      0.78     0.78
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................     0.07     0.09     0.06      0.78     0.78
-------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............   $10.94    $9.81    $8.29    $10.07   $12.76
===========================================================================================

TOTAL RETURN (A) ..........................   12.32%   19.49%  (17.24%)  (15.95%)  11.35%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $48,065  $48,400  $43,157   $46,045  $43,283
  Ratios to average net assets:
    Net investment income (loss)* .........    0.61%    0.73%    0.66%     0.42%    0.38%
    Net expenses* .........................    1.20%    1.13%    1.01%     1.08%    1.05%
    Gross expenses* .......................    1.31%    1.18%    1.01%     1.09%    1.05%
  Portfolio turnover rate .................      32%      29%      39%       52%      49%
-------------------------------------------------------------------------------------------

                                                                CLASS B
                                            ----------------------------------------------
                                             9/30/04  9/30/03   9/30/02  9/30/01  9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --        --       --   9/8/93
Net asset value, beginning of period ......    $9.39    $7.93     $9.69   $12.39   $11.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........    (0.01)   (0.00)(d) (0.01)   (0.04)   (0.04)
  Net realized and unrealized
   gains (losses) on investments ..........     1.09     1.46     (1.71)   (1.88)    1.27
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ..................     1.08     1.46     (1.72)   (1.92)    1.23
------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...................       --       --        --       --       --
  Net realized gains ......................       --       --      0.04     0.78     0.78
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................       --       --      0.04     0.78     0.78
------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............   $10.47    $9.39     $7.93    $9.69   $12.39
==========================================================================================

TOTAL RETURN (A) ..........................   11.50%   18.41%   (17.88%) (16.54%)  10.44%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $9,734  $13,568   $14,437  $28,131  $45,675
  Ratios to average net assets:
    Net investment income (loss)* .........   (0.13%)  (0.02%)   (0.09%)  (0.32%)  (0.36%)
    Net expenses* .........................    1.95%    1.87%     1.78%    1.83%    1.80%
    Gross expenses* .......................    2.05%    1.92%     1.78%    1.83%    1.80%
  Portfolio turnover rate .................      32%      29%       39%      52%      49%
------------------------------------------------------------------------------------------

                                                          CLASS C (LEVEL LOAD)
                                           -----------------------------------------------
                                             9/30/04  9/30/03   9/30/02  9/30/01  9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --         --       --  9/30/99
Net asset value, beginning of period .....     $9.37    $7.92     $9.68   $12.40   $11.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......     (0.01)   (0.00)(d) (0.01)   (0.04)   (0.05)
  Net realized and unrealized
   gains (losses) on investments .........      1.08     1.48     (1.71)   (1.90)    1.29
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      1.07     1.48     (1.72)   (1.94)    1.24
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................      0.01     0.03        --       --       --
  Net realized gains .....................        --       --      0.04     0.78     0.78
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................      0.01     0.03      0.04     0.78     0.78
------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........    $10.43    $9.37     $7.92    $9.68   $12.40
==========================================================================================

TOTAL RETURN (A) .........................    11.43%   18.68%   (17.90%) (16.70%)  10.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $1,690   $1,783    $1,097     $982     $847
  Ratios to average net assets:
    Net investment income (loss)* ........    (0.14%)  (0.04%)   (0.08%)  (0.34%)  (0.41%)
    Net expenses* ........................     1.95%    1.88%     1.76%    1.83%    1.80%
    Gross expenses* ......................     2.05%    1.94%     1.76%    1.84%    1.80%
  Portfolio turnover rate ................       32%      29%       39%      52%      49%
------------------------------------------------------------------------------------------


                                                              CLASS Y
                                           ---------------------------------------------
                                           9/30/04   9/30/03  9/30/02  9/30/01  9/30/00
----------------------------------------------------------------------------------------
INCEPTION DATE                                --        --       --       --     1/5/98
Net asset value, beginning of period .....  $10.37     $8.77   $10.65   $13.41   $12.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......    0.10      0.09     0.10     0.08     0.08
  Net realized and unrealized
   gains (losses) on investments .........    1.17      1.62    (1.89)   (2.06)    1.37
----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................    1.27      1.71    (1.79)   (1.98)    1.45
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................    0.10      0.11     0.05       --       --
  Net realized gains .....................      --        --     0.04     0.78     0.78
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................    0.10      0.11     0.09     0.78     0.78
----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........  $11.54    $10.37    $8.77   $10.65   $13.41
========================================================================================

TOTAL RETURN (A) .........................  12.29%    19.64%  (17.03%) (15.69%)  11.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)     $42    $5,993   $4,227   $5,686   $3,769
  Ratios to average net assets:
    Net investment income (loss)* ........   0.93%     0.96%    0.91%    0.67%    0.61%
    Net expenses* ........................   0.95%     0.88%    0.77%    0.83%    0.80%
    Gross expenses* ......................   0.99%     0.94%    0.77%    0.84%    0.80%
  Portfolio turnover rate ................     32%       29%      39%      52%      49%
----------------------------------------------------------------------------------------



See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                                              CLASS A
                                           ------------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                 --        --        --       --   9/30/98
Net asset value, beginning of period .....   $12.67   $11.49   $13.74   $13.60    $12.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......    (0.06)   (0.01)   (0.01)    0.05      0.00(h)
  Net realized and unrealized
    gains (losses) on investments ........     2.26     1.19    (0.11)    0.56      3.10
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     2.20     1.18    (0.12)    0.61      3.10
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................       --       --     0.05       --        --
  Net realized gains .....................       --       --     2.08     0.47      1.66
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       --       --     2.13     0.47      1.66
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $14.87   $12.67   $11.49   $13.74    $13.60
===========================================================================================

TOTAL RETURN (A) .........................   17.36%   10.27%   (2.92%)   4.70%    27.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $48,852  $51,902  $44,547  $32,918   $29,228
  Ratios to average net assets:
   Net investment income (loss)* .........   (0.38%)  (0.06%)  (0.05%)   0.36%     0.02%
   Net expenses* .........................    1.24%    1.24%    1.15%    1.12%     1.10%
   Gross expenses* .......................    1.25%    1.24%    1.17%    1.17%     1.11%
  Portfolio turnover rate ................      93%     122%     138%     146%      219%
-------------------------------------------------------------------------------------------

                                                              CLASS B
                                           ----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01  9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                  --        --       --       --  9/30/98
Net asset value, beginning of period .....   $12.22   $11.16   $13.44   $13.41   $12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......    (0.16)   (0.09)   (0.10)   (0.05)   (0.10)
  Net realized and unrealized
    gains (losses) on investments ........     2.16     1.15    (0.10)    0.55     3.08
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     2.00     1.06    (0.20)    0.50     2.98
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................       --       --       --       --       --
  Net realized gains .....................       --       --     2.08     0.47     1.66
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       --       --     2.08     0.47     1.66
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $14.22   $12.22   $11.16   $13.44   $13.41
=========================================================================================

TOTAL RETURN (A) .........................   16.37%    9.50%   (3.58%)   4.00%   26.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $11,885  $18,694  $15,984  $13,320  $11,853
  Ratios to average net assets:
   Net investment income (loss)* .........   (1.15%)  (0.81%)  (0.80%)  (0.40%)  (0.75%)
   Net expenses* .........................    1.99%    1.99%    1.90%    1.88%    1.85%
   Gross expenses* .......................    2.00%    1.99%    1.92%    1.92%    1.86%
  Portfolio turnover rate ................      93%     122%     138%     146%     219%
-----------------------------------------------------------------------------------------

                                                           CLASS C (LEVEL LOAD)
                                           -------------------------------------------------
                                             9/30/04 9/30/03   9/30/02   9/30/01   9/30/00
--------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --        --       --    9/30/99
Net asset value, beginning of period ....     $12.19   $11.14   $13.44    $13.41    $12.09
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ......      (0.16)   (0.09)   (0.10)    (0.06)    (0.10)
  Net realized and unrealized
    gains (losses) on investments .......       2.16     1.14    (0.09)     0.56      3.08
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................       2.00     1.05    (0.19)     0.50      2.98
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................         --       --     0.03        --        --
  Net realized gains ....................         --       --     2.08      0.47      1.66
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................         --       --     2.11      0.47      1.66
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........     $14.19   $12.19   $11.14    $13.44    $13.41
============================================================================================

TOTAL RETURN (A) ........................     16.41%    9.43%   (3.63%)    4.00%    26.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $9,615   $8,945   $5,002      $455      $159
  Ratios to average net assets:
   Net investment income (loss)* ........     (1.12%)  (0.83%)  (0.79%)   (0.45%)   (0.76%)
   Net expenses* ........................      1.99%    2.01%    1.90%     1.88%     1.85%
   Gross expenses* ......................      2.00%    2.01%    1.97%     1.94%     1.86%
  Portfolio turnover rate ...............        93%     122%     138%      146%      219%
--------------------------------------------------------------------------------------------

                                                                CLASS Y
                                           ------------------------------------------------
                                             9/30/04   9/30/03  9/30/02  9/30/01  9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --       --       --   9/30/98
Net asset value, beginning of period ....     $12.81    $11.59   $13.85   $13.66   $12.18
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ......      (0.02)     0.02     0.03     0.09     0.05
  Net realized and unrealized
    gains (losses) on investments .......       2.28      1.20    (0.12)    0.57     3.09
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................       2.26      1.22    (0.09)    0.66     3.14
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................         --        --     0.09       --       --
  Net realized gains ....................         --        --     2.08     0.47     1.66
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................         --        --     2.17     0.47     1.66
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........     $15.07    $12.81   $11.59   $13.85   $13.66
===========================================================================================

TOTAL RETURN (A) ........................     17.64%    10.53%   (2.71%)   5.06%   28.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $23,144   $19,715   $8,759   $5,892  $10,934
  Ratios to average net assets:
   Net investment income (loss)* ........     (0.12%)    0.18%    0.22%    0.65%    0.35%
   Net expenses* ........................      0.99%     1.01%    0.90%    0.87%    0.83%
   Gross expenses* ......................      1.00%     1.01%    0.94%    0.91%    0.83%
  Portfolio turnover rate ...............        93%      122%     138%     146%     219%
-------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

                                                            CLASS A
                                         ------------------------------------------------
                                          9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                 --       --      --       --     1/5/93
Net asset value, beginning of period ...   $16.07   $13.39   $16.58   $27.18    $25.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .....     0.04     0.04     0.05     0.08      0.03
  Net realized and unrealized
   gains (losses) on investments .......     2.05     2.71    (3.16)   (6.26)     3.61
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................     2.09     2.75    (3.11)   (6.18)     3.64
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................     0.03     0.07     0.06       --        --
  Net realized gains ...................       --       --     0.02     4.42      2.32
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................     0.03     0.07     0.08     4.42      2.32
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........   $18.13   $16.07   $13.39   $16.58    $27.18
=========================================================================================

TOTAL RETURN (A) .......................   13.03%   20.56%  (18.89%) (26.69%)   14.45%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................  $30,324  $27,864  $25,641  $42,200   $49,784
  Ratios to average net assets:
   Net investment income (loss)*            0.22%    0.26%    0.30%    0.39%     0.11%
   Net expenses* .......................    1.65%    1.50%    1.27%    1.34%     1.31%
   Gross expenses* .....................    1.67%    1.57%    1.27%    1.35%     1.31%
  Portfolio turnover rate ..............      28%      64%      51%      62%       77%
-----------------------------------------------------------------------------------------

                                                             CLASS B
                                         ----------------------------------------------
                                          9/30/04  9/30/03   9/30/02  9/30/01  9/30/00
---------------------------------------------------------------------------------------
INCEPTION DATE                               --         --        --       -- 12/22/93
Net asset value, beginning of period ...  $14.94    $12.48    $15.52   $25.90   $24.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .....   (0.09)    (0.07)    (0.07)   (0.08)   (0.16)
  Net realized and unrealized
   gains (losses) on investments .......    1.91      2.53     (2.95)   (5.88)    3.46
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................    1.82      2.46     (3.02)   (5.96)    3.30
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................      --        --        --       --       --
  Net realized gains ...................      --        --      0.02     4.42     2.32
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................      --        --      0.02     4.42     2.32
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........  $16.76    $14.94    $12.48   $15.52   $25.90
=======================================================================================

TOTAL RETURN (A) .......................  12.18%    19.71%   (19.48%) (27.24%)  13.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................  $1,047    $1,503      $906   $1,327   $2,384
  Ratios to average net assets:
   Net investment income (loss)*          (0.51%)   (0.51%)   (0.46%)  (0.42%)  (0.60%)
   Net expenses* .......................   2.40%     2.27%     2.03%    2.09%    2.06%
   Gross expenses* .....................   2.42%     2.36%     2.03%    2.10%    2.06%
  Portfolio turnover rate ..............     28%       64%       51%      62%      77%
---------------------------------------------------------------------------------------

                                                         CLASS C (LEVEL LOAD)
------------------------------------------------------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                  --       --        --       --   9/30/99
Net asset value, beginning of period .....   $15.04   $12.47   $15.51   $25.90    $24.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......    (0.09)   (0.07)   (0.06)   (0.07)    (0.13)
  Net realized and unrealized
   gains (losses) on investments .........     1.93     2.64    (2.96)   (5.90)     3.43
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     1.84     2.57    (3.02)   (5.97)     3.30
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................       --       --       --       --        --
  Net realized gains .....................       --       --     0.02     4.42      2.32
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       --       --     0.02     4.42      2.32
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $16.88   $15.04   $12.47   $15.51    $25.90
==========================================================================================

TOTAL RETURN (A) .........................   12.23%   20.61%  (19.50%) (27.27%)   13.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................     $423     $326     $293     $279      $180
  Ratios to average net assets:
   Net investment income (loss)* .........   (0.51%)  (0.47%)  (0.39%)  (0.36%)   (0.49%)
   Net expenses* .........................    2.40%    2.26%    2.02%    2.09%     2.05%
   Gross expenses* .......................    2.42%    2.33%    2.02%    2.10%     2.05%
  Portfolio turnover rate ................      28%      64%      51%      62%       77%
------------------------------------------------------------------------------------------

                                                                 CLASS Y
-------------------------------------------------------------------------------------------
                                             9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                    --        --        --       -- 11/29/93
Net asset value, beginning of period .....    $16.14    $13.45    $16.66   $27.22   $25.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......      0.09      0.08      0.09     0.10     0.11
  Net realized and unrealized
   gains (losses) on investments .........      2.05      2.72     (3.16)   (6.24)    3.59
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      2.14      2.80     (3.07)   (6.14)    3.70
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................      0.07      0.11      0.12       --       --
  Net realized gains .....................        --        --      0.02     4.42     2.32
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................      0.07      0.11      0.14     4.42     2.32
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........    $18.21    $16.14    $13.45   $16.66   $27.22
===========================================================================================

TOTAL RETURN (A) .........................    13.31%    20.87%   (18.65%) (26.50%)  14.75%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................   $16,596   $13,548   $10,516  $13,068  $30,956
  Ratios to average net assets:
   Net investment income (loss)* .........     0.49%     0.51%     0.56%    0.48%    0.38%
   Net expenses* .........................     1.40%     1.26%     1.02%    1.09%    1.06%
   Gross expenses* .......................     1.42%     1.34%     1.02%    1.10%    1.06%
  Portfolio turnover rate ................       28%       64%       51%      62%      77%
-------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                             CLASS A
                                           -----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --    3/2/94
Net asset value, beginning of period .....   $10.58    $9.41   $11.87   $19.24    $18.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......     0.09     0.07     0.06     0.11      0.07
  Net realized and unrealized
   gains (losses) on investments .........     2.11     1.17    (2.44)   (5.64)     1.83
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     2.20     1.24    (2.38)   (5.53)     1.90
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.05     0.07     0.08       --        --
  Net realized gains .....................       --       --       --     1.84      0.99
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.05     0.07     0.08     1.84      0.99
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $12.73   $10.58    $9.41   $11.87    $19.24
==========================================================================================

TOTAL RETURN (A) .........................   20.88%   13.18%  (20.28%) (31.34%)   10.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................  $23,144  $19,694  $19,773  $33,328   $40,282
  Ratios to average net assets:
   Net investment income (loss)* .........    0.69%    0.75%    0.50%    0.71%     0.33%
   Net expenses* .........................    1.58%    1.51%    1.35%    1.34%     1.33%
   Gross expenses* .......................    1.58%    1.51%    1.38%    1.34%     1.33%
  Portfolio turnover rate ................      31%      68%      53%      68%       76%
------------------------------------------------------------------------------------------

                                                                 CLASS B
                                            ------------------------------------------------
                                             9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
--------------------------------------------------------------------------------------------
INCEPTION DATE                                    --        --        --       --   3/2/94
Net asset value, beginning of period .....     $9.92     $8.86    $11.18   $18.36   $17.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......     (0.00)(d) (0.01)    (0.03)   (0.02)   (0.08)
  Net realized and unrealized
   gains (losses) on investments .........      1.98      1.07     (2.29)   (5.32)    1.77
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      1.98      1.06     (2.32)   (5.34)    1.69
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................      0.01        --        --       --       --
  Net realized gains .....................        --        --        --     1.84     0.99
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................      0.01        --        --     1.84     0.99
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........    $11.89     $9.92     $8.86   $11.18   $18.36
============================================================================================

TOTAL RETURN (A) .........................    19.97%    11.96%   (20.84%) (31.92%)   9.68%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................    $1,286      $954      $784   $1,166   $1,828
  Ratios to average net assets:
   Net investment income (loss)* .........    (0.02%)   (0.09%)   (0.24%)  (0.13%   (0.39%)
   Net expenses* .........................     2.33%     2.25%     2.10%    2.09%    2.08%
   Gross expenses* .......................     2.33%     2.25%     2.14%    2.09%    2.08%
  Portfolio turnover rate ................       31%       68%       53%      68%      76%
--------------------------------------------------------------------------------------------

                                                         CLASS C (LEVEL LOAD)
                                          -----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --   9/30/99
Net asset value, beginning of period .....    $9.95    $8.85   $11.18   $18.37    $17.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......    (0.01)    0.00(d) (0.01)   (0.01)    (0.06)
  Net realized and unrealized
   gains (losses) on investments .........     2.01     1.12    (2.32)   (5.34)     1.76
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     2.00     1.12    (2.33)   (5.35)     1.70
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.01     0.02       --       --        --
  Net realized gains .....................       --       --       --     1.84      0.99
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.01     0.02       --     1.84      0.99
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $11.94    $9.95    $8.85   $11.18    $18.37
=========================================================================================

TOTAL RETURN (A) .........................   20.07%   12.62%  (20.91%) (31.86%)    9.68%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................   $1,081   $1,200     $394     $246      $283
  Ratios to average net assets:
   Net investment income (loss)* .........   (0.09%)   0.05%   (0.12%)  (0.06%)   (0.29%)
   Net expenses* .........................    2.32%    2.27%    2.10%    2.09%     2.07%
   Gross expenses* .......................    2.33%    2.28%    2.15%    2.09%     2.07%
  Portfolio turnover rate ................      31%      68%      53%      68%       76%
-----------------------------------------------------------------------------------------

                                                                CLASS Y
                                            ------------------------------------------------
                                             9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
--------------------------------------------------------------------------------------------
INCEPTION DATE                                    --        --        --       --   3/2/94
Net asset value, beginning of period .....    $10.68     $9.53    $12.02   $19.42   $18.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......      0.12      0.09      0.09     0.16     0.16
  Net realized and unrealized
   gains (losses) on investments .........      2.14      1.16     (2.46)   (5.72)    1.81
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      2.26      1.25     (2.37)   (5.56)    1.97
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................      0.09      0.10      0.12       --       --
  Net realized gains .....................        --        --        --     1.84     0.99
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................      0.09      0.10      0.12     1.84     0.99
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........    $12.85    $10.68     $9.53   $12.02   $19.42
============================================================================================

TOTAL RETURN (A) .........................    21.22%    13.19%   (20.05%) (31.22%)  10.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................   $46,942   $37,413   $24,997  $31,781  $38,241
  Ratios to average net assets:
   Net investment income (loss)* .........     0.95%     0.91%     0.75%    1.03%    0.75%
   Net expenses* .........................     1.33%     1.25%     1.10%    1.09%    1.08%
   Gross expenses* .......................     1.33%     1.26%     1.14%    1.09%    1.08%
  Portfolio turnover rate ................       31%       68%       53%      68%      76%
--------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------

                                                                CLASS A
                                           -------------------------------------------------
                                             9/30/04  9/30/03   9/30/02  9/30/01   9/30/00
--------------------------------------------------------------------------------------------
INCEPTION DATE                                    --       --        --       --  12/31/96
Net asset value, beginning of period ......   $23.26   $18.50    $22.63   $31.38    $27.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss (b) .................    (0.01)   (0.05)    (0.08)   (0.09)    (0.07)
  Net realized and unrealized
    gains (losses) on investments .........     1.46     4.81     (3.32)   (7.06)     5.10
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................     1.45     4.76     (3.40)   (7.15)     5.03
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................       --       --        --       --        --
  Net realized gains ......................       --       --      0.73     1.60      1.15
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................       --       --      0.73     1.60      1.15
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............   $24.71   $23.26    $18.50   $22.63    $31.38
============================================================================================

TOTAL RETURN (A) ..........................    6.23%   25.73%   (15.97%) (23.94%)   18.61%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $378,947 $243,274  $127,446 $104,215  $128,255
  Ratios to average net assets:
   Net investment loss* ...................   (0.04%)  (0.23%)   (0.36%)  (0.32%)   (0.24%)
   Net expenses* ..........................    1.00%    1.07%     1.05%    1.08%     1.01%
   Gross expenses* ........................    1.00%    1.08%     1.05%    1.10%     1.01%
  Portfolio turnover rate .................      21%      17%       19%      20%       22%
--------------------------------------------------------------------------------------------

                                                               CLASS B
                                           ------------------------------------------------
                                            9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --        --       -- 12/31/96
Net asset value, beginning of period ......  $22.09    $17.70    $21.84   $30.55   $27.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss (b) .................   (0.19)    (0.20)    (0.26)   (0.29)   (0.30)
  Net realized and unrealized
    gains (losses) on investments .........    1.39      4.59     (3.15)   (6.82)    5.00
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................    1.20      4.39     (3.41)   (7.11)    4.70
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................      --        --        --       --       --
  Net realized gains ......................      --        --      0.73     1.60     1.15
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................      --        --      0.73     1.60     1.15
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............  $23.29    $22.09    $17.70   $21.84   $30.55
===========================================================================================

TOTAL RETURN (A) ..........................   5.43%    24.80%   (16.61%) (24.48%)  17.70%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $35,377   $34,657   $25,900  $32,761  $41,795
  Ratios to average net assets:
   Net investment loss* ...................  (0.78%)   (0.98%)   (1.13%)  (1.07%)  (0.98%)
   Net expenses* ..........................   1.75%     1.82%     1.81%    1.83%    1.75%
   Gross expenses* ........................   1.75%     1.82%     1.81%    1.85%    1.75%
  Portfolio turnover rate .................     21%       17%       19%      20%      22%
-------------------------------------------------------------------------------------------

                                                        CLASS C (LEVEL LOAD)
                                           ----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --   9/30/99
Net asset value, beginning of period .....   $22.10   $17.69   $21.84   $30.55    $27.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......    (0.19)   (0.20)   (0.23)   (0.29)    (0.31)
  Net realized and unrealized
      gains (losses) on investments ......     1.39     4.61    (3.19)   (6.82)     5.01
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     1.20     4.41    (3.42)   (7.11)     4.70
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................       --       --       --       --        --
  Net realized gains .....................       --       --     0.73     1.60      1.15
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       --       --     0.73     1.60      1.15
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $23.30   $22.10   $17.69   $21.84    $30.55
=========================================================================================
TOTAL RETURN (A) .........................    5.43%   24.93%  (16.66%) (24.48%)   17.66%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $68,744  $47,482  $14,003   $3,933    $3,134
  Ratios to average net assets:
   Net investment income (loss)* .........   (0.79%)  (0.99%)  (1.04%)  (1.08%)   (0.98%)
   Net expenses* .........................    1.75%    1.83%    1.77%    1.84%     1.75%
   Gross expenses* .......................    1.75%    1.84%    1.77%    1.87%     1.75%
  Portfolio turnover rate ................      21%      17%      19%      20%       22%
-----------------------------------------------------------------------------------------

                                                                CLASS Y
                                           ------------------------------------------------
                                            9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --        --       -- 12/31/96
Net asset value, beginning of period .....   $23.60    $18.72    $22.84   $31.58   $27.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......     0.05      0.00(d)  (0.03)   (0.02)    0.00(d)
  Net realized and unrealized
      gains (losses) on investments ......     1.48      4.88     (3.36)   (7.12)    5.13
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     1.53      4.88     (3.39)   (7.14)    5.13
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................       --        --        --       --       --
  Net realized gains .....................       --        --      0.73     1.60     1.15
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       --        --      0.73     1.60     1.15
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $25.13    $23.60    $18.72   $22.84   $31.58
===========================================================================================
TOTAL RETURN (A) .........................    6.48%    26.07%   (15.78%) (23.75%)  18.87%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $139,864   $93,875  $47,446   $47,064  $33,089
  Ratios to average net assets:
   Net investment income (loss)* .........    0.21%     0.02%   (0.11%)   (0.09%)   0.01%
   Net expenses* .........................    0.75%     0.82%     0.80%    0.84%    0.76%
   Gross expenses* .......................    0.75%     0.83%     0.80%    0.87%    0.76%
  Portfolio turnover rate ................      21%       17%       19%      20%      22%
-------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------

                                                              CLASS A
                                          ------------------------------------------------
                                            9/30/04 9/30/03   9/30/02  9/30/01   9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --    1/5/93
Net asset value, beginning of period ....    $22.19   $19.30   $22.20   $26.86    $25.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .............      0.30     0.31     0.43     0.58      0.64
  Net realized and unrealized
    gains (losses) on investments .......      1.45     2.99    (1.88)   (2.85)     2.69
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................      1.75     3.30    (1.45)   (2.27)     3.33
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................      0.27     0.41     0.54     0.64      0.50
  Net realized gains ....................        --       --     0.91     1.75      1.01
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................      0.27     0.41     1.45     2.39      1.51
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........    $23.67   $22.19   $19.30   $22.20    $26.86
==========================================================================================

TOTAL RETURN (A) ........................     7.94%   17.33%   (7.48%)  (9.31%)   13.78%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................  $128,471 $113,033  $96,111 $104,421  $128,847
  Ratios to average net assets:
   Net investment income* ...............     1.28%    1.50%    1.97%    2.35%     2.44%
   Net expenses* ........................     0.81%    0.84%    0.86%    0.86%     0.84%
   Gross expenses* ......................     0.81%    0.84%    0.86%    0.86%     0.84%
  Portfolio turnover rate ...............      135%     134%     115%     121%      103%
------------------------------------------------------------------------------------------

                                                              CLASS B
                                          -------------------------------------------------
                                           9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                  --        --        --       -- 12/22/93
Net asset value, beginning of period ....   $21.50    $18.69    $21.53   $26.13   $24.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .............     0.12      0.15      0.26     0.38     0.43
  Net realized and unrealized
    gains (losses) on investments .......     1.42      2.90     (1.84)   (2.77)    2.63
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................     1.54      3.05     (1.58)   (2.39)    3.06
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................     0.13      0.24      0.35     0.46     0.37
  Net realized gains ....................       --        --      0.91     1.75     1.01
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................     0.13      0.24      1.26     2.21     1.38
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........   $22.91    $21.50    $18.69   $21.53   $26.13
===========================================================================================

TOTAL RETURN (A) ........................    7.15%    16.45%    (8.19%) (10.00%)  12.94%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................  $20,077   $17,297   $15,215  $19,353  $21,225
  Ratios to average net assets:
   Net investment income* ...............    0.53%     0.75%     1.20%    1.60%    1.69%
   Net expenses* ........................    1.56%     1.59%     1.61%    1.61%    1.59%
   Gross expenses* ......................    1.56%     1.59%     1.61%    1.61%    1.59%
  Portfolio turnover rate ...............     135%      134%      115%     121%     103%
-------------------------------------------------------------------------------------------

                                                        CLASS C  (LEVEL LOAD)
                                           -----------------------------------------------
                                            9/30/04  9/30/03  9/30/02   9/30/01   9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --        --   9/30/99
Net asset value, beginning of period .....   $21.18   $18.44   $21.31    $25.91    $24.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............     0.13     0.15     0.26      0.37      0.46
  Net realized and unrealized
   gains (losses) on investments .........     1.39     2.89    (1.84)    (2.71)     2.55
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     1.52     3.04    (1.58)    (2.34)     3.01
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.19     0.30     0.38      0.51      0.54
  Net realized gains .....................       --       --     0.91      1.75      1.01
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.19     0.30     1.29      2.26      1.55
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $22.51   $21.18   $18.44    $21.31    $25.91
==========================================================================================

TOTAL RETURN (A) .........................    7.14%   16.62%   (8.21%)  (10.00%)   12.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................  $15,743   $5,355   $2,904    $2,778    $2,271
  Ratios to average net assets:
   Net investment income* ................    0.57%    0.74%    1.23%     1.59%     1.80%
   Net expenses* .........................    1.55%    1.58%    1.61%     1.61%     1.59%
   Gross expenses* .......................    1.56%    1.58%    1.61%     1.61%     1.59%
  Portfolio turnover rate ................     135%     134%     115%      121%      103%
------------------------------------------------------------------------------------------

                                                               CLASS Y
                                           ------------------------------------------------
                                            9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --        --       -- 11/29/93
Net asset value, beginning of period .....   $22.24    $19.34    $22.25   $26.92   $25.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............     0.36      0.36      0.49     0.63     0.70
  Net realized and unrealized
   gains (losses) on investments .........     1.47      3.01     (1.90)   (2.85)    2.70
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     1.83      3.37     (1.41)   (2.22)    3.40
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.33      0.47      0.59     0.70     0.57
  Net realized gains .....................       --        --      0.91     1.75     1.01
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.33      0.47      1.50     2.45     1.58
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $23.74    $22.24    $19.34   $22.25   $26.92
=========================================================================================

TOTAL RETURN (A) .........................    8.22%    17.65%    (7.27%)  (9.10%)  14.06%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................ $107,340  $103,532   $78,294  $82,850  $70,334
  Ratios to average net assets:
   Net investment income* ................    1.52%     1.75%     2.22%    2.59%    2.69%
   Net expenses* .........................    0.56%     0.59%     0.61%    0.62%    0.59%
   Gross expenses* .......................    0.56%     0.59%     0.61%    0.62%    0.59%
  Portfolio turnover rate ................     135%      134%      115%     121%     103%
-------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                             CLASS A
                                          -----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --    9/8/93
Net asset value, beginning of period ....     $8.90    $8.94    $8.54    $8.06     $8.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .............      0.25     0.30     0.35     0.46      0.52
  Net realized and unrealized
   gains (losses) on investments ........     (0.11)   (0.04)    0.42     0.50     (0.02)
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................      0.14     0.26     0.77     0.96      0.50
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................      0.25     0.30     0.37     0.48(c)   0.58
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................      0.25     0.30     0.37     0.48      0.58
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........     $8.79    $8.90    $8.94    $8.54     $8.06
=========================================================================================
TOTAL RETURN (A) ........................     1.60%    2.95%    9.38%   12.16%     6.48%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................  $169,373 $194,705 $204,181 $174,496  $102,907
  Ratios to average net assets:
   Net investment income* ...............     2.80%    3.36%    4.13%    5.59%     6.53%
   Net expenses* ........................     0.95%    0.87%    0.85%    0.85%     0.85%
   Gross expenses* ......................     0.96%    0.87%    0.85%    0.92%     0.99%
  Portfolio turnover rate ...............      217%     151%     182%     189%       79%
-----------------------------------------------------------------------------------------

                                                              CLASS B
                                          ------------------------------------------------
                                          9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                --        --       --       --    4/22/87
Net asset value, beginning of period ....   $8.98     $9.01     $8.61    $8.12    $8.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .............    0.18      0.24      0.28     0.41     0.47
  Net realized and unrealized
   gains (losses) on investments ........   (0.12)    (0.04)     0.43     0.50    (0.03)
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................    0.06      0.20      0.71     0.91     0.44
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................    0.18      0.23      0.31     0.42(c)  0.52
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................    0.18      0.23      0.31     0.42     0.52
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........   $8.86     $8.98     $9.01    $8.61    $8.12
==========================================================================================
TOTAL RETURN (A) ........................   0.74%     2.31%     8.41%   11.52%    5.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................  $5,159    $8,366   $16,462  $58,838 $135,488
  Ratios to average net assets:
   Net investment income* ...............   2.04%     2.68%     3.31%    4.90%    5.83%
   Net expenses* ........................   1.70%     1.62%     1.60%    1.60%    1.60%
   Gross expenses* ......................   1.71%     1.62%     1.64%    1.70%    1.72%
  Portfolio turnover rate ...............    217%      151%      182%     189%      79%
------------------------------------------------------------------------------------------

                                                         CLASS C (LEVEL LOAD)
------------------------------------------------------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                 --        --        --       --   9/30/99
Net asset value, beginning of period .....    $9.00    $9.04    $8.64    $8.14     $8.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............     0.18     0.24     0.30     0.41      0.47
  Net realized and unrealized
   gains (losses) on investments .........    (0.11)   (0.05)    0.41     0.51      0.01
------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..................     0.07     0.19     0.71     0.92      0.48
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.18     0.23     0.31     0.42(c)   0.54
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.18     0.23     0.31     0.42      0.54
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........    $8.89    $9.00    $9.04    $8.64     $8.14
==========================================================================================
TOTAL RETURN (A) .........................    0.85%    2.19%    8.38%   11.63%     6.08%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................     $777   $1,047   $1,142     $122       $10
  Ratios to average net assets:
   Net investment income* ................    2.04%    2.61%    3.40%    4.91%     5.95%
   Net expenses* .........................    1.70%    1.62%    1.57%    1.60%     1.60%
   Gross expenses* .......................    1.71%    1.62%    1.57%    1.64%     1.71%
  Portfolio turnover rate ................     217%     151%     182%     189%       79%
------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

                                                              CLASS A
                                          --------------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
--------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --    3/2/94
Net asset value, beginning of period ....    $12.04   $12.21   $12.17   $11.68    $11.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .............      0.36     0.34     0.57     0.65      0.65
  Net realized and unrealized
   gains (losses) on investments ........     (0.25)   (0.09)    0.11     0.50     (0.01)(e)
--------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS .................      0.11     0.25     0.68     1.15      0.64
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................      0.36     0.41     0.59     0.66      0.66
  Net realized gains ....................      0.09     0.01     0.05       --      0.01
  Return of capital .....................      0.03       --       --       --        --
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................      0.48     0.42     0.64     0.66      0.67
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........    $11.67   $12.04   $12.21   $12.17    $11.68
============================================================================================

TOTAL RETURN (A) ........................     0.91%    2.06%    5.65%   10.10%     5.67%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................   $53,825  $64,054  $54,089  $27,798   $22,016
  Ratios to average net assets:
   Net investment income* ...............     3.02%    2.82%    4.70%    5.50%     5.63%
   Net expenses* ........................     0.75%    0.73%    0.70%    0.70%     0.68%
   Gross expenses* ......................     0.86%    0.80%    0.78%    0.88%     0.74%
  Portfolio turnover rate ...............       89%     110%      42%      79%      170%
--------------------------------------------------------------------------------------------

                                                              CLASS B
                                          ------------------------------------------------
                                          9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                 --        --        --       --   3/2/94
Net asset value, beginning of period ....  $12.02    $12.19    $12.16   $11.66   $11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .............    0.29      0.27      0.50     0.56     0.57
  Net realized and unrealized
   gains (losses) on investments ........   (0.25)    (0.10)     0.10     0.52    (0.01)(e)
------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS .................    0.04      0.17      0.60     1.08     0.56
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................    0.29      0.33      0.52     0.58     0.59
  Net realized gains ....................    0.09      0.01      0.05       --     0.01
  Return of capital .....................    0.03        --        --       --       --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................    0.41      0.34      0.57     0.58     0.60
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........  $11.65    $12.02    $12.19   $12.16   $11.66
==========================================================================================

TOTAL RETURN (A) ........................   0.30%     1.45%     4.94%    9.55%    4.95%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................  $5,044    $5,206    $3,399     $972     $347
  Ratios to average net assets:
   Net investment income* ...............   2.44%     2.20%     4.11%    4.77%    4.94%
   Net expenses* ........................   1.35%     1.32%     1.30%    1.30%    1.28%
   Gross expenses* ......................   1.46%     1.40%     1.41%    1.44%    1.35%
  Portfolio turnover rate ...............     89%      110%       42%      79%     170%
------------------------------------------------------------------------------------------

                                                        CLASS C (LEVEL LOAD)
                                           ------------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --   9/30/99
Net asset value, beginning of period .....   $12.02   $12.19   $12.16   $11.66    $11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............     0.26     0.24     0.48     0.52      0.56
  Net realized and unrealized
   gains (losses) on investments .........    (0.24)   (0.09)    0.10     0.55     (0.02)(e)
-------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..................     0.02     0.15     0.58     1.07      0.54
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.27     0.31     0.50     0.57      0.57
  Net realized gains .....................     0.09     0.01     0.05       --      0.01
  Return of capital ......................     0.03       --       --       --        --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.39     0.32     0.55     0.57      0.58
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $11.65   $12.02   $12.19   $12.16    $11.66
===========================================================================================

TOTAL RETURN (A) .........................    0.14%    1.29%    4.78%    9.38%     4.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................   $7,591   $8,281   $3,762     $767      $121
  Ratios to average net assets:
   Net investment income* ................    2.24%    1.99%    3.94%    4.41%     4.93%
   Net expenses* .........................    1.50%    1.47%    1.44%    1.45%     1.43%
   Gross expenses* .......................    1.61%    1.55%    1.57%    1.62%     1.48%
  Portfolio turnover rate ................      89%     110%      42%      79%      170%
-------------------------------------------------------------------------------------------

                                                              CLASS Y
                                           --------------------------------------------------
                                           9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
---------------------------------------------------------------------------------------------
INCEPTION DATE                                  --        --        --       --   3/2/94
Net asset value, beginning of period .....  $12.00    $12.17    $12.13   $11.67   $11.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............    0.38      0.40      0.59     0.75     0.74
  Net realized and unrealized
   gains (losses) on investments .........   (0.23)    (0.12)     0.12     0.40    (0.08)(e)
---------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..................    0.15      0.28      0.71     1.15     0.66
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................    0.40      0.44      0.62     0.69     0.69
  Net realized gains .....................    0.09      0.01      0.05       --     0.01
  Return of capital ......................    0.03        --        --       --       --
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................    0.52      0.45      0.67     0.69     0.70
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........  $11.63    $12.00    $12.17   $12.13   $11.67
=============================================================================================

TOTAL RETURN (A) .........................   1.26%     2.32%     6.06%   10.11%    5.85%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................  $7,821    $1,160    $3,272   $2,194  $49,358
  Ratios to average net assets:
   Net investment income* ................   3.41%     3.33%     4.95%    6.36%    6.34%
   Net expenses* .........................   0.50%     0.47%     0.45%    0.42%    0.42%
   Gross expenses* .......................   0.62%     0.52%     0.54%    0.44%    0.42%
  Portfolio turnover rate ................     89%      110%       42%      79%     170%
---------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                                              CLASS A
                                           -----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --    9/8/93
Net asset value, beginning of period ...     $12.19   $12.21   $11.75   $11.16    $11.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ............       0.43     0.44     0.47     0.53      0.53
  Net realized and unrealized
   gains (losses) on investments .......      (0.15)   (0.02)    0.47     0.59      0.02
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................       0.28     0.42     0.94     1.12      0.55
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................       0.43     0.44     0.48     0.53      0.53
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................       0.43     0.44     0.48     0.53      0.53
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........     $12.04   $12.19   $12.21   $11.75    $11.16
==========================================================================================

TOTAL RETURN (A) .......................      2.37%    3.54%    8.29%   10.27%     5.12%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................    $40,638  $41,541  $36,512  $26,304   $19,543
  Ratios to average net assets:
   Net investment income* ..............      3.58%    3.59%    4.03%    4.62%     4.81%
   Net expenses* .......................      0.87%    0.85%    0.85%    0.80%     0.85%
   Gross expenses* .....................      0.90%    0.86%    0.86%    0.83%     0.99%
  Portfolio turnover rate ..............        17%      30%      32%      12%       45%
------------------------------------------------------------------------------------------

                                                                CLASS B
                                           ------------------------------------------------
                                            9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --        --       --   9/8/93
Net asset value, beginning of period ...     $12.18    $12.21    $11.75   $11.16   $11.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ............       0.34      0.35      0.39     0.45     0.45
  Net realized and unrealized
   gains (losses) on investments .......      (0.14)    (0.03)     0.47     0.59     0.03
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................       0.20      0.32      0.86     1.04     0.48
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................       0.34      0.35      0.40     0.45     0.45
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................       0.34      0.35      0.40     0.45     0.45
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........     $12.04    $12.18    $12.21   $11.75   $11.16
===========================================================================================

TOTAL RETURN (A) .......................      1.69%     2.69%     7.49%    9.44%    4.43%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................     $2,582    $3,779    $4,108   $4,739   $5,397
  Ratios to average net assets:
   Net investment income* ..............      2.82%     2.89%     3.31%    3.88%    4.07%
   Net expenses* .......................      1.62%     1.60%     1.59%    1.55%    1.60%
   Gross expenses* .....................      1.66%     1.61%     1.60%    1.59%    1.74%
  Portfolio turnover rate ..............        17%       30%       32%      12%      45%
-------------------------------------------------------------------------------------------

                                                          CLASS C (LEVEL LOAD)
                                           ----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --   9/30/99
Net asset value, beginning of period .....   $12.18   $12.21   $11.75   $11.16    $11.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............     0.34     0.35     0.35     0.45      0.44
  Net realized and unrealized gains
   (losses) on investments ...............    (0.14)   (0.03)    0.50     0.59      0.04
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     0.20     0.32     0.85     1.04      0.48
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.34     0.35     0.39     0.45      0.45
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.34     0.35     0.39     0.45      0.45
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $12.04   $12.18   $12.21   $11.75    $11.16
=========================================================================================

TOTAL RETURN (A) .........................    1.69%    2.77%    7.37%    9.44%     4.43%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................   $1,771   $2,711   $3,364     $115      $105
  Ratios to average net assets:
   Net investment income* ................    2.83%    2.90%    2.92%    3.88%     4.06%
   Net expenses* .........................    1.62%    1.60%    1.60%    1.55%     1.60%
   Gross expenses* .......................    1.66%    1.60%    1.69%    1.59%     1.73%
  Portfolio turnover rate ................      17%      30%      32%      12%       45%
-----------------------------------------------------------------------------------------

                                                               CLASS Y
                                           -----------------------------------------------
                                           9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                  --        --        --       --  9/26/97
Net asset value, beginning of period .....  $13.18    $12.70    $12.22   $11.61   $11.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............    0.50      0.48      0.53     0.58     0.58
  Net realized and unrealized gains
   (losses) on investments ...............   (0.14)     0.50**    0.48     0.61     0.03
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................    0.36      0.98      1.01     1.19     0.61
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................    0.50      0.50**    0.53     0.58     0.58
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................    0.50      0.50      0.53     0.58     0.58
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........  $13.04    $13.18    $12.70   $12.22   $11.61
==========================================================================================

TOTAL RETURN (A) .........................   2.81%     7.88%**   8.56%   10.50%    5.47%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................     $33      $287       $30      $28      $25
  Ratios to average net assets:
   Net investment income* ................   3.81%     3.70%     4.31%    4.88%    5.07%
   Net expenses* .........................   0.62%     0.62%     0.60%    0.55%    0.59%
   Gross expenses* .......................   0.66%     0.63%     0.61%    0.58%    0.73%
  Portfolio turnover rate ................     17%       30%       32%      12%      45%
------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE FIXED INCOME FUND
--------------------------------------------------------------------------------

                                                              CLASS A
                                           ----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --    1/5/93
Net asset value, beginning of period .....   $12.78   $12.75   $12.41   $11.72    $11.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............     0.41     0.41     0.55     0.67      0.70
  Net realized and unrealized
   gains (losses) on investments .........    (0.04)    0.16     0.35     0.72     (0.03)
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     0.37     0.57     0.90     1.39      0.67
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.42     0.44     0.56     0.70      0.71
  Net realized gains .....................     0.17     0.10       --       --        --
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.59     0.54     0.56     0.70      0.71
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $12.56   $12.78   $12.75   $12.41    $11.72
=========================================================================================

TOTAL RETURN (A) .........................    2.99%    4.58%    7.62%   12.12%     5.94%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $153,014 $167,091 $143,442 $129,413  $100,745
  Ratios to average net assets:
   Net investment income* ................    3.30%    3.20%    4.45%    5.54%     6.04%
   Net expenses* .........................    0.78%    0.78%    0.80%    0.80%     0.80%
   Gross expenses* .......................    0.79%    0.78%    0.82%    0.81%     0.80%
  Portfolio turnover rate ................     363%     381%     308%     270%      219%
-----------------------------------------------------------------------------------------

                                                                CLASS B
                                           ------------------------------------------------
                                            9/30/04   9/30/03   9/30/02  9/30/01  9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --        --       -- 12/22/93
Net asset value, beginning of period .....   $12.78    $12.76    $12.41   $11.73   $11.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............     0.32      0.31      0.46     0.58     0.61
  Net realized and unrealized
   gains (losses) on investments .........    (0.04)     0.15      0.36     0.71    (0.03)
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     0.28      0.46      0.82     1.29     0.58
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.33      0.34      0.47     0.61     0.62
  Net realized gains .....................     0.17      0.10        --       --       --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.50      0.44      0.47     0.61     0.62
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $12.56    $12.78    $12.76   $12.41   $11.73
===========================================================================================

TOTAL RETURN (A) .........................    2.22%     3.71%     6.73%   11.26%    5.15%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $3,208    $3,555    $3,242   $2,501   $2,042
  Ratios to average net assets:
   Net investment income* ................    2.55%     2.45%     3.72%    4.78%    5.24%
   Net expenses* .........................    1.53%     1.53%     1.55%    1.55%    1.55%
   Gross expenses* .......................    1.54%     1.54%     1.57%    1.56%    1.55%
  Portfolio turnover rate ................     363%      381%      308%     270%     219%
-------------------------------------------------------------------------------------------

                                                        CLASS C (LEVEL LOAD)
                                           ----------------------------------------------
                                            9/30/04  9/30/03  9/30/02  9/30/01   9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --   9/30/99
Net asset value, beginning of period ......  $12.79   $12.76   $12.41   $11.73    $11.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...............    0.32     0.30     0.46     0.58      0.62
  Net realized and unrealized
   gains (losses) on investments ..........   (0.04)    0.17     0.36     0.71     (0.04)
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................    0.28     0.47     0.82     1.29      0.58
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................    0.33     0.34     0.47     0.61      0.62
  Net realized gains ......................    0.17     0.10       --       --        --
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................    0.50     0.44     0.47     0.61      0.62
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............  $12.57   $12.79   $12.76   $12.41    $11.73
=========================================================================================

TOTAL RETURN (A) ..........................   2.22%    3.78%    6.82%   11.28%     5.15%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .........................  $2,681   $3,274   $1,712     $305      $298
  Ratios to average net assets:
   Net investment income* .................   2.55%    2.36%    3.64%    4.82%     5.40%
   Net expenses* ..........................   1.53%    1.52%    1.54%    1.55%     1.55%
   Gross expenses* ........................   1.54%    1.53%    1.58%    1.56%     1.55%
  Portfolio turnover rate .................    363%     381%     308%     270%      219%
-----------------------------------------------------------------------------------------

                                                              CLASS Y(D)
                                           ------------------------------------------------
                                            9/30/04   9/30/03   9/30/02  9/30/01 9/30/00
-------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --        --       -- 11/29/93
Net asset value, beginning of period ......  $12.77    $12.75    $12.40   $11.71   $11.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...............    0.44      0.44      0.59     0.70     0.74
  Net realized and unrealized
   gains (losses) on investments ..........   (0.04)     0.15      0.35     0.72    (0.05)
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................    0.40      0.59      0.94     1.42     0.69
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................    0.45      0.47      0.59     0.73     0.74
  Net realized gains ......................    0.17      0.10        --       --       --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................    0.62      0.57      0.59     0.73     0.74
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............  $12.55    $12.77    $12.75   $12.40   $11.71
===========================================================================================

TOTAL RETURN (A) ..........................   3.24%     4.75%     7.81%   12.49%    6.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................... $94,622  $110,539   $86,653  $78,626  $59,259
  Ratios to average net assets:
   Net investment income* .................   3.55%     3.45%     4.75%    5.77%    6.34%
   Net expenses* ..........................   0.53%     0.53%     0.55%    0.55%    0.55%
   Gross expenses* ........................   0.54%     0.53%     0.57%    0.56%    0.55%
  Portfolio turnover rate .................    363%      381%      308%     270%     219%
-------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED



GE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                    CLASS A
                                                       -------------------------------------------------------------------------
                                                          9/30/04        9/30/03        9/30/02         9/30/01        9/30/00
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --             --             --              --         1/5/93
Net asset value, beginning of period ..................     $1.00          $1.00          $1.00           $1.00          $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................      0.01           0.01(b)        0.02(b)         0.05           0.06
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ...............      0.01           0.01           0.02            0.05           0.06
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............................      0.01           0.01           0.02            0.05           0.06
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................      0.01           0.01           0.02            0.05           0.06
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........................     $1.00          $1.00          $1.00           $1.00          $1.00
================================================================================================================================
TOTAL RETURN (A) ......................................     0.89%          0.96%          1.68%           4.86%          5.81%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............  $234,979       $269,533       $255,169        $278,435       $268,886
  Ratios to average net assets:
   Net investment income* .............................     0.85%          0.94%          1.69%           4.75%          5.69%
   Net expenses* ......................................     0.35%          0.41%          0.45%           0.49%          0.50%
   Gross expenses* ....................................     0.35%          0.41%          0.45%           0.50%          0.50%
--------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights


(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b) Net investment income per share is based on average shares outstanding during the period.

(c) Certain reclassifications were made to the prior periods' Financial Highlights of GE Government Securities Fund relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

(d) Less than $0.01 per share.

(e) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statements of Operations.

*   Annualized for periods less than one year.

** The Fund recorded an accounting adjustment for $1,100 in 2003 which enhanced performance due to the small size of this share class. Absent this adjustment, the performance for the Class Y Shares would have been 3.80%. The Fund's net realized and unrealized gains (losses) on investments and distributions from net investment income would have been (0.01) per share without this adjustment.



See Notes to Financial Statements.

                                                                          GE                GE                 GE                GE
                                                                        U.S.             VALUE          SMALL-CAP            GLOBAL
Statements of Assets                                                  EQUITY            EQUITY       VALUE EQUITY            EQUITY
and Liabilities SEPTEMBER 30, 2004                                      FUND              FUND               FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market**
      (cost $649,316,003; $52,637,746; $82,558,771;
      $43,399,304; $59,596,560 and
      $577,738,278 respectively) ............................   $701,976,763       $58,590,458       $91,383,492        $48,388,583
   Short-term Investments (at amortized cost) ...............     38,615,986         1,103,575        21,643,369          6,926,452
   Cash .....................................................             --             1,088                --                 --
   Foreign currency (cost $0; $0; $0; $168,981;
      $593,455 and $0 respectively) .........................             --                --                --            169,828
   Receivable for investments sold ..........................      8,347,091           969,954           793,133            410,655
   Income receivables .......................................        490,251            48,043            70,281             76,257
   Receivable for fund shares sold ..........................        404,889             9,256            73,168              4,795
   Variation margin receivable ..............................             --                --                --              1,248
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..........................................    749,834,980        60,722,374       113,963,443         55,977,818
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned .................     25,614,153           566,251        18,720,067          6,386,757
   Payable for investments purchased ........................      4,056,602           507,061            60,325          1,094,474
   Payable for fund shares redeemed .........................      3,394,249            74,615         1,610,695             49,065
   Payable to GEAM ..........................................        314,152            42,406            76,679             56,141
   Variation margin payable .................................            150                --                --              1,348
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .....................................     33,379,306         1,190,333        20,467,766          7,587,785
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS .................................................   $716,455,674       $59,532,041       $93,495,677        $48,390,033
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ..........................................    695,923,512        52,747,324        72,518,223         56,140,868
   Undistributed (distribution in excess of)
      net investment income .................................      4,633,224           207,491            54,310            147,552
   Accumulated net realized gain (loss) .....................    (36,758,422)          624,514        12,098,423        (12,891,912)
   Net unrealized appreciation/ (depreciation) on:
      Investments ...........................................     52,660,760         5,952,712         8,824,721          4,989,279
      Futures ...............................................         (3,400)               --                --              2,889
      Foreign currency related transaction ..................             --                --                --              1,357
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..................................................   $716,455,674       $59,532,041       $93,495,677        $48,390,033
====================================================================================================================================
CLASS A:
Net assets ..................................................   $337,920,208       $48,065,048       $48,852,343        $30,324,490
Shares outstanding ($.001 par value) ........................     12,796,492         4,394,757         3,285,984          1,672,927
Net asset value per share ...................................         $26.41            $10.94            $14.87             $18.13
Maximum offering price per share ............................         $28.02            $11.60            $15.78             $19.24
CLASS B:
Net assets ..................................................    $19,372,914        $9,734,411       $11,884,578         $1,047,310
Shares outstanding ($.001 par value) ........................        768,784           929,669           835,563             62,473
Net asset value per share* ..................................         $25.20            $10.47            $14.22             $16.76
CLASS C: (LEVEL LOAD)
Net assets ..................................................    $12,355,298        $1,690,233        $9,614,500           $422,503
Shares outstanding ($.001 par value) ........................        495,543           161,984           677,548             25,031
Net asset value per share* ..................................         $24.93            $10.43            $14.19             $16.88
CLASS Y:
Net assets ..................................................   $346,807,254           $42,349       $23,144,256        $16,595,730
Shares outstanding ($.001 par value) ........................     13,161,779             3,670         1,535,736            911,511
Net asset value per share ...................................         $26.35            $11.54            $15.07             $18.21



                                                                             GE                 GE
                                                                  INTERNATIONAL            PREMIER
Statements of Assets                                                     EQUITY             GROWTH
and Liabilities SEPTEMBER 30, 2004                                         FUND        EQUITY FUND
---------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market**
      (cost $649,316,003; $52,637,746; $82,558,771;
      $43,399,304; $59,596,560 and
      $577,738,278 respectively) ............................      $71,923,147        $601,294,058
   Short-term Investments (at amortized cost) ...............       15,669,998          47,977,088
   Cash .....................................................          149,903                  --
   Foreign currency (cost $0; $0; $0; $168,981;
      $593,455 and $0 respectively) .........................          586,408                  --
   Receivable for investments sold ..........................          167,413             703,732
   Income receivables .......................................          194,053             243,382
   Receivable for fund shares sold ..........................           32,442           1,353,998
   Variation margin receivable ..............................            1,336                  --
---------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..........................................       88,724,700         651,572,258
---------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned .................       15,180,295          26,101,040
   Payable for investments purchased ........................               --             469,478
   Payable for fund shares redeemed .........................        1,009,478           1,672,953
   Payable to GEAM ..........................................           79,614             396,547
   Variation margin payable .................................            2,339                 725
---------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .....................................       16,271,726          28,640,743
---------------------------------------------------------------------------------------------------
 NET ASSETS .................................................      $72,452,974        $622,931,515
===================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ..........................................       80,577,654         618,980,404
   Undistributed (distribution in excess of)
      net investment income .................................          630,256             196,507
   Accumulated net realized gain (loss) .....................      (21,073,046)        (19,799,619)
   Net unrealized appreciation/ (depreciation) on:
      Investments ...........................................       12,326,587          23,555,780
      Futures ...............................................           (4,017)             (1,557)
      Foreign currency related transaction ..................           (4,460)                 --
---------------------------------------------------------------------------------------------------
NET ASSETS ..................................................      $72,452,974        $622,931,515
===================================================================================================
CLASS A:
Net assets ..................................................      $23,144,130        $378,946,998
Shares outstanding ($.001 par value) ........................        1,817,939          15,336,643
Net asset value per share ...................................           $12.73              $24.71
Maximum offering price per share ............................           $13.51              $26.22
CLASS B:
Net assets ..................................................       $1,285,993         $35,376,760
Shares outstanding ($.001 par value) ........................          108,194           1,519,186
Net asset value per share* ..................................           $11.89              $23.29
CLASS C: (LEVEL LOAD)
Net assets ..................................................       $1,081,130         $68,743,564
Shares outstanding ($.001 par value) ........................           90,545           2,950,871
Net asset value per share* ..................................           $11.94              $23.30
CLASS Y:
Net assets ..................................................      $46,941,721        $139,864,193
Shares outstanding ($.001 par value) ........................        3,654,329           5,564,765
Net asset value per share ...................................           $12.85              $25.13

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

** Includes $25,207,706; $556,593; $18,276,739; $6,100,935; $14,467,598 and
   $25,459,272 of securities on loan in the GE U.S.Equity Fund, GE Value Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund, GE International Equity Fund and GE Premier Growth Equity Fund, respectively.


See Notes to Financial Statements.


102 & 103

                                                                                  GE                  GE                GE
                                                                           STRATEGIC          GOVERNMENT        SHORT-TERM
Statements of Assets                                                      INVESTMENT          SECURITIES        GOVERNMENT
and Liabilities SEPTEMBER 30, 2004                                              FUND                FUND              FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $256,286,816; $190,352,948; $78,437,978;
      $41,567,487; $292,679,701 and $0, respectively) ...............    $275,296,575        $193,254,477      $77,254,699
   Short-term Investments (at amortized cost) .......................      31,803,362          33,506,328        9,040,000
   Foreign currency (cost $263,058; $0; $0; $0;
      $0 and $0, respectively) ......................................         257,694                  --               --
   Receivable for investments sold ..................................       4,334,918                  --               --
   Income receivables ...............................................         755,533           1,218,670          438,979
   Receivable for fund shares sold ..................................         286,632              48,552          187,671
   Variation margin receivable ......................................             835              13,525               --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..................................................     312,735,549         228,041,552       86,921,349
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders .............................              --             111,237           12,742
   Payable upon return of securities loaned .........................      18,775,285          51,473,881       12,484,063
   Payable for investments purchased ................................      19,550,171           1,019,219               --
   Payable for fund shares redeemed .................................       2,643,806              15,108           57,188
   Payable to GEAM ..................................................         126,487              90,104           30,088
   Payable to custodian .............................................              --                  --           55,916
   Options written, at market value (premium received
      $15,276; $38,190; $0; $0; $51,557 and $0,
      respectively) .................................................           9,000              22,500               --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .............................................      41,104,749          52,732,049       12,639,997
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................    $271,630,800        $175,309,503      $74,281,352
==============================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ..................................................     247,061,735         186,053,481       76,030,954
   Undistributed (distribution in excess of)
      net investment income .........................................       2,797,076             (77,283)         (12,742)
   Accumulated net realized gain (loss) .............................       2,721,574         (13,656,168)        (553,581)
   Net unrealized appreciation/(depreciation) on:
      Investments ...................................................      19,009,759           2,901,529       (1,183,279)
      Futures .......................................................          38,083              72,254               --
      Written options ...............................................           6,276              15,690               --
      Foreign currency related transaction ..........................          (3,703)                 --               --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................    $271,630,800        $175,309,503      $74,281,352
==============================================================================================================================
CLASS A:
   Net assets .......................................................    $128,470,890        $169,373,153      $53,825,096
   Shares outstanding ($.001 par value) .............................       5,427,249          19,277,106        4,611,820
   Net asset value per share ........................................          $23.67               $8.79           $11.67
   Maximum offering price per share .................................          $25.11               $9.18           $11.97
CLASS B:
   Net assets .......................................................     $20,077,086          $5,159,218       $5,043,578
   Shares outstanding ($.001 par value) .............................         876,428             582,064          432,815
   Net asset value per share* .......................................          $22.91               $8.86           $11.65
CLASS C: (LEVEL LOAD)
   Net assets .......................................................     $15,742,667            $777,132       $7,591,248
   Shares outstanding ($.001 par value) .............................         699,457              87,423          651,362
   Net asset value per share* .......................................          $22.51               $8.89           $11.65
CLASS Y:
   Net assets .......................................................    $107,340,157                  --       $7,821,430
   Shares outstanding ($.001 par value) .............................       4,522,156                  --          672,377
   Net asset value per share ........................................          $23.74                  --           $11.63


                                                                                                      GE                    GE
                                                                                  GE               FIXED                 MONEY
Statements of Assets                                                      TAX-EXEMPT              INCOME                MARKET
and Liabilities SEPTEMBER 30, 2004                                              FUND                FUND                FUND**
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $256,286,816; $190,352,948; $78,437,978;
      $41,567,487; $292,679,701 and $0, respectively) ...............    $43,798,334        $293,466,431          $         --
   Short-term Investments (at amortized cost) .......................        620,741          32,148,131           239,720,057
   Foreign currency (cost $263,058; $0; $0; $0;
      $0 and $0, respectively) ......................................             --                  --                    --
   Receivable for investments sold ..................................             --           8,450,985                    --
   Income receivables ...............................................        697,039           1,960,755               208,940
   Receivable for fund shares sold ..................................          1,675             119,915                98,401
   Variation margin receivable ......................................             --               4,063                    --
-------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..................................................     45,117,789         336,150,280           240,027,398
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders .............................         31,990              57,508                 8,025
   Payable upon return of securities loaned .........................             --          28,674,994                    --
   Payable for investments purchased ................................             --          51,631,396             4,691,392
   Payable for fund shares redeemed .................................         38,697           2,131,863               284,389
   Payable to GEAM ..................................................         22,905              98,938                64,021
   Payable to custodian .............................................             --                  --                   212
   Options written, at market value (premium received
      $15,276; $38,190; $0; $0; $51,557 and $0,
      respectively) .................................................             --              30,375                    --
-------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .............................................         93,592          82,625,074             5,048,039
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................    $45,024,197        $253,525,206          $234,979,359
===============================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ..................................................     43,327,538         248,126,621           234,990,751
   Undistributed (distribution in excess of)
      net investment income .........................................         50,899             572,623                (5,584)
   Accumulated net realized gain (loss) .............................       (585,087)          3,891,213                (5,808)
   Net unrealized appreciation/(depreciation) on:
      Investments ...................................................      2,230,847             786,730                    --
      Futures .......................................................             --             126,837                    --
      Written options ...............................................             --              21,182                    --
      Foreign currency related transaction ..........................             --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................    $45,024,197        $253,525,206          $234,979,359
===============================================================================================================================
CLASS A:
   Net assets .......................................................    $40,637,925        $153,013,689          $234,979,359
   Shares outstanding ($.001 par value) .............................      3,375,088          12,186,942           235,054,682
   Net asset value per share ........................................         $12.04              $12.56                 $1.00
   Maximum offering price per share .................................         $12.57              $13.12                    --
CLASS B:
   Net assets .......................................................     $2,581,521          $3,207,992                    --
   Shares outstanding ($.001 par value) .............................        214,464             255,493                    --
   Net asset value per share* .......................................         $12.04              $12.56                    --
CLASS C: (LEVEL LOAD)
   Net assets .......................................................     $1,771,376          $2,681,041                    --
   Shares outstanding ($.001 par value) .............................        147,183             213,253                    --
   Net asset value per share* .......................................         $12.04              $12.57                    --
CLASS Y:
   Net assets .......................................................        $33,375         $94,622,484                    --
   Shares outstanding ($.001 par value) .............................          2,559           7,541,458                    --
   Net asset value per share ........................................         $13.04              $12.55                    --

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
** GE Money Market Fund is no load fund offering only one class of shares to all investors
*** Includes $18,093,214; $50,336,261; $12,221,083 and $28,053,015 of securities on loan in the GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund, respectively.


See Notes to Financial Statements.



104 & 105

                                                                        GE                 GE                 GE                GE
                                                                      U.S.              VALUE          SMALL-CAP            GLOBAL
Statements of Operations                                            EQUITY             EQUITY       VALUE EQUITY            EQUITY
FOR THE YEAR ENDED SEPTEMBER 30, 2004                                 FUND               FUND               FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends .............................................  $11,047,271         $1,182,478       $    847,682        $  958,440
      Interest* .............................................      179,849             13,587             53,558            42,824
      Less: Foreign taxes withheld ..........................      (23,098)            (2,575)             --              (78,052)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .............................................   11,204,022          1,193,490            901,240           923,212
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ......................    2,913,339            371,020            739,228           376,794
      Distributors Fees (Notes 4 & 8)
         Class A ............................................      871,259            124,619            138,117            77,401
         Class B ............................................      223,561            123,912            164,816            14,852
         Class C ............................................      130,091             19,343             98,762             3,985
      Blue Sky fees .........................................       47,209             37,159             40,391            37,439
      Transfer agent fees ...................................      542,405            144,957            105,610           165,660
      Trustees fees .........................................       22,940              2,093              3,523             1,554
      Custody and accounting expenses .......................       86,453             65,921             67,928            62,311
      Professional fees .....................................      144,246             13,257             21,938             9,784
      Registration and other expenses .......................      101,377             27,826             31,248             8,878
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND RECOUPMENT ..............    5,082,880            930,107          1,411,561           758,658
      Less: Fee reimbursement from transfer agent
         (See Note 2) .......................................      (24,617)            (8,352)            (4,929)           (7,489)
      Less: Expenses waived or borne by the adviser .........           --            (59,145)             --               (1,138)
      Add: Expenses recouped by the adviser .................           --             27,552             30,730            35,778
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ..........................................    5,058,263            890,162          1,437,362           785,809
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .............................    6,145,759            303,328           (536,122)          137,403
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ........................................   17,441,005          2,838,000         16,708,049           963,548
         Futures ............................................       81,194             29,015                 --            62,083
         Written options ....................................           --                 --                 --                --
         Foreign currency related transactions ..............          (83)                (9)                --           (11,171)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ........................................   41,817,867          4,964,355          1,325,443         4,514,425
         Futures ............................................       86,850             30,950                 --            13,070
         Written options ....................................           --                 --                 --                --
         Foreign currency related transactions ..............           --                 --                 --              (740)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments .....................................   59,426,833          7,862,311         18,033,492         5,541,215
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................  $65,572,592         $8,165,639        $17,497,370        $5,678,618
====================================================================================================================================



                                                                          GE                GE
                                                               INTERNATIONAL           PREMIER
Statements of Operations                                              EQUITY            GROWTH
FOR THE YEAR ENDED SEPTEMBER 30, 2004                                   FUND       EQUITY FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends .............................................    $ 1,740,741      $  5,208,157
      Interest* .............................................         58,450           273,500
      Less: Foreign taxes withheld ..........................       (206,256)          (37,104)
-----------------------------------------------------------------------------------------------
   TOTAL INCOME .............................................      1,592,935         5,444,553
-----------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ......................        568,206         3,409,579
      Distributors Fees (Notes 4 & 8)
         Class A ............................................         55,990           852,369
         Class B ............................................         12,381           378,252
         Class C ............................................         12,860           651,119
      Blue Sky fees .........................................         47,248            54,617
      Transfer agent fees ...................................        181,284           420,949
      Trustees fees .........................................          2,278            18,187
      Custody and accounting expenses .......................        103,454            78,001
      Professional fees .....................................         14,164           112,907
      Registration and other expenses .......................         16,145           122,034
-----------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND RECOUPMENT ..............      1,014,010         6,089,014
      Less: Fee reimbursement from transfer agent
         (See Note 2) .......................................         (3,321)          (18,540)
      Less: Expenses waived or borne by the adviser .........             --                --
      Add: Expenses recouped by the adviser .................             --            40,050
-----------------------------------------------------------------------------------------------
      Net expenses ..........................................      1,010,689         6,119,524
-----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .............................        582,246          (674,971)
===============================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ........................................      2,699,149         8,509,767
         Futures ............................................         34,133           592,166
         Written options ....................................             --                --
         Foreign currency related transactions ..............         16,963                --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ........................................      8,900,114        14,638,365
         Futures ............................................          5,709             8,593
         Written options ....................................             --                --
         Foreign currency related transactions ..............        (14,372)               --
-----------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments .....................................     11,641,696        23,748,891
-----------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................    $12,223,942       $23,073,920
===============================================================================================

* Income attributable to security lending activity, net of rebate expenses, for the GE U.S.Equity Fund, GE Value Equity Fund, GE Small Cap Value Equity Fund, GE Global Equity Fund, GE International Equity Fund, and GE Premier Growth Equity Fund was $50,722, $3,448, $23,179, $27,032, $48,023, and
  $21,779, respectively.


See Notes to Financial Statements.



106 & 107

                                                                            GE               GE                GE
                                                                     STRATEGIC       GOVERNMENT        SHORT-TERM              GE
Statements of Operations                                            INVESTMENT       SECURITIES        GOVERNMENT      TAX-EXEMPT
FOR THE YEAR ENDED SEPTEMBER 30, 2004                                     FUND             FUND              FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ................................................    $2,819,544       $       --        $       --      $       --
      Interest* ................................................     2,867,852        7,016,554         2,779,005       2,094,075
      Less: Foreign taxes withheld .............................      (133,826)              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ................................................     5,553,570        7,016,554         2,779,005       2,094,075
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .........................       942,625          756,563           229,867         173,095
      Distributors Fees (Notes 4 & 8)
         Class A ...............................................       314,804          449,459           147,070         102,895
         Class B ...............................................       201,460           65,139            43,278          29,948
         Class C ...............................................       104,126            9,169            81,717          24,335
      Blue Sky fees ............................................        37,305           42,316            44,365          39,468
      Transfer agent fees ......................................       271,642          236,509            43,932          16,673
      Trustees fees ............................................         8,270            5,614             2,358           1,518
      Custody and accounting expenses ..........................       132,738           89,196            93,049          54,245
      Professional fees ........................................        52,154           36,159            14,857           9,542
      Registration and other expenses ..........................        48,079           63,318            22,020           9,343
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND RECOUPMENT .................     2,113,203        1,753,442           722,513         461,062
      Less: Fee reimbursement from transfer agent
         (See Note 2) ..........................................       (10,693)         (15,571)           (3,321)         (1,800)
      Less: Expenses waived or borne by the adviser ............            --               --           (78,711)        (15,140)
      Add: Expenses recouped by the adviser ....................            --           94,652                --           5,301
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .............................................     2,102,510        1,832,523           640,481         449,423
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .......................................     3,451,060        5,184,031         2,138,524       1,644,652
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ...........................................     8,405,647          535,826                --          41,708
         Futures ...............................................        86,170         (114,782)         (552,013)             --
         Written options .......................................       (11,567)         (16,369)               --              --
         Swaps .................................................        30,493               --                --              --
         Foreign currency related transactions .................        (5,485)              --                --              --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ...........................................     7,186,246       (3,100,997)       (1,009,323)       (638,766)
         Futures ...............................................        38,083           19,228                --              --
         Written options .......................................         6,276           15,690                --              --
         Foreign currency related transactions .................        (5,825)              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments ........................................    15,730,038       (2,661,404)       (1,561,336)       (597,058)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..........................................   $19,181,098       $2,522,627       $   577,188      $1,047,594
====================================================================================================================================


                                                                              GE             GE
                                                                           FIXED           MONEY
Statements of Operations                                                  INCOME          MARKET
FOR THE YEAR ENDED SEPTEMBER 30, 2004                                       FUND          FUND**
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ................................................     $        --      $       --
      Interest* ................................................      10,717,918       2,933,485
      Less: Foreign taxes withheld .............................              --              --
-------------------------------------------------------------------------------------------------
   TOTAL INCOME ................................................      10,717,918       2,933,485
-------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .........................         930,969         616,518
      Distributors Fees (Notes 4 & 8)
         Class A ...............................................         397,491              --
         Class B ...............................................          32,970              --
         Class C ...............................................          29,273              --
      Blue Sky fees ............................................          38,835          19,146
      Transfer agent fees ......................................         177,410         118,841
      Trustees fees ............................................           8,313           6,289
      Custody and accounting expenses ..........................         140,774          60,006
      Professional fees ........................................          52,482          28,987
      Registration and other expenses ..........................          42,967           9,579
-------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND RECOUPMENT .................       1,851,484         859,366
      Less: Fee reimbursement from transfer agent
         (See Note 2) ..........................................          (6,350)        (13,545)
      Less: Expenses waived or borne by the adviser ............         (21,038)             --
      Add: Expenses recouped by the adviser ....................          21,038              --
-------------------------------------------------------------------------------------------------
      Net expenses .............................................       1,845,134         845,821
-------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .......................................       8,872,784       2,087,664
=================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ...........................................       4,069,273              --
         Futures ...............................................          62,455              --
         Written options .......................................         (34,667)             --
         Swaps .................................................         130,413              --
         Foreign currency related transactions .................              --              --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ...........................................      (5,571,600)             --
         Futures ...............................................          88,261              --
         Written options .......................................          21,182              --
         Foreign currency related transactions .................              --              --
-------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments ........................................      (1,234,683)             --
-------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..........................................      $7,638,101      $2,087,664
=================================================================================================

* Income attributable to security lending activity, net of rebate expenses, for the GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund was $47,400, $198,911, $55,906, and $98,819, respectively.


See Notes to Financial Statements.



108 & 109

                                                                               GE                               GE
                                                                             U.S.                            VALUE
Statements of Changes                                                      EQUITY                           EQUITY
in Net Assets                                                                FUND                             FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                SEPTEMBER      SEPTEMBER        SEPTEMBER        SEPTEMBER
                                                                 30, 2004       30, 2003         30, 2004         30, 2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) .........................  $  6,145,759  $   4,739,629       $  303,328     $    382,208
     Net realized gain (loss) on investments, futures,
       written options, foreign currency transactions
       and swaps ..........................................    17,522,116    (20,265,272)       2,867,006       (1,307,997)
     Net increase in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translations ..............................    41,904,717    120,464,424        4,995,305       12,529,181
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ..............    65,572,592    104,938,781        8,165,639       11,603,392
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ............................................    (2,238,458)    (2,370,980)        (364,130)        (456,990)
       Class B ............................................            --             --               --               --
       Class C ............................................       (38,922)       (10,891)          (1,914)          (3,916)
       Class Y ............................................    (2,903,268)    (3,045,064)         (41,197)         (55,029)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ....................................    (5,180,648)    (5,426,935)        (407,241)        (515,935)
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations and distributions ..    60,391,944     99,511,846        7,758,398       11,087,457
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ............................................    54,261,520     80,054,173        7,646,621        6,222,100
       Class B ............................................     2,150,391      2,984,350          958,338        1,275,367
       Class C ............................................     5,074,294      6,629,804        1,009,644          652,231
       Class Y ............................................    45,293,875     62,185,075           30,560          837,980
     Value of distributions reinvested
       Class A ............................................     2,144,765      2,320,524          345,092          429,346
       Class B ............................................            --             --               --               --
       Class C ............................................        35,812         10,770            1,771            3,472
       Class Y ............................................     2,628,089      2,766,754           41,195           55,029
     Proceeds from short-term trading fees (note 2)
       Class A ............................................            --             --               --               --
       Class B ............................................            --             --               --               --
       Class C ............................................            --             --               --               --
       Class Y ............................................            --             --               --               --
     Cost of shares redeemed
       Class A ............................................   (63,599,170)   (65,703,167)     (13,744,165)      (9,026,759)
       Class B ............................................    (7,272,981)    (7,375,548)      (6,289,910)      (4,507,491)
       Class C ............................................    (3,880,705)    (2,455,033)      (1,306,969)        (199,364)
       Class Y ............................................   (37,062,980)   (47,503,892)      (6,663,244)          (2,483)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ......      (227,090)    33,913,810      (17,971,067)      (4,260,572)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................    60,164,854    133,425,656      (10,212,669)       6,826,885
NET ASSETS
     Beginning of period ..................................   656,290,820    522,865,164       69,744,710       62,917,825
--------------------------------------------------------------------------------------------------------------------------------
     End of period ........................................  $716,455,674   $656,290,820     $ 59,532,041      $69,744,710
================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT
    INCOME, END OF PERIOD .................................  $  4,633,224   $  3,668,196     $    207,491      $   311,415




                                                                                     GE                             GE
                                                                              SMALL-CAP                         GLOBAL
Statements of Changes                                                      VALUE EQUITY                         EQUITY
in Net Assets                                                                      FUND                           FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                    SEPTEMBER        SEPTEMBER       SEPTEMBER       SEPTEMBER
                                                                     30, 2004         30, 2003        30, 2004        30, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) .........................      $   (536,122)    $   (200,372)    $   137,403    $    126,915
     Net realized gain (loss) on investments, futures,
       written options, foreign currency transactions
       and swaps ..........................................        16,708,049       (3,789,511)      1,014,460      (4,448,240)
     Net increase in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translations ..............................         1,325,443       12,495,300       4,526,755      12,100,904
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ..............        17,497,370        8,505,417       5,678,618       7,779,579
---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ............................................                --               --         (56,043)       (127,410)
       Class B ............................................                --               --              --              --
       Class C ............................................                --               --              --              --
       Class Y ............................................                --               --         (64,306)        (84,529)
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ....................................                --               --        (120,349)       (211,939)
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations and distributions ..        17,497,370        8,505,417       5,558,269       7,567,640
---------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ............................................        18,250,049       16,270,815       3,177,116      76,847,647
       Class B ............................................         1,636,364        2,746,827         297,988         590,825
       Class C ............................................         3,203,463        6,280,129          95,836          77,403
       Class Y ............................................         8,824,956       11,240,144       4,189,334       5,266,197
     Value of distributions reinvested
       Class A ............................................                --               --          53,153         119,502
       Class B ............................................                --               --              --              --
       Class C ............................................                --               --              --              --
       Class Y ............................................                --               --          64,308          84,529
     Proceeds from short-term trading fees (note 2)
       Class A ............................................                --               --           1,491              --
       Class B ............................................                --               --              51              --
       Class C ............................................                --               --              21              --
       Class Y ............................................                --               --             816              --
     Cost of shares redeemed
       Class A ............................................       (30,487,569)     (13,409,672)     (4,355,476)    (79,851,358)
       Class B ............................................       (11,779,778)      (1,628,393)       (934,630)       (195,144)
       Class C ............................................        (4,025,972)      (3,198,061)        (39,687)       (104,871)
       Class Y ............................................        (8,879,304)      (1,843,128)     (2,960,178)     (4,516,291)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ......       (23,257,791)      16,458,661        (409,857)     (1,681,561)
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................        (5,760,421)      24,964,078       5,148,412       5,886,079
NET ASSETS
     Beginning of period ..................................        99,256,098       74,292,020      43,241,621      37,355,542
---------------------------------------------------------------------------------------------------------------------------------
     End of period ........................................       $93,495,677      $99,256,098     $48,390,033     $43,241,621
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT
    INCOME, END OF PERIOD .................................       $    54,310      $    40,639     $   147,552     $   141,673



                                                                                GE                                 GE
                                                                     INTERNATIONAL                            PREMIER
Statements of Changes                                                       EQUITY                             GROWTH
in Net Assets                                                                 FUND                        EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                   SEPTEMBER       SEPTEMBER       SEPTEMBER       SEPTEMBER
                                                                    30, 2004        30, 2003        30, 2004        30, 2003
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) .........................     $    582,246    $    454,450    $   (674,971)   $   (953,135)
     Net realized gain (loss) on investments, futures,
       written options, foreign currency transactions
       and swaps ..........................................        2,750,245      (7,184,551)      9,101,933     (15,593,575)
     Net increase in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translations ..............................        8,891,451      17,955,946      14,646,958      79,550,322
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ..............       12,223,942      11,225,845      23,073,920      63,003,612
------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A ............................................          (96,612)       (127,267)             --              --
       Class B ............................................           (1,071)             --              --              --
       Class C ............................................             (842)           (776)             --              --
       Class Y ............................................         (311,437)       (271,372)             --              --
------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ....................................         (409,962)       (399,415)             --              --
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations and distributions ..       11,813,980      10,826,430      23,073,920      63,003,612
------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ............................................        6,219,571     354,634,871     221,211,958     131,770,870
       Class B ............................................          384,929         219,600       6,673,322       7,683,698
       Class C ............................................          495,859       1,462,071      31,152,544      31,344,764
       Class Y ............................................       11,867,074      27,046,822      65,051,966      50,956,585
     Value of distributions reinvested
       Class A ............................................           94,426         108,482              --              --
       Class B ............................................            1,039              --              --              --
       Class C ............................................              793             610              --              --
       Class Y ............................................          311,422         271,372              --              --
     Proceeds from short-term trading fees (note 2)
       Class A ............................................            5,513              --              --              --
       Class B ............................................              295              --              --              --
       Class C ............................................              249              --              --              --
       Class Y ............................................           10,752              --              --              --
     Cost of shares redeemed
       Class A ............................................       (6,746,249)   (362,085,184)    (99,205,169)    (54,185,406)
       Class B ............................................         (251,129)       (145,771)     (7,847,160)     (5,246,603)
       Class C ............................................         (848,372)       (763,686)    (12,020,751)     (3,207,853)
       Class Y ............................................      (10,167,743)    (18,263,450)    (24,447,127)    (17,626,280)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ......        1,378,429       2,485,737     180,569,583     141,489,775
------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................       13,192,409      13,312,167     203,643,503     204,493,387
NET ASSETS
     Beginning of period ..................................       59,260,565      45,948,398     419,288,012     214,794,625
------------------------------------------------------------------------------------------------------------------------------
     End of period ........................................      $72,452,974     $59,260,565    $622,931,515    $419,288,012
==============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT
    INCOME, END OF PERIOD .................................      $   630,256     $   441,014    $    196,507    $    118,806

See Notes to Financial Statements.



110 & 111

                                                                               GE                                GE
Statements of Changes                                                        U.S.                             VALUE
in Net Assets  (continued)                                                 EQUITY                            EQUITY
Changes in Fund Shares                                                       FUND                              FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                               SEPTEMBER       SEPTEMBER       SEPTEMBER         SEPTEMBER
                                                                30, 2004        30, 2003        30, 2004          30, 2003
---------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Shares sold ..............................................    2,066,279        3,529,994         710,069           672,495
Issued for distribution reinvested .......................       84,471          102,651          33,278            47,078
Shares redeemed ..........................................   (2,414,051)      (2,943,060)     (1,284,394)         (990,124)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................     (263,301)         689,585        (541,047)         (270,551)
---------------------------------------------------------------------------------------------------------------------------------

CLASS B:
Shares sold ..............................................       85,964          136,829          93,006           140,053
Issued for distribution reinvested .......................           --               --              --                --
Shares redeemed ..........................................     (288,570)        (342,312)       (608,226)         (515,340)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................     (202,606)        (205,483)       (515,220)         (375,287)
---------------------------------------------------------------------------------------------------------------------------------

CLASS C:
Shares sold ..............................................      207,124          304,050         100,680            74,404
Issued for distribution reinvested .......................        1,485              500             178               396
Shares redeemed ..........................................     (155,116)        (114,773)       (129,285)          (22,822)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................       53,493          189,777         (28,427)           51,978
---------------------------------------------------------------------------------------------------------------------------------

CLASS Y:
Shares sold ..............................................    1,721,428        2,719,489           2,646            90,085
Issued for distribution reinvested .......................      103,959          122,967           3,759             5,714
Shares redeemed ..........................................   (1,413,188)      (2,135,493)       (580,466)             (249)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................      412,199          706,963        (574,061)           95,550
---------------------------------------------------------------------------------------------------------------------------------



                                                                                    GE                             GE
Statements of Changes                                                        SMALL-CAP                         GLOBAL
in Net Assets  (continued)                                                VALUE EQUITY                         EQUITY
Changes in Fund Shares                                                            FUND                           FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                   SEPTEMBER        SEPTEMBER      SEPTEMBER       SEPTEMBER
                                                                    30, 2004         30, 2003       30, 2004        30, 2003
----------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Shares sold ..............................................        1,226,672        1,387,808        178,274        5,267,299
Issued for distribution reinvested .......................               --               --          3,072            8,091
Shares redeemed ..........................................       (2,036,608)      (1,168,555)      (242,784)      (5,456,354)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................         (809,936)         219,253        (61,438)        (180,964)
----------------------------------------------------------------------------------------------------------------------------------

CLASS B:
Shares sold ..............................................          117,750          243,460         17,605           42,559
Issued for distribution reinvested .......................               --               --             --               --
Shares redeemed ..........................................         (812,491)        (145,614)       (55,753)         (14,523)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................         (694,741)          97,846        (38,148)          28,036
----------------------------------------------------------------------------------------------------------------------------------

CLASS C:
Shares sold ..............................................          229,122          562,142          5,742            5,375
Issued for distribution reinvested .......................               --               --             --               --
Shares redeemed ..........................................         (285,681)        (277,182)        (2,363)          (7,230)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................          (56,559)         284,960          3,379           (1,855)
----------------------------------------------------------------------------------------------------------------------------------

CLASS Y:
Shares sold ..............................................          590,694          936,424        231,409          344,458
Issued for distribution reinvested .......................               --               --          3,709            5,712
Shares redeemed ..........................................         (594,047)        (153,349)      (163,265)        (292,601)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................           (3,353)         783,075         71,853           57,569
----------------------------------------------------------------------------------------------------------------------------------

                                                                                GE                               GE
Statements of Changes                                                INTERNATIONAL                          PREMIER
in Net Assets  (continued)                                                  EQUITY                           GROWTH
Changes in Fund Shares                                                        FUND                      EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                  SEPTEMBER       SEPTEMBER       SEPTEMBER       SEPTEMBER
                                                                   30, 2004        30, 2003        30, 2004        30, 2003
------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Shares sold ..............................................          512,181      36,515,378       8,846,718       6,149,618
Issued for distribution reinvested .......................            7,968          11,002              --              --
Shares redeemed ..........................................         (563,759)    (36,766,007)     (3,966,899)     (2,581,488)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................          (43,610)       (239,627)      4,879,819       3,568,130
------------------------------------------------------------------------------------------------------------------------------

CLASS B:
Shares sold ..............................................           33,784          23,480         281,381         371,547
Issued for distribution reinvested .......................               93              --              --              --
Shares redeemed ..........................................          (21,852)        (15,874)       (331,198)       (266,086)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................           12,025           7,606         (49,817)        105,461
------------------------------------------------------------------------------------------------------------------------------

CLASS C:
Shares sold ..............................................           42,923         158,777       1,309,579       1,513,201
Issued for distribution reinvested .......................               71              66              --              --
Shares redeemed ..........................................          (73,058)        (82,715)       (507,465)       (155,923)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................          (30,064)         76,128         802,114       1,357,278
------------------------------------------------------------------------------------------------------------------------------

CLASS Y:
Shares sold ..............................................          953,626       2,671,347       2,548,984       2,251,435
Issued for distribution reinvested .......................           26,104          27,246              --              --
Shares redeemed ..........................................         (828,502)     (1,818,733)       (961,359)       (808,710)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................          151,228         879,860       1,587,625       1,442,725
------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.



112 & 113

                                                                               GE                               GE
                                                                        STRATEGIC                       GOVERNMENT
Statements of Changes                                                  INVESTMENT                       SECURITIES
in Net Assets                                                                FUND                             FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                SEPTEMBER      SEPTEMBER        SEPTEMBER        SEPTEMBER
                                                                30, 2004        30, 2003         30, 2004         30, 2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income ..............................    $  3,451,060   $  3,209,052     $  5,184,031     $  7,163,626
     Net realized gain (loss) on investments, futures,
       written options, foreign currency transactions
       and swaps ........................................       8,505,258     (2,608,482)         404,675        4,050,655
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written
       options, and foreign currency translations .......       7,224,780     32,339,504       (3,066,079)      (5,204,278)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations .......................      19,181,098     32,940,074        2,522,627        6,010,003
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ..........................................      (1,405,793)    (2,122,277)      (5,073,492)      (6,825,598)
       Class B ..........................................        (115,057)      (193,323)        (133,848)        (302,133)
       Class C ..........................................         (58,721)       (52,808)         (18,871)         (32,189)
       Class Y ..........................................      (1,515,929)    (1,893,508)              --               --
     Net realized gains
       Class A ..........................................              --             --               --               --
       Class B ..........................................              --             --               --               --
       Class C ..........................................              --             --               --               --
       Class Y ..........................................              --             --               --               --
     Return of capital
       Class A ..........................................              --             --               --               --
       Class B ..........................................              --             --               --               --
       Class C ..........................................              --             --               --               --
       Class Y ..........................................              --             --               --               --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..................................      (3,095,500)    (4,261,916)      (5,226,211)      (7,159,920)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations and
  distributions .........................................      16,085,598       28,781,158     (2,703,584)      (1,149,917)
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ..........................................      25,926,820     19,010,606        4,548,736      108,061,125
       Class B ..........................................       9,137,169      4,022,229          296,073        1,154,455
       Class C ..........................................      11,607,135      2,701,078          164,446          860,602
       Class Y ..........................................      14,057,686     23,798,846               --               --
     Value of distributions reinvested
       Class A ..........................................       1,345,927      2,036,535        3,576,330        4,685,782
       Class B ..........................................         107,885        179,653          106,634          213,823
       Class C ..........................................          50,851         43,273           16,627           29,809
       Class Y ..........................................       1,515,938      1,893,508               --               --
     Cost of shares redeemed
       Class A ..........................................     (19,445,886)   (18,415,218)     (30,869,671)    (121,202,027)
       Class B ..........................................      (7,619,792)    (4,285,960)      (3,504,223)      (9,350,586)
       Class C ..........................................      (1,612,721)      (800,204)        (440,709)        (968,966)
       Class Y ..........................................     (18,743,317)   (12,168,949)              --               --
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ....      16,327,695     18,015,397      (26,105,757)     (16,515,983)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      32,413,293     46,693,555      (28,809,341)     (17,665,900)
NET ASSETS
     Beginning of period ................................     239,217,507    192,523,952      204,118,844      221,784,744
--------------------------------------------------------------------------------------------------------------------------------
     End of period ......................................   $ 271,630,800   $239,217,507     $175,309,503     $204,118,844
================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT
    INCOME, END OF PERIOD ...............................   $   2,797,076   $  2,310,620     $    (77,283)    $    (35,107)




                                                                                     GE
                                                                              SHORT-TERM                             GE
Statements of Changes                                                         GOVERNMENT                     TAX-EXEMPT
in Net Assets                                                                       FUND                           FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     SEPTEMBER        SEPTEMBER       SEPTEMBER       SEPTEMBER
                                                                      30, 2004         30, 2003        30, 2004        30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS :
     Net investment income ..............................        $   2,138,524    $   2,009,421    $  1,644,652    $  1,645,294
     Net realized gain (loss) on investments, futures,
       written options, foreign currency transactions
       and swaps ........................................             (552,013)       1,010,346          41,708          (7,557)
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written
       options, and foreign currency translations .......           (1,009,323)      (1,628,175)       (638,766)       (158,237)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations .......................              577,188        1,391,592       1,047,594       1,479,500
-----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A ..........................................           (1,806,951)      (1,715,774)     (1,484,001)     (1,425,044)
       Class B ..........................................             (126,116)         (93,403)        (84,468)       (117,612)
       Class C ..........................................             (189,049)        (116,434)        (68,855)        (97,588)
       Class Y ..........................................              (53,320)         (55,801)         (6,513)         (5,050)
     Net realized gains
       Class A ..........................................             (450,247)        (371,432)             --              --
       Class B ..........................................              (36,702)         (29,621)             --              --
       Class C ..........................................              (61,070)         (45,852)             --              --
       Class Y ..........................................               (8,355)          (8,636)             --              --
     Return of capital
       Class A ..........................................             (142,625)              --              --              --
       Class B ..........................................              (12,399)              --              --              --
       Class C ..........................................              (19,821)              --              --              --
       Class Y ..........................................               (4,104)              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..................................           (2,910,759)      (2,436,953)     (1,643,837)     (1,645,294)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations and
  distributions .........................................           (2,333,571)      (1,045,361)       (596,243)       (165,794)
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ..........................................            8,343,920       53,649,030       9,937,945      25,769,157
       Class B ..........................................            1,009,315        2,870,133         103,600         908,371
       Class C ..........................................            2,480,795        6,996,043         506,373       1,563,558
       Class Y ..........................................            6,675,208          587,227              --         251,208
     Value of distributions reinvested
       Class A ..........................................            2,183,855        1,873,015         926,678         994,171
       Class B ..........................................              152,752          108,315          55,467          74,854
       Class C ..........................................              240,557          141,938          51,647          77,471
       Class Y ..........................................               65,774           65,546           6,125           5,068
     Cost of shares redeemed
       Class A ..........................................          (18,904,202)     (44,684,450)    (11,261,034)    (21,605,200)
       Class B ..........................................           (1,165,417)      (1,108,073)     (1,309,565)     (1,289,392)
       Class C ..........................................           (3,158,101)      (2,529,979)     (1,460,772)     (2,278,160)
       Class Y ..........................................              (10,448)      (2,745,860)       (255,206)            (23)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ....           (2,085,992)      15,222,885      (2,698,742)      4,471,083
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..............           (4,419,563)      14,177,524      (3,294,985)      4,305,289
NET ASSETS
     Beginning of period ................................           78,700,915       64,523,391      48,319,182      44,013,893
-----------------------------------------------------------------------------------------------------------------------------------
     End of period ......................................        $  74,281,352    $  78,700,915    $ 45,024,197    $ 48,319,182
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT
    INCOME, END OF PERIOD ...............................        $     (12,742)   $      24,172    $     50,899    $     50,081



                                                                              GE                             GE
                                                                           FIXED                           MONEY
Statements of Changes                                                     INCOME                          MARKET
in Net Assets                                                               FUND                            FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                 SEPTEMBER       SEPTEMBER       SEPTEMBER       SEPTEMBER
                                                                  30, 2004        30, 2003        30, 2004        30, 2003
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS :
     Net investment income ..............................      $ 8,872,784    $  8,842,877    $  2,087,664   $   2,441,602
     Net realized gain (loss) on investments, futures,
       written options, foreign currency transactions
       and swaps ........................................        4,227,474       4,470,781              --             639
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written
       options, and foreign currency translations .......       (5,462,157)     (1,482,978)             --              --
---------------------------------------------------------------------------------------------------------------------------
     Net increase from operations .......................        7,638,101      11,830,680       2,087,664       2,442,241
---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A ..........................................       (5,322,234)     (5,548,519)     (2,173,915)     (2,475,351)
       Class B ..........................................          (86,019)        (97,872)             --              --
       Class C ..........................................          (75,621)        (70,959)             --              --
       Class Y ..........................................       (3,515,895)     (3,705,804)             --              --
     Net realized gains
       Class A ..........................................       (2,140,690)     (1,191,079)             --              --
       Class B ..........................................          (45,587)        (26,174)             --              --
       Class C ..........................................          (40,217)        (14,087)             --              --
       Class Y ..........................................       (1,366,035)       (718,769)             --              --
     Return of capital
       Class A ..........................................               --              --              --              --
       Class B ..........................................               --              --              --              --
       Class C ..........................................               --              --              --              --
       Class Y ..........................................               --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..................................      (12,592,298)    (11,373,263)     (2,173,915)     (2,475,351)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations and
  distributions .........................................       (4,954,197)        457,417         (86,251)        (33,110)
---------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ..........................................       14,843,108     106,262,566      52,030,599     206,333,097
       Class B ..........................................          535,459       1,685,870              --              --
       Class C ..........................................          576,241       2,874,013              --              --
       Class Y ..........................................       19,517,916      56,378,440              --              --
     Value of distributions reinvested
       Class A ..........................................        6,545,160       5,918,033       2,095,181       2,398,153
       Class B ..........................................          122,242         111,104              --              --
       Class C ..........................................          110,136          78,321              --              --
       Class Y ..........................................        4,882,664       4,465,972              --              --
     Cost of shares redeemed
       Class A ..........................................      (32,506,050)    (88,915,022)    (88,592,948)   (194,334,159)
       Class B ..........................................         (943,761)     (1,487,737)             --              --
       Class C ..........................................       (1,226,588)     (1,384,806)             --              --
       Class Y ..........................................      (38,436,100)    (37,034,234)             --              --
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ....      (25,979,573)     48,952,520     (34,467,168)     14,397,091
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      (30,933,770)     49,409,937     (34,553,419)     14,363,981
NET ASSETS
     Beginning of period ................................      284,458,976     235,049,039     269,532,778     255,168,797
---------------------------------------------------------------------------------------------------------------------------
     End of period ......................................     $253,525,206    $284,458,976    $234,979,359   $ 269,532,778
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT
    INCOME, END OF PERIOD ...............................     $    572,623    $    253,644    $     (5,584)  $      80,668

See Notes to Financial Statements.



114 & 115

                                                                               GE                                GE
Statements of Changes                                                   STRATEGIC                        GOVERNMENT
in Net Assets  (continued)                                             INVESTMENT                        SECURITIES
Changes in Fund Shares                                                       FUND                              FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                               SEPTEMBER       SEPTEMBER       SEPTEMBER         SEPTEMBER
                                                                30, 2004        30, 2003        30, 2004          30, 2003
---------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold ..............................................    1,099,017          917,491         517,666        12,076,329
Issued for distribution reinvested .......................       58,954          100,426         408,364           527,888
Shares redeemed ..........................................     (825,185)        (904,492)     (3,526,308)      (13,574,338)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................      332,786          113,425      (2,600,278)         (970,121)
=================================================================================================================================

CLASS B:
Shares sold ..............................................      400,317          194,140          33,512           128,702
Issued for distribution reinvested .......................        4,853            9,087          12,072            23,893
Shares redeemed ..........................................     (333,112)        (212,952)       (395,346)       (1,046,810)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................       72,058           (9,725)       (349,762)         (894,215)
=================================================================================================================================

CLASS C:
Shares sold ..............................................      515,963          133,566          18,496            95,424
Issued for distribution reinvested .......................        2,328            2,225           1,876             3,319
Shares redeemed ..........................................      (71,681)         (40,389)        (49,263)         (108,728)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................      446,610           95,402         (28,891)           (9,985)
=================================================================================================================================

CLASS Y:
Shares sold ..............................................      596,242        1,092,546              --                --
Issued for distribution reinvested .......................       66,343           93,369              --                --
Shares redeemed ..........................................     (795,022)        (579,164)             --                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................     (132,437)         606,751              --                --
=================================================================================================================================



                                                                                   GE
Statements of Changes                                                       SHORT-TERM                             GE
in Net Assets  (continued)                                                  GOVERNMENT                     TAX-EXEMPT
Changes in Fund Shares                                                            FUND                           FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED       YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                                  SEPTEMBER        SEPTEMBER      SEPTEMBER        SEPTEMBER
                                                                   30, 2004         30, 2003       30, 2004         30, 2003
--------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold ..............................................          703,685        4,426,395        825,705        2,135,149
Issued for distribution reinvested .......................          184,526          154,806         77,015           82,519
Shares redeemed ..........................................       (1,596,326)      (3,691,322)      (936,205)      (1,798,429)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................         (708,115)         889,879        (33,485)         419,239
================================================================================================================================

CLASS B:
Shares sold ..............................................           85,302          237,105          8,726           74,924
Issued for distribution reinvested .......................           12,931            8,965          4,604            6,217
Shares redeemed ..........................................          (98,463)         (91,843)      (109,042)        (107,390)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................             (230)         154,227        (95,712)         (26,249)
================================================================================================================================

CLASS C:
Shares sold ..............................................          209,017          577,779         41,949          129,284
Issued for distribution reinvested .......................           20,352           11,752          4,281            6,441
Shares redeemed ..........................................         (266,764)        (209,353)      (121,634)        (188,736)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................          (37,395)         380,178        (75,404)         (53,011)
================================================================================================================================

CLASS Y:
Shares sold ..............................................          571,001           48,836             --           19,040
Issued for distribution reinvested .......................            5,599            5,429            466              389
Shares redeemed ..........................................             (886)        (226,519)       (19,707)              (2)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................          575,714         (172,254)       (19,241)          19,427
================================================================================================================================


                                                                            GE                              GE
Statements of Changes                                                    FIXED                            MONEY
in Net Assets  (continued)                                              INCOME                           MARKET
Changes in Fund Shares                                                    FUND                            FUND*
------------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                              SEPTEMBER       SEPTEMBER       SEPTEMBER       SEPTEMBER
                                                               30, 2004        30, 2003        30, 2004        30, 2003
------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold ..............................................    1,181,403       8,343,641      52,030,599     206,333,097
Issued for distribution reinvested .......................      523,362         467,002       2,095,181       2,398,153
Shares redeemed ..........................................   (2,593,303)     (6,982,630)    (88,592,948)   (194,334,159)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................     (888,538)      1,828,013     (34,467,168)     14,397,091
========================================================================================================================

CLASS B:
Shares sold ..............................................       42,636         132,754              --              --
Issued for distribution reinvested .......................        9,778           8,766              --              --
Shares redeemed ..........................................      (75,061)       (117,532)             --              --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................      (22,647)         23,988              --              --
========================================================================================================================

CLASS C:
Shares sold ..............................................       45,832         225,406              --              --
Issued for distribution reinvested .......................        8,799           6,165              --              --
Shares redeemed ..........................................      (97,288)       (109,806)             --              --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................      (42,657)        121,765              --              --
========================================================================================================================

CLASS Y:
Shares sold ..............................................    1,557,172       4,421,600              --              --
Issued for distribution reinvested .......................      390,681         352,576              --              --
Shares redeemed ..........................................   (3,062,375)     (2,916,813)             --              --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................   (1,114,522)      1,857,363              --              --
========================================================================================================================

* GE Money Market Fund is a no load fund offering only one class of shares to all investors


See Notes to Financial Statements.



116 & 117

                                                              September 30, 2004
--------------------------------------------------------------------------------

Notes to Financial Statements


1.  ORGANIZATION OF THE FUNDS

GE Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1992, and is authorized to issue an unlimited number of shares. It is comprised of fourteen portfolios (each a "Fund" and collectively the "Funds"), although only the following twelve are currently being offered: GE U.S. Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund, GE Value Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Strategic Investment Fund and GE Money Market Fund. The Funds (except GE Money Market
Fund) are presently authorized to issue four classes of shares. As of September 30, 2004, each Fund had four share classes active, except for GE Government Securities Fund, which had only three classes active and GE Money Market Fund, which had only one active class.



Maximum Sales Load Imposed on Purchases of Class A Shares (as a percentage of offering price):

5.75%                                4.25%                                2.50%
-------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                  GE Fixed Income Fund                 GE Short-Term Government Fund

GE Value Equity Fund                 GE Government Securities Fund

GE Small-Cap Value Equity Fund       GE Tax-Exempt Fund

GE Global Equity Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Strategic Investment Fund


There is no front-end sales load imposed on individual purchases of Class A shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds' prospectus.

Maximum Contingent Deferred Sales Charges imposed on redemptions of Class B shares (as a percentage of redemption proceeds) within the first year are:

4.00%                                          3.00%
--------------------------------------------------------------------------------
GE U.S. Equity Fund                            GE Fixed Income Fund

GE Value Equity Fund                           GE Government Securities Fund

GE Small-Cap Value Equity Fund                 GE Short-Term Government Fund

GE Global Equity Fund                          GE Tax-Exempt Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Strategic Investment Fund

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements


The contingent deferred sales charge for Class B redemptions for all Funds are as follows: within the second year -- 3.00%; within the third year -- 2.00%; within the fourth year -- 1.00% and within the fifth year and thereafter -- 0.00%.

The maximum contingent deferred sales charge imposed on Class C (level load) redemptions for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

Purchases of $1 million or more of Class A shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

No front-end or contingent deferred sales charges are assessed by the Trust with respect to shares of GE Money Market Fund or Class Y share of all Funds.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS SECURITIES for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to more accurately reflect the "fair value" of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements


securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the period. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements

SWAP CONTRACTS As part of their investment strategies, certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At September 30, 2004 information on the tax components of capital is as follows:

                                                                                                        Net Tax Unrealized
                                               Cost of              Gross Tax           Gross Tax          Appreciation/
                                           Investments for          Unrealized          Unrealized         (Depreciation)
                                             Tax Purposes          Appreciation        Depreciation        on Investments
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                         $697,408,713          $80,444,237        $(37,260,201)          $43,184,036
GE Value Equity Fund                          54,564,722            7,732,122          (2,602,811)            5,129,311
GE Small-Cap Value Equity Fund               104,230,624           12,502,212          (3,705,975)            8,796,237
GE Global Equity Fund                         50,743,193            6,800,792          (2,228,950)            4,571,842
GE International Equity Fund                  77,195,087           13,521,526          (3,123,468)           10,398,058
GE Premier Growth Equity Fund                633,279,703           48,618,328         (32,626,885)           15,991,443
GE Strategic Investment Fund                 289,123,979           26,146,291          (8,170,333)           17,975,958
GE Government Securities Fund                224,018,694            3,228,673            (486,562)            2,742,111
GE Short-Term Government Fund                 87,477,978              299,753          (1,483,032)           (1,183,279)
GE Tax-Exempt Fund                            42,191,997            2,286,001             (58,923)            2,227,078
GE Fixed Income Fund                         324,875,286            2,975,929          (2,236,653)              739,276
GE Money Market Fund                         239,720,057                   --                  --                    --

                                                Net Tax
                                             Appreciation/         Undistributed       Undistributed
                                          (Depreciation) on      Ordinary Income/    Long-Term Gains/       Post October
                                        Derivatives, Currency      (Accumulated        (Accumulated            Losses
                                         and Other Net Assets     Ordinary Loss)       Capital Loss)     (see Detail Below)
----------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                           $       --            $4,539,968        $(27,191,842)           $       --
GE Value Equity Fund                                  --               200,960           1,454,446                    --
GE Small-Cap Value Equity Fund                        --             7,755,908           4,425,309                    --
GE Global Equity Fund                              1,357               149,301         (12,461,707)              (11,628)
GE International Equity Fund                      (4,460)              622,905         (19,139,558)               (1,625)
GE Premier Growth Equity Fund                         --                    --         (12,040,332)                   --
GE Strategic Investment Fund                       2,573             2,629,910           3,967,227                (6,603)
GE Government Securities Fund                     15,690               (77,090)        (13,392,153)              (32,536)
GE Short-Term Government Fund                         --               (12,742)                (31)             (553,550)
GE Tax-Exempt Fund                                    --                41,447            (571,866)                   --
GE Fixed Income Fund                              21,182             2,483,166           2,155,253                  (292)
GE Money Market Fund                                  --                (5,584)             (5,808)                   --

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements



As of September 30, 2004, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2004, capital loss carryovers expired in the GE Tax-Exempt Fund and the GE Government Securities Fund in the amounts of $305,442 and $1,748,819, respectively. During the year ended September 30, 2004, GE Premier Growth Equity Fund, GE US Equity Fund, GE Value Equity Fund, GE Strategic Investment Fund, GE Government Securities Fund and GE Small Cap Value Equity Fund utilized capital loss carryovers in the amounts of $4,591,192; $3,874,959; $728,070; $2,648,632; $538,152 and $575,665, respectively.

Fund                                          Amount                 Expires
--------------------------------------------------------------------------------

GE U.S. Equity Fund                         $27,191,842              09/30/11

GE Global Equity Fund                         2,791,977              09/30/10
                                              6,115,121              09/30/11
                                              3,554,609              09/30/12

GE International Equity Fund                  3,826,285              09/30/10
                                             11,642,185              09/30/11
                                              3,671,088              09/30/12

GE Premier Growth Equity Fund                12,040,332              09/30/11

GE Government Securities Fund                13,392,153              09/30/08

GE Tax-Exempt Fund                              437,039              09/30/08
                                                115,020              09/30/09
                                                  5,270              09/30/11
                                                 14,537              09/30/12

GE Money Market Fund                              5,688              09/30/05
                                                    120              09/30/10

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2002 as follows:

Fund                                              Capital         Currency
--------------------------------------------------------------------------------

GE U.S. Equity Fund                            $     --             $    --
GE Value Equity Fund                                 --                  --
GE Small-Cap Value Equity Fund                       --                  --
GE Global Equity Fund                                --              11,628
GE International Equity Fund                         --               1,625
GE Premier Growth Equity Fund                        --                  --
GE Strategic Investment Fund                         --               6,603
GE Government Securities Fund                    32,343                 193
GE Short-Term Government Fund                   553,550                  --
GE Tax-Exempt Fund                                   --                  --
GE Fixed Income Fund                                 --                 292
GE Money Market Fund                                 --                  --

                                                              September 30, 2004


Notes to Financial Statements

The tax composition of distributions paid during the years ended September 30, 2004 and September 30, 2003 were as follows:

                                             Year ended September 30, 2004                     Year ended September 30, 2003
                                    -----------------------------------------------   ---------------------------------------------
                                        Exempt        Ordinary         Long-Term           Exempt       Ordinary       Long-Term
                                       Interest        Income        Capital Gains        Interest       Income      Capital Gains
-----------------------------------------------------------------------------------   ---------------------------------------------
GE U.S. Equity Fund                   $       --     $ 5,180,648     $        --         $      --    $ 5,426,935     $     --
GE Value Equity Fund                          --         407,241              --                --        515,935           --
GE Small-Cap Value Equity Fund                --              --              --                --             --           --
GE Global Equity Fund                         --         120,349              --                --        211,939           --
GE International
   Equity Fund                                --         409,962              --                --        399,415           --
GE Premier Growth Equity Fund                 --              --              --                --             --           --
GE Strategic
   Investment Fund                            --       3,095,500              --                --      4,261,916           --
GE Government Securities Fund                 --       5,226,211              --                --      7,159,920           --
GE Short-Term
   Government Fund                            --       2,344,249         387,561                --      2,399,471       37,482
GE Tax-Exempt Fund                     1,628,711          15,126              --         1,617,618         27,676           --
GE Fixed Income Fund                          --      10,693,333       1,899,065                --     11,195,887      177,376
GE Money Market Fund                          --       2,173,915              --                --      2,475,351           --

During the year ended September 30, 2004, GE Short-Term Government Fund also distributed a return of capital in the amount of $178,949.




DISTRIBUTIONS TO SHAREHOLDERS GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund, and GE Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds and tax-exempt bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements

and accounting fees, printing costs and registration fees. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

SHORT-TERM TRADING (REDEMPTION) FEES Shares held in the GE Global Equity Fund and GE International Equity Fund less than 90 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by a Fund, are accounted for as an addition to paid-in capital.

TRANSFER AGENT CONVERSION EXPENSES On September 18, 2004, the Funds changed its Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc. (PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund complex. As of September 30, 2004, PFPC paid $118,528 of those conversion expenses.


3.  LINE OF CREDIT

Effective December 17, 2003 and expiring December 15, 2004, the Trust shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the period ended September 30, 2004.


4.  FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION AND OTHER OPERATING FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. GEAM agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis to the levels stated in the schedule below through January 29, 2005. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued without notice in the future.



                                                Annualized based on average daily net assets
                                        -----------------------------------------------------------
                                                Advisory and                       Other
                                             Administration Fees         Operating Expense Limits*
                                        -----------------------------------------------------------
                                                                           From April 1, 2003
                                                                        ------------------------
GE U.S. Equity Fund                                 .40%                           .30%

GE Value Equity Fund                                .55%                           .40%

GE Small-Cap Value Equity Fund                      .70%                           .39%

GE Global Equity Fund                               .75%                           .71%

GE International Equity Fund                        .80%                           .70%

GE Premier Growth Equity Fund                       .60%                           .30%

GE Strategic Investment Fund                        .35%                           .35%

GE Government Securities Fund                       .40%                           .30%

GE Short-Term Government Fund                       .30%                           .20%

GE Tax-Exempt Fund                                  .35%                           .27%

GE Fixed Income Fund                                .35%                           .20%

GE Money Market Fund                                .25%                           .25%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING SEPTEMBER 30, 2004. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN..

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements

GEAM is entitled to seek reimbursement of operating expenses absorbed by GEAM, up to 5 years from the date the expenses were incurred (as long as these reimbursements do not cause the Fund's expenses to exceed the limit). As of September 30, 2004, the following Funds have expenses eligible for reimbursement as detailed below:

                                                    Expenses                                                     Total Expenses
                                                  Eligible for            Expenses            Expenses            Eligible for
                                                  Recoupment -            Waived -           Recouped -           Recoupment -
Fund                                            Beginning of Year       Current Year        Current Year       September 30, 2004
----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                               $       --           $       --           $       --            $      --
GE Value Equity Fund                                  37,120               59,145               27,552               68,713
GE Small-Cap Value Equity Fund                        30,730                   --               30,730                   --
GE Global Equity Fund                                 34,640                1,138               35,778                   --
GE International Equity Fund                              --                   --                   --                   --
GE Premier Growth Equity Fund                         40,050                   --               40,050                   --
GE Strategic Investment Fund                              --                   --                   --                   --
GE Government Securities Fund                         94,652                   --               94,652                   --
GE Short-Term Government Fund                        126,616               78,711                   --              205,327
GE Tax-Exempt Fund                                    14,742               15,140                5,301               24,581
GE Fixed Income Fund                                      --               21,038               21,038                   --
GE Money Market Fund                                  23,803                   --                   --               23,803

As of September 30, 2004, there were no expirations of expenses eligible for recoupment. The expenses eligible for recoupment at September 30, 2004 are set to expire as follows:


Fund                                              Amount            Expires
-----------------------------------------------------------------------------
GE Value Equity Fund                            $  9,568              2008
                                                  59,145              2009

GE Short-Term Government Fund                     34,137              2006
                                                  39,107              2007
                                                  53,372              2008
                                                  78,711              2009

GE Tax-Exempt Fund                                 5,111              2007
                                                   4,330              2008
                                                  15,140              2009

GE Money Market Fund                              23,803              2006

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements



The Funds paid the following fees to GEAM for advisory and administrative services for the period ended September 30, 2004:


                                                         Advisory and
Fund                                                  Administrative Fees
--------------------------------------------------------------------------

GE U.S. Equity Fund                                      $2,898,576

GE Value Equity Fund                                        362,321

GE Small-Cap Value Equity Fund                              307,721

GE Global Equity Fund                                       368,350

GE International Equity Fund                                559,670

GE Premier Growth Equity Fund                             3,396,585

GE Strategic Investment Fund                                932,152

GE Government Securities Fund                               748,857

GE Short-Term Government Fund                               221,180

GE Tax Exempt Fund                                          164,793

GE Fixed Income Fund                                        920,646

GE Money Market Fund                                        613,045


Effective January 1, 2002, GECIS (General Electric Capital International Services, an indirectly owned subsidiary of General Electric Company) began performing certain accounting and certain administration services not provided by GEAM. For the period ended September 30, 2004, $33,662 was charged to the Funds and was allocated pro rata across funds and share classes based upon relative net assets. Administrative services not performed by GEAM or GECIS were provided by an unaffiliated service provider.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the GE Money Market Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which is .85%) and 1.00% for Class C (level load) shares. Currently, Class Y shares are not subject to a 12b-1 fee. Prior to September 18, 1999, the annual rates applicable were .50% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which was ..85%) and .25% for Class C shares (see Note 8 for additional information).

GEID has agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust Funds), such shareholders will become subject to the .25% distribution and/or shareholder services fees attributable to Class A shares.

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

SECURITIES LENDING PROGRAM GEAM administers the security lending program for the following funds: GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund. The security lending fee is based on the number and duration of lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program.

For the period ended September 30, 2004, the GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund paid $438,885, $160,544 and $196,495 respectively to GEAM.

OTHER For the period ended September 30, 2004, GEID acting as underwriter received net commissions of $166,197 from the sale of Class A shares and $252,225 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares.


5.  SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the GE Small-Cap Value Equity Fund. Palisade is responsible for the day-to-day portfolio management of the assets of the fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays Palisade a monthly sub-advisory fee, which is calculated as a percentage of the average daily net assets of the Fund.


6.  INVESTMENT TRANSACTIONS

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended September 30, 2004, were as follows:

                                         Purchases                   Sales
-------------------------------------------------------------------------------
GE U.S. Equity Fund                     $ 202,508,616           $  204,177,506

GE Value Equity Fund                       20,439,373               36,861,885

GE Small-Cap Value Equity Fund             93,885,787              117,975,675

GE Global Equity Fund                      14,690,213               13,442,761

GE International Equity Fund               23,611,856               21,212,947

GE Premier Growth Equity Fund             288,664,243              111,635,561

GE Strategic Investment Fund              386,291,994              353,390,087

GE Government Securities Fund             440,221,984              474,445,132

GE Short-Term Government Fund              83,694,156               65,853,933

GE Tax-Exempt Fund                          7,676,905               10,550,323

GE Fixed Income Fund                    1,085,195,957            1,084,025,738

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements



OPTIONS During the period ended September 30, 2004, the following option contracts were written:

                                              GE Fixed Income        GE Government Securities    GE Strategic Investment
                                        ------------------------     -------------------------   -------------------------
                                           Number                      Number                       Number
                                        of Contracts     Premium     of Contracts      Premium   of Contracts     Premium
--------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2003             --        $      --          --          $      --        --       $     --

Written                                   1,012          296,864         912            272,527       287         84,589

Closed and Expired                         (796)        (245,307)       (752)          (234,337)     (223)       (69,313)
--------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2004            216        $  51,557         160          $  38,190        64       $ 15,276
--------------------------------------------------------------------------------------------------------------------------


SWAP AGREEMENTS There were no open swap transactions held by the Funds as of September 30, 2004.

SECURITY LENDING At September 30, 2004, the following Funds participated in securities lending:

                                      Loaned securities
                                 (including accrued interest)   Cash Collateral
--------------------------------------------------------------------------------
GE U.S. Equity Fund                      $25,207,706             $25,790,939

GE Value Equity Fund                         556,593                 569,717

GE Small-Cap Value Equity Fund            18,276,739              18,760,707

GE Global Equity Fund                      6,100,935               6,386,683

GE International Equity Fund              14,467,598              15,208,138

GE Premier Growth Equity Fund             25,459,272              26,106,043

GE Strategic Investment Fund              18,093,214              18,823,296

GE Government Securities Fund             50,336,261              51,473,883

GE Short-Term Government Fund             12,221,083              12,484,063

GE Fixed Income Fund                      28,053,015              28,674,991

                                                              September 30, 2004
--------------------------------------------------------------------------------


Notes to Financial Statements


7.  BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at September 30, 2004 are:


                                                    5% or Greater Shareholders
                                              --------------------------------------   % of Fund Held by
                                                    Number      % of Fund Held          GE Affiliates*
---------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                   3               28%                      28%

GE Small-Cap Value Equity Fund                        1                7%                       7%

GE Global Equity Fund                                 1               30%                      30%

GE International Equity Fund                          4               44%                      44%

GE Premier Growth Equity Fund                         2               12%                       5%

GE Strategic Investment Fund                          2               21%                      21%

GE Short-Term Government Fund                         1                9%                       0%

GE Tax-Exempt Fund                                    2               15%                       0%

GE Fixed Income Fund                                  1               12%                      12%

GE Money Market Fund                                  1                6%                       6%

Investment activities of these shareholders could have a material impact on the Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDER PERCENTAGE.


8.  CAPITAL STOCK

On June 11, 1999, the Board of Trustees of GE Funds approved a share class redesignation (the "Redesignation") for each of the Funds, except the GE Money Market Fund, effective at the close of business September 17, 1999. The Redesignation combined each Fund's respective Class A and Class C shares into a single class designated as Class A. For each of the Funds effected by the Redesignation, except the GE Value Equity Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class A shares were merged into Class C shares and Class C shares were renamed Class A shares. For the GE Value Equity Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class C shares were merged into Class A shares. The Redesignation was completed to simplify the structure and increase the operating efficiencies of the Funds. For tax purposes, the Redesignation resulted in a non-taxable exchange of shares. Additionally, Class D shares were renamed Class Y shares.

On September 30, 1999 a new class of C shares was created and offered for public sale effective October 1, 1999 by each of the Funds then being offered (except the GE Money Market Fund).

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees
GE Funds

We have audited the accompanying statements of assets and liabilities of the GE U.S. Equity Fund, GE Value Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund, and GE Money Market Fund, each a series of GE Funds, including the schedules of investments, as of September 30, 2004, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2003 and the financial highlights for each of the years in the four-years then ended were audited by other auditors whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE U.S. Equity Fund, GE Value Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund, and GE Money Market Fund, as of September 30, 2004, and the results of their operations, changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/S/KPMG LP

Boston, Massachusetts
November 12, 2004

Tax Information  (unaudited)
--------------------------------------------------------------------------------


The following Funds intend to make an election under Internal Revenue Code
Section 853. The election will allow Shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended September 30, 2004, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the total amount of taxes paid by the Funds follows:

                            Total Foreign     Total Foreign
                            Source Income      Taxes Paid
-------------------------------------------------------------
GE International
    Equity Fund              $1,740,741         $202,380

Of the dividends paid from net investment income by the GE Tax-Exempt Fund for the tax period ended September 30, 2004, 99.09% represents exempt interest dividends for Federal income tax purposes.

During the year ended September 30, 2004, the following Funds paid to shareholders of record on December 8, 2003 the following long-term capital gain dividends reported on Forms 1099-DIV for 2003.

Fund                                      Per Share Amount
-------------------------------------------------------------
GE Short-Term Government Fund                   $.05982
GE Fixed Income Fund                             .08816

For the fiscal year ended September 30, 2004 certain dividends paid by the fund may be subject to a maximum income tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represent the amounts that may be considered qualified dividend income:


                                              Qualified
Fund                                       Dividend Income
-------------------------------------------------------------
GE U.S. Equity Fund                          $5,180,648
GE Global Equity Fund                           120,349
GE International Equity Fund                    409,962
GE Strategic Investment Fund                  1,948,102
GE Value Equity Fund                            407,241

For corporate shareholders, the following represent the amounts that may be eligible for the dividends received deduction:

                                            Dividends
Fund                                   Received Deduction
-----------------------------------------------------------
GE U.S. Equity Fund                           100.00%
GE Global Equity Fund                         100.00%
GE Strategic Investment Fund                   40.07%
GE Value Equity Fund                          100.00%

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.


CHANGE IN AUDITORS (UNAUDITED)

PricewaterhouseCoopers ("PwC") served as independent auditors for Trust. On April 12, 2004, PwC resigned as auditors and the Trust's Board selected KPMG LLP ("KPMG") as independent auditors for the Trust for the fiscal year ended September 30, 2004 upon the recommendation of the Trust's Audit Committee. During the two most recent fiscal years and through April 12, 2004, there was no disagreement with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to PwC's satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. The audit report of PwC on the financial statements of the Trust as of and for the year ended September 30, 2003 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

                                                                     (unaudited)
--------------------------------------------------------------------------------

Additional Information


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    55

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Institutional Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

                                                                     (unaudited)
--------------------------------------------------------------------------------

Additional Information


--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Institutional Funds, GE Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    43

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    39

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997, Vice President and Assistant Secretary of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY
TRUSTEE N/A OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

                                                                     (unaudited)
--------------------------------------------------------------------------------

Additional Information


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    41

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   68

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.gefunds.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------



TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
Christopher M. Isaacs

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
Kathryn Karlic, EVP, FIXED INCOME




INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated
3001 Summer Street
P.O. Box 7900
Stamford, CT 06904-7900

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

SHAREHOLDER SERVICING AGENT
AND TRANSFER AGENT
PFPC
GE Mutual Funds
P.O. Box 9838
Providence, RI 02940

CUSTODIAN
State Street Bank & Trust Company





At GE, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a tradition of investment management that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.



136
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137

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]




ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link: www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $273,700 in 2003 and $202,900 in 2004.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $114,428 in 2003 and $337,665 in 2004.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE FUNDS

Date:  December 03, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE FUNDS

Date:  December 03, 2004

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE FUNDS

Date:  December 03, 2004

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.